UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 6.1%
Adelaide Brighton Ltd.	521,608	2,585,119
AGL Energy Ltd.	609,490	10,191,871
ALS Ltd.	467,427	2,649,053
Alumina Ltd.	2,209,820	4,481,122
Amcor Ltd.	1,118,261	11,896,619
AMP Ltd.	2,631,165	7,764,397
Ansell Ltd.	135,843	2,698,122
APA Group	1,055,522	6,940,362
Aristocrat Leisure Ltd.	578,378	13,146,397
ASX Ltd.	194,591	8,926,996
Atlas Arteria Ltd.	660,383	3,322,864
Aurizon Holdings Ltd.	1,662,144	5,420,520
AusNet Services	2,124,698	2,612,436
Australia & New Zealand Banking Group Ltd.	2,669,256	54,955,835
Bank of Queensland Ltd.	378,252	2,899,250
Bendigo & Adelaide Bank Ltd.	433,904	3,532,653
BHP Billiton Ltd.	2,815,591	69,856,372
BlueScope Steel Ltd.	558,536	7,345,071
Boral Ltd.	997,445	4,732,074
Brambles Ltd.	1,348,150	9,211,302
Caltex Australia Ltd.	245,850	5,472,779
Challenger Ltd.	546,928	5,334,308
CIMIC Group Ltd.	115,632	3,606,460
Coca-Cola Amatil Ltd.	553,920	3,721,817
Cochlear Ltd.	47,303	7,020,565
Commonwealth Bank of Australia	1,538,679	80,681,934
Computershare Ltd.	503,493	6,605,985
Crown Resorts Ltd.	328,131	3,302,128
CSL Ltd.	401,844	56,508,671
CSR Ltd.	373,962	1,420,451
Dexus	792,863	5,933,207
Domino's Pizza Enterprises Ltd.	49,192	1,832,396
Downer EDI Ltd.	661,042	3,511,246
DuluxGroup Ltd.	162,300	914,892
Fairfax Media Ltd.	2,327,156	1,250,198
Flight Centre Travel Group Ltd.	64,624	3,013,079
Fortescue Metals Group Ltd.	1,295,950	4,598,923
Goodman Group	1,708,994	12,077,650
Harvey Norman Holdings Ltd. (a)	623,160	1,697,450
Healthscope Ltd.	2,061,702	3,665,969
Iluka Resources Ltd.	410,867	3,481,884
Incitec Pivot Ltd.	1,486,930	3,870,294
Insurance Australia Group Ltd.	2,088,625	12,848,312
IOOF Holdings Ltd.	392,360	2,597,693
James Hardie Industries plc	351,350	5,893,872
LendLease Group	563,553	8,008,025
Macquarie Group Ltd.	264,184	22,853,975
Magellan Financial Group Ltd.	98,044	1,712,932
Medibank Pvt Ltd.	2,862,535	6,346,196
Metcash Ltd.	1,063,446	2,333,504
Mirvac Group	2,986,552	5,197,482
National Australia Bank Ltd.	2,350,326	47,660,428
Security	Number of Shares	Value ($)
Newcrest Mining Ltd.	680,080	10,682,733
Nufarm Ltd.	178,858	1,284,309
Oil Search Ltd.	1,057,104	6,614,824
OneMarket Ltd. *	86,135	99,716
Orica Ltd.	318,504	4,258,400
Origin Energy Ltd. *	1,634,465	11,872,492
Orora Ltd.	1,284,164	3,342,520
OZ Minerals Ltd.	411,939	3,067,065
Perpetual Ltd.	10,955	318,301
Qantas Airways Ltd.	874,616	4,202,292
QBE Insurance Group Ltd.	1,214,271	8,710,017
Ramsay Health Care Ltd.	121,857	5,654,816
REA Group Ltd.	32,312	2,097,958
Rio Tinto Ltd.	370,291	23,246,592
Santos Ltd. *	1,702,011	7,546,664
Scentre Group	4,464,096	14,119,030
SEEK Ltd.	263,112	4,021,491
Sims Metal Management Ltd.	175,408	2,116,923
Sonic Healthcare Ltd.	427,108	7,613,915
South32 Ltd.	4,852,782	13,659,310
Stockland	1,860,649	5,842,619
Suncorp Group Ltd.	1,172,605	11,915,789
Sydney Airport	793,188	4,369,206
Tabcorp Holdings Ltd.	1,776,718	5,874,826
Telstra Corp., Ltd.	3,518,354	7,454,055
The GPT Group	1,750,860	6,663,685
The Star Entertainment Grp Ltd.	747,792	2,806,451
TPG Telecom Ltd.	240,200	1,012,333
Transurban Group	2,065,825	18,554,074
Treasury Wine Estates Ltd.	618,750	7,762,378
Unibail-Rodamco-Westfield *	635,332	7,071,455
Vicinity Centres	2,359,309	4,766,407
Wesfarmers Ltd.	1,004,911	34,642,271
Westpac Banking Corp.	2,987,907	62,963,276
Whitehaven Coal Ltd.	619,706	2,466,417
Woodside Petroleum Ltd.	808,337	19,822,870
Woolworths Group Ltd.	1,169,085	25,175,379
WorleyParsons Ltd.	238,159	2,991,370
Xero Ltd. *	37,338	1,157,476
		937,984,845

Austria 0.2%
ANDRITZ AG	85,856	4,279,381
Erste Group Bank AG *	249,926	10,409,232
OMV AG	123,125	7,071,210
Raiffeisen Bank International AG *	116,296	3,677,529
Telekom Austria AG *	48,717	431,054
voestalpine AG	113,059	6,065,513
		31,933,919

Belgium 0.9%
Ackermans & van Haaren N.V.	23,878	4,069,426
Ageas	184,794	9,361,814
Anheuser-Busch InBev S.A.	666,536	62,414,954
bpost S.A.	52,296	924,834

1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colruyt S.A.	42,299	2,245,109
Groupe Bruxelles Lambert S.A.	66,373	7,028,730
KBC Groep N.V.	254,276	19,649,240
Proximus	153,166	4,096,093
Sofina S.A.	6,966	1,172,549
Solvay S.A.	60,084	8,065,644
Telenet Group Holding N.V. *	49,071	2,477,957
UCB S.A.	111,933	8,819,507
Umicore S.A.	182,390	10,304,544
		140,630,401

Canada 7.3%
Agnico Eagle Mines Ltd.	209,615	9,402,942
Alimentation Couche-Tard, Inc., B Shares	379,211	15,826,768
ARC Resources Ltd.	347,239	3,576,251
Bank of Montreal	576,638	44,648,104
Barrick Gold Corp.	1,037,349	13,650,592
BCE, Inc.	274,466	11,427,620
BlackBerry Ltd. *	482,242	5,706,456
Brookfield Asset Management, Inc., Class A	743,256	29,628,251
Canadian Imperial Bank of Commerce	394,128	34,393,532
Canadian National Railway Co.	649,910	54,234,318
Canadian Natural Resources Ltd.	1,036,828	35,879,748
Canadian Pacific Railway Ltd.	130,365	25,125,311
Canadian Tire Corp., Ltd., Class A	62,743	7,984,593
Canadian Utilities Ltd., Class A	102,584	2,488,682
Cenovus Energy, Inc.	1,115,349	11,762,237
CGI Group, Inc., Class A *	237,063	14,566,984
CI Financial Corp.	213,118	4,130,270
Constellation Software, Inc.	17,151	13,502,116
Crescent Point Energy Corp.	476,972	3,838,720
Dollarama, Inc.	92,576	10,679,925
Enbridge, Inc.	1,460,421	45,359,514
Encana Corp.	883,053	11,232,173
Fairfax Financial Holdings Ltd.	25,394	14,251,727
Fortis, Inc.	361,804	11,555,304
Franco-Nevada Corp.	160,312	11,299,203
George Weston Ltd.	43,054	3,493,242
Goldcorp, Inc.	776,771	11,095,873
Great-West Lifeco, Inc.	268,676	6,816,318
Husky Energy, Inc.	328,269	4,734,746
Hydro One Ltd.	209,779	3,147,008
IGM Financial, Inc.	71,367	2,108,220
Imperial Oil Ltd.	197,373	6,454,334
Intact Financial Corp.	126,750	9,580,510
Inter Pipeline Ltd.	360,958	6,814,571
Loblaw Cos. Ltd.	174,545	9,021,926
Magna International, Inc.	300,721	19,273,777
Manulife Financial Corp.	1,745,119	32,905,960
Metro, Inc.	223,706	7,377,538
National Bank of Canada	322,371	15,412,773
Nutrien Ltd.	578,824	29,275,858
Pembina Pipeline Corp.	446,133	15,510,791
Power Corp. of Canada	318,532	7,418,171
Power Financial Corp.	220,022	5,480,196
Restaurant Brands International, Inc.	204,653	12,080,080
RioCan Real Estate Investment Trust	273,157	4,959,025
Rogers Communications, Inc., B Shares	305,633	14,336,855
Royal Bank of Canada	1,280,994	96,775,680
Saputo, Inc.	192,760	6,695,780
Shaw Communications, Inc., B Shares	439,714	8,847,160
SNC-Lavalin Group, Inc.	130,245	5,678,891
Sun Life Financial, Inc.	546,552	22,579,187
Suncor Energy, Inc.	1,458,746	58,070,956
Teck Resources Ltd., Class B	428,450	11,616,240
TELUS Corp.	150,639	5,294,197
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	1,080,382	65,162,726
The Toronto-Dominion Bank	1,653,739	96,506,354
Thomson Reuters Corp.	245,786	9,551,397
Tourmaline Oil Corp.	214,776	4,281,612
TransCanada Corp.	823,610	34,463,114
Turquoise Hill Resources Ltd. *	910,730	2,562,569
Valeant Pharmaceuticals International, Inc. *	310,510	6,829,209
Waste Connections, Inc.	232,542	17,872,678
Wheaton Precious Metals Corp.	388,575	8,489,220
		1,134,726,083

Denmark 1.4%
AP Moller - Maersk A/S, A Shares	3,929	5,514,667
AP Moller - Maersk A/S, B Shares	6,007	8,975,809
Carlsberg A/S, B Shares	98,978	10,989,708
Chr Hansen Holding A/S	83,088	7,966,691
Coloplast A/S, B Shares	109,329	10,376,443
Danske Bank A/S	616,924	20,452,711
DSV A/S	176,064	14,617,353
Genmab A/S *	49,063	7,371,126
H. Lundbeck A/S	47,695	3,359,156
ISS A/S	163,798	5,589,613
Jyske Bank A/S	61,633	3,353,953
Novo Nordisk A/S, B Shares	1,544,381	73,252,469
Novozymes A/S, B Shares	195,372	9,945,464
Orsted A/S	143,897	8,609,155
Pandora A/S	97,192	7,639,339
Rockwool International A/S, B Shares	4,013	1,412,233
Tryg A/S	93,455	2,150,042
Vestas Wind Systems A/S	183,957	12,044,452
William Demant Holding A/S *	121,899	4,431,266
		218,051,650

Finland 0.9%
Elisa Oyj	125,415	5,599,681
Fortum Oyj	346,285	8,128,832
Huhtamaki Oyj	90,934	3,704,538
Kesko Oyj, B Shares	55,392	3,240,712
Kone Oyj, B Shares	324,717	16,052,432
Metso Oyj	89,236	3,085,372
Neste Oyj	117,525	9,550,952
Nokia Oyj	4,917,463	28,356,357
Nokian Renkaat Oyj	125,064	4,848,234
Orion Oyj, Class B	102,974	3,039,897
Sampo Oyj, A Shares	417,725	20,518,641
Stora Enso Oyj, R Shares	424,782	8,679,818
UPM-Kymmene Oyj	445,514	16,334,719
Wartsila Oyj Abp	454,702	9,599,039
		140,739,224

France 8.7%
Accor S.A.	168,785	9,222,632
Aeroports de Paris	24,343	5,077,864
Air France-KLM *	187,868	1,493,860
Air Liquide S.A.	363,454	44,716,978
Airbus SE	490,612	55,728,586
ALD S.A.	70,590	1,183,260
Alstom S.A.	158,708	7,503,022
Amundi S.A.	46,693	3,408,726
Arkema S.A.	61,541	7,488,986
Atos SE (a)	79,974	10,847,692
AXA S.A.	1,673,123	41,648,493
BioMerieux	35,791	3,145,945
BNP Paribas S.A.	952,771	59,011,705
Bollore S.A.	923,200	4,539,066

2

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bouygues S.A.	207,312	9,568,492
Bureau Veritas S.A.	217,982	5,396,891
Capgemini SE	132,541	17,428,653
Carrefour S.A.	469,581	8,455,087
Casino Guichard Perrachon S.A.	60,008	2,591,751
Cie Generale des Etablissements Michelin S.C.A.	159,206	20,572,612
CNP Assurances	166,768	3,897,258
Compagnie de Saint-Gobain	424,672	21,253,974
Credit Agricole S.A.	1,024,867	14,044,879
Danone S.A.	513,485	39,194,171
Dassault Aviation S.A.	1,748	3,383,049
Dassault Systemes S.A.	120,566	16,909,510
Edenred	202,732	6,491,282
Eiffage S.A.	62,056	6,983,019
Electricite de France S.A. (a)	415,622	5,530,772
Elior Group S.A.	137,241	2,281,268
Elis S.A.	124,776	2,690,174
Engie S.A.	1,428,717	22,572,874
Essilor International S.A.	180,623	24,647,334
Eurazeo S.A.	46,815	3,661,358
Eurofins Scientific SE	8,170	4,190,487
Eutelsat Communications S.A.	158,400	3,037,912
Faurecia S.A.	70,905	6,000,636
Fonciere Des Regions	32,312	3,366,313
Gecina S.A.	37,550	6,487,152
Getlink	453,289	6,132,549
Hermes International	26,353	18,727,814
ICADE	28,299	2,626,157
Iliad S.A.	21,464	3,631,711
Imerys S.A.	32,312	2,749,627
Ingenico Group S.A.	55,977	4,469,388
Ipsen S.A.	33,717	5,342,827
JCDecaux S.A.	66,275	2,059,397
Kering S.A.	66,116	37,793,669
Klepierre S.A.	186,635	7,259,061
L'Oreal S.A.	209,749	50,339,094
Lagardere S.C.A.	125,263	3,377,670
Legrand S.A.	231,982	17,476,950
LVMH Moet Hennessy Louis Vuitton SE	219,874	76,240,515
Natixis S.A.	718,612	5,199,103
Orange S.A.	1,741,490	29,933,581
Orpea	32,586	4,271,626
Pernod-Ricard S.A.	192,751	32,332,240
Peugeot S.A.	422,569	9,838,164
Plastic Omnium S.A.	26,029	1,200,762
Publicis Groupe S.A.	196,762	13,675,161
Remy Cointreau S.A.	19,780	2,925,400
Renault S.A.	166,592	16,068,461
Rexel S.A.	286,576	4,209,935
Rubis SCA	68,057	4,794,380
Safran S.A.	264,805	31,575,260
Sanofi	961,702	73,675,876
Sartorius Stedim Biotech	19,483	1,928,564
Schneider Electric SE	466,377	40,165,961
SCOR SE	149,033	5,493,852
SEB S.A.	23,844	4,300,213
SES S.A.	337,710	5,824,435
Societe BIC S.A.	28,699	2,787,228
Societe Generale S.A.	635,913	27,357,506
Sodexo S.A.	79,481	7,702,442
STMicroelectronics N.V.	577,342	13,721,238
Suez	350,816	4,823,997
TechnipFMC plc	406,928	12,815,687
Teleperformance	47,874	7,555,423
Thales S.A.	94,060	11,956,808
Total S.A.	2,012,788	122,292,875
UBISOFT Entertainment S.A. *	75,546	8,167,679
Valeo S.A.	233,241	14,789,280
Security	Number of Shares	Value ($)
Veolia Environnement S.A.	411,013	9,317,238
Vinci S.A.	410,824	40,148,323
Vivendi S.A.	974,570	24,481,481
Wendel S.A.	32,312	4,262,110
Worldline S.A. *	29,561	1,703,243
		1,355,175,684

Germany 7.6%
1&1 Drillisch AG	38,090	2,632,177
adidas AG	179,428	40,548,795
Allianz SE	389,735	80,241,887
Axel Springer SE	51,622	3,742,043
BASF SE	810,884	79,746,389
Bayer AG	735,846	87,492,936
Bayerische Motoren Werke AG	284,924	28,396,680
Beiersdorf AG	89,025	10,211,067
Brenntag AG	135,421	7,799,514
CECONOMY AG	177,564	1,736,511
Commerzbank AG *	943,135	9,625,354
Continental AG	96,936	24,565,596
Covestro AG	160,144	14,569,796
Daimler AG	850,264	61,218,198
Delivery Hero AG *	109,956	5,046,785
Deutsche Bank AG	1,650,208	17,639,013
Deutsche Boerse AG	172,689	23,060,732
Deutsche Lufthansa AG	207,720	5,637,462
Deutsche Post AG	837,865	31,756,946
Deutsche Telekom AG	2,827,505	43,633,216
Deutsche Wohnen SE	287,289	13,457,691
E.ON SE	1,732,998	18,352,004
Evonik Industries AG	157,417	5,508,910
Fielmann AG	27,696	2,195,175
Fraport AG Frankfurt Airport Services Worldwide	41,544	3,880,514
Fresenius Medical Care AG & Co. KGaA	176,101	17,559,162
Fresenius SE & Co. KGaA	344,247	26,424,961
Fuchs Petrolub SE	35,560	1,784,895
GEA Group AG	167,108	6,144,551
Hannover Rueck SE	60,008	7,565,111
HeidelbergCement AG	136,007	12,034,079
Hella GmbH & Co. KGaA	23,322	1,464,639
Henkel AG & Co. KGaA	105,560	11,884,584
HOCHTIEF AG	25,671	4,710,616
HUGO BOSS AG	56,194	5,042,962
Infineon Technologies AG	1,006,608	27,601,061
Innogy SE	115,700	4,876,893
K+S AG	205,844	5,502,450
KION Group AG	60,933	4,946,177
LANXESS AG	83,755	6,616,883
LEG Immobilien AG	55,739	6,100,412
Linde AG	164,566	37,651,178
MAN SE	28,539	3,101,493
Merck KGaA	120,016	12,235,866
METRO AG	155,174	2,086,670
MTU Aero Engines AG	51,233	9,670,350
Muenchener Rueckversicherungs-Gesellschaft AG	124,044	25,527,628
OSRAM Licht AG	90,986	5,361,376
ProSiebenSat.1 Media SE	225,108	6,613,883
Puma SE	6,784	4,109,941
QIAGEN N.V. *	208,380	7,555,094
Rational AG	2,476	1,546,275
Rheinmetall AG	34,778	4,429,062
RTL Group S.A.	32,312	2,434,683
RWE AG	471,821	10,681,923
SAP SE	796,027	89,519,331
Siemens AG	668,942	87,065,424
Siemens Healthineers AG *	115,725	4,593,591

3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STADA Arzneimittel AG	9,468	895,212
Suedzucker AG	133,944	2,397,670
Symrise AG	107,200	8,691,845
Talanx AG *	25,795	993,044
Telefonica Deutschland Holding AG	656,281	2,770,133
ThyssenKrupp AG	387,826	10,217,646
Uniper SE	180,380	5,712,426
United Internet AG	102,738	6,547,962
Volkswagen AG	32,568	6,048,444
Vonovia SE	444,054	20,920,369
Wacker Chemie AG	18,464	2,995,870
Wirecard AG	109,227	16,849,211
Zalando SE *	111,080	5,906,179
		1,178,084,606

Hong Kong 3.5%
AAC Technologies Holdings, Inc.	639,724	9,631,560
AIA Group Ltd.	10,605,309	97,344,167
ASM Pacific Technology Ltd.	268,105	3,520,434
BOC Hong Kong Holdings Ltd.	3,377,645	16,986,939
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	280,789
Cathay Pacific Airways Ltd.	851,032	1,386,535
China Mengniu Dairy Co., Ltd. *	2,636,491	9,579,112
China Travel International Investment Hong Kong Ltd.	4,967,508	2,203,799
CK Asset Holdings Ltd.	2,496,991	20,850,304
CK Hutchison Holdings Ltd.	2,446,617	27,619,045
CK Infrastructure Holdings Ltd.	554,924	4,188,026
CLP Holdings Ltd.	1,581,289	16,610,877
Dairy Farm International Holdings Ltd.	127,415	1,091,946
Galaxy Entertainment Group Ltd.	1,971,534	17,354,898
Haitong International Securities Group Ltd. (a)	2,208,102	1,247,030
Hang Lung Group Ltd.	671,680	2,080,764
Hang Lung Properties Ltd.	2,239,884	5,082,760
Hang Seng Bank Ltd.	683,683	17,109,180
Henderson Land Development Co., Ltd.	1,057,729	6,957,901
Hong Kong & China Gas Co., Ltd.	7,351,757	15,895,387
Hong Kong Exchanges & Clearing Ltd.	1,111,365	35,958,573
Hongkong Land Holdings Ltd.	1,072,072	7,783,243
Hopewell Holdings Ltd.	779,596	2,683,413
Hysan Development Co., Ltd.	481,024	2,780,982
Jardine Matheson Holdings Ltd.	191,574	11,961,880
Jardine Strategic Holdings Ltd.	187,088	6,697,750
Kerry Properties Ltd.	711,492	3,805,013
Li & Fung Ltd.	7,082,532	2,753,864
Link REIT	2,041,852	18,064,995
Melco International Development Ltd.	327,150	1,186,542
MGM China Holdings Ltd.	545,066	1,584,302
Minth Group Ltd.	597,342	2,749,061
MTR Corp. Ltd.	1,281,359	7,211,999
New World Development Co., Ltd.	5,384,381	8,264,496
Nexteer Automotive Group Ltd.	742,444	1,224,763
NWS Holdings Ltd.	1,521,670	2,832,223
Orient Overseas International Ltd.	53,475	504,471
PCCW Ltd.	4,616,000	2,718,704
Power Assets Holdings Ltd.	1,275,582	8,870,687
PRADA S.p.A.	452,964	2,382,000
Samsonite International S.A. (b)	1,120,989	3,844,216
Sands China Ltd.	2,296,766	13,746,953
Semiconductor Manufacturing International Corp. *(a)	2,794,986	3,655,789
Shangri-La Asia Ltd.	892,537	1,784,130
Shui On Land Ltd.	5,432,120	1,523,513
Sino Land Co., Ltd.	3,619,537	6,266,238
SJM Holdings Ltd.	498,215	715,170
Sun Art Retail Group Ltd.	2,079,992	2,450,122
Sun Hung Kai Properties Ltd.	1,262,183	20,370,896
Security	Number of Shares	Value ($)
Swire Pacific Ltd., Class A	563,910	5,815,840
Swire Properties Ltd.	1,238,604	4,855,475
Techtronic Industries Co., Ltd.	1,195,786	7,172,445
The Bank of East Asia Ltd.	1,392,316	5,777,539
The Wharf Holdings Ltd.	1,145,887	3,703,172
Tingyi Cayman Islands Holding Corp.	2,184,735	4,890,772
VTech Holdings Ltd.	115,931	1,416,595
Want Want China Holdings Ltd.	5,126,578	5,084,652
WH Group Ltd.	7,960,287	8,169,185
Wharf Real Estate Investment Co., Ltd.	1,021,911	7,888,262
Wheelock & Co., Ltd.	739,874	5,574,416
Wynn Macau Ltd.	1,577,942	6,054,965
Xinyi Glass Holdings Ltd.	2,082,306	2,861,656
Xinyi Solar Holdings Ltd.	3,614,622	1,497,616
Yue Yuen Industrial Holdings Ltd.	777,258	2,402,874
		536,562,905

Ireland 0.2%
AIB Group plc	610,159	3,329,002
Bank of Ireland Group plc	814,193	6,719,379
Glanbia plc	180,877	3,344,421
Kerry Group plc, A Shares	123,367	12,982,165
Kingspan Group plc	130,412	6,028,304
		32,403,271

Israel 0.4%
Azrieli Group Ltd.	36,928	1,799,346
Bank Hapoalim B.M.	1,052,448	7,261,416
Bank Leumi Le-Israel	1,371,069	8,544,917
Bezeq The Israeli Telecommunication Corp., Ltd.	2,761,319	3,375,298
Elbit Systems Ltd.	19,684	2,361,925
First International Bank of Israel Ltd.	97,153	2,143,309
Frutarom Industries Ltd.	33,528	3,280,516
Gazit-Globe Ltd.	135,330	1,305,153
Harel Insurance Investments & Financial Services Ltd.	1,457	11,074
Israel Chemicals Ltd.	628,941	2,914,686
Israel Discount Bank Ltd., A Shares	1,265,961	3,815,379
Mazor Robotics Ltd. *	37,870	1,138,149
Mizrahi Tefahot Bank Ltd.	171,389	3,273,156
NICE Ltd. *	56,183	5,892,529
Paz Oil Co., Ltd.	4,720	660,316
SodaStream International Ltd. *	22,695	1,931,070
Teva Pharmaceutical Industries Ltd.	813,546	17,653,554
Tower Semiconductor Ltd. *	86,060	2,263,149
		69,624,942

Italy 2.2%
A2A S.p.A.	1,004,973	1,703,348
Assicurazioni Generali S.p.A.	1,219,620	20,714,284
Atlantia S.p.A.	485,705	14,055,021
Banca Mediolanum S.p.A.	218,066	1,538,745
Banco BPM S.p.A. *	1,336,615	3,462,931
Buzzi Unicem S.p.A.	85,833	2,069,984
CNH Industrial N.V.	813,120	9,510,531
Davide Campari-Milano S.p.A.	602,224	4,492,016
Enel S.p.A.	6,816,385	37,420,663
Eni S.p.A.	2,160,510	39,065,203
EXOR N.V.	106,650	7,718,536
Ferrari N.V.	115,469	15,028,743
Fiat Chrysler Automobiles N.V. *	956,804	21,667,415
FinecoBank Banca Fineco S.p.A.	328,640	3,281,497
Intesa Sanpaolo S.p.A.	11,643,460	34,175,595
Italgas S.p.A.	417,370	2,172,894
Leonardo S.p.A.	375,025	3,819,076

4

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Luxottica Group S.p.A.	140,770	8,755,011
Mediobanca S.p.A.	540,072	5,086,276
Moncler S.p.A.	131,729	6,038,439
Parmalat S.p.A.	443,673	1,535,572
Pirelli & C S.p.A. *	316,232	2,701,348
Poste Italiane S.p.A.	347,659	2,972,242
Prysmian S.p.A.	189,771	5,272,167
Recordati S.p.A.	102,621	3,797,326
Saipem S.p.A. *	579,869	2,470,615
Snam S.p.A.	2,095,969	8,582,757
Telecom Italia S.p.A. *	11,141,398	8,937,277
Telecom Italia S.p.A. - RSP	4,745,318	3,317,986
Tenaris S.A.	424,672	7,609,295
Terna Rete Elettrica Nazionale S.p.A.	1,444,808	7,641,640
UniCredit S.p.A.	1,978,077	32,635,530
Unione di Banche Italiane S.p.A.	870,845	3,282,398
UnipolSai Assicurazioni S.p.A.	919,814	2,020,701
		334,553,062

Japan 22.7%
ABC-Mart, Inc.	37,531	2,314,489
Acom Co., Ltd.	513,520	2,160,050
Advantest Corp.	199,754	4,701,284
Aeon Co., Ltd.	670,605	13,326,303
AEON Financial Service Co., Ltd.	149,842	3,503,140
Aeon Mall Co., Ltd.	120,642	2,335,221
Aica Kogyo Co., Ltd.	16,535	619,425
Ain Holdings, Inc.	23,245	1,647,444
Air Water, Inc.	190,573	3,715,161
Aisin Seiki Co., Ltd.	159,944	8,067,496
Ajinomoto Co., Inc.	481,024	9,206,953
Alfresa Holdings Corp.	185,504	4,700,562
Alps Electric Co., Ltd.	154,996	3,686,407
Amada Holdings Co., Ltd.	372,083	4,054,915
ANA Holdings, Inc.	113,358	4,572,090
Aoyama Trading Co., Ltd.	64,828	2,303,245
Aozora Bank Ltd.	114,048	4,524,340
Asahi Glass Co., Ltd.	180,643	7,415,599
Asahi Group Holdings Ltd.	340,956	17,875,515
Asahi Intecc Co., Ltd.	108,232	3,895,137
Asahi Kasei Corp.	1,169,336	16,095,927
Asics Corp.	166,666	2,785,820
Astellas Pharma, Inc.	1,780,755	27,282,127
Azbil Corp.	64,804	3,179,210
Bandai Namco Holdings, Inc.	215,853	9,198,761
Benesse Holdings, Inc.	84,578	3,082,782
Bic Camera, Inc.	109,815	1,738,523
Bridgestone Corp.	542,872	21,810,818
Brother Industries Ltd.	228,663	4,798,671
Calbee, Inc.	64,800	2,367,859
Canon, Inc.	886,719	30,312,250
Capcom Co., Ltd.	61,859	1,457,013
Casio Computer Co., Ltd.	212,876	3,262,355
Central Japan Railway Co.	158,605	32,861,140
Chubu Electric Power Co., Inc.	652,533	10,123,286
Chugai Pharmaceutical Co., Ltd.	196,274	11,110,360
Citizen Watch Co., Ltd.	351,244	2,343,890
Coca-Cola Bottlers Japan Holdings, Inc.	99,312	4,191,132
COMSYS Holdings Corp.	131,440	3,502,405
Concordia Financial Group Ltd.	1,310,150	7,392,167
Cosmo Energy Holdings Co., Ltd.	51,583	1,759,078
Cosmos Pharmaceutical Corp.	1,900	410,272
Credit Saison Co., Ltd.	213,176	3,545,575
CyberAgent, Inc.	92,920	4,866,444
Dai Nippon Printing Co., Ltd.	291,178	6,276,763
Dai-ichi Life Holdings, Inc.	1,017,177	19,010,335
Daicel Corp.	349,195	3,959,761
Daido Steel Co., Ltd.	24,599	1,159,252
Security	Number of Shares	Value ($)
Daifuku Co., Ltd.	80,428	4,182,597
Daiichi Sankyo Co., Ltd.	568,517	18,288,618
Daiichikosho Co., Ltd.	32,084	1,500,177
Daikin Industries Ltd.	242,850	28,119,591
Daito Trust Construction Co., Ltd.	65,475	10,709,105
Daiwa House Industry Co., Ltd.	601,111	21,837,960
Daiwa Securities Group, Inc.	1,505,556	8,753,829
DeNA Co., Ltd.	140,088	2,700,026
Denka Co., Ltd.	83,884	3,084,510
Denso Corp.	424,682	20,678,060
Dentsu, Inc.	191,351	9,158,500
DIC Corp.	79,721	2,608,571
Disco Corp.	24,439	4,622,591
DMG Mori Co., Ltd.	88,868	1,496,879
Don Quijote Holdings Co., Ltd.	97,585	5,209,563
Dowa Holdings Co., Ltd.	41,790	1,325,110
East Japan Railway Co.	320,229	31,700,151
Ebara Corp.	84,265	2,912,376
Eisai Co., Ltd.	234,310	16,987,987
Electric Power Development Co., Ltd.	157,180	4,182,497
Ezaki Glico Co., Ltd.	56,002	2,912,341
FamilyMart UNY Holdings Co., Ltd.	76,533	7,960,080
FANUC Corp.	173,822	37,229,858
Fast Retailing Co., Ltd.	46,614	20,478,496
Fuji Electric Co., Ltd.	531,799	3,803,284
FUJIFILM Holdings Corp.	333,556	12,839,350
Fujikura Ltd.	193,924	1,324,420
Fujitsu Ltd.	1,722,592	10,570,685
Fukuoka Financial Group, Inc.	698,733	3,743,040
Furukawa Electric Co., Ltd.	69,323	2,686,270
Glory Ltd.	18,780	557,462
GS Yuasa Corp.	140,350	666,580
Hakuhodo DY Holdings, Inc.	245,610	3,734,619
Hamamatsu Photonics K.K.	131,052	5,699,486
Hankyu Hanshin Holdings, Inc.	225,681	9,326,777
Haseko Corp.	304,722	4,639,056
Hikari Tsushin, Inc.	18,474	3,288,574
Hino Motors Ltd.	274,029	3,079,658
Hirose Electric Co., Ltd.	25,557	3,333,266
Hisamitsu Pharmaceutical Co., Inc.	74,330	6,198,443
Hitachi Chemical Co., Ltd.	97,726	2,110,223
Hitachi Construction Machinery Co., Ltd.	112,155	4,149,874
Hitachi High-Technologies Corp.	52,589	2,403,280
Hitachi Ltd.	4,117,776	30,192,097
Hitachi Metals Ltd.	226,694	2,499,695
Hokuhoku Financial Group, Inc.	87,248	1,240,721
Hokuriku Electric Power Co. *(a)	250,047	2,517,846
Honda Motor Co., Ltd.	1,542,513	48,939,595
Horiba Ltd.	28,234	2,354,458
Hoshizaki Corp.	48,211	4,850,166
House Foods Group, Inc.	52,745	1,937,066
Hoya Corp.	337,774	20,124,360
Hulic Co., Ltd.	328,786	3,380,312
Ibiden Co., Ltd.	115,963	1,807,035
Idemitsu Kosan Co., Ltd.	133,955	4,506,471
IHI Corp.	126,086	4,752,379
Iida Group Holdings Co., Ltd.	120,817	2,311,920
Inpex Corp.	845,772	9,450,662
Isetan Mitsukoshi Holdings Ltd.	391,682	4,845,328
Isuzu Motors Ltd.	499,476	6,707,492
Ito En Ltd.	41,192	1,696,665
ITOCHU Corp.	1,301,736	24,514,261
Itochu Techno-Solutions Corp.	73,497	1,336,063
Itoham Yonekyu Holdings, Inc.	154,110	1,459,609
Izumi Co., Ltd.	30,384	1,887,726
J Front Retailing Co., Ltd.	271,160	4,280,357
Japan Airlines Co., Ltd.	104,464	4,055,678
Japan Airport Terminal Co., Ltd.	47,980	2,216,941
Japan Exchange Group, Inc.	495,428	9,434,770

5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Post Bank Co., Ltd.	374,888	4,696,236
Japan Post Holdings Co., Ltd.	1,170,634	13,436,243
Japan Tobacco, Inc.	1,061,996	28,699,160
JFE Holdings, Inc.	475,518	9,856,565
JGC Corp.	217,482	4,550,017
JSR Corp.	218,810	4,277,716
JTEKT Corp.	226,794	3,312,827
JXTG Holdings, Inc.	2,887,818	18,683,301
K's Holdings Corp.	131,982	1,603,537
Kagome Co., Ltd.	95,460	3,321,265
Kajima Corp.	794,232	6,491,583
Kakaku.com, Inc.	112,563	2,454,432
Kaken Pharmaceutical Co., Ltd.	37,024	2,054,901
Kamigumi Co., Ltd.	40,460	887,070
Kaneka Corp.	240,978	2,484,195
Kansai Paint Co., Ltd.	199,058	4,279,990
Kao Corp.	439,287	34,133,746
Kawasaki Heavy Industries Ltd.	137,079	4,169,967
Kawasaki Kisen Kaisha Ltd. *	130,837	2,697,546
KDDI Corp.	1,585,578	42,986,976
Keihan Holdings Co., Ltd.	94,705	3,212,186
Keikyu Corp.	227,975	3,846,272
Keio Corp.	131,505	6,124,675
Keisei Electric Railway Co., Ltd.	161,563	5,494,733
Kewpie Corp.	117,622	2,848,391
Keyence Corp.	78,999	48,594,074
Kikkoman Corp.	141,089	6,674,927
Kinden Corp.	47,250	779,780
Kintetsu Group Holdings Co., Ltd.	150,641	6,315,705
Kirin Holdings Co., Ltd.	754,082	21,481,741
Kobayashi Pharmaceutical Co., Ltd.	48,030	4,248,408
Kobe Steel Ltd.	230,859	2,322,508
Koito Manufacturing Co., Ltd.	102,051	7,523,848
Kokuyo Co., Ltd.	16,635	312,504
Komatsu Ltd.	799,212	26,386,612
Konami Holdings Corp.	88,524	4,163,631
Konica Minolta, Inc.	448,666	4,104,874
Kose Corp.	27,215	5,929,210
Kubota Corp.	1,028,761	17,356,702
Kuraray Co., Ltd.	326,214	5,008,283
Kurita Water Industries Ltd.	111,095	3,200,583
Kyocera Corp.	272,542	16,195,234
Kyowa Exeo Corp.	64,696	1,697,120
Kyowa Hakko Kirin Co., Ltd.	227,738	4,670,259
Kyudenko Corp.	25,569	1,235,558
Kyushu Electric Power Co., Inc.	461,600	5,463,828
Kyushu Financial Group, Inc.	415,936	1,994,594
Kyushu Railway Co.	173,552	5,535,070
Lawson, Inc.	54,167	3,534,852
Leopalace21 Corp.	163,573	1,129,180
LINE Corp. *	34,583	1,257,332
Lion Corp.	217,482	3,989,522
LIXIL Group Corp.	263,742	5,840,704
M3, Inc.	199,934	8,382,340
Mabuchi Motor Co., Ltd.	51,973	2,415,791
Makita Corp.	222,224	9,940,712
Marubeni Corp.	1,421,758	11,102,393
Marui Group Co., Ltd.	228,349	4,647,058
Maruichi Steel Tube Ltd.	78,553	2,606,503
Matsumotokiyoshi Holdings Co., Ltd.	76,978	3,726,856
Mazda Motor Corp.	512,766	6,465,916
Mebuki Financial Group, Inc.	966,122	3,521,417
Medipal Holdings Corp.	126,068	2,913,680
Megmilk Snow Brand Co., Ltd.	56,060	1,553,137
MEIJI Holdings Co., Ltd.	124,771	10,645,931
MINEBEA MITSUMI, Inc.	408,791	7,781,120
Miraca Holdings, Inc.	47,540	1,549,005
MISUMI Group, Inc.	282,521	8,191,276
Mitsubishi Chemical Holdings Corp.	1,246,811	11,567,817
Security	Number of Shares	Value ($)
Mitsubishi Corp.	1,107,847	30,906,938
Mitsubishi Electric Corp.	1,797,274	25,558,363
Mitsubishi Estate Co., Ltd.	966,288	17,574,533
Mitsubishi Gas Chemical Co., Inc.	162,807	4,167,392
Mitsubishi Heavy Industries Ltd.	277,720	10,531,607
Mitsubishi Logistics Corp.	83,164	1,765,163
Mitsubishi Materials Corp.	145,138	4,041,074
Mitsubishi Motors Corp.	605,945	4,595,689
Mitsubishi Tanabe Pharma Corp.	232,372	4,170,697
Mitsubishi UFJ Financial Group, Inc.	11,231,023	67,792,396
Mitsubishi UFJ Lease & Finance Co., Ltd.	472,834	2,833,218
Mitsui & Co., Ltd.	1,548,537	27,323,351
Mitsui Chemicals, Inc.	185,473	5,377,513
Mitsui Fudosan Co., Ltd.	840,875	21,167,961
Mitsui Mining & Smelting Co., Ltd.	48,829	2,143,811
Mitsui OSK Lines Ltd.	115,891	3,069,946
Miura Co., Ltd.	47,350	1,260,400
Mizuho Financial Group, Inc.	21,993,108	38,401,147
MonotaRO Co., Ltd.	60,739	2,448,680
Morinaga & Co., Ltd.	28,832	1,433,042
Morinaga Milk Industry Co., Ltd.	27,780	1,093,097
MS&AD Insurance Group Holdings, Inc.	461,600	14,717,496
Murata Manufacturing Co., Ltd.	168,437	25,092,299
Nabtesco Corp.	115,744	3,792,615
Nagase & Co., Ltd.	33,515	560,511
Nagoya Railroad Co., Ltd.	141,426	3,642,229
Nankai Electric Railway Co., Ltd.	138,499	3,868,972
NEC Corp.	223,680	6,320,563
Nexon Co., Ltd. *	380,722	6,311,200
NGK Insulators Ltd.	236,372	4,322,989
NGK Spark Plug Co., Ltd.	199,058	5,459,918
NH Foods Ltd.	101,862	4,195,614
NHK Spring Co., Ltd.	119,165	1,176,898
Nichirei Corp.	98,238	2,668,327
Nidec Corp.	206,686	32,121,985
Nifco, Inc.	43,573	1,505,975
Nihon Kohden Corp.	25,925	720,636
Nihon M&A Center, Inc.	121,784	4,012,948
Nikon Corp.	330,256	5,365,197
Nintendo Co., Ltd.	95,028	39,359,934
Nippon Electric Glass Co., Ltd.	69,466	1,887,465
Nippon Express Co., Ltd.	78,883	5,946,447
Nippon Kayaku Co., Ltd.	148,005	1,629,288
Nippon Paint Holdings Co., Ltd.	139,634	5,854,230
Nippon Paper Industries Co., Ltd.	69,295	1,169,108
Nippon Shinyaku Co., Ltd.	51,666	3,714,036
Nippon Shokubai Co., Ltd.	28,598	2,208,452
Nippon Steel & Sumitomo Metal Corp.	694,021	14,580,542
Nippon Telegraph & Telephone Corp.	586,474	27,562,578
Nippon Yusen K.K.	145,323	2,968,123
Nipro Corp.	130,710	1,590,488
Nishi-Nippon Financial Holdings, Inc.	47,350	551,752
Nishi-Nippon Railroad Co., Ltd.	24,125	636,183
Nissan Chemical Industries Ltd.	129,927	6,122,935
Nissan Motor Co., Ltd.	1,746,511	17,369,461
Nisshin Seifun Group, Inc.	282,035	5,970,643
Nisshinbo Holdings, Inc.	42,705	518,851
Nissin Foods Holdings Co., Ltd.	74,696	5,568,941
Nitori Holdings Co., Ltd.	65,390	11,263,968
Nitto Denko Corp.	143,886	11,335,269
NOF Corp.	48,438	1,475,722
NOK Corp.	151,867	2,859,956
Nomura Holdings, Inc.	2,858,579	14,842,141
Nomura Real Estate Holdings, Inc.	97,681	2,295,362
Nomura Research Institute Ltd.	93,080	4,694,909
NSK Ltd.	394,162	4,495,069
NTN Corp.	416,635	1,779,361
NTT Data Corp.	601,780	6,740,911
NTT DOCOMO, Inc.	1,142,226	29,626,700

6

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Obayashi Corp.	618,942	6,260,916
Obic Co., Ltd.	65,769	5,702,462
Odakyu Electric Railway Co., Ltd.	282,827	6,130,587
Oji Holdings Corp.	791,146	5,206,585
OKUMA Corp.	21,094	1,236,769
Olympus Corp.	251,373	8,930,920
Omron Corp.	167,288	8,822,866
Ono Pharmaceutical Co., Ltd.	403,391	10,023,048
Open House Co., Ltd.	20,424	1,289,600
Oracle Corp. Japan	43,452	3,315,542
Oriental Land Co., Ltd.	174,598	17,918,613
ORIX Corp.	1,162,458	19,542,819
Osaka Gas Co., Ltd.	395,247	8,638,354
OSG Corp.	54,061	1,133,019
Otsuka Corp.	112,788	4,666,410
Otsuka Holdings Co., Ltd.	366,554	18,282,996
Panasonic Corp.	1,907,430	26,150,462
Park24 Co., Ltd.	94,464	2,554,515
Penta-Ocean Construction Co., Ltd.	195,566	1,276,233
PeptiDream, Inc. *	81,793	3,560,964
Persol Holdings Co., Ltd.	153,619	3,298,754
Pigeon Corp.	106,227	5,230,931
Pola Orbis Holdings, Inc.	51,392	2,549,615
Rakuten, Inc.	681,020	4,585,892
Recruit Holdings Co., Ltd.	1,094,028	30,511,343
Relo Group, Inc.	78,853	2,043,087
Renesas Electronics Corp. *	615,958	6,134,351
Rengo Co., Ltd.	152,845	1,358,997
Resona Holdings, Inc.	1,995,788	11,148,638
Resorttrust, Inc.	97,726	1,800,796
Ricoh Co., Ltd.	577,750	5,243,329
Rinnai Corp.	38,754	3,709,711
Rohm Co., Ltd.	75,017	6,966,925
Rohto Pharmaceutical Co., Ltd.	88,514	2,863,700
Ryohin Keikaku Co., Ltd.	23,611	8,040,931
Sankyo Co., Ltd.	13,390	531,804
Sankyu, Inc.	36,029	1,983,096
Sanrio Co., Ltd. (a)	87,914	1,624,845
Santen Pharmaceutical Co., Ltd.	344,627	6,017,372
Sanwa Holdings Corp.	91,855	1,006,943
Sapporo Holdings Ltd.	16,335	420,986
Sawai Pharmaceutical Co., Ltd.	52,176	2,297,963
SBI Holdings, Inc.	182,834	5,004,817
SCREEN Holdings Co., Ltd.	32,790	2,794,748
SCSK Corp.	10,090	464,356
Secom Co., Ltd.	189,718	14,177,555
Sega Sammy Holdings, Inc.	171,122	3,030,408
Seibu Holdings, Inc.	242,290	3,994,122
Seiko Epson Corp.	253,930	4,461,801
Seino Holdings Co., Ltd.	110,802	2,090,700
Sekisui Chemical Co., Ltd.	337,865	5,560,335
Sekisui House Ltd.	510,548	9,125,907
Seven & i Holdings Co., Ltd.	686,385	30,457,564
Seven Bank Ltd.	903,035	2,859,258
Sharp Corp. (a)	126,092	3,361,061
Shikoku Electric Power Co., Inc.	163,630	2,143,177
Shima Seiki Manufacturing Ltd.	21,224	1,207,274
Shimadzu Corp.	231,114	6,392,356
Shimamura Co., Ltd.	27,784	2,843,740
Shimano, Inc.	69,800	9,887,450
Shimizu Corp.	623,810	6,114,940
Shin-Etsu Chemical Co., Ltd.	356,789	35,762,642
Shinsei Bank Ltd.	159,497	2,525,057
Shionogi & Co., Ltd.	257,313	13,532,942
Shiseido Co., Ltd.	346,402	27,503,002
Shochiku Co., Ltd.	11,748	1,664,151
Showa Denko K.K.	117,676	5,096,098
Showa Shell Sekiyu K.K.	232,644	3,100,635
Skylark Co., Ltd. (a)	87,855	1,321,322
Security	Number of Shares	Value ($)
SMC Corp.	52,093	19,864,817
SoftBank Group Corp.	755,988	54,031,449
Sohgo Security Services Co., Ltd.	60,939	2,796,087
Sojitz Corp.	1,083,229	3,868,497
Sompo Holdings, Inc.	327,993	14,285,636
Sony Corp.	1,105,323	52,496,357
Sony Financial Holdings, Inc.	139,480	2,568,912
Sotetsu Holdings, Inc.	65,414	1,893,571
Square Enix Holdings Co., Ltd.	81,646	4,065,579
Stanley Electric Co., Ltd.	157,304	5,378,843
Start Today Co., Ltd.	168,736	5,878,464
Subaru Corp.	544,966	16,703,362
Sugi Holdings Co., Ltd.	42,154	2,533,624
Sumco Corp.	236,428	5,764,626
Sumitomo Chemical Co., Ltd.	1,335,635	8,101,463
Sumitomo Corp.	974,355	16,389,468
Sumitomo Dainippon Pharma Co., Ltd.	161,754	3,369,224
Sumitomo Electric Industries Ltd.	695,626	10,529,311
Sumitomo Forestry Co., Ltd.	168,023	2,574,976
Sumitomo Heavy Industries Ltd.	120,084	4,255,358
Sumitomo Metal Mining Co., Ltd.	208,541	7,996,519
Sumitomo Mitsui Financial Group, Inc.	1,158,900	48,032,829
Sumitomo Mitsui Trust Holdings, Inc.	337,401	14,105,346
Sumitomo Osaka Cement Co., Ltd.	383,412	1,803,337
Sumitomo Realty & Development Co., Ltd.	357,986	13,552,362
Sumitomo Rubber Industries Ltd.	194,166	3,261,567
Sundrug Co., Ltd.	75,296	3,430,578
Suntory Beverage & Food Ltd.	120,124	5,351,375
Suruga Bank Ltd.	180,634	2,088,235
Suzuken Co., Ltd.	83,108	3,732,956
Suzuki Motor Corp.	370,665	21,364,115
Sysmex Corp.	126,204	11,395,474
T&D Holdings, Inc.	523,732	8,276,937
Tadano Ltd.	79,941	1,102,964
Taiheiyo Cement Corp.	116,931	4,337,355
Taisei Corp.	186,868	10,302,723
Taisho Pharmaceutical Holdings Co., Ltd.	37,498	3,993,298
Taiyo Nippon Sanso Corp.	48,150	715,303
Taiyo Yuden Co., Ltd.	69,931	1,578,267
Takara Holdings, Inc.	126,827	1,511,721
Takashimaya Co., Ltd.	295,784	2,474,736
Takeda Pharmaceutical Co., Ltd.	670,708	27,483,934
TDK Corp.	106,617	9,597,444
Teijin Ltd.	175,660	3,414,735
Terumo Corp.	265,789	15,803,736
The 77 Bank Ltd.	45,593	1,015,975
The Bank of Kyoto Ltd.	75,320	3,951,622
The Chiba Bank Ltd.	591,568	4,573,769
The Chugoku Bank Ltd.	212,867	2,398,170
The Chugoku Electric Power Co., Inc.	319,382	4,183,171
The Gunma Bank Ltd.	476,693	2,711,549
The Hachijuni Bank Ltd.	468,122	2,081,117
The Hiroshima Bank Ltd.	302,430	2,151,764
The Iyo Bank Ltd.	361,544	2,485,833
The Japan Steel Works Ltd.	39,953	1,128,959
The Kansai Electric Power Co., Inc.	684,513	9,866,514
The San-In Godo Bank Ltd.	158,366	1,463,477
The Shiga Bank Ltd.	263,542	1,389,936
The Shizuoka Bank Ltd.	609,648	5,897,557
The Yokohama Rubber Co., Ltd.	106,977	2,333,614
THK Co., Ltd.	125,656	4,475,942
TIS, Inc.	93,891	4,424,704
Tobu Railway Co., Ltd.	208,582	6,479,491
Toda Corp.	55,940	493,263
Toho Co., Ltd.	120,156	4,180,493
Toho Gas Co., Ltd.	99,173	3,135,526
Tohoku Electric Power Co., Inc.	461,600	5,901,444

7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokai Carbon Co., Ltd.	209,749	4,311,009
Tokai Tokyo Financial Holdings, Inc.	47,750	316,443
Tokio Marine Holdings, Inc.	633,473	30,552,704
Tokuyama Corp.	24,625	880,557
Tokyo Century Corp.	22,380	1,349,248
Tokyo Electric Power Co. Holdings, Inc. *	1,437,968	6,842,740
Tokyo Electron Ltd.	135,082	25,364,009
Tokyo Gas Co., Ltd.	379,174	10,347,931
Tokyo Tatemono Co., Ltd.	152,477	2,116,391
Tokyu Corp.	438,570	7,807,026
Tokyu Fudosan Holdings Corp.	461,600	3,415,955
Topcon Corp.	94,080	1,640,955
Toppan Printing Co., Ltd.	568,538	4,646,894
Toray Industries, Inc.	1,404,158	11,514,238
Toshiba Corp. *	5,092,949	14,344,355
Tosoh Corp.	286,660	5,039,538
TOTO Ltd.	123,806	6,495,414
Toyo Seikan Group Holdings Ltd.	122,023	2,051,968
Toyo Suisan Kaisha Ltd.	97,926	3,501,703
Toyo Tire & Rubber Co., Ltd.	110,468	1,716,324
Toyobo Co., Ltd.	20,780	345,999
Toyoda Gosei Co., Ltd.	48,316	1,275,886
Toyota Industries Corp.	139,331	8,156,336
Toyota Motor Corp.	2,286,724	145,670,917
Toyota Tsusho Corp.	200,249	6,930,243
Trend Micro, Inc.	111,876	6,363,787
TS Tech Co., Ltd.	17,335	764,275
Tsumura & Co.	65,514	2,390,934
Tsuruha Holdings, Inc.	37,648	5,610,209
Ube Industries Ltd.	90,738	2,584,878
Ulvac, Inc.	42,608	1,900,094
Unicharm Corp.	355,716	11,069,776
Ushio, Inc.	102,390	1,319,398
USS Co., Ltd.	237,909	4,513,143
Wacoal Holdings Corp.	46,560	1,388,508
Welcia Holdings Co., Ltd.	57,918	3,134,593
West Japan Railway Co.	167,021	12,034,059
Yahoo Japan Corp.	1,103,508	4,022,175
Yakult Honsha Co., Ltd.	90,385	5,956,617
Yamada Denki Co., Ltd. (a)	841,092	4,366,293
Yamaguchi Financial Group, Inc.	235,511	2,846,205
Yamaha Corp.	144,896	7,575,215
Yamaha Motor Co., Ltd.	268,302	7,779,017
Yamato Holdings Co., Ltd.	337,048	9,691,545
Yamazaki Baking Co., Ltd.	115,684	2,512,902
Yaskawa Electric Corp.	205,143	8,308,060
Yokogawa Electric Corp.	223,636	4,094,178
Zenkoku Hosho Co., Ltd.	71,642	3,455,328
Zensho Holdings Co., Ltd.	29,070	726,984
Zeon Corp.	108,011	1,373,935
		3,510,983,943

Netherlands 3.0%
Aalberts Industries N.V.	64,181	3,136,087
ABN AMRO Group N.V.	324,120	8,406,830
Aegon N.V.	1,674,527	10,410,599
Akzo Nobel N.V.	231,951	20,333,801
Altice N.V., Class A *(a)	499,675	1,767,310
ArcelorMittal	523,383	16,923,172
ASML Holding N.V.	360,571	70,457,728
ASR Nederland N.V.	126,458	5,343,641
Boskalis Westminster (a)	107,046	2,953,931
Gemalto N.V. *	75,213	4,402,097
Heineken Holding N.V.	101,552	9,874,517
Heineken N.V.	210,594	21,052,566
ING Groep N.V.	3,430,524	49,887,435
Koninklijke Ahold Delhaize N.V.	1,129,362	25,909,946
Koninklijke DSM N.V.	158,173	15,727,235
Security	Number of Shares	Value ($)
Koninklijke KPN N.V.	2,783,791	7,561,630
Koninklijke Philips N.V.	818,825	33,472,613
Koninklijke Vopak N.V.	83,876	4,112,154
NN Group N.V.	301,685	12,945,285
OCI N.V. *	40,886	1,120,134
Randstad N.V.	102,522	6,110,549
RELX N.V.	759,096	16,552,209
Signify N.V.	101,124	2,883,766
Unibail-Rodamco SE	88,545	19,901,690
Unilever N.V. CVA	1,343,737	74,882,283
Wolters Kluwer N.V.	261,556	14,667,296
		460,796,504

New Zealand 0.2%
Auckland International Airport Ltd.	943,374	4,368,661
Contact Energy Ltd.	799,434	3,230,916
Fisher & Paykel Healthcare Corp., Ltd.	515,637	4,804,660
Fletcher Building Ltd.	899,573	4,159,512
Kiwi Property Group Ltd.	2,502,429	2,475,719
Mercury NZ Ltd.	144,035	326,431
Meridian Energy Ltd.	556,397	1,165,332
Ryman Healthcare Ltd.	410,991	3,287,439
SKYCITY Entertainment Group Ltd.	872,961	2,443,927
Spark New Zealand Ltd.	1,837,168	4,717,919
		30,980,516

Norway 0.6%
Aker BP A.S.A.	53,771	1,964,856
DNB A.S.A.	938,523	16,803,273
Equinor A.S.A.	897,159	23,606,129
Gjensidige Forsikring A.S.A.	203,104	3,134,968
Marine Harvest A.S.A. (a)	353,803	7,078,179
Norsk Hydro A.S.A.	1,276,918	8,011,802
Orkla A.S.A.	743,555	6,706,266
Schibsted A.S.A., A Shares	83,088	2,345,641
Schibsted A.S.A., B Shares	83,088	2,254,253
Telenor A.S.A.	595,464	12,265,792
Yara International A.S.A.	145,257	5,985,990
		90,157,149

Portugal 0.1%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	2,082,916	8,145,147
Galp Energia, SGPS, S.A.	512,514	9,509,302
Jeronimo Martins, SGPS, S.A.	217,436	3,413,785
		21,068,234

Republic of Korea 4.4%
Amorepacific Corp.	30,038	9,265,397
AMOREPACIFIC Group	25,885	3,025,660
BGF Co., Ltd.	100,420	1,057,347
BGF retail Co., Ltd.	6,742	1,141,440
BNK Financial Group, Inc.	344,418	3,044,950
Celltrion Healthcare Co., Ltd. *	47,351	4,383,904
Celltrion, Inc. *	69,311	17,071,358
Cheil Worldwide, Inc.	46,165	847,968
CJ CheilJedang Corp.	5,790	1,882,643
CJ Corp.	6,762	928,407
CJ Logistics Corp. *	17,087	2,369,782
Coway Co., Ltd.	50,246	4,069,276
Daelim Industrial Co., Ltd.	29,302	2,283,379
Daewoo Engineering & Construction Co., Ltd. *	133,372	798,042
DB Insurance Co., Ltd.	31,646	1,717,418
DGB Financial Group, Inc.	52,268	501,854

8

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Doosan Corp.	7,509	727,947
E-MART, Inc.	19,521	4,527,344
GS Engineering & Construction Corp.	45,359	2,063,972
GS Holdings Corp.	36,954	1,998,625
Hana Financial Group, Inc.	264,185	10,195,367
Hankook Tire Co., Ltd.	70,716	2,811,059
Hanmi Pharm Co., Ltd.	7,187	3,220,299
Hanmi Science Co., Ltd.	16,876	1,111,551
Hanon Systems	226,571	2,122,888
Hanssem Co., Ltd.	11,193	1,173,347
Hanwha Chemical Corp.	55,831	1,338,867
Hanwha Corp.	66,215	2,211,364
Hanwha Life Insurance Co., Ltd.	395,091	2,041,520
Hotel Shilla Co., Ltd.	26,539	3,052,865
Hyosung Corp. (b)	17,224	2,141,116
Hyundai Construction Equipment Co., Ltd. *	9,087	1,407,792
Hyundai Department Store Co., Ltd.	15,600	1,628,090
Hyundai Development Co-Engineering & Construction (b)	53,537	2,255,491
Hyundai Engineering & Construction Co., Ltd.	64,360	4,406,297
Hyundai Glovis Co., Ltd.	17,714	2,210,244
Hyundai Heavy Industries Co., Ltd. *	35,645	3,786,217
Hyundai Heavy Industries Holdings Co., Ltd. *	8,197	2,950,448
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,618,366
Hyundai Mipo Dockyard Co., Ltd. *	15,744	1,368,535
Hyundai Mobis Co., Ltd.	57,440	11,616,420
Hyundai Motor Co.	128,856	16,615,784
Hyundai Steel Co.	83,500	4,787,142
Industrial Bank of Korea	225,048	3,256,875
Kakao Corp.	40,992	3,935,871
Kangwon Land, Inc.	98,795	2,460,824
KB Financial Group, Inc. ADR	373,368	17,996,338
KCC Corp.	6,092	1,946,931
Kia Motors Corp.	231,885	6,700,884
Korea Aerospace Industries Ltd. *	67,992	2,775,312
Korea Electric Power Corp. ADR (a)	461,600	7,016,320
Korea Investment Holdings Co., Ltd.	34,638	3,017,309
Korea Zinc Co., Ltd.	7,524	2,830,356
Korean Air Lines Co., Ltd.	36,273	1,075,117
KT&G Corp.	90,963	8,100,977
Kumho Petrochemical Co., Ltd.	18,076	1,760,731
LG Chem Ltd.	43,699	13,722,447
LG Corp.	73,697	5,018,192
LG Display Co., Ltd. ADR	477,974	4,908,793
LG Electronics, Inc.	99,702	8,564,780
LG Household & Health Care Ltd.	8,248	10,276,046
LG Uplus Corp.	253,497	2,751,440
Lotte Chemical Corp.	11,908	4,070,781
Lotte Chilsung Beverage Co., Ltd.	626	919,299
Lotte Corp. *	41,609	2,261,967
LOTTE Fine Chemical Co., Ltd.	29,301	1,864,696
Lotte Shopping Co., Ltd.	9,853	2,047,472
LS Corp.	33,376	2,647,292
Mando Corp.	39,605	1,412,693
Mirae Asset Daewoo Co., Ltd.	307,323	2,679,935
NAVER Corp.	21,601	13,406,066
NCSoft Corp.	14,984	4,906,862
Neoplux Co., Ltd. *(b)	1,950	—
Netmarble Corp.	23,651	3,444,693
NH Investment & Securities Co., Ltd.	32,492	477,757
NHN Entertainment Corp. *	25,051	1,540,778
OCI Co., Ltd.	16,879	2,074,741
Orion Corp.	17,922	2,153,067
Paradise Co., Ltd.	36,508	657,039
Security	Number of Shares	Value ($)
POSCO ADR	254,279	20,070,241
S-1 Corp.	11,994	983,598
S-Oil Corp.	33,943	3,385,011
Samsung Biologics Co., Ltd. *	12,890	5,201,679
Samsung C&T Corp.	60,136	7,001,315
Samsung Card Co., Ltd.	32,702	1,125,511
Samsung Electro-Mechanics Co., Ltd.	53,129	6,604,468
Samsung Electronics Co., Ltd. GDR	168,675	200,048,550
Samsung Engineering Co., Ltd. *	162,172	2,775,707
Samsung Fire & Marine Insurance Co., Ltd.	27,507	6,392,229
Samsung Heavy Industries Co., Ltd. *	426,816	2,965,677
Samsung Life Insurance Co., Ltd.	52,741	5,039,494
Samsung SDI Co., Ltd.	47,777	8,886,580
Samsung SDS Co., Ltd.	30,877	6,043,923
Samsung Securities Co., Ltd.	80,959	2,771,360
Shinhan Financial Group Co., Ltd. ADR (a)	426,283	17,579,911
Shinsegae, Inc.	6,069	2,471,628
SillaJen, Inc. *	54,282	4,053,714
SK Holdings Co., Ltd.	26,531	6,817,651
SK Hynix, Inc.	458,937	39,765,032
SK Innovation Co., Ltd.	51,357	9,814,502
SK Telecom Co., Ltd. ADR	224,972	5,133,861
SKC Co., Ltd.	11,308	405,449
Woori Bank	440,486	6,252,086
Yuhan Corp.	12,013	2,652,344
		678,699,984

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,565,477	3,101,809
CapitaLand Commercial Trust	2,888,932	3,693,651
CapitaLand Ltd.	2,380,049	6,157,217
CapitaLand Mall Trust	2,733,656	4,230,938
City Developments Ltd.	520,459	4,362,290
ComfortDelGro Corp., Ltd.	1,762,212	3,241,274
DBS Group Holdings Ltd.	1,602,591	33,994,173
Genting Singapore plc	5,840,916	5,502,676
Golden Agri-Resources Ltd.	7,150,836	1,684,185
Hutchison Port Holdings Trust	3,699,329	1,017,316
Jardine Cycle & Carriage Ltd.	84,652	2,174,767
Keppel Corp., Ltd.	1,321,348	7,617,177
Oversea-Chinese Banking Corp., Ltd.	2,987,679	28,012,632
SATS Ltd.	280,900	1,083,737
Sembcorp Industries Ltd.	1,267,950	2,777,744
Singapore Airlines Ltd.	466,833	3,937,251
Singapore Exchange Ltd.	623,522	3,375,303
Singapore Post Ltd.	2,483,754	2,451,348
Singapore Press Holdings Ltd.	1,232,802	2,424,217
Singapore Technologies Engineering Ltd.	1,567,170	4,077,724
Singapore Telecommunications Ltd.	6,052,600	14,843,567
Suntec Real Estate Investment Trust	1,495,246	2,012,369
United Overseas Bank Ltd.	1,090,076	22,935,241
UOL Group Ltd.	400,263	2,430,099
Venture Corp., Ltd.	228,245	3,600,859
Wilmar International Ltd.	2,067,983	5,009,731
Wing Tai Holdings Ltd.	979,629	1,486,894
		177,236,189

Spain 2.5%
Abertis Infraestructuras S.A.	80,362	1,722,288
Acciona S.A. (a)	23,437	1,768,421
Acerinox S.A.	50,403	677,784
ACS, Actividades de Construccion y Servicios S.A.	186,799	7,742,971
Aena SME S.A.	62,419	11,971,174
Amadeus IT Group S.A.	372,258	29,505,040

9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco Bilbao Vizcaya Argentaria S.A.	5,905,057	40,248,060
Banco de Sabadell S.A.	5,345,845	8,973,413
Banco Santander S.A.	14,062,222	75,508,209
Bankia S.A.	1,005,154	3,808,584
Bankinter S.A.	627,879	6,042,217
CaixaBank S.A.	3,204,957	13,602,805
Cellnex Telecom SAU	153,456	3,888,894
Corporacion Financiera Alba S.A.	32,318	1,859,832
Distribuidora Internacional de Alimentacion S.A.	637,416	2,165,946
Enagas S.A.	207,720	5,530,775
Endesa S.A.	296,112	6,513,802
Ferrovial S.A.	468,956	9,541,395
Gas Natural SDG S.A.	296,106	7,255,077
Grifols S.A.	329,538	9,693,674
Grupo Catalana Occidente S.A.	13,903	613,455
Iberdrola S.A.	4,977,716	35,281,274
Industria de Diseno Textil S.A.	942,070	29,702,304
Mapfre S.A.	961,552	2,909,311
Mediaset Espana Comunicacion S.A.	124,632	1,121,382
Merlin Properties Socimi S.A.	279,933	3,850,934
Red Electrica Corp. S.A.	399,208	7,758,823
Repsol S.A.	1,108,957	21,106,581
Siemens Gamesa Renewable Energy S.A. (a)	226,665	3,480,629
Telefonica S.A.	3,985,772	35,113,101
Zardoya Otis S.A.	48,359	462,039
		389,420,194

Sweden 2.2%
Alfa Laval AB	264,022	6,582,837
Arjo AB, B Shares	168,354	562,343
Assa Abloy AB, B Shares	804,174	17,264,104
Atlas Copco AB, A Shares	524,135	20,771,454
Atlas Copco AB, B Shares	360,788	13,031,622
Boliden AB	236,293	8,316,822
Electrolux AB, Series B	181,335	4,467,826
Essity AB, B Shares	498,469	12,642,759
Fastighets AB Balder, B Shares *	97,293	2,520,538
Getinge AB, B Shares	168,354	1,629,079
Hennes & Mauritz AB, B Shares (a)	834,377	12,553,870
Hexagon AB, B Shares	226,184	12,720,721
Husqvarna AB, B Shares	334,428	3,282,292
ICA Gruppen AB (a)	65,152	2,007,299
Industrivarden AB, A Shares	226,732	4,944,527
Industrivarden AB, C Shares	181,234	3,800,462
Investor AB, B Shares	384,600	15,921,030
Kinnevik AB, B Shares	184,971	6,433,992
L E Lundbergfortagen AB, B Shares	41,707	1,344,945
Lundin Petroleum AB	184,665	5,846,251
Nordea Bank AB	2,761,050	26,510,982
Saab AB, Class B	32,851	1,354,703
Sandvik AB	962,886	16,680,997
Securitas AB, B Shares	305,827	4,920,685
Skandinaviska Enskilda Banken AB, A Shares	1,228,262	11,048,058
Skanska AB, B Shares	346,492	6,369,439
SKF AB, B Shares	379,846	7,365,357
Svenska Cellulosa AB SCA, B Shares	574,727	6,356,572
Svenska Handelsbanken AB, A Shares	1,315,855	14,401,593
Swedbank AB, A Shares	924,675	19,191,427
Swedish Match AB	177,709	8,410,879
Tele2 AB, B Shares	420,056	5,131,973
Telefonaktiebolaget LM Ericsson, B Shares	2,674,070	19,365,866
Telia Co. AB	2,505,033	11,725,723
Security	Number of Shares	Value ($)
Trelleborg AB, B Shares	246,105	5,379,550
Volvo AB, B Shares	1,344,449	23,100,891
		343,959,468

Switzerland 6.5%
ABB Ltd.	1,733,359	39,300,755
Adecco Group AG	144,064	8,663,476
ams AG	49,859	4,316,955
Aryzta AG *(a)	72,586	1,084,618
Baloise Holding AG	41,544	6,110,530
Banque Cantonale Vaudoise	3,596	2,809,204
Barry Callebaut AG	2,104	3,687,511
Chocoladefabriken Lindt & Sprungli AG	964	11,593,154
Cie Financiere Richemont S.A.	453,575	41,680,364
Clariant AG *	215,639	5,216,047
Credit Suisse Group AG *	2,209,368	33,755,170
DKSH Holding AG	36,928	2,950,559
Dufry AG *	29,003	3,966,487
EMS-Chemie Holding AG	5,043	3,162,455
Flughafen Zuerich AG	10,888	2,290,345
Geberit AG	34,290	14,851,675
Georg Fischer AG	3,280	4,253,891
Givaudan S.A.	7,519	16,787,921
Helvetia Holding AG	6,667	3,773,965
Julius Baer Group Ltd. *	207,071	12,111,263
Kuehne & Nagel International AG	46,160	6,977,292
LafargeHolcim Ltd. *	442,357	22,696,050
Logitech International S.A.	156,091	6,385,902
Lonza Group AG *	65,795	17,648,399
Nestle S.A.	2,747,636	207,882,378
Novartis AG	1,930,793	143,292,297
OC Oerlikon Corp. AG *	111,207	1,800,850
Pargesa Holding S.A.	23,080	2,022,523
Partners Group Holding AG	15,619	11,311,899
PSP Swiss Property AG	37,349	3,430,592
Roche Holding AG	619,674	133,030,412
Roche Holding AG, Bearer Shares	23,595	5,155,331
Schindler Holding AG	53,463	11,204,468
SGS S.A.	4,616	11,968,451
Sika AG	1,801	14,417,526
Sonova Holding AG	50,776	8,883,605
Straumann Holding AG	9,541	6,303,407
Sulzer AG	13,619	1,565,402
Swiss Life Holding AG *	27,935	9,547,513
Swiss Prime Site AG *	69,240	6,476,063
Swiss Re AG	267,800	23,203,340
Swisscom AG	18,853	8,430,250
Temenos AG *	52,675	7,822,755
The Swatch Group AG	80,104	16,761,830
UBS Group AG *	3,092,137	46,707,593
Vifor Pharma AG	39,878	6,204,191
Zurich Insurance Group AG	130,438	38,769,183
		1,002,265,847

United Kingdom 15.9%
3i Group plc	951,926	12,071,470
Admiral Group plc	166,836	4,274,619
Anglo American plc	876,211	20,954,109
Antofagasta plc	365,521	5,128,885
Ashmore Group plc	477,535	2,339,662
Ashtead Group plc	436,250	13,531,371
Associated British Foods plc	306,495	10,807,702
AstraZeneca plc	1,108,220	80,604,575
Auto Trader Group plc	993,451	4,661,147
Aviva plc	3,602,444	24,485,682
B&M European Value Retail S.A.	561,401	3,010,525
Babcock International Group plc	245,401	2,720,103

10

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BAE Systems plc	2,821,632	24,006,955
Barclays plc	15,483,528	40,637,689
Barratt Developments plc	916,076	6,650,740
Bellway plc	104,828	4,579,439
Berkeley Group Holdings plc	116,734	6,595,405
BHP Billiton plc	1,844,290	42,431,490
BP plc	17,026,910	130,571,544
British American Tobacco plc	2,035,916	104,814,813
BT Group plc	7,400,532	20,177,575
Bunzl plc	328,944	10,023,549
Burberry Group plc	382,274	10,524,448
Capita plc	1,481,150	2,667,604
Capital & Counties Properties plc	713,912	2,890,751
Carnival plc	163,032	10,493,323
Centrica plc	4,950,219	9,610,451
Cobham plc *	2,110,114	3,495,742
Coca-Cola HBC AG *	197,025	6,737,807
Compass Group plc	1,376,551	29,627,887
ConvaTec Group plc	1,302,679	4,016,313
CRH plc	729,903	26,854,951
Croda International plc	122,443	7,595,744
CYBG plc	886,848	3,386,844
DCC plc	74,401	7,142,976
Derwent London plc	80,047	3,205,024
Diageo plc	2,123,813	78,069,724
Direct Line Insurance Group plc	1,237,864	5,888,614
Dixons Carphone plc	905,204	2,228,344
DS Smith plc	822,299	6,050,886
easyJet plc	195,439	4,444,443
Evraz plc	418,276	2,843,007
Experian plc	778,413	19,074,180
Ferguson plc	228,496	17,762,506
Fresnillo plc	144,465	2,553,808
G4S plc	1,657,530	5,952,897
GKN plc (b)	1,483,661	9,473,167
GlaxoSmithKline plc	4,241,529	86,014,464
Glencore plc *	10,346,032	51,219,957
Halma plc	408,735	7,342,428
Hammerson plc	870,680	6,337,383
Hargreaves Lansdown plc	212,336	5,388,134
Hikma Pharmaceuticals plc	143,421	2,580,201
Hiscox Ltd.	230,073	4,598,325
Howden Joinery Group plc	537,502	3,584,720
HSBC Holdings plc	17,798,978	170,668,513
IMI plc	300,491	4,638,243
Imperial Brands plc	839,275	30,264,790
Inchcape plc	453,241	4,411,717
Informa plc	784,992	8,193,452
Inmarsat plc	444,469	2,215,508
InterContinental Hotels Group plc	159,902	10,242,927
International Consolidated Airlines Group S.A.	878,249	7,953,782
Intertek Group plc	141,555	10,295,772
Intu Properties plc	997,056	2,641,526
Investec plc	569,256	4,208,564
ITV plc	3,264,876	7,064,010
J Sainsbury plc	1,459,036	6,179,691
John Wood Group plc	556,065	4,961,959
Johnson Matthey plc	167,662	7,837,488
Just Eat plc *	508,301	5,701,808
KAZ Minerals plc *	190,036	2,561,589
Kingfisher plc	2,115,880	8,592,898
Land Securities Group plc	679,227	8,401,854
Legal & General Group plc	5,383,387	19,326,875
Lloyds Banking Group plc	61,888,033	52,054,293
London Stock Exchange Group plc	279,400	16,644,762
Marks & Spencer Group plc	1,504,816	5,686,772
Mediclinic International plc	342,335	2,783,278
Meggitt plc	702,973	4,599,419
Security	Number of Shares	Value ($)
Melrose Industries plc	1,674,857	5,259,613
Merlin Entertainments plc	573,425	2,798,788
Micro Focus International plc	392,747	6,966,379
Mondi plc	309,525	8,603,957
National Grid plc	2,950,836	32,719,792
Next plc	121,431	9,371,771
NMC Health plc	82,146	3,852,001
Old Mutual plc	4,655,640	14,855,684
Paddy Power Betfair plc	74,720	9,057,729
Pearson plc	699,560	8,392,724
Pennon Group plc	375,193	3,728,405
Persimmon plc	254,893	9,605,395
Polymetal International plc	218,405	1,990,171
Prudential plc	2,281,333	54,975,756
Randgold Resources Ltd.	83,530	6,633,388
Reckitt Benckiser Group plc	560,604	42,975,224
RELX plc	918,415	20,195,031
Rentokil Initial plc	1,561,320	7,117,760
Rightmove plc	78,811	5,151,210
Rio Tinto plc	1,026,930	57,938,971
Rolls Royce Holdings plc C Shares *(b)	103,994,481	138,380
Rolls-Royce Holdings plc *	1,510,164	16,570,344
Royal Bank of Scotland Group plc *	2,587,269	9,471,009
Royal Dutch Shell plc, A Shares	4,060,308	140,852,348
Royal Dutch Shell plc, B Shares	3,315,009	118,085,661
Royal Mail plc	886,977	6,007,506
RPC Group plc	328,539	3,457,146
RSA Insurance Group plc	865,081	7,503,005
Schroders plc	108,244	4,662,412
Segro plc	909,352	7,920,856
Severn Trent plc	217,820	5,764,964
Shire plc	793,763	43,305,074
Sky plc	912,633	16,357,911
Smith & Nephew plc	784,720	14,289,716
Smiths Group plc	397,946	9,322,325
Smurfit Kappa Group plc	225,715	9,262,727
Spirax-Sarco Engineering plc	55,452	4,560,052
SSE plc	925,962	16,849,405
St. James's Place plc	426,133	6,759,048
Standard Chartered plc	2,383,015	23,928,069
Standard Life Aberdeen plc	2,425,191	11,310,923
Tate & Lyle plc	416,600	3,816,139
Taylor Wimpey plc	2,835,805	7,175,246
Tesco plc	8,531,948	27,894,427
The British Land Co. plc	965,162	8,707,510
The Sage Group plc	1,027,126	9,053,325
The Weir Group plc	198,591	5,789,833
Travis Perkins plc	226,184	4,049,577
TUI AG	394,130	9,162,131
Unilever plc	1,035,668	57,143,430
United Utilities Group plc	632,949	6,534,052
Vodafone Group plc	23,714,576	60,530,370
Whitbread plc	171,410	9,613,860
William Hill plc	836,885	3,563,525
Wm Morrison Supermarkets plc	1,783,476	5,833,285
WPP plc	1,101,473	18,064,455
		2,458,367,387
Total Common Stock
(Cost $13,702,300,709)		15,274,406,007

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	43,027	3,764,394
Fuchs Petrolub SE	60,599	3,173,271
Henkel AG & Co. KGaA	161,737	19,946,251
Porsche Automobil Holding SE	147,712	10,876,517

11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sartorius AG	25,369	3,710,537
Volkswagen AG	157,727	29,631,417
		71,102,387

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	969,476	2,914,048

Republic of Korea 0.2%
Amorepacific Corp.	8,000	1,205,993
Hyundai Motor Co., Ltd.	6,596	547,041
Hyundai Motor Co., Ltd. 2nd	43,884	3,847,152
LG Chem Ltd.	1,582	288,384
LG Household & Health Care Ltd.	708	481,436
Samsung Electronics Co., Ltd.	751,385	28,230,523
		34,600,529

Spain 0.0%
Grifols S.A., B Shares	185,720	4,049,654
Total Preferred Stock
(Cost $97,306,069)		112,666,618

Rights 0.0% of net assets

Netherlands 0.0%
Altice N.V., Class A expires 06/04/18 *(a)(b)	492,655	3,594,242

Spain 0.0%
Ferrovial S.A. expires 05/31/18 *	460,544	167,729
Total Rights
(Cost $3,680,677)		3,761,971
Security	Number of Shares	Value ($)
Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	27,222,412	27,222,412
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	56,174,369	56,174,369
Total Other Investment Companies
(Cost $83,396,781)		83,396,781

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	745	74,015,750	(1,294,062)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $53,386,195.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

12

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,579,707,497	$—	$—	$11,579,707,497
Hong Kong	532,437,900	—	4,125,005	536,562,905
Portugal	21,068,234	—	— *	21,068,234
Republic of Korea	674,303,377	—	4,396,607 *	678,699,984
United Kingdom	2,448,755,840	—	9,611,547	2,458,367,387
Preferred Stock[1]	112,666,618	—	—	112,666,618
Rights [1]	167,729	—	—	167,729
Netherlands	—	—	3,594,242	3,594,242
Other Investment Companies[1]	83,396,781	—	—	83,396,781
Liabilities
Futures Contracts[2]	(1,294,062)	—	—	(1,294,062)
Total	$15,451,209,914	$—	$21,727,401	$15,472,937,315
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2018. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted market price was available. Transfers from Level 3 to Level 1 were the result of securities no longer being fair valued due to the availability of quoted market prices. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
13

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 5.9%
Abacus Property Group	351,266	1,020,616
Accent Group Ltd.	247,561	297,834
Afterpay Touch Group Ltd. *(a)	144,058	852,392
Ainsworth Game Technology Ltd.	185,677	162,971
Altium Ltd.	109,181	1,728,239
APN Outdoor Group Ltd.	159,027	684,665
Appen Ltd.	89,180	688,951
ARB Corp., Ltd.	68,868	1,119,301
Ardent Leisure Group	475,581	719,697
Arena REIT	271,102	449,233
Asaleo Care Ltd.	426,794	427,887
Ausdrill Ltd.	310,630	594,647
Australian Agricultural Co., Ltd. *(a)	515,467	491,435
Australian Pharmaceutical Industries Ltd.	422,583	433,258
Automotive Holdings Group Ltd.	260,295	547,527
Aventus Retail Property Fund Ltd.	360,616	608,478
Aveo Group	441,798	862,459
Bapcor Ltd.	252,271	1,278,902
Beach Energy Ltd.	1,890,183	2,345,539
Bega Cheese Ltd. (a)	139,978	767,879
Bellamy's Australia Ltd. *	67,661	906,164
Bingo Industries Ltd.	224,486	456,916
Blackmores Ltd. (a)	13,260	1,529,959
Blue Sky Alternative Investments Ltd. (a)	62,309	122,580
Breville Group Ltd.	141,251	1,241,917
Brickworks Ltd.	66,635	785,534
BWP Trust	511,888	1,239,424
BWX Ltd. (a)	93,370	426,716
Cardno Ltd. *	226,863	220,578
carsales.com Ltd.	218,193	2,415,351
Centuria Industrial REIT	210,826	411,565
Charter Hall Group	492,113	2,371,916
Charter Hall Long Wale REIT	149,591	475,390
Charter Hall Retail REIT	353,020	1,127,215
Clean TeQ Holdings Ltd. *	478,078	370,781
Cleanaway Waste Management Ltd.	1,323,637	1,632,494
Collins Foods Ltd.	74,146	309,686
Corporate Travel Management Ltd.	78,882	1,469,471
Costa Group Holdings Ltd.	270,448	1,573,639
Credit Corp. Group Ltd.	48,582	697,329
Cromwell Property Group	1,451,461	1,191,599
Dacian Gold Ltd. *	134,939	294,053
Eclipx Group Ltd.	303,953	791,152
Elders Ltd.	108,062	723,621
Emeco Holdings Ltd. *	2,241,638	593,647
Estia Health Ltd.	276,730	684,698
Evolution Mining Ltd.	1,025,337	2,529,177
FlexiGroup Ltd.	355,544	597,230
Folkestone Education Trust	263,766	524,892
G.U.D. Holdings Ltd.	95,864	934,983
G8 Education Ltd. (a)	396,686	747,380
Galaxy Resources Ltd. *(a)	390,474	1,031,128
Gateway Lifestyle	356,941	486,143
Security	Number of Shares	Value ($)
GDI Property Group	257,536	256,247
Genworth Mortgage Insurance Australia Ltd.	274,472	508,814
Gold Road Resources Ltd. *	844,586	482,487
GrainCorp Ltd., Class A	223,267	1,353,169
Greencross Ltd.	101,139	344,371
Growthpoint Properties Australia Ltd.	168,924	453,748
GWA Group Ltd.	261,120	705,348
Highfield Resources Ltd. *(a)	308,327	181,971
Hotel Property Investments	65,030	159,916
HT&E Ltd.	246,550	442,128
IDP Education Ltd.	119,697	876,705
Independence Group NL	486,265	1,780,793
Infigen Energy *	624,326	351,935
Ingenia Communities Group	204,637	414,967
Inghams Group Ltd.	214,394	642,396
Investa Office Fund	521,519	1,992,767
InvoCare Ltd.	119,680	1,195,338
IPH Ltd.	105,363	358,753
IRESS Ltd.	143,080	1,120,506
Jacana Minerals Ltd. *(b)	8,715	—
Japara Healthcare Ltd.	237,130	334,627
JB Hi-Fi Ltd.	111,880	2,030,850
Karoon Gas Australia Ltd. *	249,014	207,258
Kidman Resources Ltd. *	291,411	496,116
Link Administration Holdings Ltd.	449,171	2,331,476
Liquefied Natural Gas Ltd. *(a)	422,473	140,652
Lynas Corp., Ltd. *	548,948	1,005,175
MACA Ltd.	190,572	168,710
Mayne Pharma Group Ltd. *(a)	1,378,866	808,572
McMillan Shakespeare Ltd.	68,419	877,489
Mesoblast Ltd. *(a)	364,549	422,029
Mineral Resources Ltd.	129,655	1,812,952
Monadelphous Group Ltd.	86,604	950,825
Mount Gibson Iron Ltd.	657,551	211,453
Myer Holdings Ltd. (a)	921,884	299,944
MYOB Group Ltd.	432,679	919,956
Nanosonics Ltd. *	312,551	629,068
Navitas Ltd.	312,747	1,043,582
New South Resources Ltd. *	491,381	589,308
NEXTDC Ltd. *	247,100	1,400,392
nib Holdings Ltd.	462,765	1,915,327
Nine Entertainment Co. Holdings Ltd.	632,259	1,152,941
Northern Star Resources Ltd.	575,389	2,729,758
NRW Holdings Ltd. *	278,287	285,317
OFX Group Ltd.	151,326	208,391
oOh!media Ltd.	134,606	534,711
Orocobre Ltd. *(a)	214,656	920,918
Pact Group Holdings Ltd.	191,917	821,911
Pendal Group Ltd.	225,537	1,663,863
Perseus Mining Ltd. *	684,443	230,458
Pilbara Minerals Ltd. *(a)	1,332,131	927,320
Premier Investments Ltd.	91,602	1,101,346
Primary Health Care Ltd.	458,605	1,301,263
Qube Holdings Ltd.	1,189,892	2,106,776
Quintis Ltd. *(a)(b)	227,692	—
RCR Tomlinson Ltd.	124,451	322,989

14

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regis Healthcare Ltd.	84,057	235,962
Regis Resources Ltd.	447,535	1,605,094
Reliance Worldwide Corp., Ltd.	442,967	1,927,233
Reliance Worldwide Corp., Ltd. *(b)(c)	223,721	973,351
Resolute Mining Ltd.	561,701	527,014
Retail Food Group Ltd. (a)	160,634	99,666
Rural Funds Group	297,265	479,091
Sandfire Resources NL	160,526	1,055,505
Saracen Mineral Holdings Ltd. *	823,497	1,345,894
Select Harvests Ltd.	92,411	485,963
Senex Energy Ltd. *	1,090,131	334,063
Seven Group Holdings Ltd.	107,025	1,600,174
Seven West Media Ltd.	737,044	457,301
SG Fleet Group Ltd.	131,700	360,736
Sigma Healthcare Ltd.	1,095,488	650,687
Sirtex Medical Ltd.	51,249	1,140,060
SmartGroup Corp., Ltd.	63,539	542,306
Southern Cross Media Group Ltd.	877,841	860,163
SpeedCast International Ltd.	210,770	958,470
St. Barbara Ltd.	494,220	1,787,489
Starpharma Holdings Ltd. *	336,539	300,478
Steadfast Group Ltd.	607,977	1,288,072
Super Retail Group Ltd.	153,245	984,440
Superloop Ltd.	175,220	311,564
Syrah Resources Ltd. *(a)	261,730	623,820
Tassal Group Ltd.	191,871	596,686
Technology One Ltd.	168,690	548,849
The Reject Shop Ltd.	8,962	44,891
Village Roadshow Ltd. *	99,466	173,100
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Viva Energy REIT	389,935	604,841
Washington H Soul Pattinson & Co., Ltd.	109,211	1,613,852
Webjet Ltd. (a)	109,805	1,036,888
Western Areas Ltd.	235,679	602,744
Westgold Resources Ltd. *	284,218	363,441
WiseTech Global Ltd. (a)	79,695	886,428
WPP AUNZ Ltd.	313,131	238,115
		121,166,751

Austria 1.0%
Agrana Beteiligungs AG	1,263	141,533
BUWOG AG *	29,942	1,014,985
CA Immobilien Anlagen AG	68,382	2,397,862
DO & Co. AG	7,683	452,005
EVN AG	30,911	610,514
Flughafen Wien AG	3,566	136,741
IMMOFINANZ AG *	910,089	2,190,559
Kapsch TrafficCom AG	4,305	185,933
Lenzing AG	13,598	1,516,660
Mayr Melnhof Karton AG	8,238	1,178,948
Oesterreichische Post AG	33,145	1,539,868
Palfinger AG	3,766	142,872
Porr AG	8,667	319,697
S IMMO AG	60,187	1,187,331
Schoeller-Bleckmann Oilfield Equipment AG	11,156	1,407,721
Semperit AG Holding	12,136	251,878
Strabag SE	14,797	620,084
UNIQA Insurance Group AG	104,199	1,229,694
Verbund AG	35,897	1,165,729
Wienerberger AG	113,843	3,032,525
Zumtobel Group AG	29,984	247,802
		20,970,941

Security	Number of Shares	Value ($)
Belgium 1.3%
Aedifica S.A.	18,415	1,743,311
AGFA-Gevaert N.V. *	178,725	639,646
Barco N.V.	10,696	1,323,456
Befimmo S.A.	19,321	1,204,352
Bekaert S.A.	35,298	1,318,507
Cie d'Entreprises CFE	7,146	899,216
Cofinimmo S.A.	19,312	2,391,801
D'Ieteren S.A. N.V.	22,708	981,821
Econocom Group S.A. N.V.	126,196	779,262
Elia System Operator S.A. N.V.	26,417	1,671,341
Euronav N.V.	131,323	1,207,951
EVS Broadcast Equipment S.A.	20,767	498,159
Gimv N.V.	17,366	1,031,811
Ion Beam Applications *	21,574	567,129
KBC Ancora	31,377	1,756,600
Kinepolis Group N.V.	12,504	818,831
Melexis N.V.	17,361	1,737,766
Nyrstar N.V. *(a)	81,479	471,177
Ontex Group N.V.	75,367	2,049,838
Orange Belgium S.A.	31,763	625,859
Tessenderlo Group S.A. *	29,833	1,170,088
Van de Velde N.V.	9,482	363,595
Warehouses De Pauw SCA	16,022	1,989,944
		27,241,461

Canada 15.7%
Advantage Oil & Gas Ltd. *	188,522	562,427
Aecon Group, Inc.	61,472	709,876
Air Canada *	68,682	1,216,178
Alacer Gold Corp. *	319,201	585,645
Alamos Gold, Inc., Class A	356,619	1,971,136
Algonquin Power & Utilities Corp.	399,328	3,887,999
Allied Properties Real Estate Investment Trust	87,847	2,878,797
AltaGas Ltd. (a)	160,509	3,149,055
Aphria, Inc. *(a)	130,452	1,158,501
Artis Real Estate Investment Trust	163,209	1,694,747
Atco Ltd., Class I	69,541	2,112,713
ATS Automation Tooling Systems, Inc. *	81,096	1,267,203
Aurora Cannabis, Inc. *(a)	429,060	2,689,067
B2Gold Corp. *	895,540	2,450,792
Baytex Energy Corp. *	237,042	995,898
Birchcliff Energy Ltd.	226,831	799,119
Boardwalk Real Estate Investment Trust (a)	34,693	1,270,098
Bombardier, Inc., B Shares *	2,069,653	7,785,929
CAE, Inc.	261,252	5,500,148
Cameco Corp.	375,056	3,877,198
Canadian Apartment Properties REIT	139,404	4,380,286
Canadian Western Bank	83,097	2,161,342
Canfor Corp. *	68,200	1,707,103
Canopy Growth Corp. *(a)	153,600	4,350,342
Capital Power Corp. (a)	105,328	2,030,723
Cascades, Inc.	70,254	676,436
CCL Industries, Inc., Class B	136,808	6,767,630
Celestica, Inc. *	146,259	1,760,024
Centerra Gold, Inc. *	206,288	1,082,964
CES Energy Solutions Corp.	259,661	1,072,913
Chartwell Retirement Residences	190,757	2,135,208
China Gold International Resources Corp., Ltd. *	255,888	504,990
Choice Properties Real Estate Investment Trust	146,152	1,301,307
Cineplex, Inc.	64,449	1,421,435
Cogeco Communications, Inc.	12,096	634,546
Colliers International Group, Inc.	34,313	2,474,282
Cominar Real Estate Investment Trust	154,441	1,446,545

15

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Corus Entertainment, Inc., B Shares	107,161	514,657
Cott Corp.	135,746	2,137,905
Detour Gold Corp. *	174,560	1,379,309
Dorel Industries, Inc., Class B	25,146	425,497
Dream Global Real Estate Investment Trust	145,682	1,671,098
Dream Office Real Estate Investment Trust	69,809	1,332,463
ECN Capital Corp.	358,072	996,485
Eldorado Gold Corp. *	684,900	776,136
Element Fleet Management Corp.	375,758	1,572,900
Emera, Inc.	59,840	1,868,270
Empire Co., Ltd., A Shares	167,352	3,220,094
Enbridge Income Fund Holdings, Inc.	124,653	2,726,184
Endeavour Mining Corp. *	65,794	1,140,693
Enercare, Inc.	112,381	1,491,829
Enerflex Ltd.	90,007	1,017,887
Enerplus Corp.	231,804	2,832,326
Enghouse Systems Ltd.	18,488	953,902
Ensign Energy Services, Inc.	189,293	856,576
Extendicare, Inc.	108,264	615,098
Finning International, Inc.	162,264	4,034,084
First Capital Realty, Inc.	132,610	2,148,830
First Majestic Silver Corp. *(a)	165,632	1,173,418
First National Financial Corp.	11,897	251,935
First Quantum Minerals Ltd.	663,105	10,402,549
FirstService Corp.	29,371	2,065,842
Genworth MI Canada, Inc.	34,542	1,068,054
Gibson Energy, Inc.	142,802	1,959,509
Gildan Activewear, Inc.	216,556	6,268,638
Gran Tierra Energy, Inc. *	371,309	1,207,928
Granite Real Estate Investment Trust	43,532	1,727,924
Great Canadian Gaming Corp. *	55,717	2,238,215
H&R Real Estate Investment Trust	262,726	4,093,195
Home Capital Group, Inc. *(a)	64,786	703,197
Hudbay Minerals, Inc.	234,678	1,506,990
Hudson's Bay Co. (a)	94,076	699,116
IAMGOLD Corp. *	459,768	2,870,892
Industrial Alliance Insurance & Financial Services, Inc.	102,069	4,170,257
Innergex Renewable Energy, Inc.	102,914	1,078,169
Ivanhoe Mines Ltd., Class A *	617,826	1,557,424
Just Energy Group, Inc.	134,265	497,853
Kelt Exploration Ltd. *	145,248	959,586
Keyera Corp.	186,506	5,226,251
Kinaxis, Inc. *	27,266	1,792,090
Kinross Gold Corp. *	1,181,637	4,263,075
Kirkland Lake Gold Ltd.	181,500	3,335,615
Laurentian Bank of Canada	33,161	1,155,471
Linamar Corp.	43,620	2,183,018
Lundin Mining Corp.	605,737	3,796,363
Maple Leaf Foods, Inc.	75,677	1,762,996
Martinrea International, Inc.	88,922	1,065,940
Maxar Technologies Ltd.	56,991	2,723,899
MEG Energy Corp. *	248,135	1,775,126
Methanex Corp.	79,498	5,428,564
Morguard Real Estate Investment Trust	36,572	372,994
Mullen Group Ltd.	93,070	1,074,768
Nevsun Resources Ltd.	322,207	1,025,836
New Gold, Inc. *	525,154	1,218,558
NFI Group, Inc.	53,235	2,231,257
Norbord, Inc.	44,980	1,874,860
Northland Power, Inc.	111,122	2,049,915
Northview Apartment Real Estate Investment Trust	49,918	1,053,619
NOVAGOLD RESOURCES, Inc. *	264,629	1,279,081
NuVista Energy Ltd. *	168,332	1,213,309
Obsidian Energy Ltd. *(a)	521,831	591,344
OceanaGold Corp.	579,500	1,425,073
Onex Corp.	99,581	7,144,622
Open Text Corp.	244,875	8,538,156
Security	Number of Shares	Value ($)
Osisko Gold Royalties Ltd.	153,430	1,569,547
Pan American Silver Corp.	140,680	2,485,650
Paramount Resources Ltd., A Shares *	70,661	863,380
Parex Resources, Inc. *	145,790	2,631,008
Parkland Fuel Corp.	128,123	3,123,072
Pason Systems, Inc.	77,582	1,203,322
Peyto Exploration & Development Corp.	159,535	1,302,402
PrairieSky Royalty Ltd.	203,171	4,186,525
Precision Drilling Corp. *	253,884	876,812
Premium Brands Holdings Corp.	30,995	2,772,633
Pretium Resources, Inc. *	149,511	1,081,108
ProMetic Life Sciences, Inc. *(a)	653,400	397,923
Quebecor, Inc., Class B	155,091	2,990,153
Raging River Exploration, Inc. *	213,367	1,266,517
Ritchie Bros. Auctioneers, Inc.	103,308	3,519,257
Russel Metals, Inc.	63,188	1,427,721
Secure Energy Services, Inc.	161,824	980,525
SEMAFO, Inc. *	328,386	893,619
Seven Generations Energy Ltd., A Shares *	288,238	3,728,518
ShawCor Ltd.	69,414	1,382,180
Sierra Wireless, Inc. *	34,725	570,452
SmartCentres Real Estate Investment Trust	107,636	2,441,143
SSR Mining, Inc. *	120,441	1,232,078
Stantec, Inc.	108,538	2,736,878
Stella-Jones, Inc.	39,232	1,415,098
Superior Plus Corp.	141,585	1,350,144
Tahoe Resources, Inc.	280,602	1,468,769
TFI International, Inc.	83,012	2,519,413
The Descartes Systems Group, Inc. *	76,982	2,296,048
The North West Co., Inc.	55,050	1,190,798
The Stars Group, Inc. *	123,962	4,195,137
TMX Group Ltd.	51,495	3,227,766
TORC Oil & Gas Ltd.	138,287	828,315
Torex Gold Resources, Inc. *	82,133	801,576
Toromont Industries Ltd.	78,168	3,507,678
TransAlta Corp.	276,435	1,421,386
TransAlta Renewables, Inc.	75,098	713,234
Transcontinental, Inc., Class A	67,279	1,515,489
Vermilion Energy, Inc.	102,491	3,590,977
West Fraser Timber Co., Ltd.	71,864	5,220,278
Westshore Terminals Investment Corp.	55,100	976,950
Whitecap Resources, Inc.	360,324	2,608,266
Winpak Ltd.	30,405	1,035,767
WSP Global, Inc.	102,070	5,364,734
Yamana Gold, Inc.	893,249	2,596,014
		321,791,576

Denmark 1.7%
ALK-Abello A/S *	6,686	1,082,082
Alm Brand A/S	77,117	780,053
Ambu A/S, Class B	133,959	4,020,945
Bang & Olufsen A/S *	32,500	699,281
Bavarian Nordic A/S *(a)	38,600	1,186,472
D/S Norden A/S *(a)	22,537	420,235
Dfds A/S	26,829	1,592,098
FLSmidth & Co. A/S	47,490	3,178,636
GN Store Nord A/S	126,098	4,807,368
Matas A/S	36,802	376,299
Nilfisk Holding A/S *	26,118	1,187,824
NKT A/S *(a)	26,118	742,185
Royal Unibrew A/S	52,245	3,744,339
Scandinavian Tobacco Group A/S, Class A	62,188	917,233
Schouw & Co. A/S	12,423	1,116,337
SimCorp A/S	36,972	2,988,931
Solar A/S, B Shares	6,070	387,434
Spar Nord Bank A/S	81,977	889,636

16

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sydbank A/S	64,456	2,183,390
Topdanmark A/S	41,801	1,874,852
		34,175,630

Finland 1.4%
Amer Sports Oyj *	111,533	3,593,311
Cargotec Oyj, B Shares	39,063	1,999,938
Caverion Oyj *	102,912	862,527
Citycon Oyj	409,537	904,953
Cramo Oyj	33,142	742,784
DNA Oyj	46,907	1,102,756
F-Secure Oyj	106,895	480,397
Finnair Oyj	54,721	678,361
Kemira Oyj	78,123	1,014,066
Konecranes Oyj	62,491	2,610,728
Metsa Board Oyj	176,380	2,014,617
Oriola Corp., B Shares	114,883	397,615
Outokumpu Oyj	287,976	1,813,889
Outotec Oyj *	151,382	1,410,485
Raisio Oyj, V Shares	110,899	468,618
Ramirent Oyj	78,565	814,375
Sanoma Oyj	82,716	848,230
Tieto Oyj	78,011	2,713,654
Uponor Oyj	56,589	922,807
Valmet Oyj	128,527	2,361,465
YIT Oyj	119,291	718,521
		28,474,097

France 2.6%
Albioma S.A.	19,106	444,710
Alten S.A.	27,154	2,732,269
Altran Technologies S.A. (a)	232,488	3,430,283
Beneteau S.A.	33,280	717,129
Boiron S.A.	4,297	351,112
Bonduelle S.C.A.	16,346	624,892
Bourbon Corp. (a)	29,690	190,614
Carmila S.A.	11,105	316,294
Coface S.A. *	98,967	1,051,270
DBV Technologies S.A. *	22,166	1,001,855
Derichebourg S.A.	79,126	479,368
Direct Energie (a)	7,312	362,067
Eramet	8,510	1,491,051
Etablissements Maurel et Prom *	66,936	444,585
Euronext N.V.	68,147	4,327,410
Europcar Groupe S.A.	108,124	1,122,035
FFP	6,388	769,533
Fnac Darty S.A. *	17,485	1,836,921
Gaztransport Et Technigaz S.A.	21,724	1,290,744
Genfit *(a)	32,167	904,920
GL Events	10,250	308,692
Guerbet	5,581	357,006
Haulotte Group S.A.	13,029	247,294
Interparfums S.A.	6,040	280,257
IPSOS	33,829	1,149,908
Jacquet Metal Service S.A.	13,029	413,678
Korian S.A.	41,688	1,406,343
LISI	14,975	592,583
Maisons du Monde S.A.	41,249	1,663,099
Manitou BF S.A.	10,250	424,153
Mercialys S.A.	51,645	942,860
Mersen S.A.	13,120	557,465
Metropole Television S.A.	65,108	1,376,370
Neopost S.A.	36,531	1,014,042
Nexans S.A.	24,919	1,109,705
Nexity S.A.	43,876	2,550,579
Rallye S.A. (a)	28,871	380,823
SOITEC *	18,027	1,644,504
Security	Number of Shares	Value ($)
Sopra Steria Group	12,947	2,576,772
SPIE S.A.	103,707	1,987,758
Synergie S.A.	4,386	245,237
Tarkett S.A.	30,795	854,101
Technicolor S.A.	379,973	655,112
Television Francaise 1 S.A.	105,997	1,153,166
Trigano S.A.	7,833	1,554,388
Vallourec S.A. *(a)	293,493	1,805,472
Vicat S.A.	15,265	1,048,638
Vilmorin & Cie S.A.	5,609	377,129
Virbac S.A. *	4,368	632,247
X-Fab Silicon Foundries SE *(a)	38,490	404,364
		53,602,807

Germany 5.1%
Aareal Bank AG	58,929	2,523,137
ADO Properties S.A.	28,888	1,512,722
AIXTRON SE *	102,527	1,538,483
alstria Office REIT-AG	130,208	1,919,656
Aurubis AG	35,584	2,884,343
BayWa AG	18,463	632,547
Bechtle AG	27,502	2,418,967
Bertrandt AG	4,869	555,570
Bilfinger SE	31,980	1,414,070
CANCOM SE	14,605	1,657,106
comdirect bank AG	23,810	337,968
CompuGroup Medical SE	22,414	987,424
CTS Eventim AG & Co., KGaA	50,786	2,448,367
Deutsche Beteiligungs AG	14,276	574,088
Deutsche Euroshop AG	51,602	1,885,355
Deutsche Pfandbriefbank AG	120,378	1,833,749
Deutz AG	110,043	894,034
Dialog Semiconductor plc *	76,199	1,665,979
DIC Asset AG	46,836	518,834
Diebold Nixdorf AG	8,480	586,003
DMG Mori AG	19,637	1,142,675
Duerr AG	23,563	2,363,237
ElringKlinger AG	30,442	486,118
Evotec AG *	123,195	2,153,487
Freenet AG	121,712	3,487,926
Gerresheimer AG	29,438	2,290,292
Grand City Properties S.A.	91,682	2,247,428
GRENKE AG	24,125	2,724,587
Hamburger Hafen und Logistik AG	21,770	530,097
Heidelberger Druckmaschinen AG *	248,234	875,086
Hornbach Holding AG & Co. KGaA	8,011	614,376
Indus Holding AG	19,352	1,267,276
Jenoptik AG	53,251	2,197,973
Kloeckner & Co. SE	82,863	990,474
Koenig & Bauer AG	12,882	985,685
Krones AG	14,766	1,897,722
KWS Saat SE	2,544	954,730
Leoni AG	31,563	1,895,965
MorphoSys AG *	28,689	2,982,165
Nemetschek SE	18,646	2,259,256
Nordex SE *	65,480	801,036
Norma Group SE	32,667	2,495,751
PATRIZIA Immobilien AG *	42,207	870,569
Pfeiffer Vacuum Technology AG	6,805	1,191,521
Rhoen-Klinikum AG	23,394	720,380
RIB Software SE	31,834	810,084
Rocket Internet SE *	69,983	1,989,996
S&T AG	39,869	949,397
Salzgitter AG	39,967	2,041,556
Scout24 AG	103,685	5,308,440
SGL Carbon SE *	54,421	633,668
Siltronic AG	18,465	3,114,580
Sixt SE	11,582	1,468,236

17

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SMA Solar Technology AG	10,766	647,208
Software AG	48,903	2,333,613
Stabilus S.A.	24,007	2,418,416
Stroeer SE & CO. KGaA	23,527	1,509,095
TAG Immobilien AG	150,078	3,158,604
Takkt AG	33,558	663,578
Tele Columbus AG *	79,261	558,829
TLG Immobilien AG	80,656	2,280,306
Vossloh AG	9,655	467,717
VTG AG	12,513	793,129
Wacker Neuson SE	27,952	848,990
Washtec AG	8,666	792,069
Wuestenrot & Wuerttembergische AG	12,046	266,602
XING SE	2,938	922,543
zooplus AG *	6,147	1,177,482
		104,368,352

Hong Kong 2.1%
Anton Oilfield Services Group *	1,248,748	197,402
Beijing Enterprises Medical & Health Group Ltd. *	6,009,315	321,757
C.P. Pokphand Co., Ltd.	5,746,782	564,117
Canvest Environmental Protection Group Co., Ltd.	776,180	427,465
China Animal Healthcare Ltd. *(b)	192,752	—
China Financial International Investments Ltd. *	4,222,240	122,725
China Goldjoy Group Ltd.	13,231,660	860,278
China Harmony New Energy Auto Holding Ltd. *(a)	866,377	446,213
China LNG Group Ltd. *(a)	880,000	132,379
China Silver Group Ltd.	1,461,975	281,430
China Strategic Holdings Ltd. *	13,761,768	173,685
Chinese Estates Holdings Ltd.	266,384	398,685
Chong Hing Bank Ltd.	216,208	416,201
Chow Sang Sang Holdings International Ltd.	289,368	596,875
CITIC Telecom International Holdings Ltd.	1,591,235	454,398
Digital Domain Holdings Ltd. *(a)	14,710,800	305,688
Dynam Japan Holdings Co., Ltd.	273,744	377,595
Emperor Capital Group Ltd.	3,689,224	286,892
Far East Consortium International Ltd.	1,205,157	717,488
Fortune Real Estate Investment Trust	1,416,659	1,712,095
Freeman FinTech Corp., Ltd. *	10,274,556	153,251
Future World Financial Holdings Ltd. *	12,511,640	199,378
GCL New Energy Holdings Ltd. *	6,782,985	367,506
Gemdale Properties & Investment Corp., Ltd.	5,747,096	681,374
Giordano International Ltd.	1,391,966	949,372
Global Brands Group Holding Ltd. *	4,110,612	170,311
Goodbaby International Holdings Ltd.	836,794	516,319
HC International, Inc.	714,153	471,601
HKBN Ltd.	796,873	1,101,216
HKR International Ltd.	1,031,488	660,119
Hong Kong Television Network Ltd. *	359,675	142,143
Honghua Group Ltd. *	1,479,340	150,873
IGG, Inc.	855,368	1,343,439
IMAX China Holding, Inc.	116,730	412,952
Ju Teng International Holdings Ltd.	545,412	79,265
K Wah International Holdings Ltd.	1,249,254	836,111
KuangChi Science Ltd. *	1,757,863	255,472
Lai Sun Development Co., Ltd.	307,914	536,994
Lee's Pharmaceutical Holdings Ltd.	245,652	401,479
Luk Fook Holdings International Ltd.	365,821	1,667,243
Man Wah Holdings Ltd. (a)	1,557,469	1,377,948
Mandarin Oriental International Ltd.	232,476	604,438
Microport Scientific Corp.	203,192	277,169
Security	Number of Shares	Value ($)
MMG Ltd. *	2,255,419	1,638,914
NagaCorp Ltd.	1,529,402	1,489,598
Nan Hai Corp., Ltd.	10,437,244	254,140
New Provenance Everlasting Holdings Ltd. *	8,581,368	84,237
NewOcean Energy Holdings Ltd. *	1,125,383	238,157
Pacific Basin Shipping Ltd. *	3,766,828	1,003,636
Pacific Textiles Holdings Ltd.	727,817	630,008
Panda Green Energy Group Ltd. *	3,724,976	394,145
Pou Sheng International Holdings Ltd.	2,190,470	410,496
Prosperity REIT	1,213,874	502,934
Regina Miracle International Holdings Ltd.	316,570	270,395
Road King Infrastructure Ltd.	299,011	577,884
Singamas Container Holdings Ltd.	1,666,686	305,964
SITC International Holdings Co., Ltd.	1,207,276	1,415,952
SmarTone Telecommunications Holdings Ltd.	438,828	492,301
Spring Real Estate Investment Trust	845,076	363,061
Stella International Holdings Ltd.	420,134	505,608
Sun Hung Kai & Co., Ltd.	785,059	487,400
Sunlight Real Estate Investment Trust	1,391,966	988,412
Superb Summit International Group Ltd. *(b)	1,120,000	—
Texwinca Holdings Ltd.	286,392	146,406
The Hongkong & Shanghai Hotels Ltd.	513,816	837,129
The United Laboratories International Holdings Ltd. *(a)	490,929	570,779
Town Health International Medical Group Ltd. (b)	3,638,120	160,011
Truly International Holdings Ltd. (a)	1,337,026	279,536
United Energy Group Ltd.	6,448,128	558,980
Value Partners Group Ltd.	855,495	766,703
Vitasoy International Holdings Ltd.	817,904	2,538,957
We Solutions Ltd. *	2,539,652	485,646
Xiabuxiabu Catering Management China Holdings Co., Ltd.	220,588	466,252
Yuexiu Real Estate Investment Trust	1,380,465	966,166
		41,979,148

Ireland 0.3%
C&C Group plc	359,696	1,255,420
Dalata Hotel Group plc *	166,167	1,293,758
Green REIT plc	680,392	1,186,567
Hibernia REIT plc	708,611	1,225,853
Irish Continental Group plc	167,171	1,063,506
Origin Enterprises plc	138,054	870,212
		6,895,316

Israel 0.4%
Africa Israel Properties Ltd. *	20,982	492,064
Allot Communications Ltd. *	27,941	148,365
B Communications Ltd. *	13,605	137,312
Brack Capital Properties N.V. *	3,189	359,158
Cellcom Israel Ltd. *	62,009	434,614
Clal Insurance Enterprises Holdings Ltd. *	20,348	319,633
Delta-Galil Industries Ltd.	10,987	355,771
Electra Ltd.	2,468	643,483
Formula Systems 1985 Ltd.	8,398	313,374
IDI Insurance Co., Ltd.	9,852	608,759
Jerusalem Economy Ltd. *	154,890	369,150
Jerusalem Oil Exploration *	11,898	627,773
Kenon Holdings Ltd.	14,293	227,604
Matrix IT Ltd.	14,880	173,959
Menora Mivtachim Holdings Ltd.	40,526	479,463
Naphtha Israel Petroleum Corp., Ltd.	39,016	251,473
Nova Measuring Instruments Ltd. *	27,037	811,057

18

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Partner Communications Co., Ltd. *	106,538	422,938
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,322	563,418
Reit 1 Ltd.	195,079	813,262
Sella Capital Real Estate Ltd.	79,995	150,396
		8,703,026

Italy 2.7%
ACEA S.p.A.	46,508	724,212
Amplifon S.p.A.	120,927	2,176,657
Anima Holding S.p.A.	282,867	1,607,368
Arnoldo Mondadori Editore S.p.A. *	126,711	180,746
ASTM S.p.A.	39,905	918,579
Autogrill S.p.A.	135,084	1,674,599
Azimut Holding S.p.A.	113,509	1,841,074
Banca Farmafactoring S.p.A.	54,820	324,756
Banca Generali S.p.A.	54,624	1,326,262
Banca IFIS S.p.A.	19,174	526,420
Banca Popolare di Sondrio Scarl	453,919	1,843,911
Beni Stabili S.p.A.	1,037,942	927,472
Biesse S.p.A.	12,258	538,296
BPER Banca	389,053	1,863,342
Brembo S.p.A.	163,981	2,342,919
Brunello Cucinelli S.p.A.	25,719	1,028,246
C.I.R. - Compagnie Industriali Riunite S.p.A.	350,020	448,619
Cementir Holding S.p.A.	48,949	374,255
Cerved Group S.p.A.	190,305	1,989,290
Credito Emiliano S.p.A.	73,270	516,589
Danieli & C Officine Meccaniche S.p.A.	13,029	303,262
Danieli & C Officine Meccaniche S.p.A. - RSP	46,004	776,509
Datalogic S.p.A.	20,915	727,539
De'Longhi S.p.A.	61,541	1,739,887
DiaSorin S.p.A.	22,635	2,182,443
doBank S.p.A.	25,709	303,702
Ei Towers S.p.A.	17,504	944,999
Enav S.p.A.	212,294	1,021,476
ERG S.p.A.	50,600	1,051,363
Fincantieri S.p.A. *	453,520	716,270
Geox S.p.A.	44,635	132,340
Hera S.p.A.	780,046	2,414,772
IMA Industria Macchine Automatiche S.p.A.	16,335	1,575,004
Immobiliare Grande Distribuzione SIIQ S.p.A.	64,374	546,596
Infrastrutture Wireless Italiane S.p.A.	230,201	1,680,803
Interpump Group S.p.A.	81,471	2,550,611
Iren S.p.A.	491,729	1,219,166
Italmobiliare S.p.A.	16,906	407,515
Juventus Football Club S.p.A. *(a)	328,022	225,911
Maire Tecnimont S.p.A. (a)	109,423	495,335
MARR S.p.A.	36,991	984,495
OVS S.p.A.	135,399	475,102
Piaggio & C S.p.A.	192,001	452,280
RAI Way S.p.A.	123,619	601,733
Reply S.p.A.	17,072	1,021,317
Safilo Group S.p.A. *(a)	39,427	201,581
Salini Impregilo S.p.A (a)	163,608	402,203
Saras S.p.A.	490,289	1,097,699
Societa Cattolica di Assicurazioni SC	152,175	1,304,721
Societa Iniziative Autostradali e Servizi S.p.A.	70,413	1,135,908
Technogym S.p.A.	84,904	993,066
Tod's S.p.A. (a)	13,681	894,310
Security	Number of Shares	Value ($)
Unipol Gruppo S.p.A.	534,344	2,272,283
Zignago Vetro S.p.A.	25,016	240,910
		56,266,723

Japan 19.9%
Adastria Co., Ltd.	13,872	197,779
ADEKA Corp.	99,548	1,798,635
Aeon Delight Co., Ltd.	22,075	789,372
Aeon Fantasy Co., Ltd.	3,368	218,550
Ai Holdings Corp.	38,754	918,867
Aichi Steel Corp.	15,647	629,365
Aida Engineering Ltd.	71,916	862,502
Aisan Industry Co., Ltd.	13,872	130,363
Akatsuki, Inc.	3,140	137,137
Alconix Corp.	14,828	240,343
Alpen Co., Ltd.	6,936	152,133
Alpine Electronics, Inc.	44,188	845,569
Amano Corp.	74,423	1,859,119
Amuse, Inc.	4,396	125,028
Anest Iwata Corp.	14,400	145,531
Anicom Holdings, Inc.	15,836	603,443
Anritsu Corp.	151,629	2,036,235
AOKI Holdings, Inc.	40,275	645,393
Arakawa Chemical Industries Ltd.	16,840	283,650
Arata Corp.	11,985	749,028
Arcland Sakamoto Co., Ltd.	41,261	634,989
Arcs Co., Ltd.	34,923	949,538
AS One Corp.	13,884	978,889
Asahi Diamond Industrial Co., Ltd.	57,293	458,787
Asahi Holdings, Inc.	34,422	634,611
ASAHI YUKIZAI Corp.	8,420	161,123
ASKA Pharmaceutical Co., Ltd.	24,529	289,665
Atom Corp.	88,156	861,721
Atsugi Co., Ltd.	31,796	351,777
Avex, Inc.	51,968	725,146
Axial Retailing, Inc.	14,587	551,149
Bando Chemical Industries Ltd.	13,672	163,719
Bank of the Ryukyus Ltd.	41,695	633,993
Belc Co., Ltd.	10,665	558,552
Bell System24 Holdings, Inc.	35,259	605,581
Belluna Co., Ltd.	49,235	636,255
Benefit One, Inc.	31,476	857,264
BML, Inc.	20,114	504,493
Broadleaf Co., Ltd.	65,064	351,535
BRONCO BILLY Co., Ltd.	13,672	532,937
Bunka Shutter Co., Ltd.	59,763	544,025
Canon Electronics, Inc.	19,308	422,254
Cawachi Ltd.	15,091	338,365
Central Glass Co., Ltd.	42,950	956,289
CHIMNEY Co., Ltd.	14,221	378,284
Chiyoda Co., Ltd.	28,109	663,108
Chofu Seisakusho Co., Ltd.	22,175	509,650
Chubu Shiryo Co., Ltd.	27,472	518,111
Chudenko Corp.	30,711	824,840
Chugoku Marine Paints Ltd.	71,191	697,199
CKD Corp.	57,232	1,192,103
Clarion Co., Ltd.	102,507	267,955
CMIC Holdings Co., Ltd.	5,680	114,337
CMK Corp.	39,366	250,737
Cocokara fine, Inc.	19,994	1,486,967
Colowide Co., Ltd.	58,312	1,636,998
Computer Engineering & Consulting Ltd.	5,680	192,653
CONEXIO Corp.	7,364	143,152
Cosel Co., Ltd.	12,088	153,986
Create Restaurants Holdings, Inc.	47,021	623,225
Create SD Holdings Co., Ltd.	22,167	662,082
DA Consortium Holdings, Inc.	26,616	682,763
Dai Nippon Toryo Co., Ltd.	28,693	404,599

19

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daibiru Corp.	52,744	565,088
Daido Metal Co., Ltd.	44,764	502,665
Daihen Corp.	110,001	782,648
Daiho Corp.	84,521	474,553
Daiken Corp.	15,661	367,722
Daikyonishikawa Corp.	57,254	928,543
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,447	538,146
Daio Paper Corp. (a)	81,488	1,170,061
Daiseki Co., Ltd.	42,721	1,378,224
Daito Pharmaceutical Co., Ltd.	4,824	160,511
Daiwabo Holdings Co., Ltd.	18,839	1,057,738
DCM Holdings Co., Ltd.	116,026	1,167,255
Denki Kogyo Co., Ltd.	17,978	508,007
Descente Ltd.	47,511	915,717
Dexerials Corp.	48,133	482,460
Digital Arts, Inc.	7,384	396,233
Digital Garage, Inc.	30,322	1,272,662
Dip Corp.	21,571	532,698
Doshisha Co., Ltd.	26,297	602,450
Doutor Nichires Holdings Co., Ltd.	28,373	580,283
DTS Corp.	20,895	835,646
Duskin Co., Ltd.	52,933	1,285,262
DyDo Group Holdings, Inc.	10,250	587,763
Eagle Industry Co., Ltd.	26,837	444,381
Earth Corp.	14,642	765,489
EDION Corp.	73,631	761,081
Eiken Chemical Co., Ltd.	33,598	761,054
Eizo Corp.	21,433	921,277
Elecom Co., Ltd.	20,915	541,524
Enplas Corp.	10,980	323,402
EPS Holdings, Inc.	31,802	631,679
eRex Co., Ltd. (a)	24,004	234,859
ESPEC Corp.	22,968	505,256
euglena Co., Ltd. *(a)	76,017	620,618
F@N Communications, Inc.	57,840	392,361
Fancl Corp.	38,394	1,777,549
FCC Co., Ltd.	33,945	937,319
Feed One Co., Ltd.	70,000	163,652
FIDEA Holdings Co., Ltd.	253,072	412,295
Financial Products Group Co., Ltd.	65,452	880,164
Foster Electric Co., Ltd.	19,787	303,967
Fuji Co., Ltd.	25,211	534,642
Fuji Corp.	77,253	1,583,528
Fuji Kyuko Co., Ltd.	26,075	766,806
Fuji Oil Co., Ltd.	67,312	235,432
Fuji Pharma Co., Ltd.	5,335	196,665
Fuji Seal International, Inc.	43,488	1,715,183
Fuji Soft, Inc.	25,787	1,056,212
Fujibo Holdings, Inc.	13,959	510,719
Fujicco Co., Ltd.	25,684	630,487
Fujimi, Inc.	24,959	614,298
Fujimori Kogyo Co., Ltd.	14,215	494,571
Fujitec Co., Ltd.	80,346	1,067,878
Fukushima Industries Corp.	13,391	593,471
FULLCAST Holdings Co., Ltd.	24,004	623,492
Funai Soken Holdings, Inc.	33,335	813,393
Furukawa Co., Ltd.	39,487	581,883
Fuso Chemical Co., Ltd.	21,596	554,386
Futaba Corp.	39,860	725,694
Futaba Industrial Co., Ltd.	57,234	411,956
Fuyo General Lease Co., Ltd.	18,083	1,308,228
G-Tekt Corp.	20,921	359,130
Gakken Holdings Co., Ltd.	3,568	164,040
Geo Holdings Corp.	30,261	431,723
Giken Ltd.	15,134	360,781
GMO internet, Inc.	64,454	1,728,740
Godo Steel Ltd.	14,628	308,461
Goldcrest Co., Ltd.	17,108	307,061
Security	Number of Shares	Value ($)
Goldwin, Inc.	17,395	1,442,579
Gun-Ei Chemical Industry Co., Ltd.	5,880	187,801
Gunze Ltd.	18,586	1,197,496
Gurunavi, Inc.	29,798	253,699
Hamakyorex Co., Ltd.	13,627	460,317
Hanwa Co., Ltd.	36,255	1,533,358
Hazama Ando Corp.	174,820	1,533,466
Heiwa Real Estate Co., Ltd.	43,059	894,511
Heiwado Co., Ltd.	35,776	867,357
Hibiya Engineering Ltd.	19,745	394,736
Hiday Hidaka Corp.	27,004	651,456
Hioki EE Corp.	5,154	203,276
Hirata Corp. (a)	8,610	631,614
Hitachi Zosen Corp.	173,402	890,592
Hito Communications, Inc.	11,014	215,830
Hodogaya Chemical Co., Ltd.	5,880	199,707
Hogy Medical Co., Ltd.	24,854	1,131,235
Hokuetsu Kishu Paper Co., Ltd.	144,282	783,528
Hokuto Corp.	23,863	446,532
Hosiden Corp.	62,735	605,148
Hosokawa Micron Corp.	7,002	440,183
IBJ Leasing Co., Ltd.	34,410	973,913
Ichibanya Co., Ltd.	17,937	774,306
Ichikoh Industries Ltd.	50,570	676,315
Ichiyoshi Securities Co., Ltd.	45,992	545,664
Idec Corp.	29,150	735,424
IDOM, Inc.	61,360	412,286
Iino Kaiun Kaisha Ltd.	113,473	520,130
Inaba Denki Sangyo Co., Ltd.	30,049	1,316,519
Inabata & Co., Ltd.	55,443	803,744
Inageya Co., Ltd.	9,248	151,686
Infomart Corp.	94,692	977,033
Information Services International-Dentsu Ltd.	16,216	503,742
Intage Holdings, Inc.	14,200	148,868
Internet Initiative Japan, Inc.	33,569	682,843
Iriso Electronics Co., Ltd.	20,278	1,261,717
Ishihara Sangyo Kaisha Ltd. *	37,718	416,948
Istyle, Inc. (a)	46,973	519,256
Itochu Enex Co., Ltd.	62,759	636,572
Itoki Corp.	48,264	282,534
Iwatani Corp.	42,647	1,513,224
J Trust Co., Ltd. (a)	79,828	630,424
J-Oil Mills, Inc.	12,516	457,924
JAC Recruitment Co., Ltd.	6,736	134,292
Jaccs Co., Ltd.	27,923	632,505
Japan Lifeline Co., Ltd.	58,402	1,495,461
Japan Material Co., Ltd.	63,384	1,030,293
Japan Pulp & Paper Co., Ltd.	4,196	189,051
Japan Securities Finance Co., Ltd.	97,129	578,420
JCR Pharmaceuticals Co., Ltd.	14,979	955,446
JCU Corp.	21,029	496,667
Jeol Ltd.	72,245	754,734
Jimoto Holdings, Inc.	234,587	395,135
JINS, Inc.	16,345	914,700
Joshin Denki Co., Ltd.	19,252	687,540
Joyful Honda Co., Ltd.	29,454	1,017,992
JSP Corp.	9,440	294,552
Juki Corp.	32,055	356,708
Justsystems Corp.	36,054	779,851
JVC Kenwood Corp.	134,205	445,929
kabu.com Securities Co., Ltd.	184,776	659,884
Kadokawa Dwango *	42,130	445,555
Kaga Electronics Co., Ltd.	20,636	529,362
Kameda Seika Co., Ltd.	14,266	772,093
Kamei Corp.	22,047	322,857
Kanamoto Co., Ltd.	29,690	1,035,714
Kanematsu Corp.	89,468	1,389,227
Kanematsu Electronics Ltd.	7,080	232,970

20

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kansai Mirai Financial Group, Inc. *	96,189	744,580
Kanto Denka Kogyo Co., Ltd.	41,858	434,588
Kasai Kogyo Co., Ltd.	11,360	152,031
Katakura Industries Co., Ltd.	26,262	319,074
Kato Sangyo Co., Ltd.	24,839	867,633
Kato Works Co., Ltd.	10,689	277,051
Keihanshin Building Co., Ltd.	51,639	424,918
Keihin Corp.	47,666	930,550
Kenedix, Inc.	246,459	1,590,204
Kenko Mayonnaise Co., Ltd.	11,910	459,321
Key Coffee, Inc.	29,742	594,594
KH Neochem Co., Ltd.	37,023	1,001,524
Kintetsu World Express, Inc.	35,341	721,816
Kisoji Co., Ltd.	29,904	795,733
Kitano Construction Corp.	82,316	284,123
Kitanotatsujin Corp. (a)	50,520	395,251
Kitz Corp.	99,666	892,586
KLab, Inc.	29,874	455,624
Koa Corp.	32,036	672,595
Kobe Bussan Co., Ltd.	4,342	211,815
Kohnan Shoji Co., Ltd.	31,860	773,297
Komatsu Seiren Co., Ltd.	19,980	178,936
KOMEDA Holdings Co., Ltd.	33,540	660,643
Komori Corp.	46,395	576,068
Konishi Co., Ltd.	15,621	263,405
Konoike Transport Co., Ltd.	35,349	575,891
Koshidaka Holdings Co., Ltd.	35,360	562,401
Kotobuki Spirits Co., Ltd.	20,499	1,099,997
Kumagai Gumi Co., Ltd.	36,390	1,229,245
Kumiai Chemical Industry Co., Ltd.	106,904	671,071
Kura Corp.	10,650	809,692
Kurabo Industries Ltd.	220,592	759,367
Kureha Corp.	19,056	1,280,398
KYB Corp.	22,119	1,042,379
Kyoei Steel Ltd.	9,248	176,967
Kyokuto Kaihatsu Kogyo Co., Ltd.	34,440	537,942
Kyokuto Securities Co., Ltd.	32,927	443,088
Kyokuyo Co., Ltd.	13,472	468,721
Kyoritsu Maintenance Co., Ltd.	25,974	1,345,977
Kyosan Electric Manufacturing Co., Ltd.	29,312	208,013
Lasertec Corp.	35,707	1,220,963
LEC, Inc.	14,200	547,637
Life Corp.	20,311	513,173
Lifull Co., Ltd.	59,042	422,796
Link And Motivation, Inc. (a)	38,168	504,831
LIXIL VIVA Corp.	7,664	133,465
M&A Capital Partners Co., Ltd. *	3,768	367,627
Macnica Fuji Electronics Holdings, Inc.	28,377	475,888
Macromill, Inc.	27,472	646,816
Maeda Kosen Co., Ltd.	9,048	158,233
Makino Milling Machine Co., Ltd.	99,002	885,728
Mandom Corp.	38,110	1,245,253
Mani, Inc.	22,771	1,066,818
Mars Engineering Corp.	20,995	520,793
Marudai Food Co., Ltd.	135,242	623,648
Maruha Nichiro Corp.	34,380	1,314,823
Marusan Securities Co., Ltd.	67,889	627,994
Maruwa Co., Ltd.	8,286	663,521
Maruwa Unyu Kikan Co., Ltd.	6,080	204,262
Maruzen Showa Unyu Co., Ltd.	116,049	574,664
Marvelous, Inc. (a)	34,420	295,585
Matsuya Co., Ltd.	45,687	626,990
Matsuya Foods Co., Ltd.	12,643	434,641
Max Co., Ltd.	47,740	630,557
Maxell Holdings Ltd.	40,374	665,932
MCJ Co., Ltd.	31,288	510,307
Medical Data Vision Co., Ltd. *(a)	9,654	129,200
Megachips Corp. (a)	19,755	576,403
Meidensha Corp.	207,937	780,876
Security	Number of Shares	Value ($)
Meisei Industrial Co., Ltd.	21,664	165,902
Meitec Corp.	25,363	1,171,911
Menicon Co., Ltd.	20,350	540,007
METAWATER Co., Ltd.	13,029	351,853
Micronics Japan Co., Ltd.	23,856	250,758
Milbon Co., Ltd.	18,872	915,417
Ministop Co., Ltd.	16,212	334,700
Mirait Holdings Corp.	63,116	991,661
Miroku Jyoho Service Co., Ltd.	15,646	442,112
Mitsuba Corp.	41,084	419,745
Mitsubishi Logisnext Co., Ltd.	17,468	186,988
Mitsubishi Pencil Co., Ltd.	47,012	977,064
Mitsuboshi Belting Ltd.	22,186	269,348
Mitsui High-Tec, Inc. (a)	25,032	341,455
Mitsui Sugar Co., Ltd.	16,166	543,851
Mitsui-Soko Holdings Co., Ltd. *	107,941	333,823
Mitsuuroko Group Holdings Co., Ltd.	21,136	171,391
Mizuno Corp.	19,395	707,821
Modec, Inc.	18,157	494,181
Monex Group, Inc.	201,435	1,197,727
Monogatari Corp.	3,468	360,382
Morita Holdings Corp.	44,764	903,562
MOS Food Services, Inc.	32,650	981,198
MTI Ltd.	57,484	335,978
Musashi Seimitsu Industry Co., Ltd.	21,793	802,356
Nachi-Fujikoshi Corp.	19,658	944,501
Nagaileben Co., Ltd.	30,325	796,050
Namura Shipbuilding Co., Ltd.	63,641	304,600
NDS Co., Ltd.	4,648	252,839
NEC Networks & System Integration Corp.	26,837	613,587
NET One Systems Co., Ltd.	79,063	1,293,156
Neturen Co., Ltd.	15,156	138,245
Nextage Co., Ltd. (a)	24,204	278,030
Nichi-iko Pharmaceutical Co., Ltd.	47,646	732,813
Nichias Corp.	106,946	1,346,607
Nichiban Co., Ltd.	7,892	209,277
Nichicon Corp.	74,281	926,419
Nichiha Corp.	27,384	1,095,158
NichiiGakkan Co., Ltd.	42,493	461,519
Nihon Nohyaku Co., Ltd.	69,669	441,824
Nihon Parkerizing Co., Ltd.	98,292	1,463,818
Nihon Tokushu Toryo Co., Ltd.	9,655	183,778
Nihon Trim Co., Ltd.	7,592	314,805
Nihon Unisys Ltd.	71,427	1,796,769
Nikkiso Co., Ltd.	60,651	656,501
Nippon Carbon Co., Ltd.	11,746	691,927
Nippon Ceramic Co., Ltd.	24,114	596,386
Nippon Chemi-Con Corp.	18,686	706,884
Nippon Denko Co., Ltd.	110,604	332,896
Nippon Densetsu Kogyo Co., Ltd.	37,153	812,172
Nippon Flour Mills Co., Ltd.	53,813	898,493
Nippon Gas Co., Ltd.	37,278	1,948,907
Nippon Holdings Co., Ltd.	58,391	1,615,030
Nippon Kanzai Co., Ltd.	23,148	468,521
Nippon Koei Co., Ltd.	17,996	506,860
Nippon Light Metal Holdings Co., Ltd.	599,949	1,402,614
Nippon Parking Development Co., Ltd.	234,587	395,135
Nippon Seiki Co., Ltd.	49,327	893,965
Nippon Sheet Glass Co., Ltd.	106,587	1,074,258
Nippon Signal Co., Ltd.	78,640	728,168
Nippon Soda Co., Ltd.	148,921	826,539
Nippon Steel & Sumikin Bussan Corp.	14,792	765,162
Nippon Suisan Kaisha Ltd.	248,653	1,219,863
Nippon Thompson Co., Ltd.	74,269	585,839
Nippon Valqua Industries Ltd.	15,356	469,252
Nippon Yakin Kogyo Co., Ltd.	121,324	368,511
Nishimatsu Construction Co., Ltd.	52,981	1,531,229
Nishimatsuya Chain Co., Ltd.	55,593	605,846
Nishio Rent All Co., Ltd.	12,682	419,640

21

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nissei ASB Machine Co., Ltd.	6,456	308,405
Nissei Build Kogyo Co., Ltd.	12,616	142,249
Nissha Co., Ltd. (a)	40,004	818,159
Nissin Corp.	14,618	353,593
Nissin Electric Co., Ltd.	52,574	496,004
Nissin Kogyo Co., Ltd.	44,731	792,967
Nitta Corp.	22,175	850,098
Nittetsu Mining Co., Ltd.	6,608	327,222
Nitto Boseki Co., Ltd.	29,827	685,517
Nitto Kogyo Corp.	30,041	569,326
Nohmi Bosai Ltd.	26,837	653,850
Nojima Corp.	33,333	823,469
Nomura Co., Ltd.	42,812	925,633
Noritake Co., Ltd.	15,156	761,671
Noritsu Koki Co., Ltd.	17,508	311,662
Noritz Corp.	41,060	716,930
NSD Co., Ltd.	41,099	894,649
Obara Group, Inc.	12,331	719,578
Ohara, Inc.	5,880	118,958
Ohsho Food Service Corp.	13,087	720,330
Oiles Corp.	31,256	668,878
Okabe Co., Ltd.	60,219	538,199
Okamoto Industries, Inc.	77,619	818,020
Okamura Corp.	87,698	1,322,190
Okasan Securities Group, Inc.	153,964	776,587
Oki Electric Industry Co., Ltd.	91,622	1,048,241
Okumura Corp.	43,001	1,434,752
Onward Holdings Co., Ltd.	118,042	968,065
Open Door, Inc. *	9,048	178,553
Optex Group Co., Ltd.	31,242	877,059
Osaka Soda Co., Ltd.	17,144	497,854
OSAKA Titanium Technologies Co., Ltd.	16,415	287,521
Osaki Electric Co., Ltd.	40,603	312,058
Outsourcing, Inc.	82,276	1,580,469
Pacific Industrial Co., Ltd.	44,414	629,142
Pacific Metals Co., Ltd. *	14,300	479,102
Pack Corp.	4,296	150,060
PAL GROUP Holdings Co., Ltd.	13,952	358,030
Paramount Bed Holdings Co., Ltd.	20,563	937,822
Pasona Group, Inc. (a)	13,244	206,501
Pepper Food Service Co., Ltd.	13,968	659,541
PIA Corp.	7,931	443,835
Piolax, Inc.	29,261	740,918
Pioneer Corp. *(a)	295,080	420,980
Plenus Co., Ltd.	26,837	457,720
Press Kogyo Co., Ltd.	106,471	587,014
Pressance Corp.	35,792	579,485
Prestige International, Inc.	46,167	676,071
Prima Meat Packers Ltd.	157,080	944,114
Qol Co., Ltd.	7,892	169,034
Raito Kogyo Co., Ltd.	54,831	541,522
Relia, Inc.	44,764	637,808
Retail Partners Co., Ltd.	17,896	302,755
Rheon Automatic Machinery Co., Ltd.	35,606	733,127
Ricoh Leasing Co., Ltd.	13,651	456,101
Riken Corp.	2,840	144,294
Riken Keiki Co., Ltd.	24,104	593,476
Riken Technos Corp.	69,287	344,378
Riken Vitamin Co., Ltd.	9,976	396,671
Ringer Hut Co., Ltd.	24,922	602,147
Riso Kagaku Corp.	29,417	658,765
Rock Field Co., Ltd.	7,764	139,423
Round One Corp.	65,220	1,153,784
Royal Holdings Co., Ltd.	31,213	850,963
RS Technologies Co., Ltd.	3,368	202,740
Ryobi Ltd.	29,244	886,916
Ryosan Co., Ltd.	28,596	1,046,243
Ryoyo Electro Corp.	8,820	146,290
S Foods, Inc.	19,237	795,012
Security	Number of Shares	Value ($)
Saibu Gas Co., Ltd.	29,805	819,435
Saizeriya Co., Ltd.	28,629	661,936
Sakai Chemical Industry Co., Ltd.	6,936	177,797
Sakai Moving Service Co., Ltd.	9,684	559,764
Sakata INX Corp.	46,797	660,745
Sakata Seed Corp.	31,352	1,180,263
San ju San Financial Group, Inc. *	13,145	278,278
San-A Co., Ltd.	20,879	1,062,735
San-Ai Oil Co., Ltd.	59,376	850,922
Sanden Holdings Corp. *	24,301	326,116
Sangetsu Corp.	70,834	1,489,115
Sanken Electric Co., Ltd.	110,358	655,170
Sanki Engineering Co., Ltd.	60,441	604,160
Sankyo Tateyama, Inc.	38,132	541,559
Sanshin Electronics Co., Ltd.	19,252	380,805
Sanyo Chemical Industries Ltd.	12,581	607,946
Sanyo Denki Co., Ltd.	8,940	748,806
Sanyo Electric Railway Co., Ltd.	10,473	260,367
Sanyo Shokai Ltd.	15,156	329,499
Sanyo Special Steel Co., Ltd.	28,338	730,066
Sato Holdings Corp.	22,745	615,494
Seika Corp.	6,308	158,448
Seikagaku Corp.	34,946	496,311
Seiko Holdings Corp.	30,205	722,562
Seiren Co., Ltd.	51,660	951,938
Sekisui Jushi Corp.	24,400	510,481
Sekisui Plastics Co., Ltd.	28,624	335,653
Senko Group Holdings Co., Ltd.	104,087	835,417
Senshu Ikeda Holdings, Inc.	178,660	633,109
Senshukai Co., Ltd. *	51,148	241,040
Shibuya Corp.	18,588	625,331
Shikoku Chemicals Corp.	31,247	437,162
Shin-Etsu Polymer Co., Ltd.	14,000	140,329
Shindengen Electric Manufacturing Co., Ltd.	8,479	481,526
Shinko Electric Industries Co., Ltd.	72,360	612,741
Shinko Plantech Co., Ltd.	42,893	381,771
Shinmaywa Industries Ltd.	93,720	1,086,909
Shinnihon Corp.	37,816	444,833
Ship Healthcare Holdings, Inc.	39,912	1,458,425
Shizuoka Gas Co., Ltd.	69,809	666,959
SHO-BOND Holdings Co., Ltd.	23,317	1,568,846
Shoei Co., Ltd.	7,564	292,061
Shoei Foods Corp.	13,372	572,936
Showa Corp.	52,525	944,188
Showa Sangyo Co., Ltd.	26,961	714,444
Siix Corp.	35,948	691,200
Sinfonia Technology Co., Ltd. (a)	152,663	598,596
Sinko Industries Ltd.	9,048	165,561
Sintokogio Ltd.	63,078	600,328
SMK Corp.	36,848	137,360
SMS Co., Ltd.	26,823	1,008,532
Sodick Co., Ltd.	47,451	484,796
Sogo Medical Co., Ltd.	16,173	355,033
Solasto Corp.	6,208	208,276
St Marc Holdings Co., Ltd.	17,371	451,683
Star Micronics Co., Ltd.	34,912	587,410
Starts Corp., Inc.	30,270	777,333
Starzen Co., Ltd.	3,040	171,524
Stella Chemifa Corp. (a)	9,976	327,345
Studio Alice Co., Ltd.	16,840	390,601
Sumida Corp.	26,616	294,223
Sumitomo Bakelite Co., Ltd.	158,674	1,616,753
Sumitomo Mitsui Construction Co., Ltd.	170,102	1,139,806
Sumitomo Riko Co., Ltd.	39,366	411,251
Sumitomo Seika Chemicals Co., Ltd.	7,874	362,010
Sun Frontier Fudousan Co., Ltd.	20,540	253,902
Sushiro Global Holdings Ltd. *	19,152	1,188,131
SWCC Showa Holdings Co., Ltd.	39,888	291,510

22

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Systena Corp.	68,744	777,004
T Hasegawa Co., Ltd.	8,292	168,595
T-Gaia Corp.	20,249	569,384
Tachi-S Co., Ltd.	31,480	564,725
Tachibana Eletech Co., Ltd.	7,364	138,679
Taihei Dengyo Kaisha Ltd.	17,000	461,595
Taiho Kogyo Co., Ltd.	24,404	313,347
Taikisha Ltd.	33,047	1,040,276
Taiyo Holdings Co., Ltd.	20,492	843,106
Takamatsu Construction Group Co., Ltd.	5,452	152,804
Takaoka Toko Co., Ltd.	20,936	368,444
Takara Bio, Inc.	46,085	1,076,992
Takara Leben Co., Ltd.	96,483	373,872
Takara Standard Co., Ltd.	49,437	803,132
Takasago International Corp.	16,877	535,926
Takasago Thermal Engineering Co., Ltd.	74,436	1,346,966
Takeuchi Manufacturing Co., Ltd.	35,792	821,623
Takuma Co., Ltd.	82,187	951,643
Tamron Co., Ltd.	17,057	331,579
Tamura Corp.	90,014	659,498
Tanseisha Co., Ltd.	32,907	422,525
Tateru, Inc. (a)	28,420	560,055
Tayca Corp.	12,416	292,101
TechnoPro Holdings, Inc.	35,268	2,288,549
Teikoku Electric Manufacturing Co., Ltd.	9,676	121,924
Teikoku Sen-I Co., Ltd.	27,501	587,255
Tekken Corp.	14,193	389,950
The Aichi Bank Ltd.	11,235	511,880
The Akita Bank Ltd.	19,503	533,148
The Aomori Bank Ltd.	22,884	695,082
The Bank of Iwate Ltd.	19,155	741,376
The Bank of Nagoya Ltd.	20,224	720,391
The Bank of Okinawa Ltd.	25,647	999,724
The Chiba Kogyo Bank Ltd.	79,180	360,754
The Ehime Bank Ltd.	34,636	393,718
The Eighteenth Bank Ltd.	183,317	497,754
The Fukui Bank Ltd.	25,147	520,323
The Hokkoku Bank Ltd.	24,010	953,593
The Hokuetsu Bank Ltd.	10,260	212,859
The Hyakugo Bank Ltd.	198,686	832,087
The Hyakujushi Bank Ltd.	259,770	855,977
The Japan Wool Textile Co., Ltd.	71,916	704,961
The Juroku Bank Ltd.	22,192	586,844
The Kiyo Bank Ltd.	67,245	1,127,094
The Miyazaki Bank Ltd.	20,285	648,814
The Musashino Bank Ltd.	30,974	989,275
The Nanto Bank Ltd.	35,390	920,541
The Nisshin Oillio Group Ltd.	26,961	771,768
The Ogaki Kyoritsu Bank Ltd.	43,600	1,130,482
The Oita Bank Ltd.	16,641	593,528
The Okinawa Electric Power Co., Inc.	49,263	1,123,148
The Shikoku Bank Ltd.	25,759	334,064
The Sumitomo Warehouse Co., Ltd.	121,989	783,730
The Tochigi Bank Ltd.	132,226	477,082
The Toho Bank Ltd.	198,254	737,214
The Towa Bank Ltd.	42,005	482,123
The Yamagata Bank Ltd.	37,802	831,230
The Yamanashi Chuo Bank Ltd.	180,392	737,209
TKC Corp.	15,512	621,794
Toa Corp.	40,862	736,416
Toagosei Co., Ltd.	135,187	1,580,261
TOC Co., Ltd.	58,160	467,871
Tocalo Co., Ltd.	37,897	462,180
Toei Co., Ltd.	7,967	864,567
Toho Co., Ltd.	9,513	226,081
Toho Holdings Co., Ltd.	47,283	1,163,307
Toho Titanium Co., Ltd.	38,178	406,571
Toho Zinc Co., Ltd.	13,480	531,656
Tokai Corp.	24,876	517,921
Security	Number of Shares	Value ($)
TOKAI Holdings Corp.	122,206	1,258,673
Token Corp.	7,145	682,637
Tokushu Tokai Paper Co., Ltd.	3,996	155,949
Tokyo Base Co., Ltd. *	11,788	105,245
Tokyo Dome Corp.	110,560	1,067,490
Tokyo Individualized Educational Institute, Inc.	13,572	138,537
Tokyo Kiraboshi Financial Group, Inc.	28,897	658,025
Tokyo Ohka Kogyo Co., Ltd.	37,056	1,408,636
Tokyo Rope Manufacturing Co., Ltd.	16,576	309,565
Tokyo Seimitsu Co., Ltd.	38,856	1,489,578
Tokyo Steel Manufacturing Co., Ltd.	106,779	869,800
Tokyotokeiba Co., Ltd.	16,345	713,857
Tokyu Construction Co., Ltd.	68,251	692,907
TOMONY Holdings, Inc.	169,216	735,146
Tomy Co., Ltd.	91,949	817,550
Tonami Holdings Co., Ltd.	3,140	222,252
Topre Corp.	41,646	1,161,465
Topy Industries Ltd.	19,620	566,144
Toridoll Holdings corp.	20,317	613,372
Torii Pharmaceutical Co., Ltd.	15,621	404,166
Tosei Corp.	34,836	439,598
Toshiba Machine Co., Ltd.	116,861	655,054
Toshiba Plant Systems & Services Corp.	44,764	1,000,799
Toshiba TEC Corp.	142,983	864,649
Tosho Co., Ltd.	17,604	651,370
Totetsu Kogyo Co., Ltd.	29,466	932,975
Towa Corp.	13,772	171,382
Towa Pharmaceutical Co., Ltd.	9,248	580,527
Toyo Construction Co., Ltd.	97,038	427,826
Toyo Corp.	52,539	439,094
Toyo Ink SC Holdings Co., Ltd.	204,654	1,149,054
Toyo Kanetsu KK	11,104	387,866
Toyo Kohan Co., Ltd.	28,200	185,846
Toyo Tanso Co., Ltd.	11,748	404,414
TPR Co., Ltd.	30,217	782,090
Trancom Co., Ltd.	7,104	533,560
Transcosmos, Inc.	27,934	664,893
Trusco Nakayama Corp.	38,404	962,884
TSI Holdings Co., Ltd.	98,269	689,226
Tsubaki Nakashima Co., Ltd.	39,512	989,937
Tsubakimoto Chain Co.	181,976	1,425,391
Tsugami Corp.	54,408	568,393
Tsukishima Kikai Co., Ltd.	38,246	636,817
Tsukuba Bank Ltd.	116,026	316,109
Tsukui Corp.	19,980	155,213
Tsurumi Manufacturing Co., Ltd.	7,992	141,899
UACJ Corp.	31,541	719,104
UKC Holdings Corp.	15,621	318,761
Union Tool Co.	13,029	460,503
Unipres Corp.	42,780	911,553
United Arrows Ltd.	25,707	951,191
United Super Markets Holdings, Inc.	74,923	984,078
Unitika Ltd. *	40,260	231,603
Unizo Holdings Co., Ltd. (a)	27,111	543,992
V Technology Co., Ltd.	4,342	992,731
Valor Holdings Co., Ltd.	37,938	918,376
Vector, Inc.	20,986	426,307
Vital KSK Holdings, Inc.	43,576	443,601
VT Holdings Co., Ltd.	114,651	548,746
W-Scope Corp. (a)	25,729	443,322
Wacom Co., Ltd.	153,097	859,581
Wakita & Co., Ltd.	44,764	485,773
Warabeya Nichiyo Holdings Co., Ltd.	18,323	464,125
WDB Holdings Co., Ltd.	5,152	144,395
Wellnet Corp.	31,152	367,017
World Holdings Co., Ltd.	6,408	221,474
Wowow, Inc.	4,924	149,562
Xebio Holdings Co., Ltd.	29,485	497,998

23

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
YA-MAN Ltd.	25,472	610,981
Yahagi Construction Co., Ltd.	43,484	354,212
Yakuodo Co., Ltd.	5,052	184,838
YAMABIKO Corp.	34,868	460,863
Yamashin-Filter Corp.	22,092	251,533
Yamazen Corp.	89,089	916,761
Yaoko Co., Ltd.	21,765	1,159,919
Yellow Hat Ltd.	19,724	584,576
Yodogawa Steel Works Ltd.	31,151	801,677
Yokogawa Bridge Holdings Corp.	31,213	718,521
Yokohama Reito Co., Ltd.	64,640	635,423
Yomiuri Land Co., Ltd.	8,092	356,765
Yondoshi Holdings, Inc.	20,383	527,562
Yonex Co., Ltd.	35,792	264,870
Yorozu Corp.	18,621	304,908
Yoshinoya Holdings Co., Ltd.	69,136	1,356,693
Yuasa Trading Co., Ltd.	8,098	273,921
Yushin Precision Equipment Co., Ltd.	18,457	234,609
Zenrin Co., Ltd.	38,148	904,499
ZERIA Pharmaceutical Co., Ltd.	44,080	910,447
Zojirushi Corp.	45,932	695,459
		408,545,817

Netherlands 2.0%
Accell Group	26,944	566,760
AMG Advanced Metallurgical Group N.V.	26,942	1,547,310
APERAM S.A.	49,216	2,277,311
Arcadis N.V.	70,746	1,430,317
ASM International N.V.	45,473	2,645,007
Basic-Fit N.V *	20,681	666,290
BE Semiconductor Industries N.V.	69,692	2,339,668
Brunel International N.V.	20,975	388,563
Corbion N.V.	57,430	1,799,300
Eurocommercial Properties N.V.	45,679	1,884,367
Flow Traders	26,689	1,132,762
ForFarmers N.V.	19,671	264,981
Fugro N.V. CVA *	60,489	952,866
Galapagos N.V. *	41,398	4,200,311
IMCD N.V.	54,419	3,369,910
Intertrust N.V.	56,208	1,056,346
Koninklijke BAM Groep N.V.	241,368	1,126,995
Koninklijke Volkerwessels N.V.	16,851	426,843
NSI N.V.	20,101	821,236
PostNL N.V.	423,518	1,471,252
SBM Offshore N.V.	166,143	2,623,021
Takeaway.com N.V. *	12,355	720,378
TKH Group N.V.	42,270	2,837,151
TomTom N.V. *	113,517	1,093,459
Vastned Retail N.V.	20,226	991,612
Wereldhave N.V.	37,414	1,413,270
Wessanen	52,041	1,078,267
		41,125,553

New Zealand 1.0%
a2 Milk Co., Ltd. *	694,579	5,297,509
Argosy Property Ltd.	935,661	705,744
Chorus Ltd.	458,856	1,326,460
EBOS Group Ltd.	88,657	1,124,066
Freightways Ltd.	175,692	973,867
Genesis Energy Ltd.	588,206	1,009,088
Goodman Property Trust	1,091,917	1,087,924
Heartland Bank Ltd.	153,142	193,414
Infratil Ltd.	422,270	1,016,260
Kathmandu Holdings Ltd.	177,431	302,522
Mainfreight Ltd.	75,831	1,412,641
Metlifecare Ltd.	178,427	748,656
Precinct Properties New Zealand Ltd.	889,020	810,915
Security	Number of Shares	Value ($)
Summerset Group Holdings Ltd.	232,362	1,198,320
Tourism Holdings Ltd.	35,308	161,773
TOWER Ltd. *	253,719	136,187
Trade Me Group Ltd.	396,180	1,337,082
Vital Healthcare Property Trust	422,664	599,056
Z Energy Ltd.	333,309	1,714,240
		21,155,724

Norway 2.2%
Aker A.S.A., A Shares	24,994	1,780,802
Aker Solutions A.S.A. *	138,834	910,793
Atea A.S.A. *	94,431	1,433,334
Austevoll Seafood A.S.A.	82,344	986,210
Bakkafrost P/F	40,034	2,096,971
Borr Drilling Ltd. *	303,402	1,557,324
Borregaard A.S.A.	101,268	1,123,749
BW LPG Ltd. *(a)	63,259	263,935
DNO A.S.A. *	662,501	1,287,750
Entra A.S.A.	102,161	1,450,783
Evry A/S	92,369	325,674
Grieg Seafood A.S.A.	50,570	566,727
Hoegh LNG Holdings Ltd.	38,166	209,428
Kongsberg Gruppen A.S.A.	51,308	1,082,274
Leroy Seafood Group A.S.A.	246,044	1,630,962
Nordic Semiconductor A.S.A. *	142,162	946,872
Norway Royal Salmon A.S.A.	7,303	167,256
Norwegian Air Shuttle A.S.A. *	11,828	368,173
Norwegian Finans Holding A.S.A. *	144,279	1,554,307
Ocean Yield A.S.A.	44,711	384,132
Otello Corp. A.S.A. *	121,998	317,573
Petroleum Geo-Services A.S.A. *	300,446	1,445,583
REC Silicon A.S.A. *(a)	2,254,639	331,202
Salmar A.S.A. (a)	50,866	2,219,255
SpareBank 1 Oestlandet	12,421	135,708
SpareBank 1 SMN	132,285	1,272,321
SpareBank 1 SR-Bank A.S.A.	164,215	1,575,411
Stolt-Nielsen Ltd.	11,566	167,075
Storebrand A.S.A.	465,468	3,805,636
Subsea 7 S.A.	247,539	3,775,457
TGS Nopec Geophysical Co. A.S.A.	102,439	3,444,033
Tomra Systems A.S.A.	120,074	2,744,113
Veidekke A.S.A. (a)	92,108	1,069,381
Wallenius Wilhelmsen Logistics *	146,053	734,500
XXL A.S.A.	96,150	874,246
		44,038,950

Portugal 0.5%
Altri, SGPS, S.A.	51,388	473,883
Banco Comercial Portugues S.A. *	8,542,759	2,504,957
Corticeira Amorim SGPS S.A.	34,157	452,142
CTT-Correios de Portugal S.A.	149,548	495,771
Mota-Engil, SGPS, S.A.	128,026	485,695
NOS, SGPS S.A.	213,857	1,145,826
REN - Redes Energeticas Nacionais, SGPS, S.A.	243,203	675,092
Semapa-Sociedade de Investimento e Gestao	26,942	677,734
Sonae, SGPS, S.A.	1,038,881	1,281,809
The Navigator Co. S.A.	271,679	1,693,479
		9,886,388

Republic of Korea 6.1%
Able C&C Co., Ltd. *	16,443	245,589
Advanced Process Systems Corp. *	20,656	439,775
Ahnlab, Inc.	4,075	223,795
AK Holdings, Inc.	2,022	151,001

24

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amicogen, Inc. *	19,604	489,213
Ananti, Inc. *	67,315	674,430
Aprogen pharmaceuticals, Inc. *	80,000	292,407
Asiana Airlines, Inc. *	83,700	384,743
ATGen Co., Ltd. *	18,024	297,627
BH Co., Ltd. *	19,569	501,955
Binex Co., Ltd. *	29,655	356,262
Bukwang Pharmaceutical Co., Ltd.	26,730	717,875
Caregen Co., Ltd.	2,208	176,771
Cell Biotech Co., Ltd.	3,183	123,723
Celltrion Pharm, Inc. *	20,454	1,768,461
Cellumed Co., Ltd. *	15,722	235,549
Chabiotech Co., Ltd. *	32,319	569,656
Chong Kun Dang Pharmaceutical Corp.	5,811	566,033
CJ CGV Co., Ltd.	12,547	768,219
CJ E&M Corp.	20,621	1,733,163
CJ Hello Co., Ltd.	18,088	159,578
CJ O Shopping Co., Ltd.	2,704	558,635
CMG Pharmaceutical Co., Ltd. *	76,697	366,427
Com2uSCorp	8,982	1,595,671
Coreana Cosmetics Co., Ltd.	20,536	129,356
Cosmax, Inc.	6,307	994,657
COSON Co., Ltd. *	12,603	162,514
CrucialTec Co., Ltd. *	37,931	108,731
CrystalGenomics, Inc. *	23,514	513,711
CUROCOM Co., Ltd. *	203,667	444,952
Dae Hwa Pharmaceutical Co., Ltd.	7,262	165,053
Daeduck Electronics Co.	35,000	258,778
Daeduck GDS Co., Ltd.	15,458	215,820
Daesang Corp.	20,535	482,919
Daewoong Co., Ltd.	24,823	466,316
Daewoong Pharmaceutical Co., Ltd.	4,046	784,465
Daishin Securities Co., Ltd.	45,662	576,096
Daou Technology, Inc.	29,600	712,575
Dawonsys Co., Ltd.	20,291	323,768
DB HiTek Co., Ltd.	28,653	451,877
Dentium Co., Ltd.	5,106	415,415
DIO Corp. *	9,246	324,654
Dong-A Socio Holdings Co., Ltd.	3,700	386,150
Dong-A ST Co., Ltd.	4,583	412,404
Dongjin Semichem Co., Ltd.	29,169	428,896
DongKook Pharmaceutical Co., Ltd.	5,314	313,531
Dongkuk Steel Mill Co., Ltd.	52,179	488,898
Dongwon F&B Co., Ltd.	701	149,896
Dongwon Industries Co., Ltd.	1,447	448,349
Doosan Bobcat, Inc.	30,799	968,585
DoubleUGames Co., Ltd.	10,247	529,485
Duk San Neolux Co., Ltd. *	11,044	165,463
Duzone Bizon Co., Ltd.	18,457	749,957
Ecopro Co., Ltd. *	19,521	681,818
Eo Technics Co., Ltd.	10,526	738,221
Eugene Investment & Securities Co., Ltd. *	59,348	186,090
Fila Korea Ltd.	49,500	1,338,583
Foosung Co., Ltd. *	43,999	379,193
G-SMATT GLOBAL Co., Ltd. *	25,000	253,954
G-treeBNT Co., Ltd. *	16,271	623,398
Gamevil, Inc. *	4,692	274,656
GemVax & Kael Co., Ltd. *	25,635	336,505
Genexine Co., Ltd. *	11,322	1,197,373
GNCO Co., Ltd. *	57,880	135,310
Grand Korea Leisure Co., Ltd.	18,871	479,675
Green Cross Cell Corp.	4,175	197,915
Green Cross Corp.	5,089	1,038,620
Green Cross Holdings Corp.	27,637	972,980
GS Home Shopping, Inc.	3,019	473,876
Halla Holdings Corp.	10,194	424,139
Hana Tour Service, Inc.	8,883	848,786
Hanall Biopharma Co., Ltd. *	32,146	957,268
Hancom, Inc.	15,064	185,164
Security	Number of Shares	Value ($)
Handsome Co., Ltd.	16,525	601,703
Hanil Cement Co., Ltd.	3,845	608,166
Hanjin Kal Corp.	30,168	649,286
Hanjin Transportation Co., Ltd.	15,819	359,539
Hankook Shell Oil Co., Ltd.	1,050	324,853
Hankook Tire Worldwide Co., Ltd.	25,093	417,848
Hansae Co., Ltd.	15,496	221,382
Hansol Chemical Co., Ltd.	8,339	595,670
Hansol Holdings Co., Ltd.	54,990	248,691
Hansol Paper Co., Ltd.	21,601	371,723
Hansol Technics Co., Ltd. *	16,471	168,079
Hanwha General Insurance Co., Ltd.	86,579	570,259
HLB, Inc. *	29,888	3,826,285
Homecast Co., Ltd. *	32,089	248,270
HS Industries Co., Ltd.	30,311	261,508
Huchems Fine Chemical Corp.	18,714	525,162
Hugel, Inc. *	2,011	900,141
Humedix Co., Ltd.	3,668	112,971
Huons Co., Ltd.	3,310	296,931
Huons Global Co., Ltd.	6,127	360,362
Hyundai Elevator Co., Ltd.	9,310	1,153,008
Hyundai Greenfood Co., Ltd.	61,000	846,004
Hyundai Home Shopping Network Corp.	5,102	504,071
Hyundai Livart Furniture Co., Ltd.	6,289	132,437
Hyundai Merchant Marine Co., Ltd. *	315,406	1,729,254
Hyundai Rotem Co., Ltd. *	49,671	1,780,958
i-SENS, Inc.	8,000	176,260
Iljin Materials Co., Ltd.	15,149	486,955
Ilyang Pharmaceutical Co., Ltd. *	15,839	596,561
iMarketKorea, Inc.	40,143	291,963
InBody Co., Ltd.	11,059	339,582
ING Life Insurance Korea Ltd.	33,911	1,264,643
Innocean Worldwide, Inc.	13,000	792,337
Innox Advanced Materials Co., Ltd. *	3,932	269,562
Interflex Co., Ltd. *	10,624	195,144
iNtRON Biotechnology, Inc. *	11,921	460,053
IS Dongseo Co., Ltd.	12,300	336,041
It's Hanbul Co., Ltd.	9,786	486,599
JB Financial Group Co., Ltd.	131,294	738,106
Jeil Pharmaceutical Co., Ltd.	7,047	264,765
Jenax, Inc. *	14,717	189,091
Jusung Engineering Co., Ltd.	28,450	265,247
JW Holdings Corp.	55,828	436,079
JW Pharmaceutical Corp.	13,578	510,143
Kakao M Corp.	5,606	431,651
KC Co., Ltd.	6,636	136,050
KC Tech Co., Ltd.	10,124	217,892
KEPCO Engineering & Construction Co., Inc.	16,030	463,970
KH Vatec Co., Ltd. *	11,929	130,583
KIWOOM Securities Co., Ltd.	11,650	1,356,348
Koh Young Technology, Inc.	13,276	1,168,786
Kolon Corp.	5,772	251,667
Kolon Industries, Inc.	20,388	1,252,086
Kolon Life Science, Inc. *	7,787	502,061
Komipharm International Co., Ltd. *	28,993	790,755
Korea Asset In Trust Co., Ltd.	61,458	302,743
Korea Electric Terminal Co., Ltd.	7,992	334,004
Korea Kolmar Co., Ltd.	12,997	929,606
Korea Kolmar Holdings Co., Ltd.	7,400	342,558
Korea Line Corp. *	9,681	226,320
Korea PetroChemical Ind Co., Ltd.	2,739	641,586
Korea Real Estate Investment & Trust Co., Ltd.	225,926	611,999
Korean Reinsurance Co.	81,000	954,311
KT Skylife Co., Ltd.	25,990	309,821
KTB Investment & Securities Co., Ltd. *	33,168	154,155
Kumho Industrial Co., Ltd.	14,079	176,975
Kumho Tire Co., Inc. *	149,732	845,928

25

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyobo Securities Co., Ltd.	36,889	343,925
L&F Co., Ltd.	11,478	520,154
Leader Cosmetics Co., Ltd. *	15,985	290,650
LEENO Industrial, Inc.	9,539	553,075
LF Corp.	17,858	477,947
LG Innotek Co., Ltd.	15,182	2,028,116
LG International Corp.	26,003	635,632
LIG Nex1 Co., Ltd.	12,817	606,398
Lock&Lock Co., Ltd.	16,102	355,515
Lotte Food Co., Ltd.	661	432,920
LOTTE Himart Co., Ltd.	11,888	867,930
LS Industrial Systems Co., Ltd.	15,555	1,114,009
Lutronic Corp.	11,243	167,923
Maeil Dairies Co., Ltd.	5,107	413,601
Medipost Co., Ltd. *	6,594	627,621
Medy-Tox, Inc.	3,738	2,613,254
Meritz Financial Group, Inc.	33,370	441,136
Meritz Fire & Marine Insurance Co., Ltd.	50,592	962,137
Meritz Securities Co., Ltd.	273,222	1,035,402
Mirae Asset Life Insurance Co., Ltd.	86,447	469,145
Modetour Network, Inc.	15,235	475,586
Muhak Co., Ltd.	15,714	241,260
Namhae Chemical Corp.	22,589	391,868
Naturecell Co., Ltd. *	34,820	952,911
Neowiz *	10,181	226,675
Nexen Tire Corp.	32,444	338,601
NICE Holdings Co., Ltd.	23,278	426,495
NICE Information Service Co., Ltd.	47,269	534,980
NS Shopping Co., Ltd.	18,871	234,585
NUTRIBIOTECH Co., Ltd. *	9,233	203,855
Orion Holdings Corp.	20,406	453,383
Osstem Implant Co., Ltd. *	10,291	480,205
Pan Ocean Co., Ltd. *	183,322	860,531
Partron Co., Ltd.	35,200	250,134
Pearl Abyss Corp. *	5,712	1,184,845
Peptron, Inc. *	6,752	363,923
Pharmicell Co., Ltd. *	66,365	1,209,771
Poongsan Corp.	17,980	599,639
POSCO Chemtech Co., Ltd.	23,218	962,795
Posco ICT Co., Ltd.	40,000	261,608
S&T Motiv Co., Ltd.	7,906	226,996
Samchully Co., Ltd.	2,200	234,705
Samsung Pharmaceutical Co., Ltd. *	35,118	108,812
Samyang Corp.	3,391	268,965
Samyang Holdings Corp.	6,210	659,627
Seah Besteel Corp.	12,000	260,494
SeAH Steel Corp.	2,487	207,413
Seegene, Inc. *	15,877	465,433
Seobu T&D *	28,769	276,227
Seoul Semiconductor Co., Ltd.	39,172	743,140
SFA Engineering Corp.	19,662	663,942
SFA Semicon Co., Ltd. *	85,298	166,964
Silicon Works Co., Ltd.	8,812	317,999
SK Chemicals Co., Ltd. *	8,612	710,243
SK Discovery Co., Ltd.	7,908	289,411
SK Gas Ltd.	4,622	428,777
SK Materials Co., Ltd.	5,051	782,051
SK Securities Co., Ltd. *	300,000	322,835
SKCKOLONPI, Inc.	15,970	657,793
SL Corp.	8,625	149,224
SM Entertainment Co., Ltd. *	17,084	658,509
Songwon Industrial Co., Ltd.	28,080	704,638
Soulbrain Co., Ltd.	13,295	863,352
SPC SAMLIP Co., Ltd.	2,628	269,395
Ssangyong Cement Industrial Co., Ltd.	20,252	634,079
ST Pharm Co., Ltd.	7,409	244,687
Sung Kwang Bend Co., Ltd.	12,603	154,330
Sungwoo Hitech Co., Ltd.	43,693	205,910
Taekwang Industrial Co., Ltd.	591	680,943
Security	Number of Shares	Value ($)
Taeyoung Engineering & Construction Co., Ltd.	44,604	709,642
Taihan Electric Wire Co., Ltd. *	212,808	347,458
Telcon RF Pharmaceutical, Inc. *	70,108	770,703
TES Co., Ltd.	14,000	391,577
Tongyang, Inc.	227,188	453,133
Toptec Co., Ltd. *	18,969	474,247
Vidente Co., Ltd. *	18,647	244,775
Vieworks Co., Ltd.	6,757	199,021
ViroMed Co., Ltd. *	13,594	3,341,908
Webzen, Inc. *	16,000	408,924
WeMade Entertainment Co., Ltd.	11,006	546,241
WONIK IPS Co., Ltd.	25,623	810,561
YG Entertainment, Inc.	7,514	202,149
Youlchon Chemical Co., Ltd.	9,330	125,069
Young Poong Corp.	466	348,435
Youngone Corp.	27,504	812,656
Yuanta Securities Korea Co., Ltd. *	91,845	370,635
Yungjin Pharmaceutical Co., Ltd. *	86,207	654,980
		125,318,048

Singapore 1.5%
Accordia Golf Trust	841,958	380,862
Ascendas Hospitality Trust	816,910	467,259
Ascott Residence Trust	1,110,013	912,942
Asian Pay Television Trust	1,572,922	505,706
Cache Logistics Trust	1,123,066	671,765
CapitaLand Retail China Trust	543,344	641,881
CDL Hospitality Trusts	772,893	965,069
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	1,668,822	630,121
Far East Hospitality Trust	962,716	471,479
First Real Estate Investment Trust	543,344	560,630
First Resources Ltd.	524,245	638,917
Frasers Centrepoint Trust	553,787	906,795
Frasers Commercial Trust	655,163	685,804
Frasers Hospitality Trust	688,294	357,669
Frasers Logistics & Industrial Trust	1,049,898	832,100
GuocoLand Ltd.	117,608	181,145
Keppel DC REIT	733,983	768,310
Keppel Infrastructure Trust	1,904,192	726,112
Keppel REIT	1,946,526	1,702,819
Lippo Malls Indonesia Retail Trust	2,169,699	511,014
Manulife US Real Estate Investment Trust	870,178	791,862
Mapletree Commercial Trust	1,973,791	2,316,985
Mapletree Industrial Trust	1,294,985	1,907,451
Mapletree Logistics Trust	1,905,574	1,752,481
Mapletree North Asia Commercial Trust	1,832,137	1,589,053
NetLink NBN Trust	2,369,940	1,391,007
OUE Hospitality Trust	1,022,279	611,479
OUE Ltd.	291,612	361,939
Parkway Life Real Estate Investment Trust	390,794	797,688
Raffles Medical Group Ltd.	961,126	754,557
RHT Health Trust	723,102	424,416
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,026,728	330,101
Silverlake Axis Ltd.	840,767	339,463
Soilbuild Business Space REIT	1,025,398	502,176
SPH REIT	663,673	491,260
Starhill Global REIT	1,536,361	786,876
United Engineers Ltd.	487,951	1,036,137
Yoma Strategic Holdings Ltd.	1,319,388	399,531
		30,102,861

26

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 2.0%
Almirall S.A.	62,686	791,004
Applus Services S.A.	142,268	1,881,566
Atresmedia Corp de Medios de Comunicaion S.A.	78,156	702,939
Axiare Patrimonio SOCIMI S.A.	11,728	223,696
Bolsas y Mercados Espanoles SHMSF S.A.	77,040	2,598,942
Cia de Distribucion Integral Logista Holdings S.A.	51,396	1,273,084
Cie Automotive S.A.	50,604	1,922,139
Codere S.A. *	48,609	513,509
Construcciones y Auxiliar de Ferrocarriles S.A.	19,536	911,035
Ebro Foods S.A.	71,113	1,728,272
Ence Energia y Celulosa S.A.	132,920	1,045,761
Euskaltel S.A.	98,293	916,178
Faes Farma S.A.	286,516	1,152,180
Fluidra S.A.	38,183	558,920
Fomento de Construcciones y Contratas S.A. *	72,771	902,122
Gestamp Automocion S.A. *	120,387	951,373
Hispania Activos Inmobiliarios SOCIMI S.A.	95,381	1,969,573
Indra Sistemas S.A. *	130,553	1,653,480
Inmobiliaria Colonial Socimi S.A.	246,963	2,620,464
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,076,369	536,502
Masmovil Ibercom S.A. *	11,480	1,573,231
Melia Hotels International S.A.	91,730	1,254,935
Neinor Homes S.A. *	57,884	1,091,899
NH Hotel Group S.A.	202,830	1,517,653
Obrascon Huarte Lain S.A. *(a)	150,081	563,409
Papeles y Cartones de Europa S.A.	59,239	1,027,564
Pharma Mar S.A. *(a)	160,161	268,843
Prosegur Cash S.A.	373,460	1,015,740
Prosegur Cia de Seguridad S.A.	267,688	1,837,336
Sacyr S.A.	287,634	807,155
Tecnicas Reunidas S.A. (a)	28,702	847,647
Unicaja Banco S.A.	775,031	1,337,137
Viscofan S.A.	40,755	2,709,299
		40,704,587

Sweden 4.6%
AAK AB	27,465	2,486,301
AF AB, B Shares	69,500	1,617,944
Ahlsell AB	343,951	2,089,402
Atrium Ljungberg AB, B Shares	40,444	653,024
Attendo AB	99,610	925,980
Avanza Bank Holding AB	22,752	1,144,852
Axfood AB	107,572	1,990,856
Betsson AB *	119,139	788,217
Betsson AB - Redemption *	119,139	38,129
Bilia AB, A Shares	113,433	904,207
BillerudKorsnas AB	166,755	2,530,110
Bonava AB, B Shares	81,087	989,750
Bravida Holding AB	199,983	1,626,955
Bure Equity AB	45,962	524,584
Castellum AB	250,476	4,015,920
Clas Ohlson AB, B Shares	35,420	308,211
Cloetta AB, B Shares	216,473	706,895
Collector AB *	40,570	286,186
Com Hem Holding AB	170,167	2,874,748
Concentric AB	41,781	738,005
Dometic Group AB	284,151	2,906,920
Elekta AB, B Shares	341,221	4,153,363
Evolution Gaming Group AB	20,336	1,288,313
Fabege AB	249,972	2,944,177
Fingerprint Cards AB, Class B *(a)	262,317	188,606
Security	Number of Shares	Value ($)
Haldex AB	38,135	405,889
Hemfosa Fastigheter AB	163,582	2,113,376
Hexpol AB	240,535	2,538,341
Holmen AB, B Shares	96,982	2,283,525
Hufvudstaden AB, A Shares	111,117	1,604,155
Indutrade AB	90,926	2,246,459
Intrum AB (a)	69,774	1,625,113
Investment AB Oresund *	46,380	697,404
JM AB	70,610	1,339,973
Klovern AB, B Shares	463,646	584,302
Kungsleden AB	217,990	1,510,580
Lifco AB, B Shares	44,571	1,589,713
Lindab International AB	75,024	602,285
Loomis AB, B Shares	71,382	2,723,794
Mekonomen AB	24,384	348,434
Modern Times Group MTG AB, B Shares	51,308	1,982,211
Munters Group AB	34,269	183,147
Mycronic AB (a)	72,039	795,295
NCC AB, B Shares	90,636	1,663,051
NetEnt AB *	198,245	1,118,870
Nibe Industrier AB, B Shares	356,404	3,618,237
Nobia AB	119,656	979,554
Nolato AB, B Shares	15,290	1,326,148
Oriflame Holding AG	22,240	747,906
Pandox AB	60,751	1,031,812
Peab AB	191,126	1,534,340
Ratos AB, B Shares	200,031	656,827
Resurs Holding AB	82,739	527,442
SAS AB *	190,080	405,483
Scandic Hotels Group AB	84,297	820,377
SkiStar AB	21,084	456,454
SSAB AB, A Shares	243,273	1,312,264
SSAB AB, B Shares	537,786	2,296,872
Sweco AB, B Shares	69,105	1,586,840
Swedish Orphan Biovitrum AB *	155,289	3,154,415
Thule Group AB	102,544	2,542,787
Vitrolife AB	70,150	1,048,473
Wallenstam AB, B Shares	196,589	1,721,770
Wihlborgs Fastigheter AB	139,282	1,511,463
		93,957,036

Switzerland 3.6%
Allreal Holding AG *	15,249	2,446,106
ALSO Holding AG *	1,130	140,920
APG SGA S.A.	1,271	497,747
Arbonia AG *	45,718	813,819
Ascom Holding AG	41,833	851,043
Autoneum Holding AG	3,393	835,221
Bachem Holding AG, Class B	4,362	559,948
Basilea Pharmaceutica *	11,346	811,335
BB Biotech AG (a)	46,801	3,113,402
Belimo Holding AG	414	1,743,424
Bell Food Group AG	1,233	415,139
BKW AG	12,701	803,583
Bobst Group AG	5,780	631,443
Bossard Holding AG, Class A	2,306	468,425
Bucher Industries AG	6,298	2,275,506
Burckhardt Compression Holding AG (a)	3,128	1,170,892
Cembra Money Bank AG	29,337	2,372,385
Comet Holding AG *	5,082	672,534
Conzzeta AG	983	1,195,878
COSMO Pharmaceuticals N.V. *(a)	6,073	702,370
Daetwyler Holding AG	6,715	1,304,613
dormakaba Holding AG *	2,931	2,295,667
EFG International AG *	76,829	575,182
Emmi AG	2,101	1,819,755
Forbo Holding AG	1,119	1,487,675
Galenica AG *	41,628	2,273,852

27

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GAM Holding AG *	153,105	2,294,005
Huber & Suhner AG	15,621	980,384
Idorsia Ltd. *	76,128	1,846,090
Implenia AG	15,633	1,214,098
Inficon Holding AG *	1,927	1,086,890
Interroll Holding AG	408	705,523
Intershop Holding AG	1,455	748,886
Komax Holding AG	3,264	924,983
Kudelski S.A. *(a)	39,306	411,811
Landis & Gyr Group AG *	28,891	2,114,442
LEM Holding S.A.	482	810,933
Leonteq AG *	8,173	461,399
Meyer Burger Technology AG *(a)	580,836	727,891
Mobimo Holding AG *	6,852	1,742,447
Panalpina Welttransport Holding AG	12,760	1,586,077
Rieter Holding AG	3,865	694,293
Schmolz & Bickenbach AG *	553,748	434,842
Schweiter Technologies AG	827	928,703
SFS Group AG *	16,985	1,917,745
Siegfried Holding AG *	3,067	1,196,414
St. Galler Kantonalbank AG	2,369	1,274,744
Sunrise Communications Group AG *	32,968	2,697,870
Swissquote Group Holding S.A.	13,254	854,749
Tecan Group AG	11,267	2,670,340
U-Blox Holding AG *	6,649	1,230,244
Valiant Holding AG	16,449	1,810,377
Valora Holding AG *	3,119	978,752
VAT Group AG *	25,159	3,613,519
Vetropack Holding AG	75	157,919
Vontobel Holding AG	25,962	1,745,589
VZ Holding AG	2,974	896,949
Ypsomed Holding AG *(a)	4,079	541,875
Zehnder Group AG	11,252	488,147
		74,066,794

United Kingdom 15.4%
888 Holdings plc	182,161	726,208
AA plc	636,767	1,050,670
Acacia Mining plc *	157,691	270,893
Aggreko plc	200,955	1,878,759
Alfa Financial Software Holdings plc *	86,187	361,257
Allied Minds plc *	154,676	240,397
AO World plc *	231,617	521,477
Ascential plc	323,296	1,854,997
Assura plc	2,043,754	1,539,250
AVEVA Group plc	64,223	2,028,782
Balfour Beatty plc	666,473	2,710,192
Bank of Georgia Group plc	35,888	894,344
BBA Aviation plc	986,828	4,330,681
BCA Marketplace plc	865,598	2,190,740
Beazley plc	506,488	4,030,273
Big Yellow Group plc	146,672	1,815,074
Bodycote plc	181,805	2,403,465
Bovis Homes Group plc	137,094	2,297,633
Brewin Dolphin Holdings plc	277,420	1,359,207
Britvic plc	262,641	2,829,068
BTG plc *	373,868	2,967,514
Cairn Energy plc *	571,835	1,756,186
Cairn Homes plc *	844,676	1,768,866
Card Factory plc	293,912	775,540
Centamin plc	1,115,542	1,912,645
Chemring Group plc	292,129	781,331
Chesnara plc	149,878	767,826
Cineworld Group plc	952,648	3,232,486
Close Brothers Group plc	143,387	2,785,651
Coats Group plc	1,368,681	1,471,559
Computacenter plc	74,090	1,299,389
Countryside Properties plc	398,878	1,963,839
Security	Number of Shares	Value ($)
Countrywide plc *	179,836	220,155
Cranswick plc	46,050	2,067,468
Crest Nicholson Holdings plc	230,503	1,350,790
Daejan Holdings plc	3,168	246,185
Daily Mail & General Trust plc, A Shares	243,740	2,163,300
Dairy Crest Group plc	141,663	932,341
De La Rue plc	116,878	811,834
Debenhams plc (a)	1,163,240	332,791
Dechra Pharmaceuticals plc	93,917	3,489,183
Devro plc	132,841	364,136
Dignity plc	47,518	768,243
Diploma plc	110,646	1,849,224
Domino's Pizza Group plc	462,172	2,336,960
Drax Group plc	456,928	1,997,926
Dunelm Group plc	101,406	727,305
EI Group plc *	519,639	994,317
Electrocomponents plc	436,312	4,086,114
Elementis plc	471,722	1,852,962
Entertainment One Ltd.	359,002	1,434,074
Equiniti Group plc	300,109	1,040,281
Essentra plc	252,292	1,592,620
esure Group plc	282,557	874,540
F&C Commercial Property Trust Ltd.	372,947	716,603
Ferrexpo plc	285,759	833,498
Fidessa Group plc	36,530	1,871,434
Firstgroup plc *	1,227,972	1,467,334
Galliford Try plc	98,686	1,263,922
Genus plc	60,184	2,062,961
Georgia Capital plc *	35,888	480,027
Go-Ahead Group plc	45,391	1,015,317
Gocompare.Com Group plc	282,557	471,485
Grafton Group plc	218,944	2,209,799
Grainger plc	435,095	1,769,300
Great Portland Estates plc	264,430	2,427,861
Greencore Group plc	653,303	1,588,244
Greene King plc	302,391	2,332,981
Greggs plc	101,224	1,422,366
GVC Holdings plc	526,528	7,125,355
Halfords Group plc	217,965	979,159
Hansteen Holdings PLC	442,094	624,746
Hastings Group Holdings plc	333,259	1,137,009
Hays plc	1,303,628	3,183,126
Helical plc	91,001	454,090
Hill & Smith Holdings plc	81,535	1,527,604
Hochschild Mining plc	225,926	651,462
HomeServe plc	271,409	3,160,068
Hunting plc *	134,098	1,506,906
Ibstock plc	395,479	1,473,484
IG Group Holdings plc	345,035	3,969,102
Indivior plc *	692,452	4,431,069
Intermediate Capital Group plc	266,090	4,057,675
International Personal Finance plc	241,956	661,304
ITE Group plc	286,250	542,400
IWG plc	655,309	2,711,881
J.D. Wetherspoon plc	70,996	1,152,545
Jardine Lloyd Thompson Group plc	105,395	1,716,586
JD Sports Fashion plc	353,155	1,789,008
John Laing Group plc	504,158	1,882,428
JRP Group plc	905,426	1,739,740
Jupiter Fund Management plc	386,837	2,336,427
KCOM Group plc	494,520	614,603
Keller Group plc	76,146	1,059,846
Kier Group plc	86,623	1,221,809
Laird plc	471,899	1,247,074
Lamprell plc *	220,133	292,920
Lancashire Holdings Ltd.	190,442	1,519,204
LondonMetric Property plc	589,524	1,510,067
Lookers plc	308,814	439,688
Man Group plc	1,508,869	3,648,132

28

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marshalls plc	141,845	809,721
Marston's plc	790,384	1,043,837
McCarthy & Stone plc	496,955	851,059
Metro Bank plc *(a)	79,484	3,515,643
Mitchells & Butlers plc	212,717	748,390
Mitie Group plc	406,532	967,222
Moneysupermarket.com Group plc	496,634	2,094,222
Morgan Advanced Materials plc	285,984	1,301,463
N Brown Group plc	140,035	385,719
National Express Group plc	398,704	2,128,510
NCC Group plc	253,178	716,231
NewRiver REIT plc	278,145	1,065,928
NEX Group plc	312,073	4,206,585
Northgate plc	133,261	738,731
Nostrum Oil & Gas plc *	79,126	223,213
Ocado Group plc *	545,569	6,519,137
OneSavings Bank plc	186,597	1,000,631
Ophir Energy plc *	749,277	561,326
Pagegroup plc	306,122	2,158,910
Paragon Banking Group plc	262,664	1,693,046
Petra Diamonds Ltd. *	556,026	458,353
Petrofac Ltd.	257,535	1,996,507
Pets at Home Group plc	449,026	749,858
Phoenix Group Holdings	387,437	3,995,461
Picton Property Income Ltd.	364,361	434,414
Playtech plc	284,703	2,961,773
Polypipe Group plc	191,850	987,954
Premier Foods plc *	686,716	365,512
Premier Oil plc *(a)	686,314	1,094,980
Provident Financial plc *	230,193	1,965,262
PZ Cussons plc	191,261	606,223
QinetiQ Group plc	572,986	2,015,140
Rank Group plc	266,839	663,270
Rathbone Brothers plc	51,690	1,674,138
RDI REIT plc	1,111,608	554,686
Redrow plc	217,952	1,756,059
Renewi plc	705,979	694,225
Renishaw plc	34,049	2,433,003
Rhi Magnesita N.V. *	25,012	1,697,394
Rotork plc	833,444	3,700,809
RPS Group plc	277,944	974,545
Safestore Holdings plc	210,226	1,569,327
Saga plc	1,232,610	2,076,460
Sanne Group plc	107,828	915,411
Savills plc	134,695	1,728,693
Schroder Real Estate Investment Trust Ltd.	516,042	416,123
Senior plc	424,843	1,766,052
Serco Group plc *	1,101,336	1,361,444
Shaftesbury plc	227,085	2,787,526
SIG plc	613,614	1,091,668
Sirius Minerals plc *(a)	4,085,522	1,870,123
Soco International plc	245,231	350,464
Softcat plc	88,252	899,534
Sophos Group plc	310,670	2,422,485
Spectris plc	114,768	4,262,307
Spire Healthcare Group plc	269,817	893,990
Sports Direct International plc *	233,417	1,263,196
SSP Group plc	433,695	3,721,696
ST Modwen Properties plc	151,328	804,251
Stagecoach Group plc	421,743	841,228
Stobart Group Ltd.	305,629	898,775
Superdry plc	47,947	791,129
Synthomer plc	278,311	1,997,956
TalkTalk Telecom Group plc (a)	545,568	802,912
TBC Bank Group plc	26,021	572,695
Ted Baker plc	26,213	850,383
Telecom Plus plc	59,509	820,364
The Restaurant Group plc	214,321	889,211
The Unite Group plc	222,844	2,519,001
Security	Number of Shares	Value ($)
Thomas Cook Group plc	1,372,696	2,058,554
TP ICAP plc	526,002	2,932,686
Tritax Big Box REIT plc	1,301,525	2,597,813
Tullow Oil plc *	1,315,210	4,418,965
UBM plc	378,078	5,171,763
UDG Healthcare plc	236,099	2,824,346
UK Commercial Property Trust Ltd.	385,969	446,823
Ultra Electronics Holdings plc	76,899	1,650,514
Vectura Group plc *	905,623	1,009,244
Vedanta Resources plc	79,050	744,941
Vesuvius plc	212,667	1,775,734
Victrex plc	82,285	3,092,071
Virgin Money Holdings UK plc	275,618	1,257,223
WH Smith plc	108,835	2,806,638
Wizz Air Holdings plc *	51,495	2,331,114
Workspace Group plc	120,992	1,830,548
ZPG plc	292,597	1,907,788
		315,198,856
Total Common Stock
(Cost $1,758,877,729)		2,029,736,442

Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	19,918	581,257
Draegerwerk AG & Co. KGaA	9,486	662,166
Jungheinrich AG	47,015	1,834,110
Schaeffler AG	70,879	1,059,861
Sixt SE	16,924	1,436,216
		5,573,610

Sweden 0.0%
Klovern AB	19,437	708,664
Total Preferred Stock
(Cost $5,339,720)		6,282,274

Rights 0.0% of net assets

Republic of Korea 0.0%
CrystalGenomics, Inc. expires 06/26/18 *(b)	2,203	6,744
Samsung Pharmaceutical Co., Ltd. expires 06/12/18 *(b)	8,920	6,455
Sungwoo Hitech Co., Ltd. expires 06/19/18 *	14,566	8,121
		21,320

Singapore 0.0%
Frasers Logistics & Industrial Trust expires 06/01/18 *(a)(b)	103,748	7,214
Manulife US Real Estate Investment Trust expires 06/11/18 *(b)	141,499	6,367
		13,581

Spain 0.0%
Almirall S.A. *(b)	61,985	14,221

29

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 0.0%
Bell Food Group AG expires 06/06/18 *	1,233	38,918
Total Rights
(Cost $13,529)		88,040

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/06/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 3.1% of net assets

United States 3.1%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (d)	3,647,076	3,647,076
Securities Lending Collateral 2.9%
Wells Fargo Government Money Market Fund, Select Class 1.67% (d)	59,991,875	59,991,875
Total Other Investment Companies
(Cost $63,638,951)		63,638,951

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	108	10,729,800	(217,449)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $56,527,295.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Security received as a result of a corporate action.
(d)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

30

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,795,783,095	$—	$—	$1,795,783,095
Australia	120,193,400	—	973,351 *	121,166,751
Hong Kong	41,819,137	—	160,011 *	41,979,148
Singapore	30,102,861	—	— *	30,102,861
Spain	40,704,587	—	— *	40,704,587
Preferred Stock[1]	6,282,274	—	—	6,282,274
Rights [1]	38,918	—	—	38,918
Republic of Korea	8,121	—	13,199	21,320
Singapore	—	—	13,581	13,581
Spain	—	—	14,221	14,221
Warrants [1]
Singapore	—	—	— *	—
Other Investment Companies[1]	63,638,951	—	—	63,638,951
Liabilities
Futures Contracts[2]	(217,449)	—	—	(217,449)
Total	$2,098,353,895	$—	$1,174,363	$2,099,528,258
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2018. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted market price was available. Transfers from Level 3 to Level 1 were the result of securities no longer being fair valued due to the availability of quoted market prices. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
31

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets

Brazil 5.8%
Ambev S.A. ADR	4,965,765	26,119,924
Atacadao Distribuicao Comercio e Industria Ltda	370,005	1,584,721
B2W Cia Digital *	118,376	805,798
B3 S.A. - Brasil Bolsa Balcao	2,194,529	12,828,747
Banco Bradesco S.A.	959,245	6,717,716
Banco BTG Pactual S.A.	249,545	1,303,326
Banco do Brasil S.A.	1,334,777	10,885,240
Banco Santander Brasil S.A.	436,133	3,956,062
BB Seguridade Participacoes S.A.	778,052	5,444,619
BR Malls Participacoes S.A. *	1,002,588	2,772,964
BRF S.A. ADR *(a)	695,375	4,019,267
CCR S.A.	1,290,470	3,569,190
Centrais Eletricas Brasileiras S.A. *	380,040	1,492,994
Cielo S.A.	1,266,243	5,763,300
Companhia de Saneamento Basico do Estado de Sao Paulo	388,680	2,729,282
Companhia Siderurgica Nacional S.A. *	660,225	1,365,109
Cosan S.A. Industria e Comercio	152,093	1,584,621
EDP - Energias do Brasil S.A.	390,257	1,385,373
Embraer S.A.	849,494	5,130,200
Energisa S.A.	141,254	1,142,837
Engie Brasil Energia S.A.	175,324	1,741,447
Equatorial Energia S.A.	222,891	3,638,389
Estacio Participacoes S.A.	342,633	2,313,938
Fibria Celulose S.A.	276,768	5,260,305
Fleury S.A.	228,050	1,505,208
Hypera S.A.	433,357	3,281,553
IRB Brasil Resseguros S/A	72,699	941,326
Itau Unibanco Holding S.A. ADR	3,521,910	40,678,060
JBS S.A.	1,068,733	2,562,744
Klabin S.A.	801,323	4,516,526
Kroton Educacional S.A.	1,612,449	4,680,542
Localiza Rent a Car S.A.	548,192	3,640,335
Lojas Americanas S.A.	252,213	914,971
Lojas Renner S.A.	818,609	6,521,966
M Dias Branco S.A.	95,043	1,071,899
Magazine Luiza S.A.	71,514	2,082,020
Multiplan Empreendimentos Imobiliarios S.A.	123,655	1,948,105
Natura Cosmeticos S.A.	204,613	1,852,701
Odontoprev S.A.	260,204	975,403
Petrobras Distribuidora S.A.	340,275	1,662,976
Petroleo Brasileiro S.A.	3,297,926	19,650,912
Porto Seguro S.A.	116,413	1,328,853
Qualicorp S.A.	240,923	1,232,417
Raia Drogasil S.A.	227,357	3,801,646
Rumo S.A. *	1,229,873	4,560,773
Sao Martinho S.A.	138,663	652,348
Smiles Fidelidade S.A.	72,620	1,136,281
Sul America S.A.	284,687	1,496,804
Suzano Papel e Celulose S.A.	505,142	5,846,221
Tim Participacoes S.A.	990,297	3,565,979
Security	Number of Shares	Value ($)
Transmissora Alianca de Energia Eletrica S.A.	285,480	1,474,909
Ultrapar Participacoes S.A. ADR	498,315	6,687,387
Vale S.A.	3,508,492	47,699,400
Via Varejo S.A.	92,304	578,751
WEG S.A.	920,479	4,246,406
		296,350,791

Chile 1.4%
AES Gener S.A.	2,582,838	673,979
Aguas Andinas S.A., A Shares	3,292,013	1,909,755
Banco de Chile ADR (a)	43,801	4,104,154
Banco de Credito e Inversiones S.A.	50,559	3,556,215
Banco Santander Chile ADR	177,000	5,692,320
Cencosud S.A.	1,488,791	3,944,089
Cia Cervecerias Unidas S.A.	177,718	2,260,438
Colbun S.A.	8,149,425	1,836,141
Empresa Nacional de Telecomunicaciones S.A.	155,696	1,663,676
Empresas CMPC S.A.	1,288,031	4,873,460
Empresas COPEC S.A.	470,201	7,170,423
Enel Americas S.A. ADR	605,227	5,858,597
Enel Chile S.A.	10,540,320	1,137,857
Enel Chile S.A. ADR	428,461	2,287,982
Engie Energia Chile S.A.	297,536	597,177
Itau CorpBanca	223,533,560	2,303,050
Latam Airlines Group S.A. ADR (a)	424,248	5,090,976
Parque Arauco S.A.	666,836	1,925,877
S.A.C.I. Falabella	647,023	6,049,903
Sociedad Quimica y Minera de Chile S.A. ADR (a)	108,996	5,681,961
SONDA S.A.	282,152	460,304
		69,078,334

China 34.7%
3SBio, Inc. *	1,255,540	3,593,362
58.com, Inc. ADR *	87,595	7,114,466
Agile Property Holdings Ltd.	1,567,461	2,989,389
Agricultural Bank of China Ltd., H Shares	28,045,284	14,515,767
Air China Ltd., H Shares	1,959,485	2,270,701
Alibaba Group Holding Ltd. ADR *	899,737	178,156,923
Alibaba Health Information Technology Ltd. *(a)	3,097,202	2,838,916
Alibaba Pictures Group Ltd. *	14,263,778	1,854,765
Aluminum Corp. of China Ltd., H Shares *	4,120,815	2,169,638
Angang Steel Co., Ltd., H Shares	1,493,845	1,481,628
Anhui Conch Cement Co., Ltd., H Shares	1,277,479	7,833,448
ANTA Sports Products Ltd.	1,425,705	8,215,277
Autohome, Inc. ADR	43,580	4,912,338
AviChina Industry & Technology Co., Ltd., H Shares	3,275,017	2,187,756
BAIC Motor Corp., Ltd., H Shares	1,690,681	1,642,369
Baidu, Inc. ADR *	230,293	55,859,870
Bank of China Ltd., H Shares	84,310,449	44,067,597

32

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., H Shares	8,355,198	6,614,583
BBMG Corp., H Shares	2,621,396	1,149,596
Beijing Capital International Airport Co., Ltd., H Shares	1,895,105	2,802,498
Beijing Enterprises Holdings Ltd.	662,151	3,659,319
Beijing Enterprises Water Group Ltd. *	5,062,014	3,052,380
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,754,502	754,980
Bosideng International Holdings Ltd.	9,019,716	1,011,881
Brilliance China Automotive Holdings Ltd.	3,101,544	5,796,503
Byd Co., Ltd., H Shares (a)	802,167	5,205,191
BYD Electronic International Co., Ltd.	871,740	1,384,711
CAR, Inc. *	1,185,415	1,326,842
CGN Power Co., Ltd., H Shares	12,235,140	3,478,307
China Agri-Industries Holdings Ltd.	2,917,326	1,238,464
China BlueChemical Ltd., H Shares	3,108,830	1,038,371
China Cinda Asset Management Co., Ltd., H Shares	11,245,143	4,071,341
China CITIC Bank Corp., Ltd., H Shares	9,721,695	6,605,768
China Coal Energy Co., Ltd., H Shares	2,615,167	1,150,198
China Communications Construction Co., Ltd., H Shares	5,265,341	5,651,877
China Communications Services Corp., Ltd., H Shares	3,272,657	2,106,910
China Conch Venture Holdings Ltd.	1,928,898	6,688,555
China Construction Bank Corp., H Shares	99,870,542	100,836,253
China Dongxiang Group Co., Ltd.	3,602,815	684,356
China Eastern Airlines Corp., Ltd., H Shares	2,232,138	1,775,660
China Everbright Bank Co., Ltd., H Shares	3,979,766	1,983,757
China Everbright International Ltd.	3,003,506	4,487,560
China Everbright Ltd.	1,035,993	2,276,922
China Evergrande Group *	3,352,730	9,830,611
China Galaxy Securities Co., Ltd., H Shares	4,853,756	3,038,180
China Gas Holdings Ltd.	1,811,955	7,518,869
China Huarong Asset Management Co., Ltd., H Shares	8,359,082	2,813,304
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd., H Shares (a)	935,986	1,973,599
China International Marine Containers Group Co., Ltd., H Shares	565,407	883,702
China Jinmao Holdings Group Ltd.	5,907,952	3,374,187
China Life Insurance Co., Ltd., H Shares	8,285,322	23,131,703
China Literature Ltd. *(a)	177,528	1,657,787
China Lodging Group Ltd. ADR	79,672	3,506,365
China Longyuan Power Group Corp., Ltd., H Shares	4,265,565	3,937,035
China Medical System Holdings Ltd.	1,560,212	3,759,235
China Merchants Bank Co., Ltd., H Shares	4,154,486	17,107,003
China Merchants Port Holdings Co., Ltd.	1,666,962	3,803,933
China Merchants Securities Co., Ltd., H Shares	964,199	1,374,240
China Minsheng Banking Corp., Ltd., H Shares	6,456,105	6,156,392
China Mobile Ltd.	5,889,644	52,558,286
China Molybdenum Co., Ltd., H Shares	4,597,640	2,913,033
China National Building Material Co., Ltd., H Shares	4,505,771	5,158,216
China Oilfield Services Ltd., H Shares	2,237,952	2,339,477
China Overseas Land & Investment Ltd.	4,502,192	15,066,328
China Pacific Insurance (Group) Co., Ltd., H Shares	3,001,623	12,972,090
China Petroleum & Chemical Corp., H Shares	28,420,022	27,789,062
Security	Number of Shares	Value ($)
China Power International Development Ltd.	4,993,084	1,387,649
China Railway Construction Corp., Ltd., H Shares	2,273,648	2,576,790
China Railway Group Ltd., H Shares	4,475,502	3,611,599
China Railway Signal & Communication Corp., Ltd., H shares	1,282,647	1,002,355
China Reinsurance Group Corp., H shares	7,807,424	1,751,760
China Resources Beer Holdings Co., Ltd.	1,925,102	9,350,457
China Resources Cement Holdings Ltd.	2,145,467	2,527,248
China Resources Gas Group Ltd.	850,599	3,231,434
China Resources Land Ltd.	3,173,097	11,650,108
China Resources Pharmaceutical Group Ltd.	1,936,821	2,972,830
China Resources Power Holdings Co., Ltd.	2,361,359	4,834,613
China Shenhua Energy Co., Ltd., H Shares	3,935,062	10,283,940
China South City Holdings Ltd.	3,392,986	718,033
China Southern Airlines Co., Ltd., H Shares	2,087,794	2,065,397
China State Construction International Holdings Ltd.	2,379,112	2,938,954
China Taiping Insurance Holdings Co., Ltd.	1,717,865	6,164,836
China Telecom Corp., Ltd., H Shares	15,785,076	7,365,155
China Traditional Chinese Medicine Holdings Co., Ltd.	3,093,903	2,839,836
China Unicom (Hong Kong) Ltd.	6,471,340	8,794,386
China Vanke Co., Ltd., H Shares	1,408,317	5,036,019
China Zhongwang Holdings Ltd.	1,543,676	836,371
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,473,793	2,320,541
CIFI Holdings Group Co., Ltd.	3,265,600	2,527,003
CITIC Ltd.	5,483,085	8,150,376
CITIC Securities Co., Ltd., H Shares	2,888,866	7,284,635
CNOOC Ltd.	17,803,905	29,960,104
COSCO Shipping Development Co., Ltd., H Shares *	6,377,730	1,211,453
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,657,132	937,981
COSCO SHIPPING Holdings Co., Ltd., H Shares *(a)	2,530,149	1,422,456
COSCO SHIPPING Ports Ltd.	2,291,312	2,205,389
Country Garden Holdings Co., Ltd.	8,157,531	15,994,445
CRRC Corp., Ltd., H Shares	5,027,007	4,492,433
CSPC Pharmaceutical Group Ltd.	5,052,154	15,811,832
Ctrip.com International Ltd. ADR *	300,365	13,543,458
Dali Foods Group Co., Ltd.	2,773,463	2,139,104
Datang International Power Generation Co., Ltd., H Shares *	3,094,718	998,150
Dongfeng Motor Group Co., Ltd., H Shares	3,531,453	4,029,309
ENN Energy Holdings Ltd.	789,267	8,124,948
Far East Horizon Ltd.	2,968,763	3,152,642
Fosun International Ltd.	2,694,105	5,921,148
Fullshare Holdings Ltd. *(a)	9,174,860	4,327,681
Fuyao Glass Industry Group Co., Ltd., Class H	606,036	2,244,392
GCL-Poly Energy Holdings Ltd. *	16,301,339	1,787,211
Geely Automobile Holdings Ltd.	5,350,890	15,177,846
Genscript Biotech Corp. (a)	748,505	2,795,867
GF Securities Co., Ltd., H Shares *	1,830,156	3,089,087
GOME Retail Holdings Ltd. *(a)	16,630,150	1,865,662
Great Wall Motor Co., Ltd., H Shares	3,020,802	2,946,034
Greentown China Holdings Ltd.	1,088,875	1,638,001
Guangdong Investment Ltd.	3,523,450	5,938,184
Guangshen Railway Co., Ltd., H shares	1,921,575	1,109,710
Guangzhou Automobile Group Co., Ltd., H Shares	2,616,970	4,437,154

33

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Guangzhou R&F Properties Co., Ltd., H Shares	1,109,614	2,602,818
Guotai Junan Securities Co., Ltd., H Shares *(a)	692,993	1,611,416
Haier Electronics Group Co., Ltd. *	1,469,849	5,284,160
Haitian International Holdings Ltd.	706,303	2,003,435
Haitong Securities Co., Ltd., H Shares	3,814,141	4,774,879
Health and Happiness (H&H) International Holdings Ltd. *	180,057	1,415,133
Hengan International Group Co., Ltd.	798,418	7,603,351
HengTen Networks Group Ltd. *(a)	23,360,072	938,078
Huadian Fuxin Energy Corp., Ltd., H Shares	2,729,205	723,692
Huadian Power International Corp., Ltd., H Shares	2,040,902	939,255
Huaneng Power International, Inc., H Shares	4,468,298	3,451,985
Huaneng Renewables Corp., Ltd., H Shares	5,226,905	2,245,580
Huatai Securities Co., Ltd., H Shares	2,262,389	4,458,932
Industrial & Commercial Bank of China Ltd., H Shares	86,582,950	71,746,356
Inner Mongolia Yitai Coal Co., Ltd., B Shares	265,485	354,953
JD.com, Inc. ADR *	620,085	21,814,590
Jiangsu Expressway Co., Ltd., H Shares	1,796,979	2,712,369
Jiangxi Copper Co., Ltd., H Shares	1,410,874	2,050,441
Kingboard Chemical Holdings Ltd.	833,505	3,315,255
Kingboard Laminates Holdings Ltd.	1,289,656	1,709,863
Kingsoft Corp., Ltd.	1,049,382	3,311,029
Kunlun Energy Co., Ltd.	3,344,993	3,044,721
KWG Property Holding Ltd.	1,524,033	2,102,208
Landing International Development Ltd. *	86,185,344	1,527,223
Lee & Man Paper Manufacturing Ltd.	1,883,009	2,208,484
Legend Holdings Corp., H Shares	494,048	1,574,575
Lenovo Group Ltd.	9,179,910	4,868,396
Li Ning Co., Ltd. *	2,002,960	2,405,345
Logan Property Holdings Co., Ltd.	1,082,149	1,627,883
Longfor Properties Co., Ltd.	1,734,428	5,196,109
Luye Pharma Group Ltd.	2,166,168	2,377,658
Maanshan Iron & Steel Co., Ltd., H Shares *	1,899,957	920,410
Meitu, Inc. *	1,386,310	1,468,640
Metallurgical Corp. of China Ltd., H Shares	3,215,020	963,176
Momo, Inc. ADR *	78,125	3,587,500
NetEase, Inc. ADR	60,306	13,769,066
New China Life Insurance Co., Ltd., H Shares	944,004	4,284,281
New Oriental Education & Technology Group, Inc. ADR	111,899	11,130,594
Nine Dragons Paper Holdings Ltd.	1,893,000	3,011,753
Orient Securities Co., Ltd.	1,038,412	869,739
PetroChina Co., Ltd., H Shares	23,049,779	19,070,653
PICC Property & Casualty Co., Ltd., H Shares	5,149,713	9,072,880
Ping An Insurance Group Co. of China Ltd., H Shares	5,531,093	54,223,982
Poly Property Group Co., Ltd. *	2,823,657	1,360,686
Postal Savings Bank of China Co., Ltd., Class H	6,869,955	4,597,982
Shandong Chenming Paper Holdings Ltd., H Shares	893,070	1,332,065
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,752,059	1,507,671
Shanghai Electric Group Co., Ltd., H Shares *	4,067,016	1,555,433
Security	Number of Shares	Value ($)
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	568,041	3,638,898
Shanghai Industrial Holdings Ltd.	577,608	1,535,300
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	946,500	2,926,082
Shenzhen Expressway Co., Ltd., H shares	894,184	938,168
Shenzhen International Holdings Ltd.	1,015,026	2,220,489
Shenzhen Investment Ltd.	4,666,895	1,981,191
Shenzhou International Group Holdings Ltd.	763,161	8,931,265
Shimao Property Holdings Ltd.	1,370,648	4,053,853
Sihuan Pharmaceutical Holdings Group Ltd.	4,663,697	1,206,926
SINA Corp. *	74,055	6,725,675
Sino Biopharmaceutical Ltd.	4,804,841	12,152,757
Sino-Ocean Group Holding Ltd.	3,298,695	2,228,805
Sinopec Engineering Group Co., Ltd., H shares	1,893,000	2,034,381
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,706,277	3,473,843
Sinopharm Group Co., Ltd., H Shares	1,194,403	5,306,495
Sinotrans Ltd., H Shares	2,249,268	1,276,014
Sinotruk Hong Kong Ltd.	871,740	1,233,571
SOHO China Ltd.	3,079,344	1,609,519
Sunac China Holdings Ltd.	2,473,759	9,413,602
Sunny Optical Technology Group Co., Ltd.	749,704	15,253,757
TAL Education Group ADR *	234,482	9,956,106
Tencent Holdings Ltd.	6,179,621	314,489,741
The People's Insurance Co. Group of China Ltd., H Shares	9,196,272	4,349,505
TravelSky Technology Ltd., H Shares	1,272,755	3,723,759
Tsingtao Brewery Co., Ltd., H Shares	486,634	3,083,280
Vipshop Holdings Ltd. ADR *	352,555	4,117,842
Weibo Corp. ADR *	26,997	2,751,264
Weichai Power Co., Ltd., H Shares	2,330,763	3,125,849
Wuxi Biologics Cayman, Inc. *	343,232	3,848,378
Wuxi Little Swan Co., Ltd., Class B	169,102	984,110
Yangzijiang Shipbuilding Holdings Ltd.	2,585,954	1,865,823
Yanlord Land Group Ltd.	954,576	1,206,201
Yanzhou Coal Mining Co., Ltd., H Shares	2,444,484	3,527,668
Yuexiu Property Co., Ltd.	9,179,391	2,071,292
YY, Inc. ADR *	31,578	3,679,784
Zhaojin Mining Industry Co., Ltd., H Shares (a)	1,814,146	1,514,843
Zhejiang Expressway Co., Ltd., H Shares	1,705,006	1,706,278
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(a)	147,257	979,942
Zhongsheng Group Holdings Ltd.	754,817	2,420,103
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	606,144	3,052,299
Zijin Mining Group Co., Ltd., H Shares	5,706,801	2,379,001
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	2,757,159	1,254,828
ZTE Corp., H Shares *(b)	893,985	1,779,730
ZTO Express Cayman, Inc. ADR	224,920	4,631,103
		1,776,089,639

Colombia 0.4%
Almacenes Exito S.A.	203,208	1,160,986
Bancolombia S.A.	287,969	3,302,464
Bancolombia S.A. ADR	121,163	5,619,540
Cemex Latam Holdings S.A. *	55,490	171,004
Corp. Financiera Colombiana S.A. *	53,932	469,477
Ecopetrol S.A. ADR	297,411	6,391,362

34

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Grupo de Inversiones Suramericana S.A.	295,816	3,802,171
Interconexion Electrica S.A. ESP	428,165	2,099,310
		23,016,314

Czech Republic 0.2%
CEZ A/S	189,681	4,738,316
Komercni Banka A/S	86,981	3,519,778
Moneta Money Bank A/S	591,532	2,064,731
O2 Czech Republic A/S	51,296	649,396
Philip Morris CR	600	394,985
		11,367,206

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,428,125	6,683,625

Greece 0.4%
Alpha Bank AE *	1,566,855	3,348,880
Eurobank Ergasias S.A. *	2,033,465	2,136,297
FF Group *(b)	50,437	192,168
Hellenic Telecommunications Organization S.A.	244,000	2,919,416
JUMBO S.A.	104,553	1,676,894
Motor Oil Hellas Corinth Refineries S.A.	86,018	1,741,088
Mytilineos Holdings S.A. *	117,976	1,250,437
National Bank of Greece S.A. *	5,335,799	1,677,952
OPAP S.A.	285,000	3,060,660
Piraeus Bank S.A. *	340,000	1,005,699
Titan Cement Co. S.A.	55,948	1,371,470
		20,380,961

Hungary 0.3%
MOL Hungarian Oil & Gas plc	510,461	4,805,136
OTP Bank plc	280,452	10,035,634
Richter Gedeon Nyrt	157,210	3,071,102
		17,911,872

India 11.2%
ABB India Ltd.	83,636	1,526,722
ACC Ltd.	55,373	1,111,522
Adani Ports & Special Economic Zone Ltd.	934,415	5,430,013
Ambuja Cements Ltd.	981,372	2,987,053
Ashok Leyland Ltd.	1,407,374	3,087,641
Asian Paints Ltd.	345,113	6,672,125
Aurobindo Pharma Ltd.	287,465	2,369,752
Avenue Supermarts Ltd. *	101,597	2,366,921
Axis Bank Ltd.	1,922,813	15,554,605
Bajaj Auto Ltd.	89,735	3,657,217
Bajaj Finance Ltd.	201,262	6,292,634
Bajaj Finserv Ltd.	44,888	4,019,183
Bajaj Holdings & Investment Ltd.	27,444	1,126,492
Bank of Baroda	565,198	1,146,184
Bharat Electronics Ltd.	603,058	1,022,337
Bharat Forge Ltd.	227,720	2,195,790
Bharat Heavy Electricals Ltd.	1,311,936	1,626,250
Bharat Petroleum Corp., Ltd.	1,155,142	6,914,676
Bharti Airtel Ltd.	1,462,035	8,094,191
Bharti Infratel Ltd.	1,009,723	4,468,622
Biocon Ltd.	149,092	1,470,097
Bosch Ltd.	9,130	2,485,019
Britannia Industries Ltd.	34,734	3,049,124
Cadila Healthcare Ltd. *	241,956	1,295,428
Castrol India Ltd.	284,668	720,924
CG Power & Industrial Solutions Ltd. *	63,188	57,586
Security	Number of Shares	Value ($)
Cipla Ltd.	347,543	2,702,783
Coal India Ltd.	1,484,309	6,516,157
Colgate-Palmolive (India) Ltd.	81,927	1,529,336
Container Corp. Of India Ltd.	131,199	2,681,139
Cummins India Ltd.	79,921	830,624
Dabur India Ltd.	635,062	3,607,147
Divi's Laboratories Ltd.	92,827	1,440,842
DLF Ltd.	377,663	1,174,697
Dr. Reddy's Laboratories Ltd.	102,676	2,946,576
Eicher Motors Ltd.	15,599	7,115,139
Emami Ltd.	57,405	889,796
GAIL India Ltd.	622,302	3,235,887
Glenmark Pharmaceuticals Ltd.	169,245	1,344,154
Godrej Consumer Products Ltd.	285,577	4,820,732
Grasim Industries Ltd.	373,312	5,752,155
Havells India Ltd.	265,126	2,137,863
HCL Technologies Ltd.	594,127	8,014,871
Hero MotoCorp Ltd.	121,153	6,364,247
Hindalco Industries Ltd.	928,210	3,221,380
Hindustan Petroleum Corp., Ltd.	688,670	3,182,480
Hindustan Unilever Ltd.	758,395	18,110,112
Hindustan Zinc Ltd.	335,268	1,472,332
Housing Development Finance Corp., Ltd.	1,781,065	48,378,352
ICICI Bank Ltd.	672,656	2,848,814
ICICI Lombard General Insurance Co., Ltd.	52,791	590,161
ICICI Prudential Life Insurance Co., Ltd.	321,920	2,015,503
Idea Cellular Ltd. *	1,819,789	1,658,460
IDFC Bank Ltd.	1,715,362	1,034,568
Indiabulls Housing Finance Ltd.	368,197	6,780,401
Indian Oil Corp., Ltd.	2,481,338	6,401,674
IndusInd Bank Ltd.	98,675	2,859,320
Infosys Ltd.	2,010,497	36,698,851
InterGlobe Aviation Ltd.	72,329	1,306,815
ITC Ltd.	3,315,249	13,345,495
Jindal Steel & Power Ltd. *	480,076	1,633,037
JSW Steel Ltd.	1,417,299	6,970,719
L&T Finance Holdings Ltd.	523,176	1,316,807
Larsen & Toubro Ltd.	391,930	7,959,113
LIC Housing Finance Ltd.	301,969	2,126,189
Lupin Ltd.	266,564	3,042,975
Mahindra & Mahindra Financial Services Ltd.	298,112	2,154,252
Mahindra & Mahindra Ltd.	720,894	9,859,580
Marico Ltd.	550,957	2,627,726
Maruti Suzuki India Ltd.	130,638	16,526,992
Motherson Sumi Systems Ltd.	763,690	3,509,924
Mphasis Ltd.	51,298	837,020
MRF Ltd.	1,000	1,122,277
Nestle India Ltd.	27,656	3,956,448
NHPC Ltd.	3,272,848	1,285,229
NMDC Ltd.	1,138,049	1,980,719
NTPC Ltd.	2,057,858	5,109,385
Oil & Natural Gas Corp., Ltd.	3,552,490	9,365,213
Oil India Ltd.	302,193	966,597
Oracle Financial Services Software Ltd. *	26,502	1,548,472
Page Industries Ltd.	4,422	1,652,733
Petronet LNG Ltd.	276,680	900,571
Pidilite Industries Ltd.	174,925	3,000,677
Piramal Enterprises Ltd.	97,911	3,440,759
Power Finance Corp., Ltd.	789,468	942,343
Power Grid Corp. of India Ltd.	864,426	2,682,977
Punjab National Bank *	534,607	662,688
Rajesh Exports Ltd.	180,639	1,616,402
Reliance Capital Ltd.	159,390	986,349
Reliance Industries Ltd.	3,437,116	46,927,527
Reliance Infrastructure Ltd.	165,860	1,068,538
Rural Electrification Corp., Ltd.	570,642	999,094
Shree Cement Ltd.	10,215	2,555,260
Shriram Transport Finance Co., Ltd.	203,319	4,381,681

35

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Siemens Ltd.	115,473	1,788,841
State Bank of India *	1,977,052	7,897,075
Steel Authority of India Ltd. *	1,284,615	1,445,805
Sun Pharmaceutical Industries Ltd.	1,248,175	8,884,687
Sun TV Network Ltd.	116,780	1,587,928
Tata Consultancy Services *(b)(c)	505,943	13,053,341
Tata Consultancy Services Ltd.	505,943	13,053,341
Tata Motors Ltd. *	1,418,887	5,766,118
Tata Power Co., Ltd.	1,266,915	1,526,324
Tata Steel Ltd.	263,229	2,245,438
Tech Mahindra Ltd.	609,968	6,438,865
Titan Co., Ltd.	361,754	4,825,174
Torrent Pharmaceuticals Ltd.	47,625	996,150
UltraTech Cement Ltd.	96,659	5,364,032
United Breweries Ltd.	83,991	1,456,844
United Spirits Ltd. *	72,938	3,613,907
UPL Ltd.	424,921	4,455,586
Vakrangee Ltd.	511,216	246,962
Vedanta Ltd.	1,943,587	7,151,375
Wipro Ltd.	1,359,808	5,277,423
Yes Bank Ltd.	1,948,122	9,994,292
Zee Entertainment Enterprises Ltd.	629,228	5,184,785
		571,727,537

Indonesia 2.2%
PT Adaro Energy Tbk	15,292,560	2,074,593
PT Astra International Tbk	23,228,187	11,534,688
PT Bank Central Asia Tbk	10,930,357	17,856,718
PT Bank Danamon Indonesia Tbk	1,573,372	659,582
PT Bank Mandiri (Persero) Tbk	21,034,557	10,672,445
PT Bank Negara Indonesia (Persero) Tbk	8,436,556	5,145,722
PT Bank Rakyat Indonesia (Persero) Tbk	59,838,776	13,264,011
PT Bukit Asam Persero Tbk	5,435,423	1,486,478
PT Bumi Serpong Damai Tbk	9,433,170	1,157,507
PT Charoen Pokphand Indonesia Tbk	8,857,565	2,345,868
PT Gudang Garam Tbk	474,240	2,337,923
PT Hanjaya Mandala Sampoerna Tbk	8,600,078	2,345,757
PT Indocement Tunggal Prakarsa Tbk	1,563,272	1,982,920
PT Indofood CBP Sukses Makmur Tbk	2,881,810	1,804,372
PT Indofood Sukses Makmur Tbk	5,425,918	2,762,747
PT Jasa Marga Persero Tbk	2,656,286	850,700
PT Kalbe Farma Tbk	19,863,327	1,958,457
PT Matahari Department Store Tbk	2,733,904	1,800,304
PT Media Nusantara Citra Tbk	1,687,996	145,779
PT Perusahaan Gas Negara (Persero) Tbk	11,313,172	1,685,374
PT Semen Indonesia (Persero) Tbk	3,717,943	2,247,623
PT Surya Citra Media Tbk	7,133,518	1,262,933
PT Telekomunikasi Indonesia (Persero) Tbk	51,975,120	13,166,781
PT Tower Bersama Infrastructure Tbk	2,551,944	932,070
PT Unilever Indonesia Tbk	1,293,928	4,246,356
PT United Tractors Tbk	1,820,066	4,591,098
PT XL Axiata Tbk *	4,679,781	707,272
		111,026,078

Malaysia 3.2%
AirAsia Berhad	1,645,300	1,269,113
Alliance Bank Malaysia Berhad	1,350,780	1,439,022
AMMB Holdings Berhad	2,526,572	2,253,601
Astro Malaysia Holdings Berhad	2,652,100	932,900
Axiata Group Berhad	5,066,787	5,550,551
British American Tobacco Malaysia Berhad	189,300	1,538,181
Bumi Armada Berhad *	3,445,700	666,630
CIMB Group Holdings Berhad	7,176,749	10,638,899
DiGi.com Berhad	4,210,000	4,675,427
Felda Global Ventures Holdings Berhad	2,277,900	898,569
Security	Number of Shares	Value ($)
Gamuda Berhad	2,574,016	2,160,104
Genting Berhad	2,564,300	5,663,366
Genting Malaysia Berhad	3,117,420	3,900,691
HAP Seng Consolidated Berhad	791,134	1,948,018
Hong Leong Bank Berhad	768,207	3,702,063
Hong Leong Financial Group Bhd	115,000	546,106
IHH Healthcare Berhad	2,975,900	4,486,281
IJM Corp. Berhad	3,803,136	1,614,900
IOI Corp. Berhad	3,660,192	4,257,962
IOI Properties Group Berhad	2,345,450	931,108
KLCCP Stapled Group	573,444	1,119,513
Kuala Lumpur Kepong Berhad	507,748	3,176,614
Malayan Banking Berhad	6,672,600	16,195,306
Malaysia Airports Holdings Berhad	988,700	2,069,314
Maxis Berhad	2,946,624	4,286,672
MISC Berhad	1,764,600	2,602,563
MMC Corp. Bhd	919,200	346,432
Nestle Malaysia Bhd	54,071	2,010,680
Petronas Chemicals Group Berhad	3,317,000	6,709,008
Petronas Dagangan Berhad	331,300	2,084,360
Petronas Gas Berhad	799,336	3,530,735
PPB Group Berhad	763,048	3,819,074
Press Metal Aluminium Holdings Bhd	1,655,332	1,967,266
Public Bank Berhad	3,408,754	20,435,395
RHB Capital Berhad	1,561,000	2,094,407
Sapura Energy Berhad *	5,726,780	791,389
Sime Darby Berhad	3,467,400	2,125,743
Sime Darby Plantation Berhad	4,023,900	5,601,107
Sime Darby Property Berhad	4,023,900	1,162,685
Telekom Malaysia Berhad	1,356,900	1,251,212
Tenaga Nasional Berhad	4,557,174	16,488,268
Westports Holdings Berhad	877,600	760,734
YTL Corp. Berhad	5,010,364	1,195,941
YTL Power International Berhad	3,902,003	803,930
		161,701,840

Mexico 3.3%
Alfa S.A.B. de C.V., A Shares	3,463,389	3,544,313
Alsea S.A.B. de C.V.	638,041	2,085,420
America Movil S.A.B. de C.V., Series L	32,808,678	25,410,971
Arca Continental S.A.B. de C.V.	352,551	2,108,358
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	1,975,148	2,575,971
Becle S.A.B. de C.V.	519,482	840,001
Cemex S.A.B. de C.V., Series CPO *	16,614,900	9,846,531
Coca-Cola Femsa S.A.B. de C.V., Series L	627,161	3,662,544
El Puerto de Liverpool S.A.B. de C.V., Series C1	299,457	1,692,530
Fibra Uno Administracion S.A. de C.V.	3,655,478	5,028,648
Fomento Economico Mexicano S.A.B. de C.V.	2,343,096	19,464,917
Gruma S.A.B. de C.V., B Shares	217,985	2,278,166
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	380,938	1,815,568
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	417,548	3,545,707
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	238,601	3,775,429
Grupo Bimbo S.A.B. de C.V., Series A	2,794,424	5,314,494
Grupo Carso S.A.B. de C.V., Series A1	449,352	1,395,945
Grupo Elektra S.A.B. de C.V.	68,442	1,743,848
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,595,966	13,776,038
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,679,125	3,771,209
Grupo Lala S.A.B. de C.V.	591,477	642,242

36

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Grupo Mexico S.A.B. de C.V., Series B	3,664,184	9,066,898
Grupo Televisa S.A.B., Series CPO	2,846,607	9,473,328
Industrias Bachoco S.A.B. de C.V., Series B	114,140	519,586
Industrias CH S.A.B. de C.V., Series B *	180,430	782,491
Industrias Penoles S.A.B. de C.V.	152,345	2,564,509
Infraestructura Energetica Nova S.A.B. de C.V.	653,386	2,720,972
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	967,617	1,604,765
Megacable Holdings S.A.B. de C.V., Series CPO	333,309	1,415,685
Mexichem S.A.B. de C.V.	1,214,997	3,411,419
Organizacion Soriana S.A.B. de C.V., B Shares *	523,456	841,719
Promotora y Operadora de Infraestructura S.A.B. de C.V.	274,011	2,454,986
Regional S.A.B. de C.V.	402,200	2,233,440
Telesites S.A.B. de C.V. *	1,703,978	1,200,560
Wal-Mart de Mexico S.A.B. de C.V.	5,895,727	14,747,861
		167,357,069

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	255,387	3,950,837
Credicorp Ltd.	77,966	17,263,232
		21,214,069

Philippines 1.3%
Aboitiz Equity Ventures, Inc.	2,385,990	2,625,086
Aboitiz Power Corp.	2,151,189	1,609,230
Alliance Global Group, Inc. *	5,868,300	1,485,631
Ayala Corp.	273,797	4,898,957
Ayala Land, Inc.	7,931,321	6,008,634
Bank of the Philippine Islands	2,034,644	3,679,249
BDO Unibank, Inc.	2,151,279	5,343,852
Bloomberry Resorts Corp.	3,937,480	809,449
DMCI Holdings, Inc.	5,157,260	1,060,205
Globe Telecom, Inc.	32,879	1,011,363
GT Capital Holdings, Inc.	99,305	1,833,538
International Container Terminal Services, Inc.	1,198,457	1,927,642
Jollibee Foods Corp.	505,020	2,633,942
LT Group, Inc.	2,837,104	1,115,174
Manila Electric Co.	294,144	1,807,343
Megaworld Corp.	14,436,406	1,335,496
Metro Pacific Investments Corp.	14,474,536	1,281,164
Metropolitan Bank & Trust Co.	2,000,979	3,024,198
PLDT, Inc.	127,477	3,142,308
Semirara Mining & Power Corp.	1,572,754	856,198
SM Investments Corp.	541,707	8,950,170
SM Prime Holdings, Inc.	9,650,881	6,796,977
Universal Robina Corp.	1,073,934	2,616,584
		65,852,390

Poland 1.4%
Alior Bank S.A. *	110,231	2,063,247
AmRest Holdings SE *	6,445	783,904
Asseco Poland S.A.	131,961	1,637,140
Bank Handlowy w Warszawie S.A.	42,141	907,801
Bank Millennium S.A. *	646,268	1,400,924
Bank Pekao S.A.	174,613	5,276,501
Bank Zachodni WBK S.A.	29,639	2,779,845
CCC S.A.	25,672	1,892,918
CD Projekt S.A. *	64,381	2,561,493
Security	Number of Shares	Value ($)
Cyfrowy Polsat S.A.	148,635	1,000,341
Dino Polska S.A. *	35,097	1,056,776
Enea S.A.	333,168	923,928
Eurocash S.A.	119,543	766,096
Grupa Azoty S.A.	59,606	686,321
Grupa Lotos S.A.	103,410	1,525,540
Jastrzebska Spolka Weglowa S.A. *	60,912	1,373,411
Kernel Holding S.A.	80,248	1,134,393
KGHM Polska Miedz S.A.	158,618	3,632,169
KRUK S.A.	18,608	1,169,868
LPP S.A.	1,640	4,175,633
mBank S.A.	15,630	1,780,251
Orange Polska S.A. *	753,459	1,020,293
PGE S.A. *	833,790	2,217,581
PLAY Communications S.A.	133,450	898,143
Polski Koncern Naftowy Orlen S.A.	355,512	7,831,402
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,038,919	3,152,272
Powszechna Kasa Oszczednosci Bank Polski S.A. *	924,084	9,376,340
Powszechny Zaklad Ubezpieczen S.A.	655,923	6,437,344
Tauron Polska Energia S.A. *	1,374,333	832,085
		70,293,960

Qatar 0.7%
Barwa Real Estate Co.	117,448	1,106,095
Commercial Bank QSC	246,684	2,557,627
Doha Bank QPSC	145,546	1,041,328
Ezdan Holding Group QSC *	187,884	437,588
Industries Qatar QSC	184,522	5,195,098
Masraf Al Rayan QSC	390,040	3,585,454
Ooredoo QSC	104,274	1,921,666
Qatar Electricity & Water Co. QSC	27,839	1,452,736
Qatar Gas Transport Co., Ltd.	369,760	1,492,851
Qatar International Islamic Bank QSC	44,468	632,029
Qatar Islamic Bank SAQ	73,952	2,331,489
Qatar National Bank SAQ	264,027	11,502,324
Qatar Navigation QSC	28,720	496,940
United Development Co. QSC	210,218	837,177
Vodafone Qatar QSC *	369,760	832,747
		35,423,149

Russia 4.1%
Aeroflot-Russian Airlines PJSC	640,553	1,447,032
ALROSA PAO	3,434,540	4,865,747
E.ON Russia JSC *	21,772,554	993,482
Federal Grid Co. Unified Energy System PJSC	351,299,785	1,028,606
Gazprom PAO ADR	6,115,808	27,778,000
Gazprom PJSC	1	2
Inter RAO PJSC	31,028,951	2,031,186
LSR Group PJSC GDR	280,231	776,240
LUKOIL PJSC	536,700	36,243,557
Magnit PJSC	83,936	6,882,947
Magnitogorsk Iron & Steel Works OJSC	2,375,895	1,871,288
MegaFon PJSC	102,592	778,894
MMC Norilsk Nickel PJSC	52,612	9,379,037
Mobile TeleSystems PJSC	1,176,477	5,330,505
Moscow Exchange MICEX-RTS PJSC	1,946,090	3,515,468
NOVATEK PJSC	1,262,389	16,977,007
Novolipetsk Steel AO	1,020,962	2,672,496
Novorossiysk Commercial Sea Port PJSC	3,180,640	344,206
PhosAgro OAO GDR	134,584	1,789,967
Polyus PJSC	44,471	1,356,365
Rosneft Oil Co. PJSC	1,029,038	6,361,371
Rostelecom PJSC	1,389,787	1,471,454
RusHydro PJSC	161,545,312	1,876,187

37

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sberbank of Russia PJSC	11,720,070	41,812,604
Severstal PJSC	226,869	3,650,142
Sistema PJSC	3,602,815	602,034
Surgutneftegas OJSC	9,393,841	4,315,042
Tatneft PJSC	1,771,507	18,943,635
TMK PJSC	410,368	543,185
VTB Bank PJSC GDR	1,805,683	2,865,619
		208,503,305

South Africa 8.0%
AECI Ltd.	143,920	1,227,155
African Rainbow Minerals Ltd.	143,980	1,248,926
Anglo American Platinum Ltd.	74,252	1,969,832
AngloGold Ashanti Ltd.	482,735	4,115,730
Aspen Pharmacare Holdings Ltd.	425,131	8,391,848
Assore Ltd.	30,104	649,500
Attacq Ltd. *	324,830	470,638
AVI Ltd.	397,258	3,208,803
Barclays Africa Group Ltd.	736,591	9,403,240
Barloworld Ltd.	232,287	2,439,334
Bid Corp., Ltd.	385,481	7,728,491
Brait SE *	385,405	1,111,025
Capitec Bank Holdings Ltd.	59,078	4,078,971
Clicks Group Ltd.	288,423	4,599,965
Coronation Fund Managers Ltd.	335,248	1,654,667
Discovery Ltd.	389,350	4,738,911
EOH Holdings Ltd.	134,488	356,688
Exxaro Resources Ltd.	304,229	3,011,062
FirstRand Ltd.	3,557,472	16,853,401
Fortress REIT Ltd., Class A	1,266,445	1,671,927
Fortress REIT Ltd., Class B	1,059,481	1,238,083
Gold Fields Ltd.	930,298	3,318,663
Growthpoint Properties Ltd.	3,190,253	6,851,550
Harmony Gold Mining Co., Ltd.	523,240	873,788
Hyprop Investments Ltd.	341,501	2,790,790
Impala Platinum Holdings Ltd. *	740,163	1,184,027
Imperial Holdings Ltd.	158,492	2,554,393
Investec Ltd.	324,463	2,360,267
JSE Ltd.	108,462	1,554,436
KAP Industrial Holdings Ltd.	2,032,213	1,323,787
Kumba Iron Ore Ltd.	57,479	1,316,911
Liberty Holdings Ltd.	139,023	1,333,369
Life Healthcare Group Holdings Ltd.	1,699,232	3,823,775
Massmart Holdings Ltd.	149,607	1,394,009
MMI Holdings Ltd.	1,298,354	1,917,033
Mondi Ltd.	127,024	3,517,557
Mr Price Group Ltd.	291,713	5,781,284
MTN Group Ltd.	1,978,843	17,890,053
Nampak Ltd. *	988,175	1,186,746
Naspers Ltd., N Shares	474,917	113,470,102
Nedbank Group Ltd.	234,306	5,061,676
NEPI Rockcastle plc	382,712	3,747,042
Netcare Ltd.	1,819,623	4,254,168
Northam Platinum Ltd. *	434,182	1,200,900
Omnia Holdings Ltd.	31,160	332,144
Pick n Pay Stores Ltd.	445,383	2,644,516
Pioneer Foods Group Ltd.	174,506	1,481,200
PSG Group Ltd.	143,237	2,463,020
Rand Merchant Investment Holdings Ltd.	803,584	2,436,449
Redefine Properties Ltd.	6,525,265	5,651,967
Remgro Ltd.	582,654	9,385,031
Resilient REIT Ltd.	378,667	1,709,009
Reunert Ltd.	220,156	1,385,427
RMB Holdings Ltd.	715,798	4,104,888
Sanlam Ltd.	1,939,010	11,643,246
Sappi Ltd.	601,739	3,954,421
Sasol Ltd.	602,593	21,767,572
Shoprite Holdings Ltd.	444,578	8,216,532
Security	Number of Shares	Value ($)
Sibanye Gold Ltd. *	2,112,499	1,316,038
Standard Bank Group Ltd.	1,403,566	22,984,571
Steinhoff Africa Retail Ltd. *	692,643	954,879
Steinhoff International Holdings N.V. *	3,072,580	271,716
Super Group Ltd. *	364,244	1,047,435
Telkom S.A. SOC Ltd.	416,460	1,704,642
The Bidvest Group Ltd.	371,279	5,921,702
The Foschini Group Ltd.	235,448	3,425,104
The SPAR Group Ltd.	240,411	3,658,841
Tiger Brands Ltd.	185,942	4,931,537
Tongaat Hulett Ltd.	123,120	787,424
Truworths International Ltd.	517,195	3,433,538
Tsogo Sun Holdings Ltd.	859,937	1,561,670
Vodacom Group Ltd.	666,355	7,550,094
Vukile Property Fund Ltd.	329,822	569,539
Woolworths Holdings Ltd.	1,050,096	4,837,157
		411,005,832

Taiwan 12.9%
Acer, Inc. *	3,195,086	2,618,005
Advantech Co., Ltd.	338,256	2,291,807
ASE Industrial Holding Co., Ltd.	3,778,120	9,583,536
Asia Cement Corp.	3,009,286	3,319,490
Asustek Computer, Inc.	734,426	6,655,096
AU Optronics Corp. ADR (a)	1,089,534	4,728,578
Capital Securities Corp.	2,330,789	882,948
Catcher Technology Co., Ltd.	800,224	9,307,881
Cathay Financial Holding Co., Ltd.	8,555,189	15,304,912
Chang Hwa Commercial Bank Ltd.	6,863,269	4,020,172
Cheng Shin Rubber Industry Co., Ltd.	2,195,277	3,341,109
Chicony Electronics Co., Ltd.	859,778	2,031,683
China Airlines Ltd. *	3,447,872	1,168,029
China Development Financial Holding Corp.	14,296,308	5,368,004
China Life Insurance Co., Ltd.	3,155,960	3,312,749
China Steel Corp.	13,988,956	11,018,786
Chunghwa Telecom Co., Ltd. ADR	423,210	15,332,898
Compal Electronics, Inc.	4,586,638	3,015,763
CTBC Financial Holding Co., Ltd.	20,015,792	14,429,889
Delta Electronics, Inc.	2,408,148	8,921,597
E.Sun Financial Holding Co., Ltd.	11,423,536	7,968,623
Eclat Textile Co., Ltd.	210,510	2,571,522
Epistar Corp. *	1,080,828	1,464,600
Eternal Materials Co., Ltd.	1,498,330	1,470,250
Eva Airways Corp.	3,114,456	1,574,821
Evergreen Marine Corp., Ltd. *	2,585,454	1,281,444
Far Eastern International Bank	4,126,487	1,384,149
Far Eastern New Century Corp.	4,836,799	4,608,935
Far EasTone Telecommunications Co., Ltd.	1,977,280	5,041,944
Feng TAY Enterprise Co., Ltd.	319,200	1,416,938
First Financial Holding Co., Ltd.	10,793,200	7,330,795
Formosa Chemicals & Fibre Corp.	3,924,008	15,061,359
Formosa Petrochemical Corp.	1,557,660	6,316,629
Formosa Plastics Corp.	5,383,560	19,315,879
Formosa Taffeta Co., Ltd.	1,252,000	1,393,595
Foxconn Technology Co., Ltd.	1,008,315	2,483,642
Fubon Financial Holding Co., Ltd.	8,032,114	13,967,029
Giant Manufacturing Co., Ltd.	345,752	1,500,184
Globalwafers Co., Ltd.	220,451	4,363,181
Hon Hai Precision Industry Co., Ltd.	16,394,365	46,893,416
HTC Corp. *	853,778	1,669,856
Hua Nan Financial Holdings Co., Ltd.	9,965,332	5,953,622
Innolux Corp.	10,379,029	4,018,381
Inventec Corp.	3,829,145	3,099,203
Largan Precision Co., Ltd.	114,756	15,703,473
Lite-On Technology Corp.	2,524,107	3,293,980
MediaTek, Inc.	1,612,713	16,766,854
Mega Financial Holding Co., Ltd.	11,165,901	9,782,718

38

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nan Ya Plastics Corp.	6,416,816	17,925,922
Nanya Technology Corp.	825,000	2,742,520
Novatek Microelectronics Corp.	648,608	2,933,311
OBI Pharma, Inc. *	109,666	592,957
Pegatron Corp.	2,342,657	4,949,358
Pou Chen Corp.	3,265,792	4,000,286
President Chain Store Corp.	629,400	6,449,136
Quanta Computer, Inc.	2,879,000	5,092,769
Realtek Semiconductor Corp.	500,336	1,912,070
Shin Kong Financial Holding Co., Ltd.	9,713,308	3,890,316
SinoPac Financial Holdings Co., Ltd.	13,297,882	4,926,539
Synnex Technology International Corp.	1,702,956	2,728,231
Taishin Financial Holding Co., Ltd.	11,002,444	5,416,486
Taiwan Business Bank	4,427,670	1,352,175
Taiwan Cement Corp.	3,975,246	5,784,781
Taiwan Cooperative Financial Holding Co., Ltd.	10,279,779	6,055,708
Taiwan Fertilizer Co., Ltd.	1,074,508	1,549,280
Taiwan Glass Industry Corp. *	1,950,311	1,187,964
Taiwan High Speed Rail Corp.	2,451,000	1,893,785
Taiwan Mobile Co., Ltd.	1,907,524	7,003,242
Taiwan Secom Co., Ltd.	285,000	860,855
Taiwan Semiconductor Manufacturing Co., Ltd.	3,979,000	29,748,043
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,341,999	168,035,361
Teco Electric & Machinery Co., Ltd.	1,763,000	1,421,039
TPK Holding Co., Ltd. *	271,000	581,590
Transcend Information, Inc.	302,000	865,838
Uni-President Enterprises Corp.	5,265,676	12,847,184
Unimicron Technology Corp.	1,626,348	911,925
United Microelectronics Corp. ADR	2,730,525	7,590,860
Vanguard International Semiconductor Corp.	1,082,000	2,369,014
Walsin Lihwa Corp.	3,077,000	2,572,597
Wistron Corp.	3,261,979	2,455,072
Yuanta Financial Holding Co., Ltd.	12,749,700	6,000,059
Yulon Motor Co., Ltd.	1,688,192	1,335,385
		660,331,612

Thailand 3.7%
Advanced Info Service PCL NVDR	1,169,900	6,966,738
Airports of Thailand PCL NVDR	4,843,700	10,371,786
Bangkok Bank PCL NVDR	486,900	2,876,652
Bangkok Dusit Medical Services PCL NVDR	9,666,100	8,082,781
Bangkok Expressway & Metro PCL NVDR	8,347,182	2,139,634
Banpu PCL NVDR	5,005,300	3,285,755
Berli Jucker PCL NVDR	1,155,050	2,058,076
BTS Group Holdings PCL NVDR	9,469,500	2,871,339
Bumrungrad Hospital PCL NVDR	414,000	2,491,247
Central Pattana PCL NVDR	2,898,700	6,909,218
Charoen Pokphand Foods PCL NVDR	5,323,700	4,160,441
CP ALL PCL NVDR	5,810,400	14,666,764
Delta Electronics Thailand PCL NVDR	699,100	1,409,564
Electricity Generating PCL NVDR	256,600	1,933,123
Energy Absolute PCL NVDR	1,768,563	2,142,289
Glow Energy PCL NVDR	572,400	1,520,913
Home Product Center PCL NVDR	5,719,919	2,610,529
Indorama Ventures PCL NVDR	1,997,800	3,637,757
Intouch Holdings PCL NVDR	2,316,700	4,001,178
IRPC PCL NVDR	12,148,600	2,506,432
Kasikornbank PCL NVDR	2,276,200	13,625,892
Krung Thai Bank PCL NVDR	7,272,000	3,978,118
Land & Houses PCL NVDR	7,802,200	2,707,234
Minor International PCL NVDR	3,944,980	4,007,873
PTT Exploration & Production PCL NVDR	1,537,304	6,463,501
Security	Number of Shares	Value ($)
PTT Global Chemical PCL NVDR	2,212,114	6,171,653
PTT PCL NVDR	16,075,000	26,255,666
Ratchaburi Electricity Generating Holding PCL NVDR	972,400	1,573,045
Siam City Cement PCL NVDR	93,100	683,917
Thai Oil PCL NVDR	1,155,200	3,322,238
Thai Union Group PCL NVDR	3,601,100	1,947,453
The Siam Cement PCL NVDR	913,200	12,731,704
The Siam Commercial Bank PCL NVDR	2,747,000	11,420,788
TMB Bank PCL NVDR	27,695,400	2,147,064
Total Access Communication PCL NVDR	797,400	1,115,463
True Corp. PCL NVDR	12,929,666	2,889,875
		187,683,700

Turkey 0.9%
Akbank T.A.S.	2,211,943	3,914,512
Anadolu Efes Biracilik Ve Malt Sanayii A/S	246,660	1,369,895
Arcelik A/S	219,887	805,413
Aselsan Elektronik Sanayi Ve Ticaret A/S (b)	175,375	912,153
BIM Birlesik Magazalar A/S	246,932	3,768,646
Coca-Cola Icecek A/S	61,839	485,723
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,880,207	857,757
Enka Insaat ve Sanayi A/S	578,910	569,029
Eregli Demir ve Celik Fabrikalari T.A.S.	1,531,800	3,791,141
Ford Otomotiv Sanayi A/S	85,240	1,202,296
Haci Omer Sabanci Holding A/S	1,122,595	2,308,303
KOC Holding A/S	973,599	2,997,538
Petkim Petrokimya Holding A/S	1,007,831	1,046,157
TAV Havalimanlari Holding A/S	236,989	1,145,916
Tekfen Holding A/S	126,111	420,791
Tofas Turk Otomobil Fabrikasi A/S	167,240	921,443
Tupras-Turkiye Petrol Rafinerileri A/S	145,827	3,409,899
Turk Hava Yollari Anonim Ortakligi *	695,174	2,550,914
Turk Telekomunikasyon A/S *	457,293	597,637
Turkcell Iletisim Hizmetleri A/S	1,292,986	3,419,505
Turkiye Garanti Bankasi A/S	2,354,136	4,622,718
Turkiye Halk Bankasi A/S	860,641	1,456,704
Turkiye Is Bankasi A/S, C Shares	1,558,632	2,047,284
Turkiye Sise ve Cam Fabrikalari A/S	919,251	806,316
Turkiye Vakiflar Bankasi T.A.O., Class D	1,325,179	1,597,534
Ulker Biskuvi Sanayi A/S *	167,240	645,010
Yapi ve Kredi Bankasi A/S *	884,609	783,728
		48,453,962

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	2,272,050	4,348,451
Abu Dhabi National Oil Co. for Distribution PJSC	1,086,675	733,690
Air Arabia PJSC	3,537,435	1,117,140
Aldar Properties PJSC	4,028,891	2,248,541
DAMAC Properties Dubai Co. PJSC	1,582,369	1,029,596
Dana Gas PJSC	4,695,563	1,380,616
Deyaar Development PJSC *	2,788,533	360,604
DP World Ltd.	171,478	3,858,255
Dubai Financial Market PJSC	2,187,055	643,050
Dubai Investments PJSC	2,354,222	1,320,310
Dubai Islamic Bank PJSC	1,558,224	2,150,796
DXB Entertainments PJSC *	4,983,679	568,493
Emaar Development PJSC *	668,371	964,395
Emaar Malls PJSC	2,741,508	1,530,047
Emaar Properties PJSC	4,141,185	5,862,587

39

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Emirates Telecommunications Group Co. PJSC	1,962,976	8,657,477
First Abu Dhabi Bank PJSC	2,996,255	10,033,333
		46,807,381
Total Common Stock
(Cost $4,280,374,344)		4,988,260,626

Preferred Stock 2.1% of net assets

Brazil 1.9%
Alpargatas S.A.	174,416	617,286
Azul S.A. *	78,443	558,404
Banco Bradesco S.A.	3,754,402	29,407,743
Banco do Estado do Rio Grande do Sul S.A., Class B	129,073	568,759
Bradespar S.A.	270,298	2,260,921
Braskem S.A., A Shares	222,030	2,706,774
Centrais Eletricas Brasileiras S.A., B Shares *	265,129	1,192,495
Cia Brasileira de Distribuicao	189,300	4,041,125
Cia de Transmissao de Energia Electrica Paulista	47,475	822,515
Companhia Energetica de Minas Gerais	1,191,785	2,454,583
Companhia Paranaense de Energia - Copel, B Shares	124,998	788,779
Gerdau S.A.	1,050,861	4,176,298
Itausa - Investimentos Itau S.A.	4,608,315	13,896,532
Lojas Americanas S.A.	917,030	4,375,780
Petroleo Brasileiro S.A.	4,301,102	21,921,004
Telefonica Brasil S.A.	448,695	5,482,102
Usinas Siderurgicas de Minas Gerais S.A., A Shares	425,356	942,304
		96,213,404

Chile 0.0%
Embotelladora Andina S.A., B Shares	275,206	1,188,937

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,989,702	2,582,121
Grupo de Inversiones Suramericana S.A.	119,428	1,459,765
		4,041,886

Russia 0.1%
Surgutneftegas OAO	9,772,520	4,779,055
Transneft PJSC	1,216	3,328,380
		8,107,435
Total Preferred Stock
(Cost $109,737,520)		109,551,662
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

United Arab Emirates 0.0%
Dubai Islamic Bank PJSC expires 06/06/18 *(b)	519,408	277,157
Total Rights
(Cost $—)		277,157

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.67% (d)	29,168,211	29,168,211
Total Other Investment Company
(Cost $29,168,211)		29,168,211

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 06/15/18	190	10,656,150	(191,655)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,863,238.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Security received as a result of a corporate action.
(d)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

40

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,571,608,527	$—	$—	$2,571,608,527
China	1,774,309,909	—	1,779,730 *	1,776,089,639
Greece	20,188,793	—	192,168	20,380,961
India	558,674,196	—	13,053,341	571,727,537
Turkey	47,541,809	—	912,153	48,453,962
Preferred Stock[1]	109,551,662	—	—	109,551,662
Other Investment Company[1]	29,168,211	—	—	29,168,211
Rights [1]
United Arab Emirates	—	—	277,157	277,157
Liabilities
Futures Contracts[2]	(191,655)	—	—	(191,655)
Total	$5,110,851,452	$—	$16,214,549	$5,127,066,001
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended May 31, 2018. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted market price was available. Transfers from Level 3 to Level 1 were the result of securities no longer being fair valued due to the availability of quoted market prices. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
41

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
42

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY18
43

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	39,304	2,092,545
American Axle & Manufacturing Holdings, Inc. *	33,614	531,773
Aptiv plc	115,961	11,306,197
Autoliv, Inc.	37,510	5,550,355
BorgWarner, Inc.	83,990	4,097,032
Cooper Tire & Rubber Co.	22,830	586,731
Cooper-Standard Holding, Inc. *	8,766	1,088,737
Dana, Inc.	63,588	1,418,012
Delphi Technologies plc	38,584	1,933,058
Dorman Products, Inc. *	14,828	956,703
Ford Motor Co.	1,673,185	19,325,287
Fox Factory Holding Corp. *	16,220	644,745
General Motors Co.	560,694	23,941,634
Gentex Corp.	112,410	2,701,212
Gentherm, Inc. *	22,668	802,447
Harley-Davidson, Inc.	78,867	3,239,856
LCI Industries	9,308	816,312
Lear Corp.	30,824	6,103,152
Modine Manufacturing Co. *	17,025	306,450
Motorcar Parts of America, Inc. *	5,591	119,927
Standard Motor Products, Inc.	8,382	379,286
Stoneridge, Inc. *	5,691	179,437
Superior Industries International, Inc.	7,882	137,935
Tenneco, Inc.	22,742	1,004,742
Tesla, Inc. *(a)	56,790	16,169,817
The Goodyear Tire & Rubber Co.	111,656	2,727,756
Thor Industries, Inc.	18,535	1,716,341
Tower International, Inc.	9,124	268,246
Visteon Corp. *	14,888	1,860,404
Winnebago Industries, Inc.	13,347	483,829
		112,489,958

Banks 6.5%
1st Source Corp.	14,872	790,893
Access National Corp.	4,191	119,988
Ameris Bancorp	21,256	1,183,959
Arrow Financial Corp.	5,185	193,919
Associated Banc-Corp.	78,167	2,157,409
Banc of California, Inc.	14,344	278,274
BancFirst Corp.	8,516	508,831
BancorpSouth Bank	37,340	1,250,890
Bank of America Corp.	4,153,910	120,629,546
Bank of Hawaii Corp.	18,535	1,574,178
Bank of the Ozarks, Inc.	53,832	2,559,173
BankUnited, Inc.	49,440	2,084,885
Banner Corp.	15,684	940,256
BB&T Corp.	340,110	17,855,775
Beneficial Bancorp, Inc.	35,261	576,517
Berkshire Hills Bancorp, Inc.	15,264	599,875
Bofl Holding, Inc. *	19,924	821,068
BOK Financial Corp.	12,546	1,266,519
Security	Number of Shares	Value ($)
Boston Private Financial Holdings, Inc.	52,268	888,556
Bridge Bancorp, Inc.	3,991	147,467
Brookline Bancorp, Inc.	33,393	607,753
Bryn Mawr Bank Corp.	10,590	497,201
Cadence BanCorp	5,891	172,076
Camden National Corp.	6,785	310,210
Capitol Federal Financial, Inc.	63,631	836,111
Carolina Financial Corp.	3,500	153,195
Cathay General Bancorp	29,744	1,254,899
CenterState Banks Corp.	30,228	929,511
Central Pacific Financial Corp.	15,372	452,552
Chemical Financial Corp.	34,985	1,963,358
CIT Group, Inc.	58,730	2,932,389
Citigroup, Inc.	1,115,529	74,394,629
Citizens Financial Group, Inc.	209,161	8,544,227
City Holding Co.	7,414	550,786
CoBiz Financial, Inc.	24,996	557,911
Columbia Banking System, Inc.	25,949	1,103,351
Comerica, Inc.	78,041	7,358,486
Commerce Bancshares, Inc.	42,756	2,761,182
Community Bank System, Inc.	18,555	1,111,073
Community Trust Bancorp, Inc.	9,232	471,294
ConnectOne Bancorp, Inc.	11,388	298,935
Cullen/Frost Bankers, Inc.	27,346	3,123,734
Customers Bancorp, Inc. *	16,164	489,931
CVB Financial Corp.	37,284	864,616
Dime Community Bancshares, Inc.	6,591	134,127
Eagle Bancorp, Inc. *	11,636	704,560
East West Bancorp, Inc.	63,019	4,378,560
Enterprise Financial Services Corp.	12,769	697,187
Essent Group Ltd. *	33,576	1,151,657
F.N.B. Corp.	124,117	1,644,550
FB Financial Corp.	2,900	118,668
FCB Financial Holdings, Inc., Class A *	16,377	998,178
Federal Agricultural Mortgage Corp., Class C	1,900	177,669
Fidelity Southern Corp.	5,091	124,322
Fifth Third Bancorp	303,843	9,291,519
Financial Institutions, Inc.	3,791	120,743
First Bancorp (North Carolina)	8,360	347,860
First BanCorp (Puerto Rico) *	59,544	461,466
First Busey Corp.	22,390	718,943
First Citizens BancShares, Inc., Class A	4,215	1,851,607
First Commonwealth Financial Corp.	48,366	758,863
First Community Bancshares, Inc.	5,685	195,848
First Financial Bancorp	53,492	1,682,323
First Financial Bankshares, Inc.	28,042	1,475,009
First Financial Corp.	4,392	191,491
First Foundation, Inc. *	6,791	131,677
First Hawaiian, Inc.	25,025	732,732
First Horizon National Corp.	127,563	2,365,018
First Interstate BancSystem, Inc., Class A	15,172	662,258
First Merchants Corp.	19,060	867,039
First Midwest Bancorp, Inc.	37,070	973,829
First Republic Bank	64,810	6,455,076
Flagstar Bancorp, Inc. *	7,698	267,813
Flushing Financial Corp.	16,964	452,769

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fulton Financial Corp.	89,288	1,558,076
German American Bancorp, Inc.	8,331	300,499
Glacier Bancorp, Inc.	26,584	1,036,510
Great Southern Bancorp, Inc.	3,916	225,170
Great Western Bancorp, Inc.	27,318	1,190,792
Green Bancorp, Inc.	5,291	118,783
Guaranty Bancorp	5,291	178,307
Hancock Whitney Corp.	33,363	1,676,491
Hanmi Financial Corp.	15,684	469,736
HarborOne Bancorp, Inc. *	12,255	226,105
Heartland Financial USA, Inc.	11,623	637,522
Heritage Commerce Corp.	7,782	132,761
Heritage Financial Corp.	9,792	314,813
Hilltop Holdings, Inc.	26,809	628,671
Home BancShares, Inc.	77,433	1,782,508
HomeStreet, Inc. *	10,268	275,182
HomeTrust Bancshares, Inc. *	4,391	118,118
Hope Bancorp, Inc.	56,118	1,009,563
Horizon Bancorp, Inc.	5,191	162,842
Huntington Bancshares, Inc.	457,925	6,809,345
IBERIABANK Corp.	21,299	1,701,790
Independent Bank Corp.	15,044	1,178,697
Independent Bank Group, Inc.	10,083	758,746
International Bancshares Corp.	31,140	1,345,248
Investors Bancorp, Inc.	118,152	1,576,148
JPMorgan Chase & Co.	1,489,275	159,367,318
Kearny Financial Corp.	34,498	498,496
KeyCorp	453,221	8,810,616
Lakeland Bancorp, Inc.	15,519	311,932
Lakeland Financial Corp.	12,267	598,507
LegacyTexas Financial Group, Inc.	19,340	812,087
LendingTree, Inc. *	3,941	1,020,325
Live Oak Bancshares, Inc.	13,618	402,412
M&T Bank Corp.	66,082	11,371,391
MB Financial, Inc.	33,680	1,663,455
Mercantile Bank Corp.	7,670	276,887
Meridian Bancorp, Inc.	31,528	616,372
Meta Financial Group, Inc.	4,489	507,930
MGIC Investment Corp. *	138,330	1,437,249
Midland States Bancorp, Inc.	5,585	181,177
National Bank Holdings Corp., Class A	5,012	195,167
National Commerce Corp. *	2,700	124,335
Nationstar Mortgage Holdings, Inc. *	19,780	354,458
NBT Bancorp, Inc.	24,716	941,680
New York Community Bancorp, Inc.	187,871	2,177,425
Nicolet Bankshares, Inc. *	2,200	125,026
NMI Holdings, Inc., Class A *	28,251	470,379
Northfield Bancorp, Inc.	22,533	368,189
Northwest Bancshares, Inc.	55,605	958,630
OceanFirst Financial Corp.	20,417	598,626
Ocwen Financial Corp. *	58,865	257,240
OFG Bancorp	10,282	144,976
Old National Bancorp	55,960	1,004,482
Opus Bank	4,191	124,054
Oritani Financial Corp.	8,482	134,864
Pacific Premier Bancorp, Inc. *	13,166	543,756
PacWest Bancorp	53,970	2,863,648
Park National Corp.	7,584	870,795
Peapack Gladstone Financial Corp.	3,500	120,750
People's United Financial, Inc.	165,453	3,045,990
Peoples Bancorp, Inc.	3,891	146,029
PHH Corp. *	11,673	126,068
Pinnacle Financial Partners, Inc.	30,691	2,057,832
Popular, Inc.	40,787	1,845,204
Preferred Bank	7,583	483,037
Prosperity Bancshares, Inc.	30,106	2,180,578
Provident Financial Services, Inc.	29,656	828,589
QCR Holdings, Inc.	2,700	129,735
Radian Group, Inc.	88,978	1,414,750
Security	Number of Shares	Value ($)
Regions Financial Corp.	498,791	9,097,948
Renasant Corp.	16,556	793,364
S&T Bancorp, Inc.	29,970	1,353,745
Sandy Spring Bancorp, Inc.	7,820	324,921
Seacoast Banking Corp. of Florida *	26,640	830,635
ServisFirst Bancshares, Inc.	19,450	817,095
Signature Bank *	23,317	2,972,684
Simmons First National Corp., Class A	40,028	1,280,896
South State Corp.	11,920	1,067,138
Southside Bancshares, Inc.	16,483	562,894
State Bank Financial Corp.	23,955	803,690
Sterling Bancorp	86,305	2,118,788
Stock Yards Bancorp, Inc.	8,267	328,200
SunTrust Banks, Inc.	205,593	13,879,583
SVB Financial Group *	22,824	7,124,055
Synovus Financial Corp.	56,106	3,035,896
TCF Financial Corp.	74,388	1,957,148
Texas Capital Bancshares, Inc. *	20,965	2,019,978
TFS Financial Corp.	26,729	427,664
The Bancorp, Inc. *	51,573	583,806
The First of Long Island Corp.	22,650	577,575
The PNC Financial Services Group, Inc.	205,324	29,445,515
Tompkins Financial Corp.	7,882	664,216
Towne Bank	36,354	1,150,604
TriCo Bancshares	12,774	497,164
TriState Capital Holdings, Inc. *	10,122	260,135
Triumph Bancorp, Inc. *	3,991	163,831
TrustCo Bank Corp.	37,200	323,640
Trustmark Corp.	29,656	954,034
U.S. Bancorp	677,853	33,885,871
UMB Financial Corp.	14,828	1,142,497
Umpqua Holdings Corp.	109,334	2,573,722
Union Bankshares Corp.	22,332	917,845
United Bankshares, Inc.	52,451	1,911,839
United Community Banks, Inc.	30,012	974,190
United Financial Bancorp, Inc.	22,534	392,542
Univest Corp. of Pennsylvania	16,032	466,531
Valley National Bancorp	96,539	1,227,011
Veritex Holdings, Inc. *	8,422	258,892
Walker & Dunlop, Inc.	14,042	788,037
Washington Federal, Inc.	44,484	1,443,506
Washington Trust Bancorp, Inc.	9,132	557,052
Waterstone Financial, Inc.	6,991	121,294
Webster Financial Corp.	37,409	2,397,917
Wells Fargo & Co.	1,904,066	102,800,523
WesBanco, Inc.	20,341	947,687
Westamerica Bancorp	15,450	884,204
Western Alliance Bancorp *	37,184	2,240,708
Wintrust Financial Corp.	21,035	1,937,534
WSFS Financial Corp.	12,267	642,177
Zions Bancorp	85,929	4,709,768
		794,863,807

Capital Goods 7.4%
3M Co.	257,298	50,746,885
A.O. Smith Corp.	59,312	3,740,808
AAON, Inc.	16,249	495,595
AAR Corp.	14,828	662,663
Actuant Corp., Class A	33,363	779,026
Acuity Brands, Inc.	18,535	2,191,764
Advanced Drainage Systems, Inc.	19,545	566,805
AECOM *	68,340	2,255,220
Aegion Corp. *	26,703	686,267
Aerojet Rocketdyne Holdings, Inc. *	22,560	652,886
Aerovironment, Inc. *	9,482	548,629
AGCO Corp.	27,675	1,760,130
Air Lease Corp.	34,472	1,530,902
Aircastle Ltd.	36,830	786,689

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alamo Group, Inc.	6,939	639,845
Albany International Corp., Class A	11,419	702,268
Allegion plc	37,602	2,873,921
Allison Transmission Holdings, Inc.	62,911	2,598,853
Altra Industrial Motion Corp.	8,020	331,627
American Woodmark Corp. *	5,141	530,037
AMETEK, Inc.	100,089	7,309,500
Apogee Enterprises, Inc.	13,509	589,668
Applied Industrial Technologies, Inc.	17,021	1,187,215
Arconic, Inc.	185,818	3,279,688
Argan, Inc.	3,100	119,970
Armstrong Flooring, Inc. *	8,694	113,891
Armstrong World Industries, Inc. *	18,702	1,133,341
Astec Industries, Inc.	7,550	441,751
Astronics Corp. *	9,378	330,106
Atkore International Group, Inc. *	8,382	181,051
Axon Enterprise, Inc. *	19,425	1,236,984
AZZ, Inc.	17,178	742,948
Barnes Group, Inc.	18,719	1,112,283
Beacon Roofing Supply, Inc. *	27,417	1,148,772
BMC Stock Holdings, Inc. *	41,348	841,432
Briggs & Stratton Corp.	18,776	346,417
Builders FirstSource, Inc. *	37,300	730,334
BWX Technologies, Inc.	45,900	3,063,366
CAI International, Inc. *	5,791	139,042
Carlisle Cos., Inc.	25,949	2,786,663
Caterpillar, Inc.	257,347	39,093,583
Chart Industries, Inc. *	20,115	1,296,009
CIRCOR International, Inc.	8,878	427,298
Colfax Corp. *	42,704	1,305,888
Columbus McKinnon Corp.	13,841	573,433
Comfort Systems USA, Inc.	15,140	709,309
Continental Building Products, Inc. *	13,061	395,095
Crane Co.	22,242	1,848,533
CSW Industrials, Inc. *	11,695	568,377
Cubic Corp.	10,632	739,456
Cummins, Inc.	66,062	9,406,568
Curtiss-Wright Corp.	18,535	2,358,579
Deere & Co.	138,168	20,657,498
Donaldson Co., Inc.	57,668	2,721,930
Douglas Dynamics, Inc.	13,623	627,339
Dover Corp.	67,454	5,208,123
DXP Enterprises, Inc. *	3,791	147,925
Dycom Industries, Inc. *	13,354	1,244,059
Eaton Corp. plc	192,801	14,764,701
EMCOR Group, Inc.	25,949	1,970,308
Emerson Electric Co.	278,656	19,739,991
Encore Wire Corp.	7,885	381,634
EnerSys	18,729	1,496,634
Engility Holdings, Inc. *	7,432	233,662
EnPro Industries, Inc.	7,566	557,312
ESCO Technologies, Inc.	14,828	831,851
Esterline Technologies Corp. *	13,137	958,344
Evoqua Water Technologies Corp. *	10,122	195,253
Fastenal Co.	123,860	6,593,068
Federal Signal Corp.	25,995	621,021
Flowserve Corp.	59,395	2,455,389
Fluor Corp.	67,012	3,266,165
Fortive Corp.	128,955	9,373,739
Fortune Brands Home & Security, Inc.	63,519	3,567,862
Franklin Electric Co., Inc.	16,072	743,330
Gardner Denver Holdings, Inc. *	21,125	694,379
Gates Industrial Corp. plc *	8,582	127,529
GATX Corp.	20,451	1,470,427
Generac Holdings, Inc. *	26,243	1,314,512
General Cable Corp.	26,119	774,428
General Dynamics Corp.	121,135	24,434,141
General Electric Co.	3,749,242	52,789,327
Gibraltar Industries, Inc. *	15,756	624,725
Security	Number of Shares	Value ($)
Global Brass & Copper Holdings, Inc.	7,608	238,891
GMS, Inc. *	16,320	488,784
Graco, Inc.	77,847	3,534,254
Granite Construction, Inc.	20,095	1,142,803
Griffon Corp.	18,600	422,220
H&E Equipment Services, Inc.	16,554	572,272
Harris Corp.	52,290	7,868,076
Harsco Corp. *	40,777	999,036
HD Supply Holdings, Inc. *	90,159	3,672,176
HEICO Corp.	21,146	1,942,472
HEICO Corp., Class A	22,205	1,688,690
Herc Holdings, Inc. *	9,313	508,955
Hexcel Corp.	37,526	2,657,967
Hillenbrand, Inc.	29,656	1,383,452
Honeywell International, Inc.	326,986	48,364,499
Hubbell, Inc.	21,753	2,342,581
Huntington Ingalls Industries, Inc.	18,677	4,128,924
Hyster-Yale Materials Handling, Inc.	4,365	291,146
IDEX Corp.	33,363	4,626,781
Illinois Tool Works, Inc.	133,807	19,228,066
Ingersoll-Rand plc	110,272	9,653,211
Insteel Industries, Inc.	4,191	131,094
ITT, Inc.	37,070	1,913,553
Jacobs Engineering Group, Inc.	51,898	3,362,990
JELD-WEN Holding, Inc. *	27,787	760,530
John Bean Technologies Corp.	11,180	987,194
Johnson Controls International plc	407,878	13,688,386
Kadant, Inc.	6,180	602,859
Kaman Corp.	11,675	826,240
KBR, Inc.	58,115	1,070,478
Kennametal, Inc.	35,076	1,305,879
KLX, Inc. *	19,052	1,406,609
Kratos Defense & Security Solutions, Inc. *	48,840	546,520
L3 Technologies, Inc.	34,407	6,823,940
Lennox International, Inc.	15,455	3,142,156
Lincoln Electric Holdings, Inc.	23,084	2,068,326
Lindsay Corp.	3,928	386,594
Lockheed Martin Corp.	108,161	34,020,961
Lydall, Inc. *	9,560	400,564
Masco Corp.	139,269	5,190,556
Masonite International Corp. *	13,322	880,584
MasTec, Inc. *	27,876	1,300,415
Mercury Systems, Inc. *	24,184	893,115
Meritor, Inc. *	41,301	856,996
Milacron Holdings Corp. *	15,804	311,497
Moog, Inc., Class A	15,112	1,232,081
MRC Global, Inc. *	41,475	856,459
MSC Industrial Direct Co., Inc., Class A	18,535	1,702,069
Mueller Industries, Inc.	31,011	936,532
Mueller Water Products, Inc., Class A	93,800	1,117,158
MYR Group, Inc. *	7,211	281,517
National Presto Industries, Inc.	1,200	135,480
Navistar International Corp. *	27,462	1,028,177
NCI Building Systems, Inc. *	8,982	172,005
Nexeo Solutions, Inc. *	12,073	116,867
NN, Inc.	18,250	394,200
Nordson Corp.	22,242	2,794,262
Northrop Grumman Corp.	75,719	24,779,043
NOW, Inc. *	53,710	755,163
nVent Electric plc *	78,360	2,121,989
Orbital ATK, Inc.	25,426	3,399,965
Oshkosh Corp.	33,426	2,431,741
Owens Corning	46,688	2,951,615
PACCAR, Inc.	148,280	9,227,464
Park-Ohio Holdings Corp.	2,800	110,460
Parker-Hannifin Corp.	57,289	9,790,690
Patrick Industries, Inc. *	13,176	798,466
Pentair plc	78,381	3,420,547

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PGT Innovations, Inc. *	31,028	642,280
Plug Power, Inc. *(a)	170,794	319,385
Primoris Services Corp.	18,933	493,583
Proto Labs, Inc. *	13,399	1,615,919
Quanex Building Products Corp.	14,872	249,850
Quanta Services, Inc. *	63,324	2,280,297
Raven Industries, Inc.	17,864	675,259
Raytheon Co.	126,968	26,599,796
RBC Bearings, Inc. *	11,121	1,398,021
Regal Beloit Corp.	23,145	1,838,870
REV Group, Inc.	9,072	153,861
Rexnord Corp. *	55,972	1,633,263
Rockwell Automation, Inc.	53,782	9,433,901
Rockwell Collins, Inc.	69,046	9,494,515
Roper Technologies, Inc.	43,277	11,935,364
Rush Enterprises, Inc., Class A *	11,510	495,275
Sensata Technologies Holding plc *	67,755	3,461,603
Simpson Manufacturing Co., Inc.	25,316	1,602,756
SiteOne Landscape Supply, Inc. *	16,888	1,277,577
Snap-on, Inc.	24,542	3,627,798
Spirit AeroSystems Holdings, Inc., Class A	52,649	4,459,897
SPX Corp. *	15,762	540,006
SPX FLOW, Inc. *	19,220	837,415
Standex International Corp.	8,965	894,259
Stanley Black & Decker, Inc.	65,732	9,152,524
Sun Hydraulics Corp.	7,885	392,358
Sunrun, Inc. *	17,164	207,684
Teledyne Technologies, Inc. *	14,875	2,996,717
Tennant Co.	11,121	876,335
Terex Corp.	37,390	1,479,896
Textron, Inc.	114,917	7,651,174
The Boeing Co.	240,412	84,663,490
The Gorman-Rupp Co.	6,244	208,362
The Greenbrier Cos., Inc.	14,381	714,736
The KeyW Holding Corp. *	15,864	149,915
The Manitowoc Co., Inc. *	15,698	384,444
The Middleby Corp. *	26,428	2,632,757
The Timken Co.	33,363	1,578,070
The Toro Co.	45,072	2,614,176
Thermon Group Holdings, Inc. *	27,578	635,949
Titan International, Inc.	26,019	302,081
Titan Machinery, Inc. *	5,991	108,377
TPI Composites, Inc. *	5,291	139,153
TransDigm Group, Inc.	20,664	6,904,049
Trex Co., Inc. *	14,920	1,758,024
TriMas Corp. *	15,447	441,784
Trinity Industries, Inc.	65,088	2,244,885
Triton International Ltd.	22,896	797,010
Triumph Group, Inc.	23,084	489,381
Tutor Perini Corp. *	15,436	305,633
United Rentals, Inc. *	34,787	5,550,962
United Technologies Corp.	320,590	40,016,044
Univar, Inc. *	39,340	1,072,802
Universal Forest Products, Inc.	38,064	1,399,994
USG Corp. *	33,839	1,403,642
Valmont Industries, Inc.	8,561	1,251,190
Veritiv Corp. *	3,200	106,400
W.W. Grainger, Inc.	23,115	7,142,304
Wabash National Corp.	26,220	524,662
WABCO Holdings, Inc. *	20,219	2,445,084
Wabtec Corp.	37,270	3,634,198
Watsco, Inc.	16,402	3,018,296
Watts Water Technologies, Inc., Class A	11,215	862,994
Welbilt, Inc. *	63,019	1,226,980
Wesco Aircraft Holdings, Inc. *	12,773	146,890
WESCO International, Inc. *	18,535	1,100,052
Willscot Corp. *	9,482	115,680
Security	Number of Shares	Value ($)
Woodward, Inc.	22,242	1,685,276
Xylem, Inc.	74,140	5,219,456
		904,123,838

Commercial & Professional Services 1.0%
ABM Industries, Inc.	23,246	661,581
ACCO Brands Corp.	45,692	589,427
ADT, Inc.	24,346	183,082
Advanced Disposal Services, Inc. *	22,580	527,920
ASGN, Inc. *	19,660	1,513,820
Barrett Business Services, Inc.	1,500	129,330
Brady Corp., Class A	26,969	1,051,791
Casella Waste Systems, Inc., Class A *	25,582	603,224
CBIZ, Inc. *	11,773	243,112
Cintas Corp.	36,577	6,666,158
Clean Harbors, Inc. *	22,242	1,178,826
Copart, Inc. *	89,848	4,926,366
CoStar Group, Inc. *	15,081	5,749,179
Covanta Holding Corp.	69,912	1,139,566
Deluxe Corp.	22,242	1,479,983
Ennis, Inc.	5,991	109,336
Equifax, Inc.	51,898	5,914,296
Exponent, Inc.	15,902	1,563,167
Forrester Research, Inc.	2,800	118,300
Franklin Covey Co. *	4,391	123,168
FTI Consulting, Inc. *	15,300	948,447
GP Strategies Corp. *	11,169	215,003
Healthcare Services Group, Inc.	29,656	1,072,064
Heidrick & Struggles International, Inc.	4,091	154,640
Heritage-Crystal Clean, Inc. *	5,091	103,347
Herman Miller, Inc.	22,498	736,809
HNI Corp.	22,242	825,401
Huron Consulting Group, Inc. *	11,367	460,363
ICF International, Inc.	7,620	538,353
IHS Markit Ltd. *	151,299	7,456,015
InnerWorkings, Inc. *	12,773	112,275
Insperity, Inc.	19,569	1,800,348
Interface, Inc.	37,852	859,240
KAR Auction Services, Inc.	56,583	2,985,885
Kelly Services, Inc., Class A	11,580	259,508
Kforce, Inc.	14,940	502,731
Kimball International, Inc., Class B	30,340	493,025
Knoll, Inc.	12,800	258,560
Korn/Ferry International	23,991	1,311,828
LSC Communications, Inc.	7,482	94,722
ManpowerGroup, Inc.	27,719	2,494,710
Matthews International Corp., Class A	14,828	815,540
McGrath RentCorp	7,816	508,665
Mistras Group, Inc. *	6,091	117,252
Mobile Mini, Inc.	22,846	1,041,778
MSA Safety, Inc.	13,192	1,226,856
Multi-Color Corp.	5,341	370,665
Navigant Consulting, Inc. *	15,224	370,857
Nielsen Holdings plc	152,979	4,615,376
Pitney Bowes, Inc.	93,768	834,535
Quad/Graphics, Inc.	6,591	130,304
R.R. Donnelley & Sons Co.	46,168	288,088
Republic Services, Inc.	104,363	7,037,197
Resources Connection, Inc.	22,438	373,593
Robert Half International, Inc.	52,275	3,328,872
Rollins, Inc.	44,718	2,225,615
RPX Corp.	42,533	444,470
SP Plus Corp. *	14,934	537,624
Steelcase, Inc., Class A	37,460	539,424
Stericycle, Inc. *	37,070	2,353,945
Team, Inc. *	6,591	140,059
Tetra Tech, Inc.	29,134	1,600,913
The Brink's Co.	22,242	1,762,678

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	15,328	1,882,432
TransUnion	61,499	4,218,831
TriNet Group, Inc. *	15,475	830,079
TrueBlue, Inc. *	28,530	736,074
UniFirst Corp.	7,414	1,316,726
US Ecology, Inc.	8,576	519,706
Verisk Analytics, Inc. *	64,779	6,882,121
Viad Corp.	12,869	680,770
VSE Corp.	2,400	118,584
WageWorks, Inc. *	20,611	977,992
Waste Management, Inc.	169,947	14,056,316
		121,038,843

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	20,445	488,840
American Outdoor Brands Corp. *	30,412	382,887
Beazer Homes USA, Inc. *	20,545	310,229
Brunswick Corp.	37,070	2,357,652
Callaway Golf Co.	50,133	949,519
Carter's, Inc.	20,965	2,285,395
Cavco Industries, Inc. *	3,851	799,468
Century Communities, Inc. *	9,316	280,412
Columbia Sportswear Co.	14,828	1,291,667
Crocs, Inc. *	59,628	1,063,764
D.R. Horton, Inc.	146,650	6,190,096
Deckers Outdoor Corp. *	11,821	1,337,664
Ethan Allen Interiors, Inc.	7,986	187,272
Fossil Group, Inc. *	22,431	490,790
G-III Apparel Group Ltd. *	20,500	858,950
Garmin Ltd.	48,191	2,895,797
GoPro, Inc., Class A *	320	1,773
Hanesbrands, Inc.	163,108	2,973,459
Hasbro, Inc.	48,191	4,180,569
Helen of Troy Ltd. *	13,837	1,242,563
Installed Building Products, Inc. *	12,892	781,900
iRobot Corp. *(a)	12,942	807,710
Johnson Outdoors, Inc., Class A	1,800	136,584
KB Home	38,980	1,026,733
La-Z-Boy, Inc.	22,776	710,611
Leggett & Platt, Inc.	55,946	2,310,570
Lennar Corp., B Shares	11,483	475,167
Lennar Corp., Class A	120,591	6,239,378
LGI Homes, Inc. *	11,347	691,146
Lululemon Athletica, Inc. *	43,098	4,527,445
M.D.C Holdings, Inc.	18,830	594,651
M/I Homes, Inc. *	8,492	235,908
Malibu Boats, Inc., Class A *	4,391	188,286
Mattel, Inc.	128,181	1,989,369
Meritage Homes Corp. *	18,610	842,102
Michael Kors Holdings Ltd. *	65,040	3,732,646
Mohawk Industries, Inc. *	26,113	5,328,097
Movado Group, Inc.	3,891	191,048
Nautilus, Inc. *	9,682	144,746
Newell Brands, Inc.	204,318	4,817,818
NIKE, Inc., Class B	563,793	40,480,337
NVR, Inc. *	1,448	4,330,302
Oxford Industries, Inc.	7,416	611,968
Perry Ellis International, Inc. *	4,491	123,503
Polaris Industries, Inc.	28,363	3,173,820
PulteGroup, Inc.	118,534	3,585,653
PVH Corp.	33,746	5,399,360
Ralph Lauren Corp.	23,730	3,193,583
Roku, Inc. *	9,078	340,062
Skechers U.S.A., Inc., Class A *	59,980	1,743,019
Steven Madden Ltd.	23,821	1,258,940
Sturm Ruger & Co., Inc. (a)	8,949	548,126
Tapestry, Inc.	125,988	5,508,195
Taylor Morrison Home Corp., Class A *	35,430	761,745
Security	Number of Shares	Value ($)
Tempur Sealy International, Inc. *	23,518	1,084,885
Toll Brothers, Inc.	67,851	2,679,436
TopBuild Corp. *	16,168	1,357,304
TRI Pointe Group, Inc. *	49,068	846,914
Tupperware Brands Corp.	19,263	812,128
Under Armour, Inc., Class A *(a)	73,311	1,532,200
Under Armour, Inc., Class C *	65,388	1,237,141
Unifi, Inc. *	15,376	484,498
Universal Electronics, Inc. *	4,050	120,083
VF Corp.	142,120	11,534,459
Vista Outdoor, Inc. *	160	2,710
Whirlpool Corp.	31,556	4,567,731
William Lyon Homes, Class A *	16,564	395,051
Wolverine World Wide, Inc.	44,484	1,491,549
		165,545,383

Consumer Services 2.2%
Adtalem Global Education, Inc. *	28,048	1,339,292
American Public Education, Inc. *	3,400	144,840
Aramark	98,437	3,821,324
BBX Capital Corp.	50,957	449,441
Belmond Ltd., Class A *	37,070	442,986
Biglari Holdings, Inc., Class A *	30	32,100
Biglari Holdings, Inc., Class B *	300	64,557
BJ's Restaurants, Inc.	3,891	217,896
Bloomin' Brands, Inc.	43,827	930,009
Boyd Gaming Corp.	34,422	1,299,430
Bright Horizons Family Solutions, Inc. *	23,110	2,338,732
Brinker International, Inc.	26,779	1,171,046
Caesars Entertainment Corp. *	42,475	516,071
Capella Education Co.	6,691	635,310
Career Education Corp. *	32,112	494,204
Carnival Corp.	179,499	11,179,198
Carriage Services, Inc.	5,344	134,402
Carrols Restaurant Group, Inc. *	9,682	123,930
Chegg, Inc. *	38,980	1,090,271
Chipotle Mexican Grill, Inc. *	9,720	4,181,350
Choice Hotels International, Inc.	15,947	1,281,341
Churchill Downs, Inc.	4,424	1,324,546
Chuy's Holdings, Inc. *	12,823	377,637
CorePoint Lodging, Inc. *	22,372	623,955
Cracker Barrel Old Country Store, Inc. (a)	11,121	1,742,772
Darden Restaurants, Inc.	52,206	4,563,326
Dave & Buster's Entertainment, Inc. *	19,379	806,942
Del Frisco's Restaurant Group, Inc. *	7,982	105,761
Denny's Corp. *	37,300	568,825
Dine Brands Global, Inc.	7,165	454,619
Domino's Pizza, Inc.	19,370	4,871,168
Dunkin' Brands Group, Inc.	41,478	2,655,836
Eldorado Resorts, Inc. *	24,880	1,124,576
Extended Stay America, Inc.	70,432	1,482,594
Fiesta Restaurant Group, Inc. *	6,391	158,816
Graham Holdings Co., Class B	1,912	1,110,585
Grand Canyon Education, Inc. *	22,302	2,477,752
H&R Block, Inc.	82,048	2,252,218
Hilton Grand Vacations, Inc. *	35,988	1,430,883
Hilton Worldwide Holdings, Inc.	122,288	9,869,864
Houghton Mifflin Harcourt Co. *	73,118	497,202
Hyatt Hotels Corp., Class A	23,996	1,961,193
ILG, Inc.	46,370	1,587,709
International Speedway Corp., Class A	11,263	469,667
Jack in the Box, Inc.	15,384	1,241,027
K12, Inc. *	26,855	433,440
Las Vegas Sands Corp.	153,620	12,383,308
Laureate Education, Inc., Class A *	8,882	144,155
Marriott International, Inc., Class A	134,220	18,168,019
Marriott Vacations Worldwide Corp.	11,323	1,361,478
McDonald's Corp.	346,508	55,444,745

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MGM Resorts International	220,153	6,923,812
Monarch Casino & Resort, Inc. *	2,700	120,258
Norwegian Cruise Line Holdings Ltd. *	83,881	4,390,332
Papa John's International, Inc.	15,084	774,563
Penn National Gaming, Inc. *	45,206	1,540,620
Pinnacle Entertainment, Inc. *	22,841	774,538
Planet Fitness, Inc., Class A *	38,520	1,526,548
Playa Hotels & Resorts N.V. *	11,673	122,450
Potbelly Corp. *	9,382	124,781
Red Robin Gourmet Burgers, Inc. *	8,796	442,879
Red Rock Resorts, Inc., Class A	24,148	831,657
Regis Corp. *	22,498	388,990
Royal Caribbean Cruises Ltd.	74,100	7,779,018
Ruth's Hospitality Group, Inc.	20,205	536,443
Scientific Games Corp., Class A *	27,801	1,648,599
SeaWorld Entertainment, Inc. *(a)	32,112	569,988
Service Corp. International	85,696	3,144,186
ServiceMaster Global Holdings, Inc. *	59,688	3,410,572
Shake Shack, Inc., Class A *	6,736	401,600
Six Flags Entertainment Corp.	34,995	2,257,877
Sonic Corp.	10,884	264,264
Sotheby's *	17,778	974,590
Starbucks Corp.	612,879	34,731,853
Strayer Education, Inc.	5,891	643,886
Texas Roadhouse, Inc.	25,949	1,608,060
The Cheesecake Factory, Inc.	18,977	983,198
The Wendy's Co.	69,265	1,115,859
Vail Resorts, Inc.	17,028	4,100,172
Weight Watchers International, Inc. *	11,122	837,709
Wingstop, Inc.	13,165	666,281
Wyndham Worldwide Corp.	42,925	4,654,787
Wynn Resorts Ltd.	35,473	6,953,063
Yum! Brands, Inc.	147,041	11,958,845
Zoe's Kitchen, Inc. *(a)	7,682	69,753
		270,854,379

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	25,242	4,020,041
AG Mortgage Investment Trust, Inc.	19,305	364,478
AGNC Investment Corp.	169,040	3,181,333
Ally Financial, Inc.	199,559	5,118,688
American Express Co.	311,514	30,621,826
Ameriprise Financial, Inc.	67,145	9,308,311
Annaly Capital Management, Inc.	488,163	5,091,540
Anworth Mortgage Asset Corp.	60,048	304,443
Apollo Commercial Real Estate Finance, Inc.	30,291	563,110
Arbor Realty Trust, Inc.	14,073	134,538
Arlington Asset Investment Corp., Class A (a)	10,582	121,058
ARMOUR Residential REIT, Inc.	29,820	690,929
Artisan Partners Asset Management, Inc., Class A	24,086	777,978
Berkshire Hathaway, Inc., Class B *	834,915	159,911,270
BGC Partners, Inc., Class A	97,207	1,113,992
BlackRock, Inc.	53,235	28,439,734
Blackstone Mortgage Trust, Inc., Class A	37,891	1,196,977
Cannae Holdings, Inc. *	37,104	741,709
Capital One Financial Corp.	211,063	19,839,922
Capstead Mortgage Corp.	31,248	285,919
Cboe Global Markets, Inc.	46,230	4,510,199
Chimera Investment Corp.	79,038	1,455,090
CME Group, Inc.	146,789	23,911,928
Cohen & Steers, Inc.	11,121	432,941
Cowen, Inc., Class A *	8,582	128,301
Credit Acceptance Corp. *	5,707	2,014,628
CYS Investments, Inc.	121,061	886,167
Diamond Hill Investment Group, Inc.	1,300	254,722
Security	Number of Shares	Value ($)
Discover Financial Services	161,363	11,918,271
Donnelley Financial Solutions, Inc. *	25,448	390,881
Dynex Capital, Inc.	19,355	125,420
E*TRADE Financial Corp. *	115,365	7,308,373
Eaton Vance Corp.	48,191	2,592,676
Encore Capital Group, Inc. *	12,597	496,952
Enova International, Inc. *	7,191	241,618
Evercore, Inc., Class A	23,306	2,433,146
EZCORP, Inc., Class A *	10,982	136,177
FactSet Research Systems, Inc.	18,535	3,725,720
Federated Investors, Inc., Class B	42,904	1,041,280
FGL Holdings *	34,383	285,035
Financial Engines, Inc.	31,030	1,385,490
FirstCash, Inc.	17,320	1,571,790
Franklin Resources, Inc.	148,220	4,975,745
Granite Point Mortgage Trust, Inc.	13,263	242,580
Green Dot Corp., Class A *	23,928	1,705,349
Greenhill & Co., Inc.	11,933	314,435
Hamilton Lane, Inc., Class A	6,711	313,806
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,612	579,764
Houlihan Lokey, Inc.	16,032	783,805
Interactive Brokers Group, Inc., Class A	37,435	2,724,519
Intercontinental Exchange, Inc.	254,262	18,024,633
INTL FCStone, Inc. *	4,695	234,750
Invesco Ltd.	175,297	4,789,114
Invesco Mortgage Capital, Inc.	59,496	965,620
Investment Technology Group, Inc.	15,372	337,262
Janus Henderson Group plc	75,934	2,345,601
Jefferies Financial Group, Inc.	145,458	3,182,621
Ladder Capital Corp., Class A	41,220	639,734
Lazard Ltd., Class A	55,669	2,863,613
Legg Mason, Inc.	41,770	1,556,768
LendingClub Corp. *	185,665	610,838
LPL Financial Holdings, Inc.	37,040	2,547,241
MarketAxess Holdings, Inc.	16,288	3,479,931
MFA Financial, Inc.	144,573	1,124,778
Moelis & Co., Class A	15,664	928,092
Moody's Corp.	71,213	12,146,801
Morgan Stanley	603,520	30,260,493
Morningstar, Inc.	7,728	927,437
MSCI, Inc.	40,744	6,623,752
MTGE Investment Corp.	28,858	575,717
Nasdaq, Inc.	48,279	4,434,909
Navient Corp.	130,219	1,798,324
Nelnet, Inc., Class A	11,197	687,944
New Residential Investment Corp.	131,294	2,347,537
New York Mortgage Trust, Inc.	24,046	148,123
Northern Trust Corp.	88,968	9,120,999
OneMain Holdings, Inc. *	37,880	1,232,236
PennyMac Mortgage Investment Trust	31,512	589,905
Piper Jaffray Cos.	9,135	683,298
PJT Partners, Inc., Class A	5,205	287,680
PRA Group, Inc. *	19,245	742,857
Raymond James Financial, Inc.	51,865	5,008,084
Redwood Trust, Inc.	40,777	667,112
S&P Global, Inc.	109,989	21,722,828
Santander Consumer USA Holdings, Inc.	53,329	955,122
SEI Investments Co.	52,486	3,347,557
SLM Corp. *	178,760	2,043,227
Starwood Property Trust, Inc.	96,761	2,100,681
State Street Corp.	156,666	15,057,169
Stifel Financial Corp.	26,102	1,534,798
Synchrony Financial	317,452	10,993,363
T. Rowe Price Group, Inc.	103,796	12,602,910
TD Ameritrade Holding Corp.	117,149	6,935,221
The Bank of New York Mellon Corp.	447,493	24,500,242
The Charles Schwab Corp. (b)	514,419	28,611,985
The Goldman Sachs Group, Inc.	152,246	34,389,327

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	70,725	1,099,774
Virtu Financial, Inc., Class A	20,643	640,965
Virtus Investment Partners, Inc.	1,750	219,713
Voya Financial, Inc.	79,568	4,132,762
Waddell & Reed Financial, Inc., Class A	41,504	805,178
Western Asset Mortgage Capital Corp.	12,873	136,068
Westwood Holdings Group, Inc.	5,759	334,195
WisdomTree Investments, Inc.	51,840	568,166
World Acceptance Corp. *	2,000	215,700
		645,575,359

Energy 6.0%
Alta Mesa Resources, Inc. *	22,246	149,493
Anadarko Petroleum Corp.	224,372	15,661,166
Andeavor	64,141	9,263,885
Antero Resources Corp. *	87,061	1,663,736
Apache Corp.	165,175	6,607,000
Apergy Corp. *	33,403	1,442,676
Arch Coal, Inc., Class A	9,478	778,712
Archrock, Inc.	37,072	428,182
Baker Hughes a GE Co.	179,393	6,205,204
Bonanza Creek Energy, Inc. *	12,118	445,700
Bristow Group, Inc.	13,724	162,355
C&J Energy Services, Inc. *	32,240	867,901
Cabot Oil & Gas Corp.	201,824	4,611,678
Cactus, Inc., Class A *	4,891	164,925
California Resources Corp. *	24,434	897,705
Callon Petroleum Co. *	89,174	1,055,820
Carrizo Oil & Gas, Inc. *	32,978	833,024
Centennial Resource Development, Inc., Class A *	74,600	1,312,960
Cheniere Energy, Inc. *	93,196	6,208,718
Chesapeake Energy Corp. *	329,995	1,475,078
Chevron Corp.	828,459	102,977,454
Cimarex Energy Co.	40,906	3,800,986
CNX Resources Corp. *	75,613	1,221,906
Concho Resources, Inc. *	63,665	8,741,841
ConocoPhillips	520,113	35,050,415
CONSOL Energy, Inc. *	9,345	411,741
Continental Resources, Inc. *	37,348	2,515,014
Core Laboratories N.V.	18,555	2,304,160
CVR Energy, Inc. (a)	7,189	271,241
Delek US Holdings, Inc.	26,848	1,497,581
Denbury Resources, Inc. *	236,407	1,004,730
Devon Energy Corp.	230,201	9,569,456
Diamond Offshore Drilling, Inc. *(a)	42,638	774,306
Diamondback Energy, Inc.	43,549	5,258,977
Dril-Quip, Inc. *	16,300	783,215
Energen Corp. *	38,230	2,593,523
Ensco plc, Class A	193,104	1,255,176
EOG Resources, Inc.	249,595	29,404,787
EQT Corp.	106,691	5,498,854
Exterran Corp. *	19,445	535,904
Extraction Oil & Gas, Inc. *	78,894	1,338,042
Exxon Mobil Corp.	1,838,133	149,329,925
Fairmount Santrol Holdings, Inc. *	84,058	473,247
Forum Energy Technologies, Inc. *	30,712	434,575
Frank's International N.V.	27,895	205,865
FTS International, Inc. *	6,191	117,258
Gener8 Maritime, Inc. *	40,510	270,607
Green Plains, Inc.	29,815	636,550
Gulfport Energy Corp. *	83,077	922,985
Halcon Resources Corp. *	100,866	488,191
Halliburton Co.	383,317	19,066,188
Helix Energy Solutions Group, Inc. *	71,579	544,000
Helmerich & Payne, Inc.	48,755	3,236,357
Hess Corp.	115,608	6,985,035
HighPoint Resources Corp. *	57,356	409,522
Security	Number of Shares	Value ($)
HollyFrontier Corp.	79,274	6,118,367
International Seaways, Inc. *	12,567	262,650
Jagged Peak Energy, Inc. *	15,756	189,860
Keane Group, Inc. *	15,756	230,825
Kinder Morgan, Inc.	799,203	13,330,706
Kosmos Energy Ltd. *	116,115	902,214
Laredo Petroleum, Inc. *	57,620	534,714
Mammoth Energy Services, Inc. *	3,791	143,148
Marathon Oil Corp.	360,102	7,716,986
Marathon Petroleum Corp.	213,566	16,878,121
Matador Resources Co. *	44,681	1,254,196
Matrix Service Co. *	10,378	201,333
McDermott International, Inc. *	82,993	1,803,438
Murphy Oil Corp.	67,262	2,068,306
Nabors Industries Ltd.	126,188	942,624
NACCO Industries, Inc., Class A	3,707	142,163
National Oilwell Varco, Inc.	176,596	7,314,606
Natural Gas Services Group, Inc. *	9,018	207,865
Newfield Exploration Co. *	85,434	2,498,090
Newpark Resources, Inc. *	39,509	428,673
Noble Corp. plc *	73,634	409,405
Noble Energy, Inc.	208,872	7,456,730
Oasis Petroleum, Inc. *	120,580	1,571,157
Occidental Petroleum Corp.	327,511	27,576,426
Oceaneering International, Inc.	44,868	1,069,204
Oil States International, Inc. *	35,200	1,246,080
ONEOK, Inc.	175,563	11,966,374
Par Pacific Holdings, Inc. *	21,834	388,864
Parsley Energy, Inc., Class A *	103,716	3,057,548
Patterson-UTI Energy, Inc.	92,469	1,912,259
PBF Energy, Inc., Class A	45,725	2,157,305
PDC Energy, Inc. *	27,052	1,636,375
Peabody Energy Corp.	46,560	2,014,651
Penn Virginia Corp. *	6,189	426,793
Phillips 66	187,538	21,846,302
Pioneer Natural Resources Co.	72,790	14,055,749
ProPetro Holding Corp. *	21,945	357,045
QEP Resources, Inc. *	108,502	1,311,789
Range Resources Corp.	87,619	1,387,885
Resolute Energy Corp. *(a)	15,056	536,897
REX American Resources Corp. *	2,500	190,050
Ring Energy, Inc. *	30,712	424,133
Rowan Cos. plc, Class A *	61,728	962,957
RPC, Inc. (a)	34,139	560,562
RSP Permian, Inc. *	53,634	2,345,951
Sanchez Energy Corp. *(a)	56,975	224,481
SandRidge Energy, Inc. *	15,988	232,466
Schlumberger Ltd.	598,276	41,083,613
SEACOR Holdings, Inc. *	6,176	322,572
SEACOR Marine Holdings, Inc. *	6,591	154,757
SemGroup Corp., Class A	22,348	565,404
SM Energy Co.	41,863	1,096,811
Southwestern Energy Co. *	219,042	1,036,069
SRC Energy, Inc. *	99,531	1,287,931
Superior Energy Services, Inc. *	80,418	878,969
Talos Energy, Inc. *	12,465	400,376
Targa Resources Corp.	96,405	4,688,175
TechnipFMC plc	193,254	6,019,862
Tellurian, Inc. *(a)	50,454	564,580
TETRA Technologies, Inc. *	52,646	222,166
The Williams Cos., Inc.	361,717	9,715,719
Tidewater, Inc. *	6,334	183,496
Transocean Ltd. *	163,806	2,072,146
Ultra Petroleum Corp. *	81,870	145,729
Unit Corp. *	30,968	676,341
US Silica Holdings, Inc.	29,720	919,240
Valero Energy Corp.	189,712	22,993,094
W&T Offshore, Inc. *	33,319	228,235
Weatherford International plc *	441,374	1,496,258

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Whiting Petroleum Corp. *	42,109	2,207,354
WildHorse Resource Development Corp. *	10,378	278,753
World Fuel Services Corp.	28,112	586,979
WPX Energy, Inc. *	183,701	3,345,195
		733,829,679

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	17,040	1,649,472
Costco Wholesale Corp.	189,154	37,497,889
Ingles Markets, Inc., Class A	8,382	240,563
Performance Food Group Co. *	40,482	1,447,232
PriceSmart, Inc.	10,388	879,344
Rite Aid Corp. *	574,908	919,853
Smart & Final Stores, Inc. *	11,564	53,194
SpartanNash Co.	9,410	232,992
Sprouts Farmers Market, Inc. *	55,990	1,214,983
SUPERVALU, Inc. *	20,845	385,424
Sysco Corp.	208,801	13,578,329
The Andersons, Inc.	11,808	381,399
The Chefs' Warehouse, Inc. *	10,222	278,038
The Kroger Co.	388,913	9,462,253
United Natural Foods, Inc. *	17,132	780,877
US Foods Holding Corp. *	57,125	2,038,220
Walgreens Boots Alliance, Inc.	371,515	23,178,821
Walmart, Inc.	630,615	52,050,962
Weis Markets, Inc.	3,500	190,855
		146,460,700

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	826,209	46,052,890
Archer-Daniels-Midland Co.	244,170	10,675,112
B&G Foods, Inc. (a)	31,392	883,685
Brown-Forman Corp., Class A	22,526	1,237,128
Brown-Forman Corp., Class B	121,366	6,864,461
Bunge Ltd.	63,820	4,438,681
Cal-Maine Foods, Inc. *	14,377	690,815
Calavo Growers, Inc.	8,482	746,416
Campbell Soup Co.	83,896	2,822,261
Coca-Cola Bottling Co. Consolidated	3,810	485,432
ConAgra Brands, Inc.	178,356	6,609,873
Constellation Brands, Inc., Class A	74,109	16,532,236
Darling Ingredients, Inc. *	79,685	1,497,281
Dean Foods Co.	36,301	347,401
Dr. Pepper Snapple Group, Inc.	78,698	9,388,671
Farmer Brothers Co. *	3,791	110,697
Flowers Foods, Inc.	93,158	1,891,107
Fresh Del Monte Produce, Inc.	18,535	832,407
Freshpet, Inc. *	13,133	299,432
General Mills, Inc.	249,284	10,542,220
Hormel Foods Corp.	118,624	4,257,415
Hostess Brands, Inc. *	45,797	624,213
Ingredion, Inc.	31,635	3,523,823
J&J Snack Foods Corp.	8,531	1,208,160
John B Sanfilippo & Son, Inc.	2,100	142,422
Kellogg Co.	104,322	6,717,294
Lamb Weston Holdings, Inc.	59,452	3,790,065
Lancaster Colony Corp.	7,426	936,419
Landec Corp. *	12,255	172,795
McCormick & Co., Inc. Non-Voting Shares	48,678	4,916,478
MGP Ingredients, Inc.	7,944	703,441
Molson Coors Brewing Co., Class B	83,038	5,119,293
Mondelez International, Inc., Class A	652,143	25,609,656
Monster Beverage Corp. *	178,062	9,109,652
National Beverage Corp.	6,622	624,322
PepsiCo, Inc.	614,451	61,598,713
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	671,136	53,382,157
Pilgrim's Pride Corp. *	28,358	552,697
Pinnacle Foods, Inc.	51,933	3,320,596
Post Holdings, Inc. *	31,165	2,395,654
Sanderson Farms, Inc.	8,082	791,066
Seaboard Corp.	76	309,701
The Boston Beer Co., Inc., Class A *	4,158	1,055,508
The Coca-Cola Co.	1,659,514	71,359,102
The Hain Celestial Group, Inc. *	46,053	1,175,273
The Hershey Co.	57,675	5,193,057
The J.M. Smucker Co.	48,458	5,209,235
The Kraft Heinz Co.	257,135	14,780,120
Tootsie Roll Industries, Inc. (a)	12,420	361,422
TreeHouse Foods, Inc. *	26,026	1,246,906
Tyson Foods, Inc., Class A	126,261	8,518,830
Universal Corp.	12,797	846,522
Vector Group Ltd.	41,158	798,465
		423,298,678

Health Care Equipment & Services 6.0%
Abaxis, Inc.	12,325	1,020,510
Abbott Laboratories	755,430	46,481,608
ABIOMED, Inc. *	18,716	7,133,416
Acadia Healthcare Co., Inc. *	39,540	1,589,113
Accuray, Inc. *	68,038	299,367
Aetna, Inc.	142,022	25,014,335
Align Technology, Inc. *	31,918	10,595,180
Allscripts Healthcare Solutions, Inc. *	58,115	735,155
Amedisys, Inc. *	8,749	667,986
AmerisourceBergen Corp.	72,078	5,920,487
AMN Healthcare Services, Inc. *	23,958	1,353,627
Analogic Corp.	6,743	564,052
AngioDynamics, Inc. *	27,338	574,918
Anika Therapeutics, Inc. *	8,778	356,913
Antares Pharma, Inc. *	44,101	115,104
Anthem, Inc.	111,453	24,677,923
athenahealth, Inc. *	19,450	2,926,641
AtriCure, Inc. *	28,248	669,760
Atrion Corp.	1,200	708,000
AxoGen, Inc. *	15,656	768,710
Baxter International, Inc.	215,335	15,254,331
Becton Dickinson & Co.	114,154	25,295,385
BioScrip, Inc. *	46,092	122,144
BioTelemetry, Inc. *	8,748	369,603
Boston Scientific Corp. *	596,862	18,138,636
Brookdale Senior Living, Inc. *	36,365	286,193
Cantel Medical Corp.	15,381	1,677,913
Capital Senior Living Corp. *	9,682	105,631
Cardinal Health, Inc.	140,034	7,294,371
Cardiovascular Systems, Inc. *	24,450	735,945
Centene Corp. *	85,613	10,030,419
Cerner Corp. *	137,545	8,208,686
Cerus Corp. *	52,154	343,695
Chemed Corp.	7,461	2,432,286
Cigna Corp.	107,732	18,246,569
Community Health Systems, Inc. *	66,912	273,670
Computer Programs & Systems, Inc. (a)	4,091	133,162
CONMED Corp.	11,158	765,997
CorVel Corp. *	2,300	116,150
Cotiviti Holdings, Inc. *	13,940	475,493
CryoLife, Inc. *	28,060	773,053
CVS Health Corp.	438,076	27,769,638
Danaher Corp.	271,277	26,932,381
DaVita, Inc. *	64,552	4,314,656
DENTSPLY SIRONA, Inc.	98,576	4,318,615
DexCom, Inc. *	38,028	3,346,084
Diplomat Pharmacy, Inc. *	28,660	674,656
Edwards Lifesciences Corp. *	90,152	12,378,771

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encompass Health Corp.	37,070	2,400,282
Endologix, Inc. *	28,937	162,337
Envision Healthcare Corp. *	42,997	1,843,711
Evolent Health, Inc., Class A *	34,449	704,482
Express Scripts Holding Co. *	249,309	18,900,115
Glaukos Corp. *	11,450	432,467
Globus Medical, Inc., Class A *	36,676	2,037,352
Haemonetics Corp. *	22,242	2,009,565
Halyard Health, Inc. *	18,834	1,033,987
HCA Healthcare, Inc.	125,300	12,923,442
HealthEquity, Inc. *	19,845	1,474,682
HealthStream, Inc.	5,491	152,924
Henry Schein, Inc. *	67,810	4,692,452
Heska Corp. *	5,458	583,679
Hill-Rom Holdings, Inc.	25,949	2,387,308
HMS Holdings Corp. *	42,051	909,563
Hologic, Inc. *	124,318	4,710,409
Humana, Inc.	60,919	17,726,211
ICU Medical, Inc. *	7,161	2,084,209
IDEXX Laboratories, Inc. *	37,682	7,845,769
Inogen, Inc. *	7,782	1,421,694
Inovalon Holdings, Inc., Class A *	39,500	410,800
Insulet Corp. *	27,855	2,612,520
Integer Holdings Corp. *	16,350	1,079,100
Integra LifeSciences Holdings Corp. *	22,270	1,437,306
Intuitive Surgical, Inc. *	47,916	22,025,548
Invacare Corp.	23,934	394,911
iRhythm Technologies, Inc. *	10,516	799,531
K2M Group Holdings, Inc. *	19,905	471,549
Kindred Healthcare, Inc. *	52,446	469,392
Laboratory Corp. of America Holdings *	44,852	8,099,823
Lantheus Holdings, Inc. *	19,645	275,030
LeMaitre Vascular, Inc.	3,300	112,464
LHC Group, Inc. *	13,226	1,018,005
LifePoint Health, Inc. *	15,412	814,524
LivaNova plc *	19,503	1,834,257
Magellan Health, Inc. *	10,450	955,652
Masimo Corp. *	22,242	2,203,070
McKesson Corp.	90,638	12,865,158
Medidata Solutions, Inc. *	23,249	1,793,893
MEDNAX, Inc. *	37,670	1,727,169
Medtronic plc	590,901	51,006,574
Meridian Bioscience, Inc.	9,082	134,414
Merit Medical Systems, Inc. *	18,535	950,845
Molina Healthcare, Inc. *	15,976	1,356,842
National HealthCare Corp.	3,760	249,664
Natus Medical, Inc. *	15,988	589,957
Neogen Corp. *	20,506	1,552,509
Nevro Corp. *	12,009	944,988
NuVasive, Inc. *	19,908	1,020,484
NxStage Medical, Inc. *	24,174	668,169
Omnicell, Inc. *	13,552	630,846
OraSure Technologies, Inc. *	38,126	648,523
Orthofix International N.V. *	11,623	635,197
Owens & Minor, Inc.	13,152	214,378
Patterson Cos., Inc.	33,557	702,012
Penumbra, Inc. *	11,692	1,881,243
Premier, Inc., Class A *	28,348	924,712
Quality Systems, Inc. *	31,628	556,653
Quest Diagnostics, Inc.	56,389	6,007,120
Quidel Corp. *	11,710	734,217
R1 RCM, Inc. *	18,855	149,520
ResMed, Inc.	59,312	6,097,867
Select Medical Holdings Corp. *	57,160	1,034,596
STERIS plc	33,437	3,472,098
Stryker Corp.	138,698	24,136,226
Surgery Partners, Inc. *(a)	7,091	115,229
Surmodics, Inc. *	3,500	181,300
Tactile Systems Technology, Inc. *	3,791	188,147
Security	Number of Shares	Value ($)
Teladoc, Inc. *	24,432	1,243,589
Teleflex, Inc.	18,535	4,951,811
Tenet Healthcare Corp. *	34,114	1,208,659
The Cooper Cos., Inc.	21,077	4,769,936
The Ensign Group, Inc.	17,900	655,319
The Providence Service Corp. *	8,682	625,104
Tivity Health, Inc. *	19,610	687,330
Triple-S Management Corp., Class B *	12,823	469,963
UnitedHealth Group, Inc.	418,629	101,103,090
Universal Health Services, Inc., Class B	37,070	4,262,309
US Physical Therapy, Inc.	7,091	661,945
Varex Imaging Corp. *	15,343	567,077
Varian Medical Systems, Inc. *	38,359	4,521,375
Veeva Systems, Inc., Class A *	49,658	3,841,543
Vocera Communications, Inc. *	20,257	547,344
WellCare Health Plans, Inc. *	18,535	4,108,653
West Pharmaceutical Services, Inc.	29,656	2,758,008
Wright Medical Group N.V. *	45,920	1,146,163
Zimmer Biomet Holdings, Inc.	85,338	9,516,040
		725,252,868

Household & Personal Products 1.3%
Avon Products, Inc. *	238,286	428,915
Central Garden & Pet Co. *	3,000	122,490
Central Garden & Pet Co., Class A *	15,188	577,296
Church & Dwight Co., Inc.	107,958	5,068,628
Colgate-Palmolive Co.	382,292	24,118,802
Coty, Inc., Class A	212,511	2,815,771
Edgewell Personal Care Co. *	26,063	1,139,474
elf Beauty, Inc. *(a)	6,091	114,815
Energizer Holdings, Inc.	30,973	1,881,300
Herbalife Nutrition Ltd. *	53,778	2,730,309
HRG Group, Inc. *	60,590	768,281
Inter Parfums, Inc.	3,600	191,880
Kimberly-Clark Corp.	152,761	15,405,947
Medifast, Inc.	4,116	602,953
Nu Skin Enterprises, Inc., Class A	22,988	1,882,487
Revlon, Inc., Class A *(a)	11,480	198,030
Spectrum Brands Holdings, Inc.	10,633	847,344
The Clorox Co.	56,436	6,819,162
The Estee Lauder Cos., Inc., Class A	96,768	14,461,010
The Procter & Gamble Co.	1,093,207	79,989,956
USANA Health Sciences, Inc. *	2,400	280,800
WD-40 Co.	6,212	854,461
		161,300,111

Insurance 2.7%
Aflac, Inc.	352,237	15,871,799
Alleghany Corp.	6,746	3,848,998
Ambac Financial Group, Inc. *	18,832	348,957
American Equity Investment Life Holding Co.	39,517	1,400,482
American Financial Group, Inc.	30,202	3,318,596
American International Group, Inc.	383,276	20,233,140
American National Insurance Co.	3,834	456,246
AMERISAFE, Inc.	7,420	442,603
AmTrust Financial Services, Inc.	41,901	559,797
Aon plc	110,338	15,432,976
Arch Capital Group Ltd. *	57,026	4,473,690
Argo Group International Holdings Ltd.	14,326	870,305
Arthur J. Gallagher & Co.	76,490	5,069,757
Aspen Insurance Holdings Ltd.	29,656	1,287,070
Assurant, Inc.	23,980	2,238,533
Assured Guaranty Ltd.	54,245	1,925,155
Athene Holding Ltd., Class A *	54,592	2,438,625
Axis Capital Holdings Ltd.	41,546	2,361,890
Brighthouse Financial, Inc. *	42,223	1,989,126

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brown & Brown, Inc.	96,382	2,677,492
Chubb Ltd.	201,236	26,299,533
Cincinnati Financial Corp.	63,019	4,371,628
CNA Financial Corp.	14,844	697,371
CNO Financial Group, Inc.	82,510	1,651,850
Employers Holdings, Inc.	14,828	587,189
Enstar Group Ltd. *	5,364	1,090,233
Erie Indemnity Co., Class A	10,044	1,135,072
Everest Re Group Ltd.	18,657	4,203,236
FBL Financial Group, Inc., Class A	5,995	471,207
First American Financial Corp.	44,484	2,316,727
FNF Group	111,319	4,114,350
Genworth Financial, Inc., Class A *	219,077	753,625
Greenlight Capital Re Ltd., Class A *	7,482	106,993
Health Insurance Innovations, Inc., Class A *(a)	3,891	124,123
Horace Mann Educators Corp.	15,433	682,139
Infinity Property & Casualty Corp.	3,707	536,403
James River Group Holdings Ltd.	16,032	608,094
Kemper Corp.	22,242	1,722,643
Kinsale Capital Group, Inc.	6,768	358,433
Lincoln National Corp.	97,087	6,435,897
Loews Corp.	111,985	5,472,707
Maiden Holdings Ltd.	43,644	381,885
Markel Corp. *	5,767	6,326,860
Marsh & McLennan Cos., Inc.	219,344	17,628,677
MBIA, Inc. *(a)	42,204	345,229
Mercury General Corp.	14,828	698,547
MetLife, Inc.	452,617	20,815,856
National General Holdings Corp.	28,026	767,352
National Western Life Group, Inc., Class A	1,100	342,276
Old Republic International Corp.	96,526	2,025,115
Primerica, Inc.	18,535	1,822,917
Principal Financial Group, Inc.	114,959	6,414,712
ProAssurance Corp.	23,114	887,578
Prudential Financial, Inc.	185,556	17,969,243
Reinsurance Group of America, Inc.	28,865	4,313,586
RenaissanceRe Holdings Ltd.	16,518	2,027,915
RLI Corp.	21,199	1,392,350
Safety Insurance Group, Inc.	7,414	637,604
Selective Insurance Group, Inc.	22,242	1,264,458
State Auto Financial Corp.	4,091	126,903
Stewart Information Services Corp.	6,884	290,436
The Allstate Corp.	157,060	14,681,969
The Hanover Insurance Group, Inc.	15,756	1,910,257
The Hartford Financial Services Group, Inc.	153,450	8,030,039
The Navigators Group, Inc.	7,426	436,649
The Progressive Corp.	255,400	15,857,786
The Travelers Cos., Inc.	118,839	15,273,188
Third Point Reinsurance Ltd. *	45,680	609,828
Torchmark Corp.	46,423	3,938,063
Trupanion, Inc. *(a)	4,291	136,325
United Fire Group, Inc.	7,620	408,737
United Insurance Holdings Corp.	6,091	126,023
Universal Insurance Holdings, Inc.	15,856	565,266
Unum Group	97,025	3,765,540
Validus Holdings Ltd.	37,309	2,528,058
W.R. Berkley Corp.	44,628	3,412,703
White Mountains Insurance Group Ltd.	1,512	1,363,945
Willis Towers Watson plc	56,016	8,466,818
XL Group Ltd.	116,023	6,448,558
		325,423,941

Security	Number of Shares	Value ($)
Materials 3.3%
A. Schulman, Inc.	15,148	662,725
AdvanSix, Inc. *	12,428	453,746
Air Products & Chemicals, Inc.	93,881	15,153,332
AK Steel Holding Corp. *	134,000	605,680
Albemarle Corp.	45,452	4,248,398
Alcoa Corp. *	71,929	3,457,627
Allegheny Technologies, Inc. *	59,540	1,698,081
American Vanguard Corp.	6,091	131,261
AptarGroup, Inc.	25,949	2,395,612
Ashland Global Holdings, Inc.	29,988	2,330,667
Avery Dennison Corp.	37,694	3,959,001
Axalta Coating Systems Ltd. *	96,818	3,012,008
Balchem Corp.	14,828	1,429,864
Ball Corp.	163,476	6,040,438
Bemis Co., Inc.	42,571	1,800,753
Berry Global Group, Inc. *	50,408	2,434,202
Boise Cascade Co.	22,714	1,083,458
Cabot Corp.	25,949	1,563,427
Carpenter Technology Corp.	19,086	1,144,015
Celanese Corp., Series A	59,696	6,740,872
Century Aluminum Co. *	12,930	229,120
CF Industries Holdings, Inc.	100,898	4,150,944
Chase Corp.	2,500	297,375
Clearwater Paper Corp. *	9,526	229,100
Cleveland-Cliffs, Inc. *	142,712	1,207,344
Coeur Mining, Inc. *	103,873	837,216
Commercial Metals Co.	48,191	1,139,235
Compass Minerals International, Inc.	14,828	969,751
Crown Holdings, Inc. *	59,606	2,583,324
Domtar Corp.	29,656	1,425,564
DowDuPont, Inc.	1,011,069	64,819,634
Eagle Materials, Inc.	24,027	2,604,046
Eastman Chemical Co.	63,019	6,573,512
Ecolab, Inc.	111,993	15,971,322
Ferro Corp. *	33,640	688,274
Flotek Industries, Inc. *	19,155	59,955
FMC Corp.	55,652	4,846,733
Freeport-McMoRan, Inc.	571,497	9,658,299
GCP Applied Technologies, Inc. *	30,327	959,850
Graphic Packaging Holding Co.	133,571	1,934,108
Greif, Inc., Class A	12,123	706,892
H.B. Fuller Co.	18,777	967,954
Hawkins, Inc.	5,959	186,815
Haynes International, Inc.	7,414	315,688
Hecla Mining Co.	183,385	689,528
Huntsman Corp.	82,342	2,632,474
Ingevity Corp. *	16,483	1,255,016
Innophos Holdings, Inc.	11,448	544,123
Innospec, Inc.	12,792	981,146
International Flavors & Fragrances, Inc.	33,363	4,074,623
International Paper Co.	178,744	9,562,804
Kaiser Aluminum Corp.	7,414	817,468
KapStone Paper & Packaging Corp.	42,094	1,448,034
KMG Chemicals, Inc.	4,524	302,429
Koppers Holdings, Inc. *	15,356	618,847
Kraton Corp. *	11,419	554,050
Kronos Worldwide, Inc.	5,091	125,951
Louisiana-Pacific Corp.	55,605	1,622,554
LyondellBasell Industries N.V., Class A	139,472	15,637,601
Martin Marietta Materials, Inc.	27,025	6,023,062
Materion Corp.	7,520	410,216
McEwen Mining, Inc. *(a)	121,736	273,906
Mercer International, Inc.	38,310	614,876
Minerals Technologies, Inc.	14,856	1,084,488
Monsanto Co.	192,810	24,575,563
Myers Industries, Inc.	5,691	111,544
Neenah, Inc.	10,152	823,835

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NewMarket Corp.	3,833	1,472,984
Newmont Mining Corp.	227,155	8,843,144
Nucor Corp.	134,718	8,647,548
Olin Corp.	82,795	2,676,762
OMNOVA Solutions, Inc. *	11,173	113,965
Owens-Illinois, Inc. *	69,252	1,288,087
P.H. Glatfelter Co.	13,620	238,214
Packaging Corp. of America	40,777	4,791,297
Platform Specialty Products Corp. *	113,470	1,368,448
PolyOne Corp.	37,070	1,553,974
PPG Industries, Inc.	112,554	11,358,950
PQ Group Holdings, Inc. *	8,682	142,558
Praxair, Inc.	122,701	19,173,258
Quaker Chemical Corp.	7,414	1,133,230
Rayonier Advanced Materials, Inc.	22,434	401,793
Reliance Steel & Aluminum Co.	29,703	2,779,310
Resolute Forest Products, Inc. *	31,800	341,850
Royal Gold, Inc.	25,964	2,327,932
RPM International, Inc.	55,605	2,752,447
Schnitzer Steel Industries, Inc., Class A	21,305	663,651
Schweitzer-Mauduit International, Inc.	14,828	649,615
Sealed Air Corp.	86,031	3,747,510
Sensient Technologies Corp.	22,242	1,495,775
Silgan Holdings, Inc.	37,272	1,014,544
Sonoco Products Co.	40,777	2,084,928
Steel Dynamics, Inc.	105,732	5,226,333
Stepan Co.	10,914	793,448
Summit Materials, Inc., Class A *	60,443	1,717,790
SunCoke Energy, Inc. *	37,090	502,199
The Chemours Co.	84,336	4,131,621
The Mosaic Co.	150,717	4,143,210
The Scotts Miracle-Gro Co., Class A	18,535	1,577,885
The Sherwin-Williams Co.	35,070	13,300,297
TimkenSteel Corp. *	18,616	326,338
Tredegar Corp.	6,591	157,195
Trinseo S.A.	15,792	1,141,762
Tronox Ltd., Class A	46,008	845,167
United States Steel Corp.	81,620	3,009,329
US Concrete, Inc. *	8,182	498,693
Valvoline, Inc.	83,601	1,708,804
Venator Materials plc *	21,445	377,861
Vulcan Materials Co.	55,978	7,150,630
W.R. Grace & Co.	30,327	2,171,110
Warrior Met Coal, Inc.	4,191	113,869
Westlake Chemical Corp.	15,122	1,750,069
WestRock Co.	106,699	6,282,437
Worthington Industries, Inc.	13,625	653,319
		397,132,500

Media 2.4%
Altice USA, Inc., Class A *(a)	36,733	718,498
AMC Entertainment Holdings, Inc., Class A (a)	28,023	414,740
AMC Networks, Inc., Class A *	17,176	981,952
Cable One, Inc.	1,612	1,046,575
CBS Corp., Class B Non-Voting Shares	154,467	7,780,503
Charter Communications, Inc., Class A *	81,363	21,238,998
Cinemark Holdings, Inc.	53,549	1,808,350
Comcast Corp., Class A	2,010,935	62,700,953
Discovery Communications, Inc., Class A *	59,742	1,259,959
Discovery Communications, Inc., Class C *	138,037	2,728,992
DISH Network Corp., Class A *	93,323	2,757,695
Emerald Expositions Events, Inc.	9,170	187,527
Entercom Communications Corp., Class A	54,146	370,900
Security	Number of Shares	Value ($)
Entravision Communications Corp., Class A	19,055	76,220
Gannett Co., Inc.	60,518	639,675
GCI Liberty, Inc., Class A *	43,568	1,821,142
Gray Television, Inc. *	57,881	636,691
John Wiley & Sons, Inc., Class A	18,935	1,283,793
Liberty Broadband Corp., Class A *	8,674	592,347
Liberty Broadband Corp., Class C *	62,358	4,294,595
Liberty Global plc, Class A *	89,471	2,550,818
Liberty Global plc, Class C *	272,860	7,552,765
Liberty Latin America Ltd., Class A *	26,854	581,926
Liberty Latin America Ltd., Class C *	62,428	1,340,953
Liberty Media Corp. - Liberty Braves, Class C *	15,123	377,773
Liberty Media Corp. - Liberty Formula One, Class A *	7,449	225,481
Liberty Media Corp. - Liberty Formula One, Class C *	94,164	2,973,699
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,827	1,841,999
Liberty Media Corp. - Liberty SiriusXM, Class C *	73,175	3,379,953
Lions Gate Entertainment Corp., Class A	23,434	542,966
Lions Gate Entertainment Corp., Class B	44,772	977,373
Live Nation Entertainment, Inc. *	55,696	2,374,321
Loral Space & Communications, Inc. *	2,700	103,680
Meredith Corp.	18,535	933,237
MSG Networks, Inc., Class A *	22,695	438,014
National CineMedia, Inc.	31,588	234,067
New Media Investment Group, Inc.	27,146	453,338
News Corp., Class A	175,975	2,644,904
News Corp., Class B	46,960	725,532
Nexstar Media Group, Inc., Class A	20,222	1,340,719
Omnicom Group, Inc.	101,203	7,294,712
Scholastic Corp.	12,201	548,923
Sinclair Broadcast Group, Inc., Class A	34,923	956,890
Sirius XM Holdings, Inc. (a)	660,519	4,689,685
TEGNA, Inc.	93,017	964,586
The E.W. Scripps Co., Class A	19,284	240,857
The Interpublic Group of Cos., Inc.	171,189	3,868,871
The Madison Square Garden Co., Class A *	7,565	1,982,333
The Marcus Corp.	4,191	132,226
The New York Times Co., Class A	60,844	1,384,201
The Walt Disney Co.	653,231	64,976,888
Time Warner, Inc.	335,838	31,622,506
Tribune Media Co., Class A	31,288	1,122,613
tronc, Inc. *	12,433	199,425
Twenty-First Century Fox, Inc., Class A	453,080	17,466,234
Twenty-First Century Fox, Inc., Class B	193,174	7,373,452
Viacom, Inc., Class B	157,193	4,259,930
World Wrestling Entertainment, Inc., Class A	20,405	1,181,245
		295,199,200

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	689,818	68,250,593
ACADIA Pharmaceuticals, Inc. *	37,820	684,542
Accelerate Diagnostics, Inc. *(a)	11,316	230,846
Acceleron Pharma, Inc. *	14,128	502,109
Achaogen, Inc. *(a)	10,682	132,457
Achillion Pharmaceuticals, Inc. *	96,996	328,816
Aclaris Therapeutics, Inc. *	17,756	320,851
Acorda Therapeutics, Inc. *	22,334	586,267
Aerie Pharmaceuticals, Inc. *	14,902	764,473
Agenus, Inc. *	21,355	71,539
Agilent Technologies, Inc.	140,866	8,722,423

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Agios Pharmaceuticals, Inc. *	18,711	1,749,478
Aimmune Therapeutics, Inc. *	15,056	498,203
Akcea Therapeutics, Inc. *(a)	6,291	152,494
Akebia Therapeutics, Inc. *	29,912	293,736
Akorn, Inc. *	37,460	523,316
Alder Biopharmaceuticals, Inc. *	29,417	513,327
Alexion Pharmaceuticals, Inc. *	96,986	11,262,984
Alkermes plc *	68,908	3,252,458
Allergan plc	141,659	21,362,177
Alnylam Pharmaceuticals, Inc. *	34,374	3,419,182
AMAG Pharmaceuticals, Inc. *	20,691	505,895
Amgen, Inc.	294,579	52,912,280
Amicus Therapeutics, Inc. *	70,584	1,192,870
Amneal Pharmaceuticals, Inc. *	25,252	498,474
Amphastar Pharmaceuticals, Inc. *	26,323	415,903
AnaptysBio, Inc. *	8,042	625,668
ANI Pharmaceuticals, Inc. *	6,187	391,575
Apellis Pharmaceuticals, Inc. *	19,350	394,934
Arena Pharmaceuticals, Inc. *	20,132	920,435
ARMO BioSciences, Inc. *	2,500	125,000
Array BioPharma, Inc. *	87,245	1,426,456
Arrowhead Pharmaceuticals, Inc. *	31,728	340,124
Atara Biotherapeutics, Inc. *	16,969	845,056
Athenex, Inc. *(a)	8,682	139,086
Bellicum Pharmaceuticals, Inc. *	34,990	282,719
Bio-Rad Laboratories, Inc., Class A *	9,414	2,703,042
Bio-Techne Corp.	14,828	2,228,945
BioCryst Pharmaceuticals, Inc. *	56,923	366,015
Biogen, Inc. *	91,468	26,887,933
Biohaven Pharmaceutical Holding Co., Ltd. *	3,991	139,685
BioMarin Pharmaceutical, Inc. *	79,565	7,187,902
Bluebird Bio, Inc. *	21,014	3,762,557
Blueprint Medicines Corp. *	16,656	1,400,436
Bristol-Myers Squibb Co.	708,914	37,303,055
Bruker Corp.	44,947	1,360,546
Cambrex Corp. *	13,224	599,047
Catalent, Inc. *	53,312	2,093,029
Celgene Corp. *	330,760	26,024,197
Charles River Laboratories International, Inc. *	18,829	2,024,494
Clovis Oncology, Inc. *	18,520	869,699
Coherus Biosciences, Inc. *	15,064	234,998
Corcept Therapeutics, Inc. *	38,832	718,392
Cytokinetics, Inc. *	14,864	133,776
CytomX Therapeutics, Inc. *	19,945	511,988
Depomed, Inc. *	50,257	312,599
Dynavax Technologies Corp. *	26,009	410,942
Eagle Pharmaceuticals, Inc. *	5,092	343,252
Edge Therapeutics, Inc. *	7,091	6,610
Editas Medicine, Inc. *	16,456	630,594
Eli Lilly & Co.	416,461	35,415,843
Emergent BioSolutions, Inc. *	18,630	960,563
Enanta Pharmaceuticals, Inc. *	7,978	796,125
Endo International plc *	95,025	597,707
Enzo Biochem, Inc. *	17,064	110,916
Epizyme, Inc. *	30,164	526,362
Esperion Therapeutics, Inc. *(a)	7,742	297,990
Exact Sciences Corp. *	49,459	2,944,789
Exelixis, Inc. *	128,295	2,659,555
FibroGen, Inc. *	28,623	1,542,780
Five Prime Therapeutics, Inc. *	12,255	215,198
Flexion Therapeutics, Inc. *(a)	19,045	516,310
Foundation Medicine, Inc. *	7,189	712,789
Genomic Health, Inc. *	16,520	659,478
Gilead Sciences, Inc.	564,481	38,046,019
Global Blood Therapeutics, Inc. *	17,324	834,151
Halozyme Therapeutics, Inc. *	55,560	1,022,304
Heron Therapeutics, Inc. *	27,923	910,290
Security	Number of Shares	Value ($)
Horizon Pharma plc *	71,875	1,171,562
Illumina, Inc. *	63,721	17,360,149
ImmunoGen, Inc. *	72,802	834,311
Immunomedics, Inc. *	54,512	1,202,535
Incyte Corp. *	76,423	5,217,398
Innoviva, Inc. *	44,237	654,265
Inovio Pharmaceuticals, Inc. *	27,337	130,124
Insmed, Inc. *	31,924	889,403
Intellia Therapeutics, Inc. *	7,091	192,166
Intercept Pharmaceuticals, Inc. *	5,811	407,990
Intersect ENT, Inc. *	11,112	473,927
Intra-Cellular Therapies, Inc. *	22,041	513,114
Intrexon Corp. *(a)	37,040	614,123
Ionis Pharmaceuticals, Inc. *	50,968	2,377,657
Iovance Biotherapeutics, Inc. *	34,337	501,320
IQVIA Holdings, Inc. *	62,019	6,135,540
Ironwood Pharmaceuticals, Inc. *	53,051	985,688
Jazz Pharmaceuticals plc *	25,121	4,245,449
Johnson & Johnson	1,164,222	139,264,236
Karyopharm Therapeutics, Inc. *	7,682	142,732
Keryx Biopharmaceuticals, Inc. *(a)	93,425	492,350
La Jolla Pharmaceutical Co. *(a)	8,972	279,926
Lannett Co., Inc. *(a)	10,570	174,934
Lexicon Pharmaceuticals, Inc. *	16,082	186,551
Ligand Pharmaceuticals, Inc., Class B *	8,342	1,603,583
Loxo Oncology, Inc. *	10,675	1,892,998
Luminex Corp.	28,323	802,107
MacroGenics, Inc. *	28,960	658,261
Mallinckrodt plc *	26,976	454,546
Medpace Holdings, Inc. *	3,300	139,128
Merck & Co., Inc.	1,175,258	69,963,109
Mettler-Toledo International, Inc. *	11,368	6,260,812
MiMedx Group, Inc. *(a)	32,030	269,693
Momenta Pharmaceuticals, Inc. *	32,112	757,843
Mylan N.V. *	227,413	8,746,304
MyoKardia, Inc. *	10,378	493,993
Myriad Genetics, Inc. *	28,622	1,044,989
Natera, Inc. *	13,173	153,597
Nektar Therapeutics *	79,112	6,350,320
NeoGenomics, Inc. *	44,868	520,469
Neurocrine Biosciences, Inc. *	39,072	3,761,071
Novavax, Inc. *	121,052	197,315
Omeros Corp. *(a)	21,370	436,375
OPKO Health, Inc. *(a)	78,276	303,711
Otonomy, Inc. *	56	246
Pacific Biosciences of California, Inc. *	44,392	112,312
Pacira Pharmaceuticals, Inc. *	15,444	528,957
Paratek Pharmaceuticals, Inc. *	8,582	89,682
PDL BioPharma, Inc. *	40,510	108,162
PerkinElmer, Inc.	52,595	3,909,386
Perrigo Co., plc	54,454	3,983,855
Pfizer, Inc.	2,575,549	92,539,476
Phibro Animal Health Corp., Class A	11,923	538,920
Portola Pharmaceuticals, Inc. *	26,223	1,052,853
PRA Health Sciences, Inc. *	19,249	1,634,240
Prestige Brands Holdings, Inc. *	26,356	881,081
Progenics Pharmaceuticals, Inc. *	48,724	370,302
Prothena Corp. plc *	8,850	119,387
PTC Therapeutics, Inc. *	12,097	410,088
Puma Biotechnology, Inc. *	12,515	662,669
Radius Health, Inc. *	14,350	408,975
Reata Pharmaceuticals, Inc., Class A *	10,020	355,610
Regeneron Pharmaceuticals, Inc. *	33,410	10,033,691
REGENXBIO, Inc. *	9,192	498,206
Repligen Corp. *	20,125	879,060
Retrophin, Inc. *	17,556	491,744
Revance Therapeutics, Inc. *	9,733	271,551
Sage Therapeutics, Inc. *	19,406	2,963,102
Sangamo Therapeutics, Inc. *	39,981	657,687

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	26,052	2,444,980
Seattle Genetics, Inc. *	45,203	2,734,329
Spark Therapeutics, Inc. *	16,244	1,296,109
Spectrum Pharmaceuticals, Inc. *	39,894	769,555
Supernus Pharmaceuticals, Inc. *	20,305	1,144,187
Syneos Health, Inc. *	26,986	1,160,398
Synergy Pharmaceuticals, Inc. *(a)	142,592	226,721
TESARO, Inc. *	17,673	808,893
TG Therapeutics, Inc. *	49,934	669,116
The Medicines Co. *	31,493	1,066,353
TherapeuticsMD, Inc. *(a)	56,975	336,722
Theravance Biopharma, Inc. *	20,855	507,611
Thermo Fisher Scientific, Inc.	176,008	36,657,186
Ultragenyx Pharmaceutical, Inc. *	25,103	1,837,540
United Therapeutics Corp. *	18,747	1,998,055
Vanda Pharmaceuticals, Inc. *	29,712	522,931
Vertex Pharmaceuticals, Inc. *	108,508	16,710,232
Voyager Therapeutics, Inc. *	7,091	140,898
Waters Corp. *	33,505	6,453,733
WaVe Life Sciences Ltd. *(a)	7,776	361,973
Xencor, Inc. *	23,532	941,515
ZIOPHARM Oncology, Inc. *(a)	85,807	420,454
Zoetis, Inc.	212,656	17,799,307
		901,429,362

Real Estate 3.7%
Acadia Realty Trust	58,203	1,498,727
Agree Realty Corp.	15,064	797,488
Alexander & Baldwin, Inc.	28,887	615,582
Alexander's, Inc.	1,299	503,362
Alexandria Real Estate Equities, Inc.	41,079	5,131,589
Altisource Portfolio Solutions S.A. *(a)	4,191	123,132
American Assets Trust, Inc.	30,371	1,103,986
American Campus Communities, Inc.	56,675	2,272,667
American Homes 4 Rent, Class A	90,675	1,806,246
American Tower Corp.	190,126	26,307,735
Americold Realty Trust	10,082	207,689
Apartment Investment & Management Co., Class A	71,484	2,918,692
Apple Hospitality REIT, Inc.	77,693	1,478,498
Armada Hoffler Properties, Inc.	20,945	301,608
Ashford Hospitality Trust, Inc.	67,102	494,542
AvalonBay Communities, Inc.	59,475	9,845,491
Boston Properties, Inc.	67,241	8,187,937
Braemar Hotels & Resorts, Inc.	30,812	338,932
Brandywine Realty Trust	63,019	1,024,689
Brixmor Property Group, Inc.	126,383	2,006,962
Camden Property Trust	38,499	3,387,912
CareTrust REIT, Inc.	46,443	765,845
CBL & Associates Properties, Inc.	71,615	362,372
CBRE Group, Inc., Class A *	126,333	5,835,321
Chatham Lodging Trust	20,945	435,447
Chesapeake Lodging Trust	26,805	863,925
Colony NorthStar, Inc., Class A	244,506	1,440,140
Columbia Property Trust, Inc.	75,448	1,668,910
CoreCivic, Inc.	50,536	1,087,535
CoreSite Realty Corp.	14,582	1,548,025
Corporate Office Properties Trust	45,580	1,271,682
Cousins Properties, Inc.	252,418	2,377,778
Crown Castle International Corp.	178,260	18,565,779
CubeSmart	75,136	2,291,648
CyrusOne, Inc.	41,874	2,318,982
DCT Industrial Trust, Inc.	39,544	2,575,501
DDR Corp.	66,976	1,017,365
DiamondRock Hospitality Co.	77,885	991,476
Digital Realty Trust, Inc.	87,858	9,442,978
Douglas Emmett, Inc.	66,786	2,570,593
Duke Realty Corp.	149,427	4,201,887
Security	Number of Shares	Value ($)
Easterly Government Properties, Inc.	37,909	767,657
EastGroup Properties, Inc.	14,828	1,382,414
Education Realty Trust, Inc.	31,344	1,145,310
Empire State Realty Trust, Inc., Class A	57,006	966,822
EPR Properties	24,046	1,476,184
Equinix, Inc.	34,189	13,567,905
Equity Commonwealth *	48,910	1,521,590
Equity LifeStyle Properties, Inc.	37,070	3,369,663
Equity Residential	160,672	10,281,401
Essex Property Trust, Inc.	28,146	6,727,738
Extra Space Storage, Inc.	57,119	5,497,704
Federal Realty Investment Trust	31,195	3,708,774
First Industrial Realty Trust, Inc.	52,534	1,729,945
Forest City Realty Trust, Inc., Class A	118,488	2,413,601
Four Corners Property Trust, Inc.	52,371	1,198,772
Franklin Street Properties Corp.	61,024	472,326
Front Yard Residential Corp.	42,704	449,246
FRP Holdings, Inc. *	2,100	119,280
Gaming & Leisure Properties, Inc.	81,506	2,860,861
Getty Realty Corp.	12,816	334,626
GGP, Inc.	273,311	5,542,747
Gladstone Commercial Corp.	12,567	236,260
Global Net Lease, Inc.	26,306	519,280
Government Properties Income Trust	30,044	436,539
Gramercy Property Trust	59,588	1,642,841
HCP, Inc.	207,680	4,978,090
Healthcare Realty Trust, Inc.	49,249	1,341,543
Healthcare Trust of America, Inc., Class A	81,429	2,089,468
Hersha Hospitality Trust	16,756	356,400
HFF, Inc., Class A	18,535	625,000
Highwoods Properties, Inc.	41,013	1,961,652
Hospitality Properties Trust	60,378	1,747,943
Host Hotels & Resorts, Inc.	301,347	6,518,136
Hudson Pacific Properties, Inc.	67,868	2,402,527
Independence Realty Trust, Inc.	59,328	575,482
Industrial Logistics Properties Trust	5,791	123,232
InfraREIT, Inc.	17,320	369,955
Investors Real Estate Trust	52,646	293,238
Invitation Homes, Inc.	150,864	3,320,517
Iron Mountain, Inc.	117,472	3,910,643
iStar, Inc. *	56,603	613,010
JBG SMITH Properties	38,673	1,426,647
Jones Lang LaSalle, Inc.	18,535	3,035,292
Kennedy-Wilson Holdings, Inc.	39,174	799,150
Kilroy Realty Corp.	41,447	3,156,189
Kimco Realty Corp.	190,811	2,949,938
Kite Realty Group Trust	68,025	1,067,312
Lamar Advertising Co., Class A	34,055	2,357,287
LaSalle Hotel Properties	60,129	2,062,425
Lexington Realty Trust	74,154	639,949
Liberty Property Trust	59,560	2,633,148
Life Storage, Inc.	20,060	1,855,951
LTC Properties, Inc.	15,600	641,784
Mack-Cali Realty Corp.	34,561	683,271
Marcus & Millichap, Inc. *	3,400	127,364
MedEquities Realty Trust, Inc.	11,873	124,429
Medical Properties Trust, Inc.	149,942	2,034,713
Mid-America Apartment Communities, Inc.	46,758	4,374,678
Monmouth Real Estate Investment Corp., Class A	26,847	414,786
National Health Investors, Inc.	16,871	1,245,417
National Retail Properties, Inc.	59,700	2,473,371
National Storage Affiliates Trust	25,948	729,658
New Senior Investment Group, Inc.	36,701	274,523
Newmark Group, Inc., Class A	51,183	687,388
NorthStar Realty Europe Corp.	23,272	326,041
Omega Healthcare Investors, Inc.	89,842	2,753,657

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
One Liberty Properties, Inc.	11,219	286,309
Outfront Media, Inc.	54,148	1,074,296
Paramount Group, Inc.	75,994	1,141,430
Park Hotels & Resorts, Inc.	77,234	2,488,479
Pebblebrook Hotel Trust	30,774	1,256,195
Pennsylvania Real Estate Investment Trust (a)	59,828	658,706
Physicians Realty Trust	88,904	1,353,119
Piedmont Office Realty Trust, Inc., Class A	74,140	1,424,971
PotlatchDeltic Corp.	25,516	1,288,558
Preferred Apartment Communities, Inc., Class A	20,145	295,527
Prologis, Inc.	231,156	14,874,889
PS Business Parks, Inc.	7,692	942,731
Public Storage	64,906	13,749,687
QTS Realty Trust, Inc., Class A	23,195	875,147
Quality Care Properties, Inc. *	46,360	971,242
Ramco-Gershenson Properties Trust	54,046	664,766
Rayonier, Inc.	51,898	2,017,275
RE/MAX Holdings, Inc., Class A	8,778	457,334
Realogy Holdings Corp.	61,536	1,463,941
Realty Income Corp.	116,960	6,233,968
Regency Centers Corp.	72,420	4,206,154
Retail Opportunity Investments Corp.	34,137	618,562
Retail Properties of America, Inc., Class A	96,862	1,187,528
Rexford Industrial Realty, Inc.	33,669	1,052,830
RLJ Lodging Trust	105,990	2,480,166
Ryman Hospitality Properties, Inc.	19,284	1,617,542
Sabra Health Care REIT, Inc.	82,927	1,719,077
Saul Centers, Inc.	4,062	201,313
SBA Communications Corp. *	52,179	8,247,934
Select Income REIT	26,223	566,417
Senior Housing Properties Trust	104,769	1,850,220
Seritage Growth Properties, Class A (a)	11,395	474,716
Simon Property Group, Inc.	137,135	21,971,770
SL Green Realty Corp.	41,724	4,068,924
Spirit Realty Capital, Inc.	204,005	1,787,084
STAG Industrial, Inc.	29,720	791,741
STORE Capital Corp.	82,496	2,210,893
Summit Hotel Properties, Inc.	74,530	1,139,564
Sun Communities, Inc.	30,929	2,990,216
Sunstone Hotel Investors, Inc.	104,798	1,822,437
Tanger Factory Outlet Centers, Inc.	37,275	801,040
Taubman Centers, Inc.	25,949	1,416,556
Tejon Ranch Co. *	5,091	125,239
Terreno Realty Corp.	20,305	773,824
The GEO Group, Inc.	70,467	1,747,582
The Howard Hughes Corp. *	17,401	2,196,528
The Macerich Co.	49,327	2,744,061
The RMR Group, Inc., Class A	3,711	280,552
The St. Joe Co. *	40,777	725,831
Tier REIT, Inc.	39,340	863,906
UDR, Inc.	113,282	4,131,394
UMH Properties, Inc.	9,982	146,835
Uniti Group, Inc.	71,407	1,497,405
Universal Health Realty Income Trust	7,414	460,928
Urban Edge Properties	46,008	1,006,195
Urstadt Biddle Properties, Inc., Class A	12,519	273,540
Ventas, Inc.	153,569	8,394,081
VEREIT, Inc.	420,395	3,010,028
Vornado Realty Trust	77,887	5,429,503
Washington Prime Group, Inc.	100,570	731,144
Washington Real Estate Investment Trust	25,949	744,217
Weingarten Realty Investors	51,898	1,521,649
Welltower, Inc.	160,675	9,262,914
Weyerhaeuser Co.	318,701	11,897,108
Whitestone REIT	16,756	205,093
Security	Number of Shares	Value ($)
WP Carey, Inc.	45,270	3,042,597
Xenia Hotels & Resorts, Inc.	45,838	1,153,742
		449,564,495

Retailing 6.1%
1-800-Flowers.com, Inc., Class A *	10,182	128,293
Aaron's, Inc.	28,981	1,152,864
Abercrombie & Fitch Co., Class A	22,630	539,726
Advance Auto Parts, Inc.	31,870	4,099,119
Amazon.com, Inc. *	174,336	284,101,432
America's Car-Mart, Inc. *	2,400	149,760
American Eagle Outfitters, Inc.	78,628	1,745,542
Asbury Automotive Group, Inc. *	6,225	432,949
Ascena Retail Group, Inc. *	61,256	199,695
At Home Group, Inc. *	5,085	175,992
AutoNation, Inc. *	27,177	1,240,902
AutoZone, Inc. *	12,041	7,818,462
Bed Bath & Beyond, Inc.	46,434	843,241
Best Buy Co., Inc.	111,868	7,634,991
Big Lots, Inc.	19,099	781,340
Booking Holdings, Inc. *	21,029	44,348,479
Boot Barn Holdings, Inc. *	6,491	153,707
Burlington Stores, Inc. *	31,786	4,648,703
Caleres, Inc.	22,254	789,127
Camping World Holdings, Inc., Class A	17,820	338,580
CarMax, Inc. *	80,789	5,567,978
Chico's FAS, Inc.	65,921	557,692
Conn's, Inc. *	13,367	309,446
Core-Mark Holding Co., Inc.	24,210	472,579
Dick's Sporting Goods, Inc.	37,470	1,371,402
Dillard's, Inc., Class A (a)	9,402	765,605
Dollar General Corp.	108,801	9,517,911
Dollar Tree, Inc. *	105,707	8,730,341
DSW, Inc., Class A	32,064	765,688
Expedia Group, Inc.	53,273	6,447,631
Express, Inc. *	43,979	374,261
Five Below, Inc. *	26,402	1,866,885
Floor & Decor Holdings, Inc., Class A *	17,156	806,332
Foot Locker, Inc.	56,220	3,034,193
GameStop Corp., Class A (a)	22,310	294,492
Genesco, Inc. *	10,576	462,171
Genuine Parts Co.	63,019	5,721,495
Group 1 Automotive, Inc.	9,430	662,552
Groupon, Inc. *	161,094	774,862
Guess?, Inc.	21,237	416,245
Haverty Furniture Cos., Inc.	12,542	250,840
Hibbett Sports, Inc. *	9,878	261,273
J.C. Penney Co., Inc. *(a)	170,768	413,259
Kohl's Corp.	75,624	5,047,902
L Brands, Inc.	105,820	3,588,356
Lands' End, Inc. *(a)	6,791	134,122
Liberty Expedia Holdings, Inc., Class A *	22,502	976,812
Liberty TripAdvisor Holdings, Inc., Class A *	48,140	705,251
Lithia Motors, Inc., Class A	11,579	1,131,847
LKQ Corp. *	131,864	4,189,319
Lowe's Cos., Inc.	356,782	33,897,858
Lumber Liquidators Holdings, Inc. *	6,383	135,064
Macy's, Inc.	124,571	4,348,774
MarineMax, Inc. *	10,378	243,364
Monro, Inc.	11,331	635,669
Murphy USA, Inc. *	14,527	969,823
National Vision Holdings, Inc. *	5,189	188,880
Netflix, Inc. *	187,339	65,868,392
Nordstrom, Inc.	50,063	2,454,589
Nutrisystem, Inc.	15,564	580,537
O'Reilly Automotive, Inc. *	37,126	10,002,116
Office Depot, Inc.	244,824	577,785

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ollie's Bargain Outlet Holdings, Inc. *	19,425	1,373,348
Overstock.com, Inc. *(a)	9,078	303,432
Party City Holdco, Inc. *	15,756	231,613
Penske Automotive Group, Inc.	15,182	731,013
PetMed Express, Inc.	11,767	423,259
Pier 1 Imports, Inc.	36,701	87,348
Pool Corp.	16,012	2,288,435
Qurate Retail, Inc. *	214,118	4,353,019
Rent-A-Center, Inc. (a)	42,380	402,186
RH *	16,056	1,569,153
Ross Stores, Inc.	168,486	13,290,176
Sally Beauty Holdings, Inc. *	63,019	954,108
Shutterfly, Inc. *	17,974	1,692,072
Signet Jewelers Ltd.	24,254	1,042,922
Sleep Number Corp. *	19,625	548,911
Sonic Automotive, Inc., Class A	9,378	199,751
Tailored Brands, Inc.	18,016	591,105
Target Corp.	239,049	17,424,282
The Buckle, Inc.	5,189	131,022
The Cato Corp., Class A	10,170	232,181
The Children's Place, Inc.	7,850	1,010,688
The Finish Line, Inc., Class A	20,945	285,061
The Gap, Inc.	105,154	2,942,209
The Home Depot, Inc.	505,640	94,327,142
The Michaels Cos., Inc. *	50,649	929,916
The TJX Cos., Inc.	274,963	24,834,658
Tiffany & Co.	43,760	5,722,933
Tractor Supply Co.	54,378	4,040,829
TripAdvisor, Inc. *	38,844	2,025,326
Ulta Salon, Cosmetics & Fragrance, Inc. *	25,949	6,407,068
Urban Outfitters, Inc. *	32,064	1,331,939
Wayfair, Inc., Class A *	20,583	1,900,840
Williams-Sonoma, Inc.	33,757	1,869,125
Zumiez, Inc. *	6,291	152,557
		742,494,124

Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc. *	20,184	1,322,658
Advanced Micro Devices, Inc. *	366,234	5,028,393
Amkor Technology, Inc. *	55,865	508,371
Analog Devices, Inc.	157,474	15,303,323
Applied Materials, Inc.	465,188	23,622,247
Axcelis Technologies, Inc. *	22,024	468,010
Broadcom, Inc.	176,888	44,588,158
Brooks Automation, Inc.	29,656	969,158
Cabot Microelectronics Corp.	13,821	1,564,123
Cavium, Inc. *	26,700	2,232,387
CEVA, Inc. *	18,853	635,346
Cirrus Logic, Inc. *	29,757	1,115,292
Cohu, Inc.	18,645	447,853
Cree, Inc. *	45,068	2,101,070
Cypress Semiconductor Corp.	140,948	2,320,004
Diodes, Inc. *	24,298	831,964
Entegris, Inc.	55,605	1,951,735
First Solar, Inc. *	34,633	2,341,537
FormFactor, Inc. *	56,418	764,464
Ichor Holdings Ltd. *	5,191	129,152
Impinj, Inc. *(a)	14,414	258,011
Inphi Corp. *	16,564	559,532
Integrated Device Technology, Inc. *	56,169	1,867,058
Intel Corp.	2,029,534	112,030,277
KLA-Tencor Corp.	69,307	7,847,632
Kulicke & Soffa Industries, Inc. *	33,363	803,381
Lam Research Corp.	71,610	14,191,670
Lattice Semiconductor Corp. *	101,789	585,287
MACOM Technology Solutions Holdings, Inc. *	16,239	366,189
Marvell Technology Group Ltd.	186,606	4,019,493
Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	118,718	6,962,811
MaxLinear, Inc., Class A *	24,584	451,116
Microchip Technology, Inc.	101,277	9,862,354
Micron Technology, Inc. *	497,118	28,629,026
MKS Instruments, Inc.	22,242	2,495,552
Monolithic Power Systems, Inc.	17,081	2,251,447
Nanometrics, Inc. *	5,091	213,669
NVIDIA Corp.	261,892	66,046,543
ON Semiconductor Corp. *	177,936	4,471,532
PDF Solutions, Inc. *	9,982	126,172
Photronics, Inc. *	14,964	130,187
Power Integrations, Inc.	15,956	1,199,093
Qorvo, Inc. *	53,342	4,280,695
QUALCOMM, Inc.	638,496	37,109,388
Rambus, Inc. *	44,484	598,755
Rudolph Technologies, Inc. *	12,477	417,979
Semtech Corp. *	33,376	1,615,398
Silicon Laboratories, Inc. *	18,535	1,957,296
Skyworks Solutions, Inc.	77,847	7,676,493
SolarEdge Technologies, Inc. *	15,981	892,539
SunPower Corp. *(a)	33,420	280,394
Synaptics, Inc. *	14,828	623,369
Teradyne, Inc.	78,520	2,976,693
Texas Instruments, Inc.	430,357	48,161,252
Ultra Clean Holdings, Inc. *	22,748	400,820
Universal Display Corp.	19,292	1,909,908
Veeco Instruments, Inc. *	12,833	218,803
Versum Materials, Inc.	45,010	1,799,050
Xcerra Corp. *	24,166	332,766
Xilinx, Inc.	108,611	7,397,495
Xperi Corp.	22,242	439,279
		492,701,649

Software & Services 14.9%
2U, Inc. *	20,225	1,917,330
8x8, Inc. *	43,778	818,649
Accenture plc, Class A	267,886	41,720,566
ACI Worldwide, Inc. *	45,054	1,088,054
Activision Blizzard, Inc.	331,019	23,472,557
Acxiom Corp. *	37,070	1,085,780
Adobe Systems, Inc. *	212,303	52,922,892
Akamai Technologies, Inc. *	74,140	5,588,673
Alarm.com Holdings, Inc. *	11,759	522,452
Alliance Data Systems Corp.	21,669	4,568,259
Alphabet, Inc., Class A *	129,338	142,271,800
Alphabet, Inc., Class C *	131,943	143,156,836
Altair Engineering, Inc., Class A *	4,491	158,038
ANGI Homeservices, Inc., Class A *	21,945	330,492
ANSYS, Inc. *	37,217	6,058,928
Aspen Technology, Inc. *	37,223	3,471,417
Autodesk, Inc. *	93,284	12,042,964
Automatic Data Processing, Inc.	191,221	24,862,554
Avaya Holdings Corp. *	34,007	750,535
Benefitfocus, Inc. *	17,788	596,787
Black Knight, Inc. *	61,013	3,087,258
Blackbaud, Inc.	18,719	1,824,541
Blackhawk Network Holdings, Inc. *	20,010	900,450
Blackline, Inc. *	8,908	370,751
Blucora, Inc. *	30,628	1,162,333
Booz Allen Hamilton Holding Corp.	59,397	2,678,211
Bottomline Technologies (DE), Inc. *	18,535	881,525
Box, Inc., Class A *	42,696	1,096,433
Broadridge Financial Solutions, Inc.	51,919	5,994,049
CA, Inc.	149,887	5,356,961
CACI International, Inc., Class A *	11,121	1,853,315
Cadence Design Systems, Inc. *	123,147	5,227,590
Carbonite, Inc. *	9,378	363,866
Cardtronics plc, Class A *	10,412	267,172

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cars.com, Inc. *	30,806	791,098
Cass Information Systems, Inc.	4,321	268,637
CDK Global, Inc.	60,408	3,887,255
Cision Ltd. *	15,756	232,243
Citrix Systems, Inc. *	62,491	6,600,299
Cloudera, Inc. *	36,048	584,699
Cognizant Technology Solutions Corp., Class A	253,048	19,067,167
CommVault Systems, Inc. *	15,289	1,045,003
Conduent, Inc. *	79,760	1,535,380
Convergys Corp.	46,616	1,102,002
CoreLogic, Inc. *	41,218	2,161,060
Cornerstone OnDemand, Inc. *	26,301	1,301,374
Coupa Software, Inc. *	15,807	843,778
CSG Systems International, Inc.	14,828	613,583
Dell Technologies, Inc., Class V *	84,156	6,788,023
DXC Technology Co.	124,100	11,430,851
eBay, Inc. *	421,389	15,894,793
Ebix, Inc.	13,369	997,327
Electronic Arts, Inc. *	133,866	17,524,398
Ellie Mae, Inc. *	12,732	1,353,284
Endurance International Group Holdings, Inc. *	32,512	290,982
Envestnet, Inc. *	23,569	1,246,800
EPAM Systems, Inc. *	19,515	2,403,858
Etsy, Inc. *	45,700	1,477,938
Euronet Worldwide, Inc. *	22,242	1,864,102
Everbridge, Inc. *	14,630	674,004
Everi Holdings, Inc. *	15,964	119,570
EVERTEC, Inc.	35,485	773,573
ExlService Holdings, Inc. *	11,121	630,450
Facebook, Inc., Class A *	1,039,302	199,317,338
Fair Isaac Corp. *	11,577	2,130,515
Fidelity National Information Services, Inc.	141,155	14,428,864
FireEye, Inc. *	64,988	1,084,650
First Data Corp., Class A *	173,078	3,288,482
Fiserv, Inc. *	188,250	13,666,950
Five9, Inc. *	31,676	1,105,176
FleetCor Technologies, Inc. *	38,761	7,727,005
ForeScout Technologies, Inc. *	8,170	245,754
Fortinet, Inc. *	65,237	3,991,200
Gartner, Inc. *	39,227	5,206,992
Genpact Ltd.	68,447	2,055,463
Global Payments, Inc.	66,873	7,433,603
GoDaddy, Inc., Class A *	51,033	3,653,452
Gogo, Inc. *(a)	43,242	221,831
GrubHub, Inc. *	37,744	4,046,534
GTT Communications, Inc. *	16,914	794,958
Guidewire Software, Inc. *	37,281	3,461,168
Hortonworks, Inc. *	23,526	418,292
HubSpot, Inc. *	17,529	2,124,515
IAC/InterActiveCorp *	33,363	5,175,936
Imperva, Inc. *	11,585	561,873
Instructure, Inc. *	7,189	309,127
International Business Machines Corp.	369,891	52,269,297
Intuit, Inc.	105,539	21,276,662
j2 Global, Inc.	18,656	1,575,313
Jack Henry & Associates, Inc.	37,070	4,635,974
Leidos Holdings, Inc.	59,424	3,569,005
LivePerson, Inc. *	32,932	637,234
LogMeIn, Inc.	24,029	2,592,729
Manhattan Associates, Inc. *	27,831	1,211,205
ManTech International Corp., Class A	14,398	776,196
MasterCard, Inc., Class A	402,412	76,506,569
Match Group, Inc. *(a)	30,612	1,259,684
MAXIMUS, Inc.	32,555	1,982,600
Microsoft Corp.	3,342,302	330,353,130
MicroStrategy, Inc., Class A *	3,707	480,316
Security	Number of Shares	Value ($)
MINDBODY, Inc., Class A *	18,266	719,680
Monotype Imaging Holdings, Inc.	25,433	549,353
New Relic, Inc. *	23,597	2,397,219
NIC, Inc.	32,360	496,726
Nuance Communications, Inc. *	116,040	1,567,700
Nutanix, Inc., Class A *	33,703	1,801,425
OneSpan, Inc. *	13,255	286,971
Oracle Corp.	1,319,414	61,643,022
Pandora Media, Inc. *	80,921	584,250
Paychex, Inc.	133,452	8,751,782
Paycom Software, Inc. *	18,553	1,956,785
Paylocity Holding Corp. *	12,023	718,374
PayPal Holdings, Inc. *	485,076	39,810,187
Pegasystems, Inc.	15,072	932,203
Perficient, Inc. *	7,482	195,355
Presidio, Inc. *	7,682	102,785
Progress Software Corp.	22,720	860,634
Proofpoint, Inc. *	21,423	2,504,134
PROS Holdings, Inc. *	11,567	408,778
PTC, Inc. *	48,418	4,175,568
Q2 Holdings, Inc. *	14,964	855,193
QAD, Inc., Class A	2,600	134,810
Qualys, Inc. *	12,209	939,483
Quotient Technology, Inc. *	45,292	606,913
Rapid7, Inc. *	4,491	142,230
RealPage, Inc. *	26,949	1,583,254
Red Hat, Inc. *	77,847	12,643,910
RingCentral, Inc., Class A *	30,739	2,328,479
Sabre Corp.	94,319	2,311,759
SailPoint Technologies Holding, Inc. *	5,391	140,651
salesforce.com, Inc. *	300,212	38,826,418
Science Applications International Corp.	15,338	1,356,646
ServiceNow, Inc. *	73,537	13,060,907
Shutterstock, Inc. *	7,878	373,338
Snap, Inc., Class A *(a)	109,418	1,246,271
Splunk, Inc. *	59,282	6,569,038
SPS Commerce, Inc. *	9,500	707,085
Square, Inc., Class A *	117,418	6,839,599
SS&C Technologies Holdings, Inc.	82,102	4,179,813
Stamps.com, Inc. *	6,329	1,587,313
Switch, Inc., Class A	8,082	100,863
Sykes Enterprises, Inc. *	15,340	431,821
Symantec Corp.	268,700	5,583,586
Synopsys, Inc. *	70,549	6,213,250
Syntel, Inc. *	17,256	543,564
Tableau Software, Inc., Class A *	26,069	2,577,442
Take-Two Interactive Software, Inc. *	47,390	5,311,471
Teradata Corp. *	53,624	2,137,989
The Trade Desk, Inc., Class A *	10,416	890,881
The Ultimate Software Group, Inc. *	14,152	3,709,947
The Western Union Co.	216,396	4,304,116
TiVo Corp.	59,474	856,426
Total System Services, Inc.	73,152	6,231,819
Travelport Worldwide Ltd.	50,232	881,069
TrueCar, Inc. *	20,045	196,641
TTEC Holdings, Inc.	11,507	406,197
Twilio, Inc., Class A *	35,178	1,898,557
Twitter, Inc. *	274,728	9,533,062
Tyler Technologies, Inc. *	14,828	3,434,461
Unisys Corp. *	35,800	431,390
Varonis Systems, Inc. *	14,141	1,098,049
Verint Systems, Inc. *	23,401	987,522
VeriSign, Inc. *	39,236	5,117,944
Virtusa Corp. *	14,463	702,179
Visa, Inc., Class A	785,535	102,685,135
VMware, Inc., Class A *	27,411	3,768,464
Web.com Group, Inc. *	22,808	445,896
WEX, Inc. *	14,975	2,632,755
Workday, Inc., Class A *	63,517	8,318,186

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Workiva, Inc. *	10,422	270,972
Worldpay, Inc., Class A *	128,073	10,177,961
XO Group, Inc. *	20,693	671,695
Yelp, Inc. *	29,920	1,282,072
Zendesk, Inc. *	51,651	2,886,774
Zillow Group, Inc., Class A *	18,640	1,085,594
Zillow Group, Inc., Class C *	48,338	2,819,556
Zynga, Inc., Class A *	334,450	1,471,580
		1,812,542,068

Technology Hardware & Equipment 5.9%
3D Systems Corp. *	57,675	712,863
Acacia Communications, Inc. *	9,409	304,287
ADTRAN, Inc.	27,787	387,629
Amphenol Corp., Class A	133,452	11,600,982
Anixter International, Inc. *	11,168	684,040
Apple, Inc.	2,202,868	411,649,943
Applied Optoelectronics, Inc. *(a)	4,991	233,429
Arista Networks, Inc. *	19,270	4,847,561
ARRIS International plc *	84,325	2,131,736
Arrow Electronics, Inc. *	41,418	3,069,902
Avnet, Inc.	52,524	2,002,215
AVX Corp.	26,007	397,647
Badger Meter, Inc.	8,386	366,888
Belden, Inc.	22,242	1,229,093
Benchmark Electronics, Inc.	12,303	340,793
CalAmp Corp. *	17,453	370,353
Calix, Inc. *	17,764	120,795
Casa Systems, Inc. *	24,540	471,413
CDW Corp.	70,383	5,634,159
Ciena Corp. *	60,854	1,402,685
Cisco Systems, Inc.	2,101,009	89,734,094
Cognex Corp.	74,140	3,388,939
Coherent, Inc. *	11,121	1,857,763
CommScope Holding Co., Inc. *	83,007	2,433,765
Comtech Telecommunications Corp.	5,091	159,348
Control4 Corp. *	13,467	333,847
Corning, Inc.	386,996	10,514,681
Cray, Inc. *	22,692	565,031
CTS Corp.	23,146	752,245
Daktronics, Inc.	13,273	106,317
Diebold Nixdorf, Inc.	28,731	330,407
Dolby Laboratories, Inc., Class A	21,877	1,373,876
EchoStar Corp., Class A *	24,794	1,166,310
Electronics For Imaging, Inc. *	18,535	619,625
ePlus, Inc. *	7,588	690,129
Extreme Networks, Inc. *	44,879	386,408
F5 Networks, Inc. *	26,679	4,618,402
Fabrinet *	14,840	521,329
FARO Technologies, Inc. *	8,278	444,115
Finisar Corp. *	46,985	761,627
Fitbit, Inc., Class A *	89,528	486,137
FLIR Systems, Inc.	63,019	3,396,724
Hewlett Packard Enterprise Co.	687,862	10,483,017
HP, Inc.	719,383	15,848,007
II-VI, Inc. *	27,141	1,192,847
Infinera Corp. *	39,040	343,552
Insight Enterprises, Inc. *	18,535	869,291
InterDigital, Inc.	12,091	953,375
IPG Photonics Corp. *	15,998	3,859,837
Itron, Inc. *	16,663	951,457
Jabil, Inc.	81,554	2,306,347
Juniper Networks, Inc.	161,208	4,294,581
KEMET Corp. *	26,406	527,592
Keysight Technologies, Inc. *	77,118	4,529,911
Kimball Electronics, Inc. *	10,470	195,789
Knowles Corp. *	45,680	662,360
Littelfuse, Inc.	9,157	1,987,527
Security	Number of Shares	Value ($)
Lumentum Holdings, Inc. *	28,012	1,645,705
Mesa Laboratories, Inc.	800	127,264
Methode Electronics, Inc.	15,440	619,916
Motorola Solutions, Inc.	71,446	7,669,014
MTS Systems Corp.	5,532	289,877
National Instruments Corp.	40,777	1,697,139
NCR Corp. *	52,153	1,569,805
NetApp, Inc.	119,472	8,162,327
NETGEAR, Inc. *	14,828	896,353
NetScout Systems, Inc. *	42,577	1,149,579
Novanta, Inc. *	12,176	789,614
Oclaro, Inc. *	56,960	487,578
OSI Systems, Inc. *	7,461	511,675
Palo Alto Networks, Inc. *	39,135	8,143,602
Park Electrochemical Corp.	6,891	142,437
PC Connection, Inc.	4,344	128,539
Plantronics, Inc.	12,347	899,479
Plexus Corp. *	13,367	777,291
Pure Storage, Inc., Class A *	46,860	1,005,616
Quantenna Communications, Inc. *	8,082	129,312
Rogers Corp. *	6,015	685,469
Sanmina Corp. *	29,656	854,093
ScanSource, Inc. *	7,990	312,809
Seagate Technology plc	123,004	6,931,275
Super Micro Computer, Inc. *	14,872	358,415
SYNNEX Corp.	12,603	1,346,252
Systemax, Inc.	4,291	141,689
TE Connectivity Ltd.	155,894	14,510,614
Tech Data Corp. *	18,535	1,609,023
Trimble, Inc. *	103,796	3,431,496
TTM Technologies, Inc. *	43,144	777,886
Ubiquiti Networks, Inc. *(a)	11,725	968,368
VeriFone Systems, Inc. *	64,724	1,471,824
ViaSat, Inc. *	24,123	1,510,341
Viavi Solutions, Inc. *	115,984	1,103,008
Vishay Intertechnology, Inc.	56,865	1,205,538
Western Digital Corp.	126,090	10,529,776
Xerox Corp.	96,776	2,630,372
Zebra Technologies Corp., Class A *	22,242	3,414,369
		712,239,761

Telecommunication Services 1.6%
AT&T, Inc.	2,657,135	85,878,603
ATN International, Inc.	7,189	386,984
Boingo Wireless, Inc. *	26,306	565,842
CenturyLink, Inc.	420,825	7,667,431
Cincinnati Bell, Inc. *	11,506	141,524
Cogent Communications Holdings, Inc.	22,584	1,156,301
Consolidated Communications Holdings, Inc.	28,679	321,491
Frontier Communications Corp. (a)	21,518	159,879
Iridium Communications, Inc. *	34,755	528,276
ORBCOMM, Inc. *	42,479	410,347
Shenandoah Telecommunications Co.	30,344	967,973
Spok Holdings, Inc.	7,782	119,843
Sprint Corp. *	328,656	1,689,292
T-Mobile US, Inc. *	126,087	7,023,046
Telephone & Data Systems, Inc.	48,191	1,231,280
United States Cellular Corp. *	7,189	258,229
Verizon Communications, Inc.	1,787,555	85,212,747
Vonage Holdings Corp. *	66,962	766,715
Windstream Holdings, Inc.	15,793	87,022
Zayo Group Holdings, Inc. *	81,910	2,850,468
		197,423,293

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 2.1%
Air Transport Services Group, Inc. *	26,654	559,734
Alaska Air Group, Inc.	53,182	3,233,998
Allegiant Travel Co.	4,449	673,356
AMERCO	2,167	699,811
American Airlines Group, Inc.	185,582	8,080,240
ArcBest Corp.	9,143	433,835
Atlas Air Worldwide Holdings, Inc. *	11,235	765,665
Avis Budget Group, Inc. *	31,296	1,220,231
C.H. Robinson Worldwide, Inc.	60,072	5,226,264
CSX Corp.	389,308	25,168,762
Daseke, Inc. *	11,973	113,983
Delta Air Lines, Inc.	288,273	15,581,156
Echo Global Logistics, Inc. *	10,552	293,346
Expeditors International of Washington, Inc.	75,166	5,598,364
FedEx Corp.	107,501	26,780,649
Forward Air Corp.	14,828	879,597
Genesee & Wyoming, Inc., Class A *	26,562	2,074,758
Hawaiian Holdings, Inc.	23,106	854,922
Heartland Express, Inc.	19,040	355,667
Hertz Global Holdings, Inc. *	37,532	566,358
Hub Group, Inc., Class A *	14,956	747,052
J.B. Hunt Transport Services, Inc.	37,808	4,843,205
JetBlue Airways Corp. *	138,566	2,617,512
Kansas City Southern	44,508	4,769,032
Kirby Corp. *	22,242	2,017,349
Knight-Swift Transportation Holdings, Inc.	60,240	2,450,563
Landstar System, Inc.	16,252	1,842,977
Macquarie Infrastructure Corp.	32,212	1,246,604
Marten Transport Ltd.	10,312	235,114
Matson, Inc.	20,472	700,961
Norfolk Southern Corp.	123,403	18,714,065
Old Dominion Freight Line, Inc.	31,979	4,987,445
Ryder System, Inc.	22,242	1,491,993
Saia, Inc. *	8,554	704,850
Schneider National, Inc., Class B	20,942	617,370
SkyWest, Inc.	18,909	1,077,813
Southwest Airlines Co.	234,191	11,962,476
Spirit Airlines, Inc. *	29,881	1,096,334
Union Pacific Corp.	341,909	48,810,929
United Continental Holdings, Inc. *	106,733	7,427,550
United Parcel Service, Inc., Class B	298,025	34,606,663
Werner Enterprises, Inc.	18,940	742,448
XPO Logistics, Inc. *	41,172	4,333,353
		257,204,354

Utilities 2.8%
AES Corp.	301,205	3,840,364
ALLETE, Inc.	26,985	2,072,988
Alliant Energy Corp.	102,006	4,225,089
Ameren Corp.	106,172	6,284,321
American Electric Power Co., Inc.	209,152	14,211,878
American States Water Co.	14,828	834,520
American Water Works Co., Inc.	76,223	6,337,180
Aqua America, Inc.	95,373	3,309,443
Atmos Energy Corp.	44,542	3,973,592
Avangrid, Inc.	35,626	1,891,384
Avista Corp.	29,656	1,555,161
Black Hills Corp.	30,290	1,761,666
California Water Service Group	19,043	766,481
CenterPoint Energy, Inc.	177,751	4,644,634
Chesapeake Utilities Corp.	7,668	612,290
CMS Energy Corp.	123,076	5,677,496
Connecticut Water Service, Inc.	7,668	494,739
Consolidated Edison, Inc.	130,791	10,035,593
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	283,609	18,204,862
DTE Energy Co.	75,982	7,782,836
Duke Energy Corp.	306,112	23,619,602
Edison International	138,827	8,629,486
El Paso Electric Co.	18,535	1,086,151
Entergy Corp.	74,140	5,998,667
Eversource Energy	134,689	7,688,048
Exelon Corp.	411,103	17,015,553
FirstEnergy Corp.	195,768	6,738,335
Great Plains Energy, Inc.	94,543	3,208,789
Hawaiian Electric Industries, Inc.	51,902	1,781,796
IDACORP, Inc.	22,242	2,054,271
MDU Resources Group, Inc.	79,274	2,203,817
MGE Energy, Inc.	13,956	832,475
Middlesex Water Co.	7,686	341,566
National Fuel Gas Co.	33,449	1,760,755
New Jersey Resources Corp.	37,070	1,645,908
NextEra Energy, Inc.	204,019	33,828,390
NiSource, Inc.	135,345	3,424,228
Northwest Natural Gas Co.	14,828	886,714
NorthWestern Corp.	20,127	1,096,519
NRG Energy, Inc.	135,896	4,651,720
NRG Yield, Inc., Class A	15,376	268,619
NRG Yield, Inc., Class C	40,997	717,448
OGE Energy Corp.	82,402	2,885,718
ONE Gas, Inc.	27,081	2,032,429
Ormat Technologies, Inc.	15,243	789,892
Otter Tail Corp.	26,689	1,233,032
Pattern Energy Group, Inc., Class A	35,074	651,675
PG&E Corp.	220,605	9,558,815
Pinnacle West Capital Corp.	44,484	3,541,371
PNM Resources, Inc.	33,363	1,332,852
Portland General Electric Co.	41,056	1,751,449
PPL Corp.	293,920	8,029,894
Public Service Enterprise Group, Inc.	219,067	11,606,170
SCANA Corp.	64,516	2,341,931
Sempra Energy	110,312	11,751,537
SJW Group	13,402	846,068
South Jersey Industries, Inc.	29,656	982,207
Southwest Gas Holdings, Inc.	18,535	1,403,100
Spire, Inc.	18,975	1,351,969
TerraForm Power, Inc., Class A	35,601	395,527
The Southern Co.	433,690	19,472,681
UGI Corp.	70,611	3,563,737
Unitil Corp.	11,581	559,015
Vectren Corp.	33,363	2,357,430
Vistra Energy Corp. *	164,566	4,036,804
WEC Energy Group, Inc.	138,887	8,770,714
Westar Energy, Inc.	65,978	3,740,953
WGL Holdings, Inc.	22,242	1,961,744
Xcel Energy, Inc.	216,200	9,841,424
		344,785,512
Total Common Stock
(Cost $9,130,971,444)		12,132,773,862

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,585

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	35,613	100,785
Total Rights
(Cost $39,530)		104,370

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (d)	13,154,155	13,154,155

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.67% (d)	39,522,498	39,522,498
Total Other Investment Companies
(Cost $52,676,653)		52,676,653

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	250	33,818,750	(23,633)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,981,663.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	480,215	61,744	(27,540)	514,419	$7,107,543	$537,616	$138,211

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,132,773,862	$—	$—	$12,132,773,862
Rights [1]
Media	—	—	3,585	3,585
Pharmaceuticals, Biotechnology & Life Sciences	—	—	100,785	100,785
Other Investment Companies[1]	52,676,653	—	—	52,676,653
Liabilities
Futures Contracts[2]	(23,633)	—	—	(23,633)
Total	$12,185,426,882	$—	$104,370	$12,185,531,252
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc	1,490	79,328
Aptiv plc	4,022	392,145
Autoliv, Inc.	1,297	191,917
BorgWarner, Inc.	2,980	145,365
Dana, Inc.	2,301	51,312
Delphi Technologies plc	1,242	62,224
Ford Motor Co.	59,273	684,603
General Motors Co.	19,257	822,274
Gentex Corp.	4,172	100,253
Harley-Davidson, Inc.	2,682	110,177
Lear Corp.	994	196,812
Tesla, Inc. *	2,025	576,578
The Goodyear Tire & Rubber Co.	3,874	94,642
Thor Industries, Inc.	699	64,727
Visteon Corp. *	474	59,231
		3,631,588

Banks 6.3%
Associated Banc-Corp.	2,384	65,798
Bank of America Corp.	146,057	4,241,495
Bank of Hawaii Corp.	596	50,618
Bank of the Ozarks, Inc.	1,928	91,657
BankUnited, Inc.	1,667	70,297
BB&T Corp.	11,960	627,900
BOK Financial Corp.	298	30,083
Chemical Financial Corp.	1,192	66,895
CIT Group, Inc.	2,086	104,154
Citigroup, Inc.	39,319	2,622,184
Citizens Financial Group, Inc.	7,450	304,333
Comerica, Inc.	2,682	252,886
Commerce Bancshares, Inc.	1,520	98,162
Cullen/Frost Bankers, Inc.	799	91,270
East West Bancorp, Inc.	2,086	144,935
Essent Group Ltd. *	1,193	40,920
F.N.B. Corp.	5,615	74,399
Fifth Third Bancorp	10,815	330,723
First Citizens BancShares, Inc., Class A	127	55,790
First Hawaiian, Inc.	1,328	38,884
First Horizon National Corp.	4,963	92,014
First Republic Bank	2,409	239,936
Hancock Whitney Corp.	1,192	59,898
Home BancShares, Inc.	2,384	54,880
Huntington Bancshares, Inc.	16,390	243,719
IBERIABANK Corp.	894	71,431
Investors Bancorp, Inc.	3,874	51,679
JPMorgan Chase & Co.	52,301	5,596,730
KeyCorp	16,390	318,622
LendingTree, Inc. *	99	25,631
M&T Bank Corp.	2,298	395,440
MB Financial, Inc.	1,192	58,873
MGIC Investment Corp. *	5,662	58,828
New York Community Bancorp, Inc.	7,450	86,346
Security	Number of Shares	Value ($)
PacWest Bancorp	2,089	110,842
People’s United Financial, Inc.	5,066	93,265
Pinnacle Financial Partners, Inc.	1,017	68,190
Popular, Inc.	1,490	67,408
Prosperity Bancshares, Inc.	963	69,750
Radian Group, Inc.	3,278	52,120
Regions Financial Corp.	17,362	316,683
Signature Bank *	862	109,896
Sterling Bancorp	3,172	77,873
SunTrust Banks, Inc.	7,193	485,599
SVB Financial Group *	795	248,143
Synovus Financial Corp.	1,788	96,749
TCF Financial Corp.	2,682	70,563
Texas Capital Bancshares, Inc. *	683	65,807
TFS Financial Corp.	894	14,304
The PNC Financial Services Group, Inc.	7,201	1,032,695
U.S. Bancorp	23,912	1,195,361
UMB Financial Corp.	596	45,922
Umpqua Holdings Corp.	3,278	77,164
United Bankshares, Inc.	1,490	54,311
Valley National Bancorp	3,678	46,747
Webster Financial Corp.	1,490	95,509
Wells Fargo & Co.	66,898	3,611,823
Western Alliance Bancorp *	1,490	89,787
Wintrust Financial Corp.	894	82,346
Zions Bancorp	2,980	163,334
		25,199,601

Capital Goods 7.3%
3M Co.	9,093	1,793,412
A.O. Smith Corp.	2,170	136,862
Acuity Brands, Inc.	606	71,660
AECOM *	2,384	78,672
AGCO Corp.	894	56,858
Air Lease Corp.	1,490	66,171
Allegion plc	1,490	113,881
Allison Transmission Holdings, Inc.	2,086	86,173
AMETEK, Inc.	3,576	261,155
Arconic, Inc.	6,389	112,766
Barnes Group, Inc.	663	39,395
Beacon Roofing Supply, Inc. *	949	39,763
BWX Technologies, Inc.	1,490	99,443
Carlisle Cos., Inc.	961	103,202
Caterpillar, Inc.	9,092	1,381,166
Colfax Corp. *	1,490	45,564
Crane Co.	896	74,467
Cummins, Inc.	2,384	339,458
Curtiss-Wright Corp.	644	81,949
Deere & Co.	4,979	744,410
Donaldson Co., Inc.	2,086	98,459
Dover Corp.	2,384	184,069
Dycom Industries, Inc. *	504	46,953
Eaton Corp. plc	6,702	513,239
EMCOR Group, Inc.	894	67,881
Emerson Electric Co.	9,695	686,794
Fastenal Co.	4,470	237,938

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Flowserve Corp.	2,086	86,235
Fluor Corp.	2,106	102,646
Fortive Corp.	4,856	352,983
Fortune Brands Home & Security, Inc.	2,384	133,909
Gardner Denver Holdings, Inc. *	971	31,917
General Dynamics Corp.	4,209	848,997
General Electric Co.	132,352	1,863,516
Graco, Inc.	2,682	121,763
Harris Corp.	1,834	275,962
HD Supply Holdings, Inc. *	2,682	109,238
HEICO Corp., Class A	903	68,673
Hexcel Corp.	1,490	105,537
Honeywell International, Inc.	11,456	1,694,457
Hubbell, Inc.	928	99,936
Huntington Ingalls Industries, Inc.	687	151,875
IDEX Corp.	1,192	165,307
Illinois Tool Works, Inc.	4,675	671,798
Ingersoll-Rand plc	3,874	339,130
ITT, Inc.	1,192	61,531
Jacobs Engineering Group, Inc.	1,788	115,862
JELD-WEN Holding, Inc. *	903	24,715
Johnson Controls International plc	14,042	471,250
Kennametal, Inc.	1,317	49,032
KLX, Inc. *	689	50,869
L3 Technologies, Inc.	1,192	236,409
Lennox International, Inc.	596	121,173
Lincoln Electric Holdings, Inc.	894	80,102
Lockheed Martin Corp.	3,758	1,182,041
Masco Corp.	4,768	177,703
MasTec, Inc. *	1,075	50,149
MSC Industrial Direct Co., Inc., Class A	654	60,057
Navistar International Corp. *	923	34,557
Nordson Corp.	735	92,338
Northrop Grumman Corp.	2,696	882,266
nVent Electric plc *	2,430	65,804
Orbital ATK, Inc.	894	119,546
Oshkosh Corp.	1,192	86,718
Owens Corning	1,645	103,997
PACCAR, Inc.	5,364	333,802
Parker-Hannifin Corp.	2,033	347,440
Pentair plc	2,462	107,442
Quanta Services, Inc. *	2,384	85,848
Raytheon Co.	4,367	914,886
Rockwell Automation, Inc.	1,889	331,349
Rockwell Collins, Inc.	2,519	346,388
Roper Technologies, Inc.	1,574	434,093
Sensata Technologies Holding plc *	2,619	133,805
Snap-on, Inc.	894	132,151
Spirit AeroSystems Holdings, Inc., Class A	1,788	151,461
Stanley Black & Decker, Inc.	2,275	316,771
Teledyne Technologies, Inc. *	510	102,745
Terex Corp.	1,192	47,179
Textron, Inc.	3,989	265,588
The Boeing Co.	8,430	2,968,709
The Middleby Corp. *	894	89,060
The Timken Co.	894	42,286
The Toro Co.	1,570	91,060
TransDigm Group, Inc.	743	248,244
Trinity Industries, Inc.	2,384	82,224
United Rentals, Inc. *	1,277	203,771
United Technologies Corp.	11,274	1,407,221
Univar, Inc. *	1,832	49,959
USG Corp. *	1,490	61,805
Valmont Industries, Inc.	329	48,083
W.W. Grainger, Inc.	775	239,467
WABCO Holdings, Inc. *	715	86,465
Wabtec Corp.	1,261	122,960
Watsco, Inc.	457	84,097
Security	Number of Shares	Value ($)
Woodward, Inc.	894	67,738
Xylem, Inc.	2,682	188,813
		28,984,668

Commercial & Professional Services 0.8%
Cintas Corp.	1,335	243,304
Copart, Inc. *	2,980	163,393
CoStar Group, Inc. *	537	204,715
Deluxe Corp.	668	44,449
Equifax, Inc.	1,788	203,761
Healthcare Services Group, Inc.	999	36,114
IHS Markit Ltd. *	5,479	270,005
KAR Auction Services, Inc.	2,086	110,078
ManpowerGroup, Inc.	974	87,660
Nielsen Holdings plc	5,221	157,518
Republic Services, Inc.	3,415	230,274
Robert Half International, Inc.	1,788	113,860
Rollins, Inc.	1,490	74,157
Stericycle, Inc. *	1,346	85,471
The Brink’s Co.	845	66,966
The Dun & Bradstreet Corp.	596	73,195
TransUnion	2,384	163,542
Verisk Analytics, Inc. *	2,384	253,276
Waste Management, Inc.	6,127	506,764
		3,088,502

Consumer Durables & Apparel 1.2%
Brunswick Corp.	1,243	79,055
Carter’s, Inc.	652	71,074
Columbia Sportswear Co.	402	35,018
D.R. Horton, Inc.	5,066	213,836
Garmin Ltd.	1,788	107,441
Hanesbrands, Inc.	5,364	97,786
Hasbro, Inc.	1,788	155,109
Leggett & Platt, Inc.	2,086	86,152
Lennar Corp., Class A	4,071	210,634
Lululemon Athletica, Inc. *	1,490	156,524
Mattel, Inc.	5,571	86,462
Michael Kors Holdings Ltd. *	2,384	136,818
Mohawk Industries, Inc. *	954	194,654
Newell Brands, Inc.	7,395	174,374
NIKE, Inc., Class B	19,726	1,416,327
NVR, Inc. *	52	155,508
Polaris Industries, Inc.	894	100,039
PulteGroup, Inc.	4,172	126,203
PVH Corp.	1,192	190,720
Ralph Lauren Corp.	894	120,314
Skechers U.S.A., Inc., Class A *	2,086	60,619
Tapestry, Inc.	4,373	191,188
Toll Brothers, Inc.	2,384	94,144
VF Corp.	4,907	398,252
Whirlpool Corp.	1,037	150,106
		4,808,357

Consumer Services 2.1%
Aramark	3,576	138,820
Boyd Gaming Corp.	1,194	45,074
Bright Horizons Family Solutions, Inc. *	873	88,348
Caesars Entertainment Corp. *	2,088	25,369
Carnival Corp.	6,258	389,748
Chipotle Mexican Grill, Inc. *	376	161,748
Choice Hotels International, Inc.	558	44,835
Churchill Downs, Inc.	168	50,299
Cracker Barrel Old Country Store, Inc.	371	58,139
Darden Restaurants, Inc.	1,849	161,621
Domino’s Pizza, Inc.	671	168,743

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	1,300	83,239
Extended Stay America, Inc.	2,980	62,729
Grand Canyon Education, Inc. *	760	84,436
H&R Block, Inc.	3,278	89,981
Hilton Grand Vacations, Inc. *	1,591	63,258
Hilton Worldwide Holdings, Inc.	4,303	347,295
ILG, Inc.	1,521	52,079
Las Vegas Sands Corp.	5,519	444,887
Marriott International, Inc., Class A	4,595	621,979
Marriott Vacations Worldwide Corp.	330	39,679
McDonald’s Corp.	12,203	1,952,602
MGM Resorts International	7,748	243,675
Norwegian Cruise Line Holdings Ltd. *	3,136	164,138
Royal Caribbean Cruises Ltd.	2,594	272,318
Scientific Games Corp., Class A *	718	42,577
Service Corp. International	2,682	98,403
ServiceMaster Global Holdings, Inc. *	2,086	119,194
Six Flags Entertainment Corp.	1,192	76,908
Starbucks Corp.	21,371	1,211,095
Texas Roadhouse, Inc.	1,131	70,088
The Wendy’s Co.	2,682	43,207
Vail Resorts, Inc.	630	151,698
Weight Watchers International, Inc. *	592	44,590
Wyndham Worldwide Corp.	1,490	161,576
Wynn Resorts Ltd.	1,295	253,833
Yum! Brands, Inc.	5,104	415,108
		8,543,316

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	783	124,701
AGNC Investment Corp.	6,140	115,555
Ally Financial, Inc.	6,854	175,805
American Express Co.	11,089	1,090,049
Ameriprise Financial, Inc.	2,175	301,520
Annaly Capital Management, Inc.	18,242	190,264
Berkshire Hathaway, Inc., Class B *	29,324	5,616,426
BGC Partners, Inc., Class A	3,342	38,299
BlackRock, Inc.	1,865	996,339
Capital One Financial Corp.	7,382	693,908
Cboe Global Markets, Inc.	1,681	163,998
CME Group, Inc.	5,182	844,148
Credit Acceptance Corp. *	182	64,248
Discover Financial Services	5,438	401,651
E*TRADE Financial Corp. *	4,172	264,296
Eaton Vance Corp.	1,788	96,194
Evercore, Inc., Class A	627	65,459
FactSet Research Systems, Inc.	596	119,802
Franklin Resources, Inc.	5,066	170,066
Interactive Brokers Group, Inc., Class A	1,088	79,185
Intercontinental Exchange, Inc.	8,940	633,757
Invesco Ltd.	6,258	170,969
Janus Henderson Group plc	2,989	92,330
Jefferies Financial Group, Inc.	4,768	104,324
Lazard Ltd., Class A	2,086	107,304
Legg Mason, Inc.	1,192	44,426
LPL Financial Holdings, Inc.	1,490	102,467
MarketAxess Holdings, Inc.	596	127,335
Moody’s Corp.	2,491	424,890
Morgan Stanley	20,936	1,049,731
Morningstar, Inc.	298	35,763
MSCI, Inc.	1,372	223,046
Nasdaq, Inc.	1,788	164,246
Navient Corp.	3,474	47,976
New Residential Investment Corp.	5,273	94,281
Northern Trust Corp.	3,278	336,061
OneMain Holdings, Inc. *	1,280	41,638
Raymond James Financial, Inc.	1,874	180,953
S&P Global, Inc.	3,874	765,115
Security	Number of Shares	Value ($)
Santander Consumer USA Holdings, Inc.	1,788	32,023
SEI Investments Co.	2,086	133,045
SLM Corp. *	6,556	74,935
Starwood Property Trust, Inc.	3,874	84,104
State Street Corp.	5,662	544,175
Stifel Financial Corp.	991	58,271
Synchrony Financial	10,879	376,740
T. Rowe Price Group, Inc.	3,794	460,667
TD Ameritrade Holding Corp.	4,045	239,464
The Bank of New York Mellon Corp.	15,337	839,701
The Charles Schwab Corp. (a)	18,089	1,006,110
The Goldman Sachs Group, Inc.	5,430	1,226,528
Voya Financial, Inc.	2,682	139,303
		21,573,591

Energy 6.1%
Anadarko Petroleum Corp.	8,344	582,411
Andeavor	2,148	310,236
Antero Resources Corp. *	3,278	62,643
Apache Corp.	5,662	226,480
Apergy Corp. *	1,155	49,884
Baker Hughes a GE Co.	6,556	226,772
Cabot Oil & Gas Corp.	6,854	156,614
Centennial Resource Development, Inc., Class A *	2,482	43,683
Cheniere Energy, Inc. *	2,980	198,528
Chesapeake Energy Corp. *	13,708	61,275
Chevron Corp.	29,139	3,621,978
Cimarex Energy Co.	1,490	138,451
Concho Resources, Inc. *	2,310	317,186
ConocoPhillips	17,953	1,209,853
Continental Resources, Inc. *	1,372	92,391
Core Laboratories N.V.	650	80,717
Devon Energy Corp.	8,046	334,472
Diamondback Energy, Inc.	1,490	179,932
Energen Corp. *	1,490	101,082
EOG Resources, Inc.	8,735	1,029,070
EQT Corp.	3,762	193,894
Exxon Mobil Corp.	64,711	5,257,122
Halliburton Co.	13,264	659,751
Helmerich & Payne, Inc.	1,683	111,718
Hess Corp.	4,172	252,072
HollyFrontier Corp.	2,682	206,997
Kinder Morgan, Inc.	29,090	485,221
Marathon Oil Corp.	12,814	274,604
Marathon Petroleum Corp.	7,206	569,490
Murphy Oil Corp.	2,384	73,308
National Oilwell Varco, Inc.	5,662	234,520
Newfield Exploration Co. *	2,980	87,135
Noble Energy, Inc.	7,450	265,965
Occidental Petroleum Corp.	11,622	978,572
ONEOK, Inc.	6,364	433,770
Parsley Energy, Inc., Class A *	3,939	116,122
Patterson-UTI Energy, Inc.	3,278	67,789
PBF Energy, Inc., Class A	1,565	73,837
PDC Energy, Inc. *	927	56,074
Peabody Energy Corp.	1,516	65,597
Phillips 66	6,405	746,118
Pioneer Natural Resources Co.	2,627	507,274
Range Resources Corp.	3,120	49,421
RPC, Inc.	894	14,679
RSP Permian, Inc. *	1,788	78,207
Schlumberger Ltd.	21,000	1,442,070
Targa Resources Corp.	3,278	159,409
TechnipFMC plc	6,556	204,219
The Williams Cos., Inc.	12,516	336,180
Transocean Ltd. *	6,953	87,955
Valero Energy Corp.	6,641	804,889

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	14,900	50,511
WPX Energy, Inc. *	5,960	108,532
		24,076,680

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	596	57,693
Costco Wholesale Corp.	6,713	1,330,785
Sysco Corp.	7,206	468,606
The Kroger Co.	13,410	326,265
US Foods Holding Corp. *	2,086	74,429
Walgreens Boots Alliance, Inc.	12,990	810,446
Walmart, Inc.	22,092	1,823,474
		4,891,698

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	29,026	1,617,909
Archer-Daniels-Midland Co.	8,528	372,844
Brown-Forman Corp., Class B	4,026	227,711
Bunge Ltd.	2,086	145,081
Campbell Soup Co.	2,980	100,247
ConAgra Brands, Inc.	6,258	231,921
Constellation Brands, Inc., Class A	2,592	578,223
Dr. Pepper Snapple Group, Inc.	2,772	330,700
Flowers Foods, Inc.	2,682	54,445
General Mills, Inc.	8,642	365,470
Hormel Foods Corp.	4,172	149,733
Ingredion, Inc.	1,129	125,759
Kellogg Co.	3,874	249,447
Lamb Weston Holdings, Inc.	2,186	139,358
McCormick & Co., Inc. Non-Voting Shares	1,888	190,688
Molson Coors Brewing Co., Class B	2,738	168,798
Mondelez International, Inc., Class A	22,535	884,949
Monster Beverage Corp. *	6,381	326,452
National Beverage Corp.	118	11,125
PepsiCo, Inc.	21,661	2,171,515
Philip Morris International, Inc.	23,685	1,883,905
Pilgrim’s Pride Corp. *	894	17,424
Pinnacle Foods, Inc.	1,788	114,325
Post Holdings, Inc. *	962	73,949
Seaboard Corp.	4	16,300
The Coca-Cola Co.	58,342	2,508,706
The Hain Celestial Group, Inc. *	1,490	38,025
The Hershey Co.	2,149	193,496
The J.M. Smucker Co.	1,788	192,210
The Kraft Heinz Co.	8,987	516,573
Tyson Foods, Inc., Class A	4,470	301,591
		14,298,879

Health Care Equipment & Services 5.9%
Abbott Laboratories	26,522	1,631,899
ABIOMED, Inc. *	650	247,741
Aetna, Inc.	4,950	871,843
Align Technology, Inc. *	1,082	359,170
AmerisourceBergen Corp.	2,413	198,204
Anthem, Inc.	3,881	859,331
athenahealth, Inc. *	596	89,680
Baxter International, Inc.	7,605	538,738
Becton Dickinson & Co.	4,045	896,331
Boston Scientific Corp. *	21,261	646,122
Cantel Medical Corp.	596	65,018
Cardinal Health, Inc.	4,899	255,189
Centene Corp. *	3,000	351,480
Cerner Corp. *	4,768	284,554
Chemed Corp.	271	88,346
Cigna Corp.	3,683	623,790
CVS Health Corp.	15,505	982,862
Security	Number of Shares	Value ($)
Danaher Corp.	9,501	943,259
DaVita, Inc. *	2,206	147,449
DENTSPLY SIRONA, Inc.	3,576	156,665
DexCom, Inc. *	1,277	112,363
Edwards Lifesciences Corp. *	3,186	437,470
Encompass Health Corp.	1,490	96,477
Envision Healthcare Corp. *	1,978	84,817
Express Scripts Holding Co. *	8,642	655,150
HCA Healthcare, Inc.	4,255	438,861
Henry Schein, Inc. *	2,390	165,388
Hill-Rom Holdings, Inc.	957	88,044
Hologic, Inc. *	4,172	158,077
Humana, Inc.	2,094	609,312
ICU Medical, Inc. *	207	60,247
IDEXX Laboratories, Inc. *	1,308	272,339
Insulet Corp. *	943	88,444
Integra LifeSciences Holdings Corp. *	1,131	72,995
Intuitive Surgical, Inc. *	1,698	780,520
Laboratory Corp. of America Holdings *	1,524	275,219
LivaNova plc *	621	58,405
Masimo Corp. *	784	77,655
McKesson Corp.	3,106	440,866
Medidata Solutions, Inc. *	926	71,450
MEDNAX, Inc. *	1,490	68,316
Medtronic plc	20,600	1,778,192
Molina Healthcare, Inc. *	672	57,073
Patterson Cos., Inc.	1,192	24,937
Quest Diagnostics, Inc.	2,086	222,222
ResMed, Inc.	2,163	222,378
STERIS plc	1,251	129,904
Stryker Corp.	4,888	850,610
Teleflex, Inc.	665	177,661
The Cooper Cos., Inc.	776	175,616
UnitedHealth Group, Inc.	14,778	3,569,035
Universal Health Services, Inc., Class B	1,298	149,244
Varian Medical Systems, Inc. *	1,344	158,417
Veeva Systems, Inc., Class A *	1,788	138,320
WellCare Health Plans, Inc. *	662	146,745
West Pharmaceutical Services, Inc.	1,192	110,856
Zimmer Biomet Holdings, Inc.	3,185	355,159
		23,616,455

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	3,874	181,884
Colgate-Palmolive Co.	13,410	846,037
Coty, Inc., Class A	7,152	94,764
Energizer Holdings, Inc.	996	60,497
Herbalife Nutrition Ltd. *	1,788	90,777
HRG Group, Inc. *	2,384	30,229
Kimberly-Clark Corp.	5,364	540,960
Nu Skin Enterprises, Inc., Class A	915	74,929
Spectrum Brands Holdings, Inc.	372	29,645
The Clorox Co.	2,023	244,439
The Estee Lauder Cos., Inc., Class A	3,432	512,878
The Procter & Gamble Co.	38,284	2,801,240
		5,508,279

Insurance 2.7%
Aflac, Inc.	12,298	554,148
Alleghany Corp.	243	138,646
American Financial Group, Inc.	989	108,671
American International Group, Inc.	13,813	729,188
Aon plc	3,734	522,275
Arch Capital Group Ltd. *	2,110	165,529
Arthur J. Gallagher & Co.	2,682	177,763
Assurant, Inc.	894	83,455
Assured Guaranty Ltd.	1,788	63,456

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Athene Holding Ltd., Class A *	1,895	84,650
Axis Capital Holdings Ltd.	1,282	72,882
Brighthouse Financial, Inc. *	1,490	70,194
Brown & Brown, Inc.	3,576	99,341
Chubb Ltd.	7,042	920,319
Cincinnati Financial Corp.	2,160	149,839
CNA Financial Corp.	456	21,423
CNO Financial Group, Inc.	2,682	53,694
Erie Indemnity Co., Class A	298	33,677
Everest Re Group Ltd.	613	138,103
First American Financial Corp.	1,788	93,119
FNF Group	4,172	154,197
Lincoln National Corp.	3,278	217,299
Loews Corp.	4,172	203,886
Markel Corp. *	223	244,649
Marsh & McLennan Cos., Inc.	7,696	618,528
MetLife, Inc.	15,714	722,687
Old Republic International Corp.	3,576	75,024
Primerica, Inc.	647	63,632
Principal Financial Group, Inc.	4,172	232,798
Prudential Financial, Inc.	6,371	616,968
Reinsurance Group of America, Inc.	945	141,221
RenaissanceRe Holdings Ltd.	596	73,171
The Allstate Corp.	5,415	506,194
The Hanover Insurance Group, Inc.	596	72,259
The Hartford Financial Services Group, Inc.	5,504	288,024
The Progressive Corp.	8,948	555,581
The Travelers Cos., Inc.	4,172	536,185
Torchmark Corp.	1,577	133,777
Unum Group	3,384	131,333
Validus Holdings Ltd.	1,192	80,770
W.R. Berkley Corp.	1,490	113,940
Willis Towers Watson plc	1,975	298,521
XL Group Ltd.	3,946	219,319
		10,580,335

Materials 3.1%
Air Products & Chemicals, Inc.	3,318	535,558
Albemarle Corp.	1,666	155,721
Alcoa Corp. *	2,682	128,924
AptarGroup, Inc.	894	82,534
Ashland Global Holdings, Inc.	894	69,482
Avery Dennison Corp.	1,279	134,333
Axalta Coating Systems Ltd. *	3,278	101,979
Ball Corp.	5,364	198,200
Bemis Co., Inc.	1,490	63,027
Berry Global Group, Inc. *	2,086	100,733
Cabot Corp.	894	53,863
Celanese Corp., Series A	2,086	235,551
CF Industries Holdings, Inc.	3,576	147,117
Crown Holdings, Inc. *	2,086	90,407
DowDuPont, Inc.	35,735	2,290,971
Eagle Materials, Inc.	765	82,911
Eastman Chemical Co.	2,143	223,536
Ecolab, Inc.	3,955	564,022
FMC Corp.	2,086	181,670
Freeport-McMoRan, Inc.	20,264	342,462
Graphic Packaging Holding Co.	4,768	69,041
Huntsman Corp.	3,278	104,798
International Flavors & Fragrances, Inc.	1,192	145,579
International Paper Co.	6,258	334,803
Louisiana-Pacific Corp.	1,987	57,981
LyondellBasell Industries N.V., Class A	4,916	551,182
Martin Marietta Materials, Inc.	932	207,715
Monsanto Co.	6,672	850,413
NewMarket Corp.	139	53,416
Newmont Mining Corp.	8,046	313,231
Nucor Corp.	4,768	306,058
Security	Number of Shares	Value ($)
Olin Corp.	2,571	83,120
Owens-Illinois, Inc. *	2,591	48,193
Packaging Corp. of America	1,490	175,075
PPG Industries, Inc.	3,874	390,964
Praxair, Inc.	4,372	683,169
Reliance Steel & Aluminum Co.	1,192	111,535
Royal Gold, Inc.	991	88,853
RPM International, Inc.	2,086	103,257
Sealed Air Corp.	2,520	109,771
Sonoco Products Co.	1,490	76,184
Steel Dynamics, Inc.	3,576	176,762
The Chemours Co.	2,765	135,457
The Mosaic Co.	5,364	147,456
The Scotts Miracle-Gro Co., Class A	596	50,737
The Sherwin-Williams Co.	1,285	487,336
United States Steel Corp.	2,682	98,885
Valvoline, Inc.	2,980	60,911
Vulcan Materials Co.	2,005	256,119
W.R. Grace & Co.	969	69,371
Westlake Chemical Corp.	596	68,975
WestRock Co.	3,874	228,101
		12,427,449

Media 2.5%
Altice USA, Inc., Class A *	907	17,741
Cable One, Inc.	65	42,201
CBS Corp., Class B Non-Voting Shares	5,202	262,025
Charter Communications, Inc., Class A *	2,854	745,008
Cinemark Holdings, Inc.	1,562	52,749
Comcast Corp., Class A	70,643	2,202,649
Discovery Communications, Inc., Class A *	2,384	50,279
Discovery Communications, Inc., Class C *	5,326	105,295
DISH Network Corp., Class A *	3,576	105,671
GCI Liberty, Inc., Class A *	1,372	57,350
Liberty Broadband Corp., Class C *	2,384	164,186
Liberty Global plc, Class A *	3,329	94,910
Liberty Global plc, Class C *	9,024	249,784
Liberty Media Corp. — Liberty Formula One, Class C *	3,109	98,182
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,490	68,912
Liberty Media Corp. — Liberty SiriusXM, Class C *	2,384	110,117
Lions Gate Entertainment Corp., Class B	1,788	39,032
Live Nation Entertainment, Inc. *	2,086	88,926
News Corp., Class A	5,662	85,100
Nexstar Media Group, Inc., Class A	632	41,902
Omnicom Group, Inc.	3,576	257,758
Sirius XM Holdings, Inc.	22,350	158,685
The Interpublic Group of Cos., Inc.	5,960	134,696
The Madison Square Garden Co., Class A *	233	61,055
The Walt Disney Co.	22,969	2,284,726
Time Warner, Inc.	11,817	1,112,689
Tribune Media Co., Class A	973	34,911
Twenty-First Century Fox, Inc., Class A	16,117	621,310
Twenty-First Century Fox, Inc., Class B	6,556	250,242
Viacom, Inc., Class B	5,364	145,364
		9,743,455

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	24,276	2,401,867
Agilent Technologies, Inc.	4,846	300,064
Akorn, Inc. *	1,299	18,147
Alexion Pharmaceuticals, Inc. *	3,374	391,823
Alkermes plc *	2,384	112,525
Allergan plc	5,022	757,318
Alnylam Pharmaceuticals, Inc. *	1,232	122,547

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amgen, Inc.	10,225	1,836,614
Bio-Rad Laboratories, Inc., Class A *	298	85,565
Bio-Techne Corp.	596	89,591
Biogen, Inc. *	3,233	950,373
BioMarin Pharmaceutical, Inc. *	2,682	242,292
Bluebird Bio, Inc. *	754	135,004
Bristol-Myers Squibb Co.	24,851	1,307,660
Bruker Corp.	1,490	45,102
Catalent, Inc. *	1,920	75,379
Celgene Corp. *	11,406	897,424
Charles River Laboratories International, Inc. *	784	84,296
Eli Lilly & Co.	14,638	1,244,815
Exact Sciences Corp. *	1,894	112,769
Exelixis, Inc. *	4,496	93,202
FibroGen, Inc. *	1,251	67,429
Gilead Sciences, Inc.	19,871	1,339,305
Illumina, Inc. *	2,255	614,352
Incyte Corp. *	2,689	183,578
Ionis Pharmaceuticals, Inc. *	1,899	88,588
IQVIA Holdings, Inc. *	2,190	216,657
Jazz Pharmaceuticals plc *	894	151,086
Johnson & Johnson	40,924	4,895,329
Merck & Co., Inc.	41,198	2,452,517
Mettler-Toledo International, Inc. *	390	214,789
Mylan N.V. *	7,823	300,873
Nektar Therapeutics *	2,408	193,290
Neurocrine Biosciences, Inc. *	1,352	130,144
PerkinElmer, Inc.	1,661	123,462
Perrigo Co., plc	1,952	142,808
Pfizer, Inc.	90,824	3,263,306
PRA Health Sciences, Inc. *	727	61,722
Regeneron Pharmaceuticals, Inc. *	1,161	348,671
Sage Therapeutics, Inc. *	682	104,135
Sarepta Therapeutics, Inc. *	992	93,099
Seattle Genetics, Inc. *	1,622	98,115
Syneos Health, Inc. *	759	32,637
Thermo Fisher Scientific, Inc.	6,093	1,268,989
United Therapeutics Corp. *	635	67,678
Vertex Pharmaceuticals, Inc. *	3,874	596,596
Waters Corp. *	1,199	230,951
Zoetis, Inc.	7,450	623,565
		29,208,048

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	1,545	193,001
American Campus Communities, Inc.	2,086	83,649
American Homes 4 Rent, Class A	3,576	71,234
American Tower Corp.	6,718	929,570
Apartment Investment & Management Co., Class A	2,384	97,339
Apple Hospitality REIT, Inc.	3,278	62,380
AvalonBay Communities, Inc.	2,086	345,316
Boston Properties, Inc.	2,384	290,300
Brixmor Property Group, Inc.	4,470	70,984
Camden Property Trust	1,490	131,120
CBRE Group, Inc., Class A *	4,681	216,215
Colony NorthStar, Inc., Class A	9,247	54,465
CoreSite Realty Corp.	553	58,706
Cousins Properties, Inc.	6,316	59,497
Crown Castle International Corp.	6,258	651,771
CubeSmart	2,682	81,801
CyrusOne, Inc.	1,490	82,516
DCT Industrial Trust, Inc.	1,490	97,044
Digital Realty Trust, Inc.	3,091	332,221
Douglas Emmett, Inc.	2,384	91,760
Duke Realty Corp.	5,364	150,836
EPR Properties	894	54,883
Equinix, Inc.	1,192	473,045
Security	Number of Shares	Value ($)
Equity Commonwealth *	1,788	55,625
Equity LifeStyle Properties, Inc.	1,458	132,532
Equity Residential	5,662	362,311
Essex Property Trust, Inc.	1,014	242,376
Extra Space Storage, Inc.	1,867	179,699
Federal Realty Investment Trust	1,198	142,430
First Industrial Realty Trust, Inc.	1,788	58,879
Forest City Realty Trust, Inc., Class A	4,172	84,984
Gaming & Leisure Properties, Inc.	2,980	104,598
GGP, Inc.	9,536	193,390
Gramercy Property Trust	2,384	65,727
HCP, Inc.	7,152	171,433
Healthcare Realty Trust, Inc.	1,788	48,705
Healthcare Trust of America, Inc., Class A	2,980	76,467
Highwoods Properties, Inc.	1,490	71,267
Hospitality Properties Trust	2,384	69,017
Host Hotels & Resorts, Inc.	11,026	238,492
Hudson Pacific Properties, Inc.	2,384	84,394
Invitation Homes, Inc.	4,653	102,413
Iron Mountain, Inc.	4,402	146,543
JBG SMITH Properties	1,490	54,966
Jones Lang LaSalle, Inc.	654	107,099
Kilroy Realty Corp.	1,490	113,464
Kimco Realty Corp.	6,556	101,356
Lamar Advertising Co., Class A	1,192	82,510
Liberty Property Trust	2,412	106,635
Life Storage, Inc.	666	61,618
Medical Properties Trust, Inc.	5,364	72,789
Mid-America Apartment Communities, Inc.	1,788	167,285
National Retail Properties, Inc.	2,384	98,769
Omega Healthcare Investors, Inc.	2,980	91,337
Paramount Group, Inc.	2,980	44,760
Park Hotels & Resorts, Inc.	3,285	105,843
Prologis, Inc.	8,046	517,760
Public Storage	2,272	481,300
Rayonier, Inc.	2,086	81,083
Realogy Holdings Corp.	2,086	49,626
Realty Income Corp.	4,225	225,192
Regency Centers Corp.	2,200	127,776
RLJ Lodging Trust	2,874	67,252
Ryman Hospitality Properties, Inc.	894	74,989
SBA Communications Corp. *	1,788	282,629
Senior Housing Properties Trust	3,576	63,152
Simon Property Group, Inc.	4,711	754,796
SL Green Realty Corp.	1,371	133,700
Spirit Realty Capital, Inc.	6,854	60,041
STORE Capital Corp.	2,384	63,891
Sun Communities, Inc.	1,192	115,243
Sunstone Hotel Investors, Inc.	3,278	57,004
Taubman Centers, Inc.	894	48,803
The Howard Hughes Corp. *	596	75,233
The Macerich Co.	1,555	86,505
UDR, Inc.	4,172	152,153
Ventas, Inc.	5,364	293,196
VEREIT, Inc.	14,602	104,550
Vornado Realty Trust	2,682	186,962
Weingarten Realty Investors	1,788	52,424
Welltower, Inc.	5,662	326,414
Weyerhaeuser Co.	11,401	425,599
WP Carey, Inc.	1,623	109,082
		13,535,721

Retailing 6.3%
Advance Auto Parts, Inc.	1,128	145,083
Amazon.com, Inc. *	6,127	9,984,682
AutoNation, Inc. *	1,034	47,212
AutoZone, Inc. *	410	266,221
Best Buy Co., Inc.	3,888	265,356

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Booking Holdings, Inc. *	739	1,558,492
Burlington Stores, Inc. *	997	145,811
CarMax, Inc. *	2,703	186,291
Dollar General Corp.	3,894	340,647
Dollar Tree, Inc. *	3,576	295,342
Expedia Group, Inc.	1,917	232,015
Five Below, Inc. *	935	66,114
Floor & Decor Holdings, Inc., Class A *	417	19,599
Foot Locker, Inc.	1,855	100,114
Genuine Parts Co.	2,271	206,184
Kohl’s Corp.	2,682	179,024
L Brands, Inc.	3,753	127,264
LKQ Corp. *	4,768	151,479
Lowe’s Cos., Inc.	12,681	1,204,822
Macy’s, Inc.	4,796	167,428
Netflix, Inc. *	6,615	2,325,834
Nordstrom, Inc.	1,788	87,666
O'Reilly Automotive, Inc. *	1,283	345,653
Penske Automotive Group, Inc.	596	28,697
Pool Corp.	596	85,180
Qurate Retail, Inc. *	7,509	152,658
Ross Stores, Inc.	5,786	456,400
Target Corp.	8,163	595,001
The Gap, Inc.	3,292	92,110
The Home Depot, Inc.	17,836	3,327,306
The Michaels Cos., Inc. *	1,788	32,828
The TJX Cos., Inc.	9,570	864,362
Tiffany & Co.	1,587	207,548
Tractor Supply Co.	1,816	134,947
TripAdvisor, Inc. *	1,716	89,472
Ulta Salon, Cosmetics & Fragrance, Inc. *	894	220,738
Urban Outfitters, Inc. *	1,077	44,739
Wayfair, Inc., Class A *	605	55,872
Williams-Sonoma, Inc.	1,192	66,001
		24,902,192

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	12,989	178,339
Analog Devices, Inc.	5,662	550,233
Applied Materials, Inc.	15,869	805,828
Broadcom, Inc.	6,236	1,571,908
Cavium, Inc. *	1,000	83,610
Cypress Semiconductor Corp.	5,694	93,723
Entegris, Inc.	2,412	84,661
First Solar, Inc. *	1,192	80,591
Integrated Device Technology, Inc. *	2,086	69,339
Intel Corp.	71,262	3,933,662
KLA-Tencor Corp.	2,353	266,430
Lam Research Corp.	2,455	486,532
Marvell Technology Group Ltd.	6,556	141,216
Maxim Integrated Products, Inc.	4,217	247,327
Microchip Technology, Inc.	3,576	348,231
Micron Technology, Inc. *	17,513	1,008,574
MKS Instruments, Inc.	894	100,307
Monolithic Power Systems, Inc.	596	78,559
NVIDIA Corp.	9,200	2,320,148
ON Semiconductor Corp. *	6,752	169,678
Qorvo, Inc. *	1,972	158,253
QUALCOMM, Inc.	22,641	1,315,895
Silicon Laboratories, Inc. *	728	76,877
Skyworks Solutions, Inc.	2,812	277,291
Teradyne, Inc.	2,980	112,972
Texas Instruments, Inc.	15,043	1,683,462
Universal Display Corp.	604	59,796
Versum Materials, Inc.	1,645	65,751
Xilinx, Inc.	3,874	263,858
		16,633,051

Security	Number of Shares	Value ($)
Software & Services 15.4%
2U, Inc. *	821	77,831
Accenture plc, Class A	9,432	1,468,940
Activision Blizzard, Inc.	11,514	816,458
Adobe Systems, Inc. *	7,481	1,864,864
Akamai Technologies, Inc. *	2,670	201,265
Alliance Data Systems Corp.	704	148,417
Alphabet, Inc., Class A *	4,545	4,999,500
Alphabet, Inc., Class C *	4,642	5,036,523
Amdocs Ltd.	2,167	146,186
ANSYS, Inc. *	1,241	202,035
Aspen Technology, Inc. *	1,192	111,166
Autodesk, Inc. *	3,361	433,905
Automatic Data Processing, Inc.	6,730	875,035
Black Knight, Inc. *	2,328	117,797
Blackbaud, Inc.	776	75,637
Booz Allen Hamilton Holding Corp.	2,384	107,494
Broadridge Financial Solutions, Inc.	1,788	206,425
CA, Inc.	4,768	170,408
Cadence Design Systems, Inc. *	4,368	185,422
CDK Global, Inc.	1,920	123,552
Citrix Systems, Inc. *	1,961	207,121
Cognizant Technology Solutions Corp., Class A	9,185	692,090
CoreLogic, Inc. *	1,376	72,144
Dell Technologies, Inc., Class V *	3,115	251,256
DXC Technology Co.	4,331	398,928
eBay, Inc. *	14,319	540,113
Electronic Arts, Inc. *	4,691	614,099
EPAM Systems, Inc. *	808	99,529
Euronet Worldwide, Inc. *	758	63,528
Facebook, Inc., Class A *	36,484	6,996,901
Fair Isaac Corp. *	459	84,470
Fidelity National Information Services, Inc.	5,066	517,846
First Data Corp., Class A *	6,556	124,564
Fiserv, Inc. *	6,282	456,073
FleetCor Technologies, Inc. *	1,371	273,309
Fortinet, Inc. *	2,211	135,269
Gartner, Inc. *	1,355	179,863
Genpact Ltd.	2,384	71,591
Global Payments, Inc.	2,384	265,005
GoDaddy, Inc., Class A *	1,812	129,721
GrubHub, Inc. *	1,346	144,305
Guidewire Software, Inc. *	1,192	110,665
IAC/InterActiveCorp *	1,192	184,927
International Business Machines Corp.	13,042	1,842,965
Intuit, Inc.	3,667	739,267
j2 Global, Inc.	678	57,250
Jack Henry & Associates, Inc.	1,192	149,071
Leidos Holdings, Inc.	2,086	125,285
LogMeIn, Inc.	770	83,083
Manhattan Associates, Inc. *	1,053	45,826
MasterCard, Inc., Class A	14,030	2,667,384
MAXIMUS, Inc.	995	60,595
Microsoft Corp.	117,253	11,589,286
Nuance Communications, Inc. *	3,874	52,338
Nutanix, Inc., Class A *	998	53,343
Oracle Corp.	46,058	2,151,830
Paychex, Inc.	4,984	326,851
Paycom Software, Inc. *	747	78,786
PayPal Holdings, Inc. *	17,298	1,419,647
Pegasystems, Inc.	606	37,481
Proofpoint, Inc. *	766	89,538
PTC, Inc. *	1,788	154,197
RealPage, Inc. *	929	54,579
Red Hat, Inc. *	2,682	435,610
Sabre Corp.	3,278	80,344
salesforce.com, Inc. *	10,511	1,359,388
ServiceNow, Inc. *	2,603	462,319

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Snap, Inc., Class A *	4,300	48,977
Splunk, Inc. *	2,171	240,568
Square, Inc., Class A *	4,352	253,504
SS&C Technologies Holdings, Inc.	3,049	155,224
Symantec Corp.	9,645	200,423
Synopsys, Inc. *	2,212	194,811
Tableau Software, Inc., Class A *	1,064	105,198
Take-Two Interactive Software, Inc. *	1,788	200,399
Teradata Corp. *	1,788	71,287
The Ultimate Software Group, Inc. *	453	118,754
The Western Union Co.	6,854	136,326
Total System Services, Inc.	2,469	210,334
Twitter, Inc. *	9,938	344,849
Tyler Technologies, Inc. *	531	122,990
VeriSign, Inc. *	1,461	190,573
Visa, Inc., Class A	27,450	3,588,264
VMware, Inc., Class A *	995	136,793
WEX, Inc. *	596	104,783
Workday, Inc., Class A *	2,226	291,517
Worldpay, Inc., Class A *	4,498	357,456
Yelp, Inc. *	1,192	51,077
Zendesk, Inc. *	1,630	91,101
Zillow Group, Inc., Class C *	1,690	98,578
		61,412,226

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	4,666	405,615
Apple, Inc.	77,304	14,445,798
Arista Networks, Inc. *	703	176,847
ARRIS International plc *	2,682	67,801
Arrow Electronics, Inc. *	1,252	92,798
Avnet, Inc.	1,959	74,677
CDW Corp.	2,384	190,839
Cisco Systems, Inc.	73,505	3,139,399
Cognex Corp.	2,694	123,143
Coherent, Inc. *	360	60,138
CommScope Holding Co., Inc. *	2,980	87,374
Corning, Inc.	13,200	358,644
Dolby Laboratories, Inc., Class A	968	60,790
F5 Networks, Inc. *	934	161,685
FLIR Systems, Inc.	2,086	112,435
Hewlett Packard Enterprise Co.	23,978	365,425
HP, Inc.	24,788	546,080
IPG Photonics Corp. *	596	143,797
Jabil, Inc.	2,682	75,847
Juniper Networks, Inc.	5,216	138,954
Keysight Technologies, Inc. *	2,840	166,822
Littelfuse, Inc.	358	77,704
Motorola Solutions, Inc.	2,441	262,017
National Instruments Corp.	1,490	62,014
NCR Corp. *	1,788	53,819
NetApp, Inc.	4,172	285,031
Palo Alto Networks, Inc. *	1,410	293,407
Seagate Technology plc	4,290	241,741
SYNNEX Corp.	388	41,446
TE Connectivity Ltd.	5,364	499,281
Tech Data Corp. *	609	52,867
Trimble, Inc. *	3,732	123,380
Ubiquiti Networks, Inc. *	367	30,311
ViaSat, Inc. *	894	55,973
Western Digital Corp.	4,559	380,722
Xerox Corp.	3,278	89,096
Zebra Technologies Corp., Class A *	824	126,492
		23,670,209

Security	Number of Shares	Value ($)
Telecommunication Services 1.7%
AT&T, Inc.	93,682	3,027,802
CenturyLink, Inc.	14,659	267,087
Sprint Corp. *	10,504	53,990
T-Mobile US, Inc. *	4,470	248,979
Verizon Communications, Inc.	63,073	3,006,690
Zayo Group Holdings, Inc. *	2,757	95,944
		6,700,492

Transportation 2.2%
Alaska Air Group, Inc.	1,886	114,688
AMERCO	104	33,586
American Airlines Group, Inc.	6,380	277,785
C.H. Robinson Worldwide, Inc.	2,086	181,482
CSX Corp.	13,497	872,581
Delta Air Lines, Inc.	9,840	531,852
Expeditors International of Washington, Inc.	2,682	199,755
FedEx Corp.	3,738	931,211
Genesee & Wyoming, Inc., Class A *	894	69,830
J.B. Hunt Transport Services, Inc.	1,330	170,373
JetBlue Airways Corp. *	5,066	95,697
Kansas City Southern	1,537	164,690
Kirby Corp. *	894	81,086
Knight-Swift Transportation Holdings, Inc.	1,847	75,136
Landstar System, Inc.	596	67,586
Macquarie Infrastructure Corp.	1,243	48,104
Norfolk Southern Corp.	4,297	651,640
Old Dominion Freight Line, Inc.	1,017	158,611
Ryder System, Inc.	894	59,970
Southwest Airlines Co.	8,344	426,212
Union Pacific Corp.	12,041	1,718,973
United Continental Holdings, Inc. *	3,648	253,864
United Parcel Service, Inc., Class B	10,535	1,223,324
XPO Logistics, Inc. *	1,490	156,822
		8,564,858

Utilities 2.9%
AES Corp.	9,834	125,384
ALLETE, Inc.	753	57,845
Alliant Energy Corp.	3,576	148,118
Ameren Corp.	3,656	216,399
American Electric Power Co., Inc.	7,476	507,994
American Water Works Co., Inc.	2,682	222,981
Aqua America, Inc.	2,682	93,065
Atmos Energy Corp.	1,673	149,248
Avangrid, Inc.	894	47,462
CenterPoint Energy, Inc.	6,556	171,308
CMS Energy Corp.	4,322	199,374
Consolidated Edison, Inc.	4,768	365,849
Dominion Energy, Inc.	9,834	631,244
DTE Energy Co.	2,800	286,804
Duke Energy Corp.	10,735	828,313
Edison International	4,933	306,635
Entergy Corp.	2,782	225,092
Eversource Energy	4,768	272,157
Exelon Corp.	14,602	604,377
FirstEnergy Corp.	6,884	236,947
Great Plains Energy, Inc.	3,278	111,255
Hawaiian Electric Industries, Inc.	1,788	61,382
IDACORP, Inc.	687	63,451
MDU Resources Group, Inc.	2,980	82,844
National Fuel Gas Co.	1,292	68,011
NextEra Energy, Inc.	7,152	1,185,873
NiSource, Inc.	5,125	129,663
NRG Energy, Inc.	4,470	153,008
OGE Energy Corp.	2,980	104,360

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ONE Gas, Inc.	894	67,095
PG&E Corp.	7,929	343,564
Pinnacle West Capital Corp.	1,788	142,343
Portland General Electric Co.	1,490	63,563
PPL Corp.	10,430	284,948
Public Service Enterprise Group, Inc.	7,748	410,489
SCANA Corp.	2,086	75,722
Sempra Energy	3,842	409,288
Southwest Gas Holdings, Inc.	684	51,779
The Southern Co.	15,396	691,280
UGI Corp.	2,682	135,361
Vectren Corp.	1,292	91,293
Vistra Energy Corp. *	5,796	142,176
WEC Energy Group, Inc.	4,768	301,099
Westar Energy, Inc.	2,086	118,276
WGL Holdings, Inc.	714	62,975
Xcel Energy, Inc.	7,748	352,689
		11,400,383
Total Common Stock
(Cost $388,686,165)		397,000,033

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (b)	192,537	192,537
Total Other Investment Company
(Cost $192,537)		192,537

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	6	811,650	(5,249)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 10/11/17 (a)	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	—	18,367	(278)	18,089	$105,594	$398	$3,452
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$397,000,033	$—	$—	$397,000,033
Other Investment Company[1]	192,537	—	—	192,537
Liabilities
Futures Contracts[2]	(5,249)	—	—	(5,249)
Total	$397,187,321	$—	$—	$397,187,321
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	44,360	2,361,726
Aptiv plc	133,335	13,000,162
Autoliv, Inc.	43,790	6,479,606
BorgWarner, Inc.	98,831	4,820,976
Ford Motor Co.	1,967,791	22,727,986
General Motors Co.	631,471	26,963,812
Harley-Davidson, Inc.	86,144	3,538,796
Lear Corp.	33,752	6,682,896
Tesla, Inc. *(a)	66,312	18,881,016
The Goodyear Tire & Rubber Co.	117,372	2,867,398
		108,324,374

Banks 6.0%
Bank of America Corp.	4,787,040	139,015,642
BB&T Corp.	386,526	20,292,615
BOK Financial Corp.	14,467	1,460,444
CIT Group, Inc.	60,051	2,998,346
Citigroup, Inc.	1,281,979	85,495,180
Citizens Financial Group, Inc.	237,939	9,719,808
Comerica, Inc.	85,349	8,047,557
Cullen/Frost Bankers, Inc.	29,159	3,330,833
East West Bancorp, Inc.	70,570	4,903,204
Fifth Third Bancorp	353,908	10,822,507
First Republic Bank	78,250	7,793,700
Huntington Bancshares, Inc.	551,304	8,197,890
JPMorgan Chase & Co.	1,714,629	183,482,449
KeyCorp	531,137	10,325,303
M&T Bank Corp.	74,946	12,896,708
New York Community Bancorp, Inc.	240,699	2,789,701
People's United Financial, Inc.	178,592	3,287,879
Regions Financial Corp.	562,730	10,264,195
Signature Bank *	26,814	3,418,517
SunTrust Banks, Inc.	234,223	15,812,395
SVB Financial Group *	26,632	8,312,646
TFS Financial Corp.	31,584	505,344
The PNC Financial Services Group, Inc.	236,730	33,949,449
U.S. Bancorp	784,783	39,231,302
Wells Fargo & Co.	2,195,773	118,549,784
Zions Bancorp	98,851	5,418,023
		750,321,421

Capital Goods 7.2%
3M Co.	297,944	58,763,495
A.O. Smith Corp.	70,470	4,444,543
Acuity Brands, Inc.	21,075	2,492,119
AGCO Corp.	31,186	1,983,430
Allegion plc	47,483	3,629,126
Allison Transmission Holdings, Inc.	63,078	2,605,752
AMETEK, Inc.	113,175	8,265,170
Arconic, Inc.	209,465	3,697,057
Carlisle Cos., Inc.	32,062	3,443,138
Security	Number of Shares	Value ($)
Caterpillar, Inc.	298,450	45,337,540
Colfax Corp. *	56,140	1,716,761
Cummins, Inc.	78,521	11,180,605
Deere & Co.	160,684	24,023,865
Donaldson Co., Inc.	62,236	2,937,539
Dover Corp.	80,508	6,216,023
Eaton Corp. plc	217,285	16,639,685
Emerson Electric Co.	318,567	22,567,286
Fastenal Co.	139,757	7,439,265
Flowserve Corp.	62,722	2,592,927
Fluor Corp.	69,569	3,390,793
Fortive Corp.	153,652	11,168,964
Fortune Brands Home & Security, Inc.	77,943	4,378,058
General Dynamics Corp.	137,507	27,736,537
General Electric Co.	4,334,249	61,026,226
Graco, Inc.	83,973	3,812,374
Harris Corp.	58,599	8,817,392
HD Supply Holdings, Inc. *	98,346	4,005,633
HEICO Corp.	17,733	1,628,953
HEICO Corp., Class A	25,896	1,969,391
Honeywell International, Inc.	375,725	55,573,485
Hubbell, Inc.	27,481	2,959,429
Huntington Ingalls Industries, Inc.	23,393	5,171,491
IDEX Corp.	39,640	5,497,275
Illinois Tool Works, Inc.	153,443	22,049,759
Ingersoll-Rand plc	124,771	10,922,453
Jacobs Engineering Group, Inc.	62,183	4,029,458
Johnson Controls International plc	466,333	15,650,136
L3 Technologies, Inc.	37,663	7,469,703
Lennox International, Inc.	19,945	4,055,018
Lincoln Electric Holdings, Inc.	28,875	2,587,200
Lockheed Martin Corp.	124,783	39,249,245
Masco Corp.	155,224	5,785,198
Nordson Corp.	27,389	3,440,880
Northrop Grumman Corp.	86,966	28,459,624
nVent Electric plc *	85,203	2,307,297
Orbital ATK, Inc.	28,391	3,796,445
Owens Corning	55,222	3,491,135
PACCAR, Inc.	176,149	10,961,752
Parker-Hannifin Corp.	66,170	11,308,453
Pentair plc	85,357	3,724,979
Quanta Services, Inc. *	78,231	2,817,098
Raytheon Co.	143,874	30,141,603
Rockwell Automation, Inc.	63,619	11,159,409
Rockwell Collins, Inc.	82,502	11,344,850
Roper Technologies, Inc.	51,575	14,223,869
Sensata Technologies Holding plc *	85,184	4,352,051
Snap-on, Inc.	29,110	4,303,040
Spirit AeroSystems Holdings, Inc., Class A	59,325	5,025,421
Stanley Black & Decker, Inc.	75,310	10,486,164
Textron, Inc.	131,718	8,769,784
The Boeing Co.	276,633	97,419,077
The Middleby Corp. *	27,139	2,703,587
The Toro Co.	52,839	3,064,662
TransDigm Group, Inc.	24,452	8,169,658
Trinity Industries, Inc.	74,714	2,576,886

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Rentals, Inc. *	43,002	6,861,829
United Technologies Corp.	371,752	46,402,085
W.W. Grainger, Inc.	24,749	7,647,194
WABCO Holdings, Inc. *	23,383	2,827,706
Wabtec Corp.	43,499	4,241,588
Xylem, Inc.	89,678	6,313,331
		897,250,954

Commercial & Professional Services 0.8%
ADT, Inc.	52,134	392,048
Cintas Corp.	42,836	7,806,861
Copart, Inc. *	102,234	5,605,490
CoStar Group, Inc. *	17,360	6,617,979
Equifax, Inc.	59,448	6,774,694
IHS Markit Ltd. *	179,192	8,830,582
KAR Auction Services, Inc.	69,764	3,681,446
ManpowerGroup, Inc.	35,455	3,190,950
Nielsen Holdings plc	163,374	4,928,994
Republic Services, Inc.	109,208	7,363,896
Robert Half International, Inc.	63,090	4,017,571
Rollins, Inc.	52,508	2,613,323
Stericycle, Inc. *	44,021	2,795,334
The Dun & Bradstreet Corp.	18,626	2,287,459
TransUnion	74,010	5,077,086
Verisk Analytics, Inc. *	74,968	7,964,600
Waste Management, Inc.	202,085	16,714,450
		96,662,763

Consumer Durables & Apparel 1.2%
Carter's, Inc.	24,070	2,623,871
D.R. Horton, Inc.	164,966	6,963,215
Garmin Ltd.	54,992	3,304,469
Hanesbrands, Inc.	187,136	3,411,489
Hasbro, Inc.	55,821	4,842,472
Leggett & Platt, Inc.	65,824	2,718,531
Lennar Corp., B Shares	6,330	261,935
Lennar Corp., Class A	132,829	6,872,572
Lululemon Athletica, Inc. *	45,789	4,810,134
Mattel, Inc.	177,443	2,753,915
Michael Kors Holdings Ltd. *	77,795	4,464,655
Mohawk Industries, Inc. *	31,391	6,405,020
Newell Brands, Inc.	246,011	5,800,939
NIKE, Inc., Class B	647,932	46,521,518
NVR, Inc. *	1,634	4,886,542
Polaris Industries, Inc.	28,575	3,197,543
PulteGroup, Inc.	133,238	4,030,450
PVH Corp.	38,942	6,230,720
Ralph Lauren Corp.	27,339	3,679,283
Tapestry, Inc.	146,145	6,389,459
Toll Brothers, Inc.	75,448	2,979,442
Under Armour, Inc., Class A *(a)	113,548	2,373,153
Under Armour, Inc., Class C *	95,326	1,803,568
VF Corp.	163,056	13,233,625
Whirlpool Corp.	34,600	5,008,350
		155,566,870

Consumer Services 2.0%
Aramark	124,872	4,847,531
Carnival Corp.	202,391	12,604,911
Chipotle Mexican Grill, Inc. *	12,711	5,468,018
Darden Restaurants, Inc.	62,487	5,461,989
Domino's Pizza, Inc.	21,677	5,451,332
Dunkin' Brands Group, Inc.	41,931	2,684,842
H&R Block, Inc.	101,613	2,789,277
Hilton Worldwide Holdings, Inc.	140,683	11,354,525
Las Vegas Sands Corp.	182,480	14,709,713
Security	Number of Shares	Value ($)
Marriott International, Inc., Class A	150,269	20,340,412
McDonald's Corp.	397,023	63,527,650
MGM Resorts International	258,926	8,143,223
Norwegian Cruise Line Holdings Ltd. *	102,333	5,356,109
Royal Caribbean Cruises Ltd.	86,372	9,067,332
Service Corp. International	91,249	3,347,926
ServiceMaster Global Holdings, Inc. *	68,544	3,916,604
Starbucks Corp.	701,041	39,727,993
Vail Resorts, Inc.	19,764	4,758,973
Wyndham Worldwide Corp.	50,347	5,459,629
Wynn Resorts Ltd.	42,485	8,327,485
Yum! Brands, Inc.	167,411	13,615,537
		250,961,011

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	27,704	4,412,139
AGNC Investment Corp.	186,377	3,507,615
Ally Financial, Inc.	214,336	5,497,718
American Express Co.	357,130	35,105,879
Ameriprise Financial, Inc.	72,851	10,099,334
Annaly Capital Management, Inc.	581,709	6,067,225
Berkshire Hathaway, Inc., Class B *	961,498	184,155,712
BlackRock, Inc.	61,864	33,049,605
Capital One Financial Corp.	240,505	22,607,470
Cboe Global Markets, Inc.	55,424	5,407,165
CME Group, Inc.	170,107	27,710,430
Discover Financial Services	180,774	13,351,968
E*TRADE Financial Corp. *	136,925	8,674,199
Eaton Vance Corp.	58,144	3,128,147
FactSet Research Systems, Inc.	19,430	3,905,624
Franklin Resources, Inc.	168,540	5,657,888
Intercontinental Exchange, Inc.	291,720	20,680,031
Invesco Ltd.	202,208	5,524,323
Janus Henderson Group plc	86,786	2,680,820
Jefferies Financial Group, Inc.	163,958	3,587,401
Lazard Ltd., Class A	62,368	3,208,210
MarketAxess Holdings, Inc.	18,997	4,058,709
Moody's Corp.	81,598	13,918,171
Morgan Stanley	691,572	34,675,420
MSCI, Inc.	45,579	7,409,778
Nasdaq, Inc.	58,808	5,402,103
Northern Trust Corp.	106,880	10,957,338
Raymond James Financial, Inc.	66,836	6,453,684
S&P Global, Inc.	127,769	25,234,378
Santander Consumer USA Holdings, Inc.	46,784	837,901
SEI Investments Co.	66,498	4,241,242
Starwood Property Trust, Inc.	124,436	2,701,506
State Street Corp.	185,822	17,859,352
Synchrony Financial	359,755	12,458,316
T. Rowe Price Group, Inc.	120,782	14,665,350
TD Ameritrade Holding Corp.	134,782	7,979,094
The Bank of New York Mellon Corp.	504,519	27,622,415
The Charles Schwab Corp. (b)	592,550	32,957,631
The Goldman Sachs Group, Inc.	175,738	39,695,700
Voya Financial, Inc.	89,633	4,655,538
		681,802,529

Energy 6.1%
Anadarko Petroleum Corp.	267,681	18,684,134
Andeavor	70,166	10,134,075
Antero Resources Corp. *	108,327	2,070,129
Apache Corp.	190,010	7,600,400
Apergy Corp. *	40,064	1,730,364
Baker Hughes a GE Co.	210,793	7,291,330
Cabot Oil & Gas Corp.	223,191	5,099,914
Cheniere Energy, Inc. *	99,605	6,635,685
Chevron Corp.	952,197	118,358,087

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cimarex Energy Co.	47,781	4,439,810
Concho Resources, Inc. *	75,770	10,403,979
ConocoPhillips	588,534	39,661,306
Continental Resources, Inc. *	44,039	2,965,586
Core Laboratories N.V.	22,620	2,808,952
Devon Energy Corp.	263,859	10,968,619
Diamondback Energy, Inc.	49,543	5,982,813
Energen Corp. *	46,976	3,186,852
EOG Resources, Inc.	290,780	34,256,792
EQT Corp.	120,077	6,188,769
Exxon Mobil Corp.	2,116,445	171,939,992
Halliburton Co.	439,241	21,847,847
Helmerich & Payne, Inc.	55,441	3,680,174
Hess Corp.	133,785	8,083,290
HollyFrontier Corp.	86,262	6,657,701
Kinder Morgan, Inc.	951,243	15,866,733
Marathon Oil Corp.	419,290	8,985,385
Marathon Petroleum Corp.	237,555	18,773,972
Murphy Oil Corp.	83,058	2,554,033
National Oilwell Varco, Inc.	189,341	7,842,504
Newfield Exploration Co. *	99,064	2,896,631
Noble Energy, Inc.	245,456	8,762,779
Occidental Petroleum Corp.	382,954	32,244,727
ONEOK, Inc.	203,959	13,901,845
Parsley Energy, Inc., Class A *	114,620	3,378,998
Phillips 66	210,297	24,497,498
Pioneer Natural Resources Co.	85,460	16,502,326
Range Resources Corp.	115,650	1,831,896
Schlumberger Ltd.	691,183	47,463,537
Targa Resources Corp.	106,425	5,175,448
TechnipFMC plc	219,388	6,833,936
The Williams Cos., Inc.	418,147	11,231,428
Valero Energy Corp.	216,912	26,289,734
Weatherford International plc *	461,260	1,563,671
		767,273,681

Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	18,164	1,758,275
Costco Wholesale Corp.	219,221	43,458,371
Sysco Corp.	238,613	15,517,004
The Kroger Co.	449,793	10,943,464
US Foods Holding Corp. *	66,392	2,368,867
Walgreens Boots Alliance, Inc.	425,842	26,568,282
Walmart, Inc.	724,243	59,779,017
		160,393,280

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	949,211	52,909,021
Archer-Daniels-Midland Co.	281,515	12,307,836
Brown-Forman Corp., Class A	29,626	1,627,060
Brown-Forman Corp., Class B	133,705	7,562,355
Bunge Ltd.	71,792	4,993,134
Campbell Soup Co.	97,759	3,288,613
ConAgra Brands, Inc.	199,108	7,378,942
Constellation Brands, Inc., Class A	85,615	19,098,994
Dr. Pepper Snapple Group, Inc.	90,722	10,823,135
General Mills, Inc.	287,604	12,162,773
Hormel Foods Corp.	131,676	4,725,852
Ingredion, Inc.	35,397	3,942,872
Kellogg Co.	123,927	7,979,660
Lamb Weston Holdings, Inc.	70,620	4,502,025
McCormick & Co., Inc. Non-Voting Shares	59,799	6,039,699
Molson Coors Brewing Co., Class B	90,573	5,583,825
Mondelez International, Inc., Class A	746,369	29,309,911
Monster Beverage Corp. *	205,222	10,499,158
PepsiCo, Inc.	709,461	71,123,465
Security	Number of Shares	Value ($)
Philip Morris International, Inc.	775,632	61,693,769
Pilgrim's Pride Corp. *	28,100	547,669
Pinnacle Foods, Inc.	59,720	3,818,497
Post Holdings, Inc. *	33,867	2,603,356
The Coca-Cola Co.	1,917,491	82,452,113
The Hain Celestial Group, Inc. *	48,698	1,242,773
The Hershey Co.	69,857	6,289,924
The J.M. Smucker Co.	58,743	6,314,872
The Kraft Heinz Co.	296,353	17,034,370
TreeHouse Foods, Inc. *	26,704	1,279,389
Tyson Foods, Inc., Class A	147,819	9,973,348
		469,108,410

Health Care Equipment & Services 5.9%
Abbott Laboratories	867,949	53,404,902
ABIOMED, Inc. *	21,940	8,362,212
Aetna, Inc.	162,515	28,623,767
Align Technology, Inc. *	35,568	11,806,797
AmerisourceBergen Corp.	81,737	6,713,877
Anthem, Inc.	127,785	28,294,155
Baxter International, Inc.	245,789	17,411,693
Becton Dickinson & Co.	133,050	29,482,549
Boston Scientific Corp. *	686,891	20,874,617
Cardinal Health, Inc.	156,385	8,146,095
Centene Corp. *	98,711	11,564,981
Cerner Corp. *	155,587	9,285,432
Cigna Corp.	120,870	20,471,752
CVS Health Corp.	505,868	32,066,972
Danaher Corp.	304,171	30,198,097
DaVita, Inc. *	73,803	4,932,992
DENTSPLY SIRONA, Inc.	112,238	4,917,147
DexCom, Inc. *	44,628	3,926,818
Edwards Lifesciences Corp. *	105,628	14,503,781
Envision Healthcare Corp. *	62,272	2,670,223
Express Scripts Holding Co. *	283,774	21,512,907
HCA Healthcare, Inc.	139,533	14,391,434
Henry Schein, Inc. *	78,292	5,417,806
Hologic, Inc. *	139,930	5,301,948
Humana, Inc.	68,460	19,920,491
IDEXX Laboratories, Inc. *	43,002	8,953,446
Intuitive Surgical, Inc. *	55,910	25,700,150
Laboratory Corp. of America Holdings *	50,830	9,179,390
McKesson Corp.	103,245	14,654,595
MEDNAX, Inc. *	46,789	2,145,276
Medtronic plc	674,951	58,261,770
Quest Diagnostics, Inc.	69,986	7,455,608
ResMed, Inc.	71,454	7,346,186
STERIS plc	40,880	4,244,979
Stryker Corp.	160,689	27,963,100
Teleflex, Inc.	23,412	6,254,750
The Cooper Cos., Inc.	24,744	5,599,815
UnitedHealth Group, Inc.	483,917	116,870,795
Universal Health Services, Inc., Class B	43,145	4,960,812
Varian Medical Systems, Inc. *	47,905	5,646,562
Veeva Systems, Inc., Class A *	57,408	4,441,083
WellCare Health Plans, Inc. *	21,500	4,765,905
West Pharmaceutical Services, Inc.	38,782	3,606,726
Zimmer Biomet Holdings, Inc.	101,522	11,320,718
		743,575,111

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	124,956	5,866,684
Colgate-Palmolive Co.	437,359	27,592,979
Coty, Inc., Class A	230,467	3,053,688
Edgewell Personal Care Co. *	25,368	1,109,089
Herbalife Nutrition Ltd. *	58,873	2,988,982
Kimberly-Clark Corp.	175,507	17,699,881

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spectrum Brands Holdings, Inc.	12,445	991,742
The Clorox Co.	62,690	7,574,833
The Estee Lauder Cos., Inc., Class A	112,808	16,858,028
The Procter & Gamble Co.	1,260,230	92,211,029
		175,946,935

Insurance 2.6%
Aflac, Inc.	390,776	17,608,367
Alleghany Corp.	7,843	4,474,902
American Financial Group, Inc.	35,039	3,850,085
American International Group, Inc.	445,917	23,539,958
Aon plc	123,012	17,205,688
Arch Capital Group Ltd. *	65,288	5,121,844
Arthur J. Gallagher & Co.	91,305	6,051,695
Assurant, Inc.	27,736	2,589,156
Athene Holding Ltd., Class A *	61,919	2,765,922
Axis Capital Holdings Ltd.	40,979	2,329,656
Brighthouse Financial, Inc. *	48,707	2,294,587
Brown & Brown, Inc.	116,834	3,245,648
Chubb Ltd.	231,214	30,217,358
Cincinnati Financial Corp.	70,252	4,873,381
CNA Financial Corp.	15,660	735,707
Erie Indemnity Co., Class A	8,897	1,005,450
Everest Re Group Ltd.	20,169	4,543,874
FNF Group	141,082	5,214,391
Lincoln National Corp.	110,577	7,330,149
Loews Corp.	132,739	6,486,955
Markel Corp. *	6,935	7,608,250
Marsh & McLennan Cos., Inc.	255,117	20,503,753
MetLife, Inc.	517,498	23,799,733
Principal Financial Group, Inc.	133,220	7,433,676
Prudential Financial, Inc.	211,118	20,444,667
Reinsurance Group of America, Inc.	31,308	4,678,667
RenaissanceRe Holdings Ltd.	19,936	2,447,543
The Allstate Corp.	176,840	16,531,003
The Hartford Financial Services Group, Inc.	179,908	9,414,586
The Progressive Corp.	292,376	18,153,626
The Travelers Cos., Inc.	135,717	17,442,349
Torchmark Corp.	55,273	4,688,809
Unum Group	105,267	4,085,412
W.R. Berkley Corp.	50,620	3,870,911
Willis Towers Watson plc	67,097	10,141,712
XL Group Ltd.	132,163	7,345,620
		330,075,090

Materials 3.1%
Air Products & Chemicals, Inc.	109,616	17,693,119
Albemarle Corp.	55,615	5,198,334
Alcoa Corp. *	85,286	4,099,698
Ashland Global Holdings, Inc.	31,915	2,480,434
Avery Dennison Corp.	43,352	4,553,261
Axalta Coating Systems Ltd. *	112,722	3,506,781
Ball Corp.	171,276	6,328,648
Berry Global Group, Inc. *	69,606	3,361,274
Celanese Corp., Series A	67,130	7,580,320
CF Industries Holdings, Inc.	116,671	4,799,845
Crown Holdings, Inc. *	65,844	2,853,679
DowDuPont, Inc.	1,168,664	74,923,049
Eastman Chemical Co.	74,672	7,789,036
Ecolab, Inc.	128,919	18,385,139
FMC Corp.	69,923	6,089,594
Freeport-McMoRan, Inc.	679,966	11,491,425
Huntsman Corp.	106,830	3,415,355
International Flavors & Fragrances, Inc.	38,720	4,728,874
International Paper Co.	208,819	11,171,816
LyondellBasell Industries N.V., Class A	160,132	17,954,000
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	31,134	6,938,835
Monsanto Co.	220,086	28,052,162
NewMarket Corp.	4,348	1,670,893
Newmont Mining Corp.	263,484	10,257,432
Nucor Corp.	161,232	10,349,482
Packaging Corp. of America	49,511	5,817,542
PPG Industries, Inc.	127,994	12,917,154
Praxair, Inc.	142,139	22,210,640
Reliance Steel & Aluminum Co.	35,393	3,311,723
Royal Gold, Inc.	32,548	2,918,254
RPM International, Inc.	70,371	3,483,364
Sealed Air Corp.	85,555	3,726,776
Sonoco Products Co.	48,476	2,478,578
Steel Dynamics, Inc.	116,340	5,750,686
The Chemours Co.	91,499	4,482,536
The Mosaic Co.	174,370	4,793,431
The Sherwin-Williams Co.	40,820	15,480,985
Vulcan Materials Co.	67,449	8,615,935
W.R. Grace & Co.	35,105	2,513,167
Westlake Chemical Corp.	19,494	2,256,041
WestRock Co.	125,472	7,387,791
		383,817,088

Media 2.5%
Altice USA, Inc., Class A *(a)	27,591	539,680
CBS Corp., Class B Non-Voting Shares	177,426	8,936,948
Charter Communications, Inc., Class A *	92,933	24,259,230
Comcast Corp., Class A	2,311,819	72,082,516
Discovery Communications, Inc., Class A *	89,964	1,897,341
Discovery Communications, Inc., Class C *	155,906	3,082,262
DISH Network Corp., Class A *	112,933	3,337,170
GCI Liberty, Inc., Class A *	48,148	2,012,586
Liberty Broadband Corp., Class A *	13,667	933,319
Liberty Broadband Corp., Class C *	74,765	5,149,066
Liberty Global plc, Class A *	111,409	3,176,271
Liberty Global plc, Class C *	292,856	8,106,254
Liberty Media Corp. - Liberty Formula One, Class A *	18,452	558,542
Liberty Media Corp. - Liberty Formula One, Class C *	91,580	2,892,096
Liberty Media Corp. - Liberty SiriusXM, Class A *	46,870	2,167,737
Liberty Media Corp. - Liberty SiriusXM, Class C *	78,954	3,646,885
Lions Gate Entertainment Corp., Class A	47,356	1,097,239
Lions Gate Entertainment Corp., Class B	55,274	1,206,631
Live Nation Entertainment, Inc. *	68,998	2,941,385
News Corp., Class A	216,555	3,254,822
News Corp., Class B	48,280	745,926
Omnicom Group, Inc.	112,059	8,077,213
Sirius XM Holdings, Inc. (a)	736,564	5,229,604
The Interpublic Group of Cos., Inc.	197,519	4,463,929
The Walt Disney Co.	751,348	74,736,586
Time Warner, Inc.	389,699	36,694,058
Twenty-First Century Fox, Inc., Class A	531,578	20,492,332
Twenty-First Century Fox, Inc., Class B	214,352	8,181,816
Viacom, Inc., Class B	179,493	4,864,260
		314,763,704

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	796,491	78,804,820
Agilent Technologies, Inc.	159,806	9,895,187
Alexion Pharmaceuticals, Inc. *	110,569	12,840,378
Alkermes plc *	79,468	3,750,890

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Allergan plc	164,579	24,818,513
Alnylam Pharmaceuticals, Inc. *	39,850	3,963,879
Amgen, Inc.	339,256	60,937,163
Biogen, Inc. *	105,625	31,049,525
BioMarin Pharmaceutical, Inc. *	89,870	8,118,856
Bristol-Myers Squibb Co.	814,235	42,845,046
Celgene Corp. *	375,704	29,560,391
Eli Lilly & Co.	480,944	40,899,478
Exelixis, Inc. *	137,655	2,853,588
Gilead Sciences, Inc.	653,833	44,068,344
Illumina, Inc. *	72,904	19,861,966
Incyte Corp. *	86,076	5,876,408
Ionis Pharmaceuticals, Inc. *	64,735	3,019,888
IQVIA Holdings, Inc. *	75,328	7,452,199
Jazz Pharmaceuticals plc *	31,143	5,263,167
Johnson & Johnson	1,339,218	160,197,257
Merck & Co., Inc.	1,345,077	80,072,434
Mettler-Toledo International, Inc. *	12,826	7,063,791
Mylan N.V. *	256,320	9,858,067
PerkinElmer, Inc.	54,212	4,029,578
Perrigo Co., plc	67,314	4,924,692
Pfizer, Inc.	2,970,486	106,729,562
Regeneron Pharmaceuticals, Inc. *	38,654	11,608,569
Seattle Genetics, Inc. *	50,728	3,068,537
Syneos Health, Inc. *	27,691	1,190,713
TESARO, Inc. *	17,032	779,555
Thermo Fisher Scientific, Inc.	200,342	41,725,228
United Therapeutics Corp. *	20,510	2,185,956
Vertex Pharmaceuticals, Inc. *	126,695	19,511,030
Waters Corp. *	39,071	7,525,856
Zoetis, Inc.	240,793	20,154,374
		916,504,885

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	51,019	6,373,293
American Campus Communities, Inc.	71,295	2,858,929
American Homes 4 Rent, Class A	130,648	2,602,508
American Tower Corp.	219,701	30,400,027
Apartment Investment & Management Co., Class A	78,819	3,218,180
AvalonBay Communities, Inc.	69,697	11,537,641
Boston Properties, Inc.	77,954	9,492,459
Brixmor Property Group, Inc.	133,614	2,121,790
Camden Property Trust	44,373	3,904,824
CBRE Group, Inc., Class A *	158,689	7,329,845
Colony NorthStar, Inc., Class A	194,156	1,143,579
Crown Castle International Corp.	207,708	21,632,788
Digital Realty Trust, Inc.	101,423	10,900,944
Douglas Emmett, Inc.	75,612	2,910,306
Duke Realty Corp.	184,164	5,178,692
Equinix, Inc.	39,417	15,642,636
Equity LifeStyle Properties, Inc.	45,642	4,148,858
Equity Residential	183,677	11,753,491
Essex Property Trust, Inc.	33,034	7,896,117
Extra Space Storage, Inc.	63,280	6,090,700
Federal Realty Investment Trust	35,967	4,276,117
Forest City Realty Trust, Inc., Class A	137,905	2,809,125
Gaming & Leisure Properties, Inc.	98,000	3,439,800
GGP, Inc.	321,036	6,510,610
HCP, Inc.	249,823	5,988,257
Healthcare Trust of America, Inc., Class A	99,525	2,553,812
Highwoods Properties, Inc.	56,560	2,705,265
Host Hotels & Resorts, Inc.	368,706	7,975,111
Invitation Homes, Inc.	141,149	3,106,689
Iron Mountain, Inc.	147,375	4,906,114
JBG SMITH Properties	42,891	1,582,249
Jones Lang LaSalle, Inc.	22,337	3,657,907
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	46,844	3,567,171
Kimco Realty Corp.	179,102	2,768,917
Lamar Advertising Co., Class A	40,484	2,802,302
Liberty Property Trust	76,065	3,362,834
Mid-America Apartment Communities, Inc.	56,610	5,296,432
National Retail Properties, Inc.	79,053	3,275,166
Omega Healthcare Investors, Inc.	96,973	2,972,222
Park Hotels & Resorts, Inc.	90,464	2,914,750
Prologis, Inc.	265,521	17,086,276
Public Storage	75,265	15,944,138
Realogy Holdings Corp.	70,650	1,680,764
Realty Income Corp.	142,206	7,579,580
Regency Centers Corp.	76,206	4,426,044
SBA Communications Corp. *	58,807	9,295,622
Senior Housing Properties Trust	124,518	2,198,988
Simon Property Group, Inc.	159,696	25,586,493
SL Green Realty Corp.	45,045	4,392,788
Spirit Realty Capital, Inc.	213,743	1,872,389
Sun Communities, Inc.	39,382	3,807,452
The Macerich Co.	58,547	3,256,970
UDR, Inc.	131,682	4,802,443
Ventas, Inc.	174,170	9,520,132
VEREIT, Inc.	449,511	3,218,499
Vornado Realty Trust	85,782	5,979,863
Weingarten Realty Investors	67,744	1,986,254
Welltower, Inc.	187,257	10,795,366
Weyerhaeuser Co.	377,902	14,107,082
WP Carey, Inc.	56,544	3,800,322
		394,945,922

Retailing 6.5%
Advance Auto Parts, Inc.	36,965	4,754,438
Amazon.com, Inc. *	200,810	327,243,992
AutoNation, Inc. *	32,163	1,468,563
AutoZone, Inc. *	13,678	8,881,399
Bed Bath & Beyond, Inc.	67,127	1,219,026
Best Buy Co., Inc.	126,015	8,600,524
Booking Holdings, Inc. *	24,266	51,175,053
Burlington Stores, Inc. *	35,132	5,138,055
CarMax, Inc. *	89,177	6,146,079
Dollar General Corp.	128,199	11,214,849
Dollar Tree, Inc. *	118,369	9,776,096
Expedia Group, Inc.	60,589	7,333,087
Foot Locker, Inc.	64,157	3,462,553
Genuine Parts Co.	74,919	6,801,896
Kohl's Corp.	84,983	5,672,615
L Brands, Inc.	120,943	4,101,177
LKQ Corp. *	153,072	4,863,098
Lowe's Cos., Inc.	416,308	39,553,423
Macy's, Inc.	151,677	5,295,044
Netflix, Inc. *	216,354	76,070,066
Nordstrom, Inc.	58,511	2,868,794
O'Reilly Automotive, Inc. *	41,368	11,144,953
Qurate Retail, Inc. *	240,377	4,886,864
Ross Stores, Inc.	190,585	15,033,345
Signet Jewelers Ltd.	29,215	1,256,245
Target Corp.	271,622	19,798,528
The Gap, Inc.	105,733	2,958,409
The Home Depot, Inc.	582,724	108,707,162
The Michaels Cos., Inc. *	54,972	1,009,286
The TJX Cos., Inc.	315,465	28,492,799
Tiffany & Co.	50,612	6,619,037
Tractor Supply Co.	61,053	4,536,848
TripAdvisor, Inc. *	57,335	2,989,447

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	29,887	7,379,399
Williams-Sonoma, Inc.	39,053	2,162,365
		808,614,514

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	417,829	5,736,792
Analog Devices, Inc.	183,391	17,821,937
Applied Materials, Inc.	525,200	26,669,656
Broadcom, Inc.	204,911	51,651,916
First Solar, Inc. *	39,222	2,651,800
Intel Corp.	2,339,332	129,131,126
KLA-Tencor Corp.	78,008	8,832,846
Lam Research Corp.	80,478	15,949,130
Marvell Technology Group Ltd.	219,472	4,727,427
Maxim Integrated Products, Inc.	140,783	8,256,923
Microchip Technology, Inc.	116,293	11,324,612
Micron Technology, Inc. *	574,896	33,108,261
NVIDIA Corp.	301,890	76,133,639
ON Semiconductor Corp. *	210,602	5,292,428
Qorvo, Inc. *	63,443	5,091,301
QUALCOMM, Inc.	739,720	42,992,526
Skyworks Solutions, Inc.	92,928	9,163,630
Teradyne, Inc.	99,825	3,784,366
Texas Instruments, Inc.	492,482	55,113,661
Xilinx, Inc.	128,428	8,747,231
		522,181,208

Software & Services 15.5%
Accenture plc, Class A	307,937	47,958,108
Activision Blizzard, Inc.	377,980	26,802,562
Adobe Systems, Inc. *	246,052	61,335,843
Akamai Technologies, Inc. *	86,552	6,524,290
Alliance Data Systems Corp.	23,643	4,984,417
Alphabet, Inc., Class A *	149,152	164,067,200
Alphabet, Inc., Class C *	152,336	165,283,037
ANSYS, Inc. *	42,602	6,935,606
Autodesk, Inc. *	108,489	14,005,930
Automatic Data Processing, Inc.	221,996	28,863,920
Broadridge Financial Solutions, Inc.	56,092	6,475,821
CA, Inc.	151,687	5,421,293
Cadence Design Systems, Inc. *	133,629	5,672,551
CDK Global, Inc.	64,765	4,167,628
Citrix Systems, Inc. *	66,016	6,972,610
Cognizant Technology Solutions Corp., Class A	291,145	21,937,776
Dell Technologies, Inc., Class V *	99,707	8,042,367
DXC Technology Co.	144,123	13,275,169
eBay, Inc. *	471,256	17,775,776
Electronic Arts, Inc. *	153,727	20,124,402
Facebook, Inc., Class A *	1,196,659	229,495,263
Fidelity National Information Services, Inc.	162,951	16,656,851
First Data Corp., Class A *	225,830	4,290,770
Fiserv, Inc. *	206,856	15,017,746
FleetCor Technologies, Inc. *	45,284	9,027,365
Fortinet, Inc. *	71,027	4,345,432
Gartner, Inc. *	43,662	5,795,694
Global Payments, Inc.	80,236	8,919,034
IAC/InterActiveCorp *	38,695	6,003,142
International Business Machines Corp.	427,034	60,344,174
Intuit, Inc.	121,438	24,481,901
Jack Henry & Associates, Inc.	39,008	4,878,340
Leidos Holdings, Inc.	70,564	4,238,074
LogMeIn, Inc.	25,478	2,749,076
MasterCard, Inc., Class A	460,873	87,621,175
Microsoft Corp.	3,851,284	380,660,911
Nuance Communications, Inc. *	124,059	1,676,037
Security	Number of Shares	Value ($)
Oracle Corp.	1,509,157	70,507,815
Paychex, Inc.	160,663	10,536,279
PayPal Holdings, Inc. *	564,599	46,336,640
PTC, Inc. *	56,682	4,888,256
Red Hat, Inc. *	89,098	14,471,297
Sabre Corp.	117,590	2,882,131
salesforce.com, Inc. *	348,280	45,043,052
ServiceNow, Inc. *	85,835	15,245,154
Snap, Inc., Class A *(a)	113,493	1,292,685
Splunk, Inc. *	70,495	7,811,551
Square, Inc., Class A *	142,914	8,324,740
SS&C Technologies Holdings, Inc.	96,887	4,932,517
Symantec Corp.	303,284	6,302,241
Synopsys, Inc. *	75,852	6,680,286
Take-Two Interactive Software, Inc. *	58,357	6,540,653
Teradata Corp. *	62,407	2,488,167
The Ultimate Software Group, Inc. *	14,644	3,838,925
The Western Union Co.	236,112	4,696,268
Total System Services, Inc.	83,110	7,080,141
Twitter, Inc. *	327,260	11,355,922
Tyler Technologies, Inc. *	17,527	4,059,604
VeriSign, Inc. *	40,886	5,333,170
Visa, Inc., Class A	900,538	117,718,327
VMware, Inc., Class A *	33,527	4,609,292
Workday, Inc., Class A *	68,006	8,906,066
Worldpay, Inc., Class A *	146,963	11,679,150
Zillow Group, Inc., Class A *	23,688	1,379,589
Zillow Group, Inc., Class C *	56,472	3,294,012
		1,941,061,221

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	155,601	13,526,395
Apple, Inc.	2,535,944	473,891,855
Arista Networks, Inc. *	23,453	5,899,837
Arrow Electronics, Inc. *	46,570	3,451,768
Avnet, Inc.	53,352	2,033,778
CDW Corp.	77,514	6,204,996
Cisco Systems, Inc.	2,420,432	103,376,651
Cognex Corp.	86,286	3,944,133
CommScope Holding Co., Inc. *	93,084	2,729,223
Corning, Inc.	426,853	11,597,596
F5 Networks, Inc. *	31,437	5,442,059
FLIR Systems, Inc.	66,511	3,584,943
Hewlett Packard Enterprise Co.	782,273	11,921,841
HP, Inc.	823,939	18,151,376
IPG Photonics Corp. *	18,452	4,451,914
Jabil, Inc.	89,056	2,518,504
Juniper Networks, Inc.	170,637	4,545,770
Keysight Technologies, Inc. *	95,107	5,586,585
Motorola Solutions, Inc.	79,232	8,504,763
National Instruments Corp.	52,669	2,192,084
NCR Corp. *	58,493	1,760,639
NetApp, Inc.	133,897	9,147,843
Palo Alto Networks, Inc. *	45,656	9,500,557
Seagate Technology plc	143,867	8,106,905
TE Connectivity Ltd.	178,194	16,586,298
Trimble, Inc. *	125,020	4,133,161
Western Digital Corp.	147,408	12,310,042
Xerox Corp.	108,640	2,952,835
		758,054,351

Telecommunication Services 1.8%
AT&T, Inc.	3,064,598	99,047,807
CenturyLink, Inc.	481,144	8,766,444
Sprint Corp. *	323,277	1,661,644
T-Mobile US, Inc. *	149,039	8,301,472

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	2,061,838	98,287,817
Zayo Group Holdings, Inc. *	90,816	3,160,397
		219,225,581

Transportation 2.2%
Alaska Air Group, Inc.	63,477	3,860,036
AMERCO	2,800	904,232
American Airlines Group, Inc.	209,019	9,100,687
C.H. Robinson Worldwide, Inc.	70,798	6,159,426
CSX Corp.	445,311	28,789,356
Delta Air Lines, Inc.	324,771	17,553,873
Expeditors International of Washington, Inc.	86,651	6,453,766
FedEx Corp.	121,950	30,380,184
Genesee & Wyoming, Inc., Class A *	32,306	2,523,422
J.B. Hunt Transport Services, Inc.	43,216	5,535,970
JetBlue Airways Corp. *	163,704	3,092,369
Kansas City Southern	50,315	5,391,252
Macquarie Infrastructure Corp.	40,097	1,551,754
Norfolk Southern Corp.	144,047	21,844,728
Old Dominion Freight Line, Inc.	34,835	5,432,867
Southwest Airlines Co.	273,328	13,961,594
Union Pacific Corp.	391,971	55,957,780
United Continental Holdings, Inc. *	121,260	8,438,483
United Parcel Service, Inc., Class B	342,362	39,755,075
XPO Logistics, Inc. *	48,156	5,068,419
		271,755,273

Utilities 2.8%
AES Corp.	344,524	4,392,681
Alliant Energy Corp.	114,406	4,738,697
Ameren Corp.	125,806	7,446,457
American Electric Power Co., Inc.	241,639	16,419,370
American Water Works Co., Inc.	87,225	7,251,887
Aqua America, Inc.	94,097	3,265,166
Atmos Energy Corp.	52,929	4,721,796
Avangrid, Inc.	29,262	1,553,520
CenterPoint Energy, Inc.	221,596	5,790,303
CMS Energy Corp.	140,135	6,464,428
Consolidated Edison, Inc.	156,621	12,017,529
Dominion Energy, Inc.	326,164	20,936,467
DTE Energy Co.	89,012	9,117,499
Duke Energy Corp.	349,489	26,966,571
Edison International	160,621	9,984,201
Entergy Corp.	89,621	7,251,235
Eversource Energy	156,218	8,916,923
Exelon Corp.	480,856	19,902,630
FirstEnergy Corp.	223,077	7,678,310
Great Plains Energy, Inc.	103,038	3,497,110
National Fuel Gas Co.	44,642	2,349,955
Security	Number of Shares	Value ($)
NextEra Energy, Inc.	235,885	39,112,092
NiSource, Inc.	170,379	4,310,589
NRG Energy, Inc.	154,238	5,279,567
OGE Energy Corp.	92,952	3,255,179
PG&E Corp.	257,078	11,139,190
Pinnacle West Capital Corp.	56,399	4,489,924
PPL Corp.	345,373	9,435,590
Public Service Enterprise Group, Inc.	252,104	13,356,470
SCANA Corp.	74,213	2,693,932
Sempra Energy	125,196	13,337,130
The Southern Co.	510,845	22,936,941
UGI Corp.	86,445	4,362,879
Vistra Energy Corp. *	179,902	4,412,996
WEC Energy Group, Inc.	155,634	9,828,287
Westar Energy, Inc.	69,992	3,968,546
Xcel Energy, Inc.	256,083	11,656,898
		354,238,945
Total Common Stock
(Cost $9,717,716,203)		12,472,425,121

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	16,965,843	16,965,843

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	23,213,488	23,213,488
Total Other Investment Companies
(Cost $40,179,331)		40,179,331

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	290	39,229,750	137,653
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,226,915.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	520,057	106,632	(34,139)	592,550	$7,872,108	$465,029	$155,369

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,472,425,121	$—	$—	$12,472,425,121
Other Investment Companies[1]	40,179,331	—	—	40,179,331
Futures Contracts[2]	137,653	—	—	137,653
Total	$12,512,742,105	$—	$—	$12,512,742,105
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.4%
Lear Corp.	31,251	6,187,698
Tesla, Inc. *(a)	63,444	18,064,410
		24,252,108

Banks 0.5%
CIT Group, Inc.	63,742	3,182,638
East West Bancorp, Inc.	68,654	4,770,080
First Republic Bank	75,107	7,480,657
Signature Bank *	25,390	3,236,971
SVB Financial Group *	24,818	7,746,442
Zions Bancorp	94,487	5,178,833
		31,595,621

Capital Goods 7.1%
3M Co.	282,929	55,802,087
A.O. Smith Corp.	67,996	4,288,508
Acuity Brands, Inc.	19,628	2,321,011
Allegion plc	44,408	3,394,103
AMETEK, Inc.	111,719	8,158,839
Carlisle Cos., Inc.	30,021	3,223,955
Colfax Corp. *	46,058	1,408,454
Cummins, Inc.	74,248	10,572,173
Deere & Co.	153,751	22,987,312
Dover Corp.	72,795	5,620,502
Fastenal Co.	138,162	7,354,363
Fortive Corp.	145,098	10,547,174
Fortune Brands Home & Security, Inc.	71,772	4,031,433
Graco, Inc.	81,342	3,692,927
HD Supply Holdings, Inc. *	86,134	3,508,238
HEICO Corp.	14,758	1,355,670
HEICO Corp., Class A	27,045	2,056,772
Hubbell, Inc.	25,708	2,768,494
Huntington Ingalls Industries, Inc.	21,854	4,831,264
IDEX Corp.	38,221	5,300,488
Lennox International, Inc.	18,038	3,667,306
Lockheed Martin Corp.	117,871	37,075,144
Nordson Corp.	24,650	3,096,779
Northrop Grumman Corp.	82,742	27,077,319
nVent Electric plc *	77,581	2,100,893
Owens Corning	52,754	3,335,108
Pentair plc	77,581	3,385,635
Quanta Services, Inc. *	73,454	2,645,079
Roper Technologies, Inc.	48,946	13,498,817
Sensata Technologies Holding plc *	79,874	4,080,763
Snap-on, Inc.	26,907	3,977,393
Spirit AeroSystems Holdings, Inc., Class A	54,559	4,621,693
Stanley Black & Decker, Inc.	72,725	10,126,229
Textron, Inc.	125,852	8,379,226
The Boeing Co.	263,261	92,709,994
The Middleby Corp. *	25,908	2,580,955
The Toro Co.	52,154	3,024,932
Security	Number of Shares	Value ($)
TransDigm Group, Inc.	23,292	7,782,090
Trinity Industries, Inc.	69,632	2,401,608
United Rentals, Inc. *	40,406	6,447,585
W.W. Grainger, Inc.	24,197	7,476,631
WABCO Holdings, Inc. *	24,562	2,970,283
Wabtec Corp.	41,740	4,070,067
		419,755,296

Commercial & Professional Services 1.0%
ADT, Inc.	54,272	408,125
Cintas Corp.	40,350	7,353,788
Copart, Inc. *	94,743	5,194,759
CoStar Group, Inc. *	17,230	6,568,421
Equifax, Inc.	57,500	6,552,700
IHS Markit Ltd. *	170,657	8,409,977
KAR Auction Services, Inc.	64,085	3,381,765
Robert Half International, Inc.	59,277	3,774,759
Rollins, Inc.	46,153	2,297,035
Stericycle, Inc. *	40,549	2,574,862
TransUnion	69,962	4,799,393
Verisk Analytics, Inc. *	74,988	7,966,725
		59,282,309

Consumer Durables & Apparel 1.9%
Carter's, Inc.	22,121	2,411,410
D.R. Horton, Inc.	165,133	6,970,264
Lennar Corp., B Shares	6,127	253,535
Lennar Corp., Class A	130,476	6,750,828
Lululemon Athletica, Inc. *	45,393	4,768,535
Michael Kors Holdings Ltd. *	73,871	4,239,457
Mohawk Industries, Inc. *	29,977	6,116,507
Newell Brands, Inc.	227,482	5,364,026
NIKE, Inc., Class B	619,376	44,471,197
NVR, Inc. *	1,650	4,934,391
Polaris Industries, Inc.	27,130	3,035,847
PulteGroup, Inc.	126,760	3,834,490
PVH Corp.	37,316	5,970,560
Ralph Lauren Corp.	25,855	3,479,566
Toll Brothers, Inc.	68,753	2,715,056
Under Armour, Inc., Class A *(a)	88,556	1,850,820
Under Armour, Inc., Class C *	88,797	1,680,039
Whirlpool Corp.	33,758	4,886,471
		113,732,999

Consumer Services 2.0%
Chipotle Mexican Grill, Inc. *	11,605	4,992,239
Domino's Pizza, Inc.	20,745	5,216,953
Dunkin' Brands Group, Inc.	39,810	2,549,034
Hilton Worldwide Holdings, Inc.	133,934	10,809,813
Marriott International, Inc., Class A	143,314	19,398,983
MGM Resorts International	243,124	7,646,250
Norwegian Cruise Line Holdings Ltd. *	96,555	5,053,689
Royal Caribbean Cruises Ltd.	81,197	8,524,061
ServiceMaster Global Holdings, Inc. *	64,938	3,710,558

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Starbucks Corp.	669,218	37,924,584
Vail Resorts, Inc.	19,480	4,690,589
Wynn Resorts Ltd.	40,028	7,845,888
		118,362,641

Diversified Financials 6.9%
Affiliated Managers Group, Inc.	25,856	4,117,827
Ameriprise Financial, Inc.	70,372	9,755,670
Berkshire Hathaway, Inc., Class B *	916,618	175,559,846
BlackRock, Inc.	58,849	31,438,901
Cboe Global Markets, Inc.	54,258	5,293,410
E*TRADE Financial Corp. *	126,872	8,037,341
FactSet Research Systems, Inc.	18,714	3,761,701
Intercontinental Exchange, Inc.	276,210	19,580,527
Jefferies Financial Group, Inc.	155,933	3,411,814
MarketAxess Holdings, Inc.	18,228	3,894,412
Moody's Corp.	79,021	13,478,612
Morgan Stanley	660,585	33,121,732
MSCI, Inc.	42,185	6,858,015
Raymond James Financial, Inc.	61,100	5,899,816
S&P Global, Inc.	120,650	23,828,375
SEI Investments Co.	59,956	3,823,994
T. Rowe Price Group, Inc.	116,271	14,117,625
TD Ameritrade Holding Corp.	129,874	7,688,541
The Charles Schwab Corp. (b)	566,640	31,516,517
		405,184,676

Energy 3.2%
Anadarko Petroleum Corp.	244,954	17,097,789
Antero Resources Corp. *	100,413	1,918,892
Apergy Corp. *	36,081	1,558,338
Baker Hughes a GE Co.	199,714	6,908,107
Cabot Oil & Gas Corp.	219,523	5,016,101
Cheniere Energy, Inc. *	96,472	6,426,965
Cimarex Energy Co.	45,212	4,201,099
Concho Resources, Inc. *	70,975	9,745,577
Continental Resources, Inc. *	41,362	2,785,317
Core Laboratories N.V.	21,088	2,618,708
Diamondback Energy, Inc.	47,464	5,731,753
EOG Resources, Inc.	275,999	32,515,442
EQT Corp.	116,568	6,007,915
Halliburton Co.	414,918	20,638,021
Parsley Energy, Inc., Class A *	119,474	3,522,094
Pioneer Natural Resources Co.	80,735	15,589,929
Schlumberger Ltd.	658,080	45,190,354
Weatherford International plc *	468,257	1,587,391
		189,059,792

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	18,012	1,743,561
Costco Wholesale Corp.	208,507	41,334,428
US Foods Holding Corp. *	68,799	2,454,748
Walgreens Boots Alliance, Inc.	405,925	25,325,661
		70,858,398

Food, Beverage & Tobacco 1.2%
Brown-Forman Corp., Class A	29,754	1,634,090
Brown-Forman Corp., Class B	125,155	7,078,767
Constellation Brands, Inc., Class A	82,206	18,338,514
Molson Coors Brewing Co., Class B	88,748	5,471,314
Monster Beverage Corp. *	194,677	9,959,675
Post Holdings, Inc. *	30,960	2,379,895
The Hain Celestial Group, Inc. *	46,935	1,197,781
The Hershey Co.	68,038	6,126,142
The J.M. Smucker Co.	53,684	5,771,030
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	27,103	1,298,505
Tyson Foods, Inc., Class A	141,338	9,536,075
		68,791,788

Health Care Equipment & Services 9.4%
ABIOMED, Inc. *	20,000	7,622,800
Aetna, Inc.	155,209	27,336,961
Align Technology, Inc. *	34,418	11,425,055
AmerisourceBergen Corp.	77,587	6,372,996
Becton Dickinson & Co.	126,365	28,001,220
Boston Scientific Corp. *	652,664	19,834,459
Centene Corp. *	93,944	11,006,479
Cerner Corp. *	150,074	8,956,416
Cigna Corp.	115,750	19,604,578
Danaher Corp.	292,623	29,051,611
DaVita, Inc. *	69,947	4,675,257
DENTSPLY SIRONA, Inc.	108,539	4,755,094
DexCom, Inc. *	41,345	3,637,947
Edwards Lifesciences Corp. *	100,380	13,783,178
Envision Healthcare Corp. *	56,530	2,424,006
Express Scripts Holding Co. *	268,569	20,360,216
HCA Healthcare, Inc.	133,176	13,735,773
Henry Schein, Inc. *	73,820	5,108,344
Hologic, Inc. *	131,210	4,971,547
Humana, Inc.	65,829	19,154,922
IDEXX Laboratories, Inc. *	41,628	8,667,366
Intuitive Surgical, Inc. *	53,292	24,496,734
Laboratory Corp. of America Holdings *	47,709	8,615,768
McKesson Corp.	98,324	13,956,109
MEDNAX, Inc. *	44,758	2,052,154
Medtronic plc	643,881	55,579,808
ResMed, Inc.	67,426	6,932,067
STERIS plc	41,148	4,272,808
Stryker Corp.	152,689	26,570,940
Teleflex, Inc.	21,094	5,635,473
The Cooper Cos., Inc.	23,154	5,239,982
UnitedHealth Group, Inc.	460,567	111,231,536
Universal Health Services, Inc., Class B	41,689	4,793,401
Varian Medical Systems, Inc. *	43,641	5,143,965
Veeva Systems, Inc., Class A *	55,494	4,293,016
WellCare Health Plans, Inc. *	20,774	4,604,973
West Pharmaceutical Services, Inc.	37,712	3,507,216
		557,412,175

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	119,203	5,596,581
Coty, Inc., Class A	221,220	2,931,165
Herbalife Nutrition Ltd. *	58,022	2,945,777
Spectrum Brands Holdings, Inc.	10,833	863,282
The Clorox Co.	60,928	7,361,930
The Estee Lauder Cos., Inc., Class A	106,724	15,948,834
		35,647,569

Insurance 1.1%
Alleghany Corp.	7,522	4,291,752
Aon plc	117,784	16,474,448
Arch Capital Group Ltd. *	64,096	5,028,331
Athene Holding Ltd., Class A *	59,797	2,671,132
Erie Indemnity Co., Class A	8,349	943,520
Everest Re Group Ltd.	19,002	4,280,960
Markel Corp. *	6,495	7,125,535
RenaissanceRe Holdings Ltd.	19,601	2,406,415
W.R. Berkley Corp.	46,091	3,524,579

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Willis Towers Watson plc	63,324	9,571,423
XL Group Ltd.	121,746	6,766,643
		63,084,738

Materials 2.3%
Alcoa Corp. *	80,598	3,874,346
Axalta Coating Systems Ltd. *	107,958	3,358,573
Ball Corp.	169,334	6,256,891
Berry Global Group, Inc. *	61,201	2,955,396
Crown Holdings, Inc. *	64,957	2,815,236
Ecolab, Inc.	124,005	17,684,353
FMC Corp.	64,924	5,654,231
International Flavors & Fragrances, Inc.	36,538	4,462,386
Martin Marietta Materials, Inc.	30,127	6,714,404
Monsanto Co.	209,693	26,727,470
NewMarket Corp.	4,416	1,697,025
Packaging Corp. of America	45,057	5,294,198
Praxair, Inc.	136,499	21,329,334
Royal Gold, Inc.	31,660	2,838,636
Sealed Air Corp.	80,040	3,486,542
The Sherwin-Williams Co.	39,046	14,808,196
Vulcan Materials Co.	62,812	8,023,605
		137,980,822

Media 3.4%
Altice USA, Inc., Class A *(a)	27,014	528,394
Charter Communications, Inc., Class A *	88,599	23,127,883
Comcast Corp., Class A	2,207,078	68,816,692
Discovery Communications, Inc., Class A *	84,973	1,792,081
Discovery Communications, Inc., Class C *	161,608	3,194,990
GCI Liberty, Inc., Class A *	45,617	1,906,791
Liberty Global plc, Class A *	106,326	3,031,354
Liberty Global plc, Class C *	279,823	7,745,501
Liberty Media Corp. - Liberty Formula One, Class A *	10,688	323,526
Liberty Media Corp. - Liberty Formula One, Class C *	97,118	3,066,986
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,508	1,873,495
Liberty Media Corp. - Liberty SiriusXM, Class C *	81,250	3,752,937
Lions Gate Entertainment Corp., Class A	38,125	883,356
Lions Gate Entertainment Corp., Class B	53,658	1,171,354
Live Nation Entertainment, Inc. *	62,454	2,662,414
Sirius XM Holdings, Inc. (a)	693,164	4,921,464
The Walt Disney Co.	714,640	71,085,241
		199,884,459

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Alexion Pharmaceuticals, Inc. *	105,710	12,276,102
Alkermes plc *	75,110	3,545,192
Allergan plc	157,322	23,724,158
Alnylam Pharmaceuticals, Inc. *	38,740	3,853,468
Amgen, Inc.	318,283	57,169,993
Biogen, Inc. *	100,689	29,598,539
BioMarin Pharmaceutical, Inc. *	83,133	7,510,235
Celgene Corp. *	358,103	28,175,544
Exelixis, Inc. *	137,966	2,860,035
Illumina, Inc. *	69,928	19,051,184
Incyte Corp. *	83,722	5,715,701
Ionis Pharmaceuticals, Inc. *	59,166	2,760,094
IQVIA Holdings, Inc. *	69,794	6,904,720
Jazz Pharmaceuticals plc *	28,549	4,824,781
Mettler-Toledo International, Inc. *	12,118	6,673,867
Mylan N.V. *	245,669	9,448,430
PerkinElmer, Inc.	53,494	3,976,209
Security	Number of Shares	Value ($)
Perrigo Co., plc	62,676	4,585,376
Regeneron Pharmaceuticals, Inc. *	36,571	10,983,003
Seattle Genetics, Inc. *	50,279	3,041,377
Syneos Health, Inc. *	26,168	1,125,224
TESARO, Inc. *	17,490	800,517
Thermo Fisher Scientific, Inc.	191,120	39,804,562
United Therapeutics Corp. *	20,245	2,157,712
Vertex Pharmaceuticals, Inc. *	120,703	18,588,262
Waters Corp. *	37,937	7,307,425
Zoetis, Inc.	231,048	19,338,718
		335,800,428

Real Estate 4.1%
Alexandria Real Estate Equities, Inc.	47,476	5,930,702
American Campus Communities, Inc.	65,290	2,618,129
American Homes 4 Rent, Class A	130,580	2,601,154
American Tower Corp.	210,267	29,094,645
Apartment Investment & Management Co., Class A	74,406	3,037,997
AvalonBay Communities, Inc.	65,787	10,890,380
Boston Properties, Inc.	73,351	8,931,951
CBRE Group, Inc., Class A *	141,843	6,551,728
Crown Castle International Corp.	196,849	20,501,823
Digital Realty Trust, Inc.	97,668	10,497,357
Duke Realty Corp.	167,888	4,721,011
Equinix, Inc.	37,620	14,929,497
Equity LifeStyle Properties, Inc.	41,528	3,774,895
Essex Property Trust, Inc.	31,176	7,451,999
Extra Space Storage, Inc.	60,911	5,862,684
Federal Realty Investment Trust	34,982	4,159,010
Forest City Realty Trust, Inc., Class A	125,642	2,559,328
Highwoods Properties, Inc.	46,522	2,225,147
Invitation Homes, Inc.	134,462	2,959,509
JBG SMITH Properties	44,352	1,636,145
Jones Lang LaSalle, Inc.	22,377	3,664,457
Kilroy Realty Corp.	45,010	3,427,511
Mid-America Apartment Communities, Inc.	54,491	5,098,178
Park Hotels & Resorts, Inc.	92,910	2,993,560
Public Storage	71,421	15,129,825
Realogy Holdings Corp.	62,187	1,479,429
SBA Communications Corp. *	56,399	8,914,990
Simon Property Group, Inc.	147,861	23,690,289
Sun Communities, Inc.	38,152	3,688,535
The Macerich Co.	51,076	2,841,358
UDR, Inc.	126,440	4,611,267
Vornado Realty Trust	82,173	5,728,280
Welltower, Inc.	176,722	10,188,023
		242,390,793

Retailing 12.0%
Advance Auto Parts, Inc.	35,409	4,554,306
Amazon.com, Inc. *	191,209	311,598,011
AutoNation, Inc. *	27,418	1,251,906
AutoZone, Inc. *	12,989	8,434,017
Booking Holdings, Inc. *	23,104	48,724,488
Burlington Stores, Inc. *	32,282	4,721,242
CarMax, Inc. *	86,153	5,937,665
Dollar General Corp.	123,287	10,785,147
Dollar Tree, Inc. *	113,645	9,385,940
Expedia Group, Inc.	59,139	7,157,593
LKQ Corp. *	145,730	4,629,842
Lowe's Cos., Inc.	394,394	37,471,374
Netflix, Inc. *	206,268	72,523,829
O'Reilly Automotive, Inc. *	40,108	10,805,496
Qurate Retail, Inc. *	224,100	4,555,953
Ross Stores, Inc.	183,616	14,483,630
The Home Depot, Inc.	555,464	103,621,809

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Michaels Cos., Inc. *	50,216	921,966
The TJX Cos., Inc.	301,634	27,243,583
Tiffany & Co.	48,465	6,338,253
Tractor Supply Co.	59,250	4,402,867
TripAdvisor, Inc. *	51,913	2,706,744
Ulta Salon, Cosmetics & Fragrance, Inc. *	27,334	6,749,038
		709,004,699

Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	195,238	49,213,643
Lam Research Corp.	77,566	15,372,030
NVIDIA Corp.	287,761	72,570,446
ON Semiconductor Corp. *	203,224	5,107,019
Qorvo, Inc. *	59,393	4,766,288
Skyworks Solutions, Inc.	87,124	8,591,298
		155,620,724

Software & Services 22.2%
Accenture plc, Class A	293,120	45,650,509
Activision Blizzard, Inc.	360,603	25,570,359
Adobe Systems, Inc. *	233,955	58,320,302
Akamai Technologies, Inc. *	80,891	6,097,564
Alliance Data Systems Corp.	22,595	4,763,478
Alphabet, Inc., Class A *	142,067	156,273,700
Alphabet, Inc., Class C *	144,841	157,151,037
ANSYS, Inc. *	40,100	6,528,280
Autodesk, Inc. *	104,352	13,471,843
Automatic Data Processing, Inc.	211,013	27,435,910
Cadence Design Systems, Inc. *	136,360	5,788,482
CDK Global, Inc.	61,819	3,978,053
Citrix Systems, Inc. *	62,132	6,562,382
Cognizant Technology Solutions Corp., Class A	278,625	20,994,394
Dell Technologies, Inc., Class V *	95,428	7,697,222
eBay, Inc. *	448,774	16,927,755
Electronic Arts, Inc. *	145,744	19,079,347
Facebook, Inc., Class A *	1,140,320	218,690,570
Fidelity National Information Services, Inc.	159,417	16,295,606
First Data Corp., Class A *	207,673	3,945,787
Fiserv, Inc. *	196,180	14,242,668
FleetCor Technologies, Inc. *	42,393	8,451,044
Fortinet, Inc. *	71,030	4,345,615
Gartner, Inc. *	43,878	5,824,366
Global Payments, Inc.	75,850	8,431,486
IAC/InterActiveCorp *	36,097	5,600,089
Intuit, Inc.	115,703	23,325,725
Jack Henry & Associates, Inc.	37,939	4,744,651
LogMeIn, Inc.	24,570	2,651,103
MasterCard, Inc., Class A	440,033	83,659,074
Nuance Communications, Inc. *	129,317	1,747,073
PayPal Holdings, Inc. *	536,865	44,060,510
PTC, Inc. *	54,232	4,676,968
Red Hat, Inc. *	83,898	13,626,713
Sabre Corp.	105,087	2,575,682
salesforce.com, Inc. *	328,374	42,468,609
ServiceNow, Inc. *	82,567	14,664,725
Snap, Inc., Class A *(a)	123,699	1,408,932
Splunk, Inc. *	67,135	7,439,229
Square, Inc., Class A *	134,550	7,837,537
SS&C Technologies Holdings, Inc.	91,397	4,653,021
Synopsys, Inc. *	72,551	6,389,567
Take-Two Interactive Software, Inc. *	53,970	6,048,958
The Ultimate Software Group, Inc. *	13,664	3,582,018
Total System Services, Inc.	78,924	6,723,535
Twitter, Inc. *	305,843	10,612,752
Tyler Technologies, Inc. *	16,398	3,798,105
VeriSign, Inc. *	45,628	5,951,716
Security	Number of Shares	Value ($)
Visa, Inc., Class A	857,577	112,102,465
VMware, Inc., Class A *	32,548	4,474,699
Workday, Inc., Class A *	69,522	9,104,601
Worldpay, Inc., Class A *	140,515	11,166,727
Zillow Group, Inc., Class A *	28,736	1,673,585
Zillow Group, Inc., Class C *	51,814	3,022,311
		1,312,308,439

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	145,909	12,683,869
Apple, Inc.	2,415,206	451,329,545
Arista Networks, Inc. *	22,478	5,654,566
CDW Corp.	73,361	5,872,548
Cognex Corp.	84,089	3,843,708
CommScope Holding Co., Inc. *	92,082	2,699,844
F5 Networks, Inc. *	29,512	5,108,822
IPG Photonics Corp. *	18,137	4,375,914
Juniper Networks, Inc.	164,357	4,378,471
Palo Alto Networks, Inc. *	44,062	9,168,862
Trimble, Inc. *	117,342	3,879,327
		508,995,476

Telecommunication Services 0.2%
Sprint Corp. *	310,054	1,593,677
T-Mobile US, Inc. *	144,070	8,024,699
Zayo Group Holdings, Inc. *	91,066	3,169,097
		12,787,473

Transportation 2.3%
Alaska Air Group, Inc.	59,154	3,597,155
AMERCO	2,851	920,702
FedEx Corp.	117,253	29,210,067
Genesee & Wyoming, Inc., Class A *	30,759	2,402,586
J.B. Hunt Transport Services, Inc.	41,111	5,266,319
JetBlue Airways Corp. *	148,024	2,796,173
Kansas City Southern	49,825	5,338,749
Old Dominion Freight Line, Inc.	32,916	5,133,579
Southwest Airlines Co.	257,467	13,151,414
Union Pacific Corp.	374,356	53,443,063
United Continental Holdings, Inc. *	115,697	8,051,354
XPO Logistics, Inc. *	47,400	4,988,850
		134,300,011
Total Common Stock
(Cost $4,337,384,531)		5,906,093,434

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	6,728,134	6,728,134

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	21,244,415	21,244,415
Total Other Investment Companies
(Cost $27,972,549)		27,972,549

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/15/18	65	4,644,900	10,232
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,353,795.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	477,198	117,167	(27,725)	566,640	$7,584,242	$356,593	$147,792

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,906,093,434	$—	$—	$5,906,093,434
Other Investment Companies[1]	27,972,549	—	—	27,972,549
Futures Contracts[2]	10,232	—	—	10,232
Total	$5,934,076,215	$—	$—	$5,934,076,215
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Adient plc	31,018	1,651,398
Aptiv plc	89,682	8,743,995
Autoliv, Inc.	29,671	4,390,418
BorgWarner, Inc.	67,654	3,300,162
Ford Motor Co.	1,334,883	15,417,899
General Motors Co.	431,339	18,418,175
Harley-Davidson, Inc.	57,595	2,366,003
The Goodyear Tire & Rubber Co.	80,800	1,973,944
		56,261,994

Banks 11.4%
Bank of America Corp.	3,252,301	94,446,821
BB&T Corp.	263,297	13,823,092
BOK Financial Corp.	8,588	866,958
Citigroup, Inc.	873,733	58,269,254
Citizens Financial Group, Inc.	165,115	6,744,948
Comerica, Inc.	58,567	5,522,282
Cullen/Frost Bankers, Inc.	20,516	2,343,543
Fifth Third Bancorp	234,562	7,172,906
Huntington Bancshares, Inc.	384,979	5,724,638
JPMorgan Chase & Co.	1,167,515	124,935,780
KeyCorp	359,543	6,989,516
M&T Bank Corp.	51,299	8,827,532
New York Community Bancorp, Inc.	164,013	1,900,911
People's United Financial, Inc.	128,986	2,374,632
Regions Financial Corp.	380,407	6,938,624
SunTrust Banks, Inc.	158,672	10,711,947
TFS Financial Corp.	25,792	412,672
The PNC Financial Services Group, Inc.	160,614	23,033,654
U.S. Bancorp	532,500	26,619,675
Wells Fargo & Co.	1,492,273	80,567,819
		488,227,204

Capital Goods 7.2%
AGCO Corp.	22,235	1,414,146
Allison Transmission Holdings, Inc.	47,464	1,960,738
Arconic, Inc.	144,630	2,552,720
Caterpillar, Inc.	203,013	30,839,705
Donaldson Co., Inc.	44,236	2,087,939
Eaton Corp. plc	149,624	11,458,206
Emerson Electric Co.	215,438	15,261,628
Flowserve Corp.	44,425	1,836,530
Fluor Corp.	49,907	2,432,467
General Dynamics Corp.	93,908	18,942,183
General Electric Co.	2,948,197	41,510,614
Harris Corp.	40,592	6,107,878
Honeywell International, Inc.	255,817	37,837,892
Illinois Tool Works, Inc.	105,380	15,143,106
Ingersoll-Rand plc	85,583	7,491,936
Jacobs Engineering Group, Inc.	40,424	2,619,475
Johnson Controls International plc	317,245	10,646,742
Security	Number of Shares	Value ($)
L3 Technologies, Inc.	26,341	5,224,211
Lincoln Electric Holdings, Inc.	20,421	1,829,722
Masco Corp.	105,819	3,943,874
Orbital ATK, Inc.	19,485	2,605,534
PACCAR, Inc.	119,394	7,429,889
Parker-Hannifin Corp.	45,029	7,695,456
Raytheon Co.	98,101	20,552,159
Rockwell Automation, Inc.	43,071	7,555,084
Rockwell Collins, Inc.	56,242	7,733,837
United Technologies Corp.	253,089	31,590,569
Xylem, Inc.	60,498	4,259,059
		310,563,299

Commercial & Professional Services 0.5%
ManpowerGroup, Inc.	22,699	2,042,910
Nielsen Holdings plc	114,135	3,443,453
Republic Services, Inc.	75,753	5,108,025
The Dun & Bradstreet Corp.	12,864	1,579,828
Waste Management, Inc.	136,449	11,285,696
		23,459,912

Consumer Durables & Apparel 0.6%
Garmin Ltd.	37,248	2,238,232
Hanesbrands, Inc.	126,963	2,314,536
Hasbro, Inc.	38,092	3,304,481
Leggett & Platt, Inc.	43,704	1,804,975
Mattel, Inc.	115,578	1,793,771
Tapestry, Inc.	96,575	4,222,259
VF Corp.	112,700	9,146,732
		24,824,986

Consumer Services 2.0%
Aramark	82,386	3,198,225
Carnival Corp.	137,498	8,563,375
Darden Restaurants, Inc.	42,018	3,672,793
H&R Block, Inc.	71,524	1,963,334
Las Vegas Sands Corp.	123,043	9,918,496
McDonald's Corp.	271,172	43,390,232
Service Corp. International	65,837	2,415,560
Wyndham Worldwide Corp.	33,750	3,659,850
Yum! Brands, Inc.	112,656	9,162,312
		85,944,177

Diversified Financials 4.1%
AGNC Investment Corp.	134,523	2,531,723
Ally Financial, Inc.	147,863	3,792,686
American Express Co.	244,484	24,032,777
Annaly Capital Management, Inc.	393,876	4,108,127
Capital One Financial Corp.	164,648	15,476,912
CME Group, Inc.	115,941	18,886,789
Discover Financial Services	120,653	8,911,430
Eaton Vance Corp.	40,975	2,204,455
Franklin Resources, Inc.	114,085	3,829,833

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Invesco Ltd.	140,292	3,832,777
Janus Henderson Group plc	63,195	1,952,093
Lazard Ltd., Class A	43,090	2,216,550
Nasdaq, Inc.	39,437	3,622,683
Northern Trust Corp.	71,882	7,369,343
Santander Consumer USA Holdings, Inc.	44,526	797,461
Starwood Property Trust, Inc.	88,706	1,925,807
State Street Corp.	124,525	11,968,098
Synchrony Financial	242,607	8,401,480
The Bank of New York Mellon Corp.	342,176	18,734,136
The Goldman Sachs Group, Inc.	120,024	27,111,021
Voya Financial, Inc.	60,439	3,139,202
		174,845,383

Energy 9.0%
Andeavor	48,309	6,977,269
Apache Corp.	129,746	5,189,840
Chevron Corp.	649,568	80,741,302
ConocoPhillips	399,232	26,904,245
Devon Energy Corp.	178,271	7,410,725
Energen Corp. *	32,825	2,226,848
Exxon Mobil Corp.	1,442,022	117,149,867
Helmerich & Payne, Inc.	36,973	2,454,268
Hess Corp.	90,836	5,488,311
HollyFrontier Corp.	60,007	4,631,340
Kinder Morgan, Inc.	643,966	10,741,353
Marathon Oil Corp.	298,972	6,406,970
Marathon Petroleum Corp.	160,624	12,694,115
Murphy Oil Corp.	55,141	1,695,586
National Oilwell Varco, Inc.	128,411	5,318,784
Newfield Exploration Co. *	67,793	1,982,267
Noble Energy, Inc.	166,758	5,953,261
Occidental Petroleum Corp.	261,398	22,009,712
ONEOK, Inc.	139,029	9,476,217
Phillips 66	143,013	16,659,584
Range Resources Corp.	76,820	1,216,829
Targa Resources Corp.	73,215	3,560,445
TechnipFMC plc	148,461	4,624,560
The Williams Cos., Inc.	280,155	7,524,963
Valero Energy Corp.	146,647	17,773,616
		386,812,277

Food & Staples Retailing 1.4%
Sysco Corp.	164,730	10,712,392
The Kroger Co.	277,853	6,760,163
Walmart, Inc.	494,307	40,800,100
		58,272,655

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	645,485	35,979,334
Archer-Daniels-Midland Co.	191,138	8,356,553
Bunge Ltd.	49,036	3,410,454
Campbell Soup Co.	64,901	2,183,270
ConAgra Brands, Inc.	136,159	5,046,053
Dr. Pepper Snapple Group, Inc.	61,139	7,293,883
General Mills, Inc.	193,644	8,189,205
Hormel Foods Corp.	91,927	3,299,260
Ingredion, Inc.	24,636	2,744,204
Kellogg Co.	85,304	5,492,725
Lamb Weston Holdings, Inc.	50,374	3,211,342
McCormick & Co., Inc. Non-Voting Shares	41,043	4,145,343
Mondelez International, Inc., Class A	505,987	19,870,109
PepsiCo, Inc.	483,496	48,470,474
Philip Morris International, Inc.	528,756	42,057,252
Pilgrim's Pride Corp. *	17,799	346,902
Pinnacle Foods, Inc.	39,418	2,520,387
Security	Number of Shares	Value ($)
The Coca-Cola Co.	1,304,376	56,088,168
The Kraft Heinz Co.	203,487	11,696,433
		270,401,351

Health Care Equipment & Services 2.5%
Abbott Laboratories	591,426	36,390,442
Anthem, Inc.	86,774	19,213,499
Baxter International, Inc.	169,608	12,015,031
Cardinal Health, Inc.	108,818	5,668,330
CVS Health Corp.	344,833	21,858,964
Quest Diagnostics, Inc.	45,865	4,885,998
Zimmer Biomet Holdings, Inc.	68,757	7,667,093
		107,699,357

Household & Personal Products 2.2%
Colgate-Palmolive Co.	298,544	18,835,141
Edgewell Personal Care Co. *	19,287	843,228
Kimberly-Clark Corp.	118,960	11,997,116
The Procter & Gamble Co.	856,895	62,699,007
		94,374,492

Insurance 4.2%
Aflac, Inc.	266,806	12,022,278
American Financial Group, Inc.	23,410	2,572,291
American International Group, Inc.	304,625	16,081,154
Arthur J. Gallagher & Co.	63,058	4,179,484
Assurant, Inc.	17,947	1,675,352
Axis Capital Holdings Ltd.	28,235	1,605,160
Brighthouse Financial, Inc. *	32,435	1,528,013
Brown & Brown, Inc.	76,614	2,128,337
Chubb Ltd.	158,161	20,670,061
Cincinnati Financial Corp.	50,925	3,532,667
CNA Financial Corp.	7,938	372,927
FNF Group	91,113	3,367,536
Lincoln National Corp.	74,116	4,913,150
Loews Corp.	91,071	4,450,640
Marsh & McLennan Cos., Inc.	171,647	13,795,269
MetLife, Inc.	353,285	16,247,577
Principal Financial Group, Inc.	91,327	5,096,047
Prudential Financial, Inc.	144,228	13,967,040
Reinsurance Group of America, Inc.	22,054	3,295,750
The Allstate Corp.	120,000	11,217,600
The Hartford Financial Services Group, Inc.	121,374	6,351,501
The Progressive Corp.	198,523	12,326,293
The Travelers Cos., Inc.	92,353	11,869,208
Torchmark Corp.	35,985	3,052,608
Unum Group	75,125	2,915,601
		179,233,544

Materials 3.8%
Air Products & Chemicals, Inc.	74,746	12,064,752
Albemarle Corp.	37,129	3,470,448
Ashland Global Holdings, Inc.	20,476	1,591,395
Avery Dennison Corp.	29,782	3,128,003
Celanese Corp., Series A	46,002	5,194,546
CF Industries Holdings, Inc.	78,580	3,232,781
DowDuPont, Inc.	796,774	51,081,181
Eastman Chemical Co.	48,730	5,083,026
Freeport-McMoRan, Inc.	457,841	7,737,513
Huntsman Corp.	72,495	2,317,665
International Paper Co.	141,319	7,560,566
LyondellBasell Industries N.V., Class A	109,496	12,276,692
Newmont Mining Corp.	181,683	7,072,919
Nucor Corp.	108,735	6,979,700
PPG Industries, Inc.	86,241	8,703,442

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Reliance Steel & Aluminum Co.	24,879	2,327,928
RPM International, Inc.	45,551	2,254,774
Sonoco Products Co.	34,375	1,757,594
Steel Dynamics, Inc.	80,707	3,989,347
The Chemours Co.	62,929	3,082,892
The Mosaic Co.	119,675	3,289,866
W.R. Grace & Co.	22,922	1,640,986
Westlake Chemical Corp.	12,491	1,445,583
WestRock Co.	88,173	5,191,626
		162,475,225

Media 1.7%
CBS Corp., Class B Non-Voting Shares	119,826	6,035,636
DISH Network Corp., Class A *	76,525	2,261,314
Liberty Broadband Corp., Class A *	9,305	635,438
Liberty Broadband Corp., Class C *	51,842	3,570,359
News Corp., Class A	130,380	1,959,611
News Corp., Class B	41,430	640,093
Omnicom Group, Inc.	78,009	5,622,889
The Interpublic Group of Cos., Inc.	133,405	3,014,953
Time Warner, Inc.	265,008	24,953,153
Twenty-First Century Fox, Inc., Class A	356,644	13,748,626
Twenty-First Century Fox, Inc., Class B	152,167	5,808,214
Viacom, Inc., Class B	125,537	3,402,053
		71,652,339

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	541,964	53,621,918
Agilent Technologies, Inc.	111,295	6,891,386
Bristol-Myers Squibb Co.	556,620	29,289,344
Eli Lilly & Co.	327,720	27,869,309
Gilead Sciences, Inc.	445,646	30,036,540
Johnson & Johnson	911,825	109,072,507
Merck & Co., Inc.	916,786	54,576,271
Pfizer, Inc.	2,023,078	72,689,193
		384,046,468

Real Estate 2.2%
Brixmor Property Group, Inc.	103,711	1,646,931
Camden Property Trust	31,498	2,771,824
Colony NorthStar, Inc., Class A	172,829	1,017,963
Douglas Emmett, Inc.	54,588	2,101,092
Equity Residential	125,075	8,003,549
Gaming & Leisure Properties, Inc.	67,496	2,369,110
GGP, Inc.	214,021	4,340,346
HCP, Inc.	157,814	3,782,802
Healthcare Trust of America, Inc., Class A	73,944	1,897,403
Host Hotels & Resorts, Inc.	256,609	5,550,453
Iron Mountain, Inc.	94,228	3,136,850
Kimco Realty Corp.	138,652	2,143,560
Lamar Advertising Co., Class A	27,944	1,934,284
Liberty Property Trust	49,672	2,195,999
National Retail Properties, Inc.	55,171	2,285,734
Omega Healthcare Investors, Inc.	67,091	2,056,339
Prologis, Inc.	180,693	11,627,594
Realty Income Corp.	95,747	5,103,315
Regency Centers Corp.	53,734	3,120,871
Senior Housing Properties Trust	90,769	1,602,980
SL Green Realty Corp.	31,974	3,118,104
Spirit Realty Capital, Inc.	143,666	1,258,514
Ventas, Inc.	120,787	6,602,217
VEREIT, Inc.	318,898	2,283,310
Weingarten Realty Investors	44,424	1,302,512
Security	Number of Shares	Value ($)
Weyerhaeuser Co.	256,210	9,564,319
WP Carey, Inc.	35,917	2,413,982
		95,231,957

Retailing 1.0%
Bed Bath & Beyond, Inc.	46,827	850,378
Best Buy Co., Inc.	87,463	5,969,350
Foot Locker, Inc.	41,148	2,220,757
Genuine Parts Co.	50,151	4,553,209
Kohl's Corp.	57,332	3,826,911
L Brands, Inc.	83,355	2,826,568
Macy's, Inc.	104,891	3,661,745
Nordstrom, Inc.	40,235	1,972,722
Signet Jewelers Ltd.	20,585	885,155
Target Corp.	184,098	13,418,903
The Gap, Inc.	74,468	2,083,615
Williams-Sonoma, Inc.	25,351	1,403,685
		43,672,998

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	284,572	3,907,174
Analog Devices, Inc.	126,178	12,261,978
Applied Materials, Inc.	357,788	18,168,475
First Solar, Inc. *	28,255	1,910,320
Intel Corp.	1,591,448	87,847,930
KLA-Tencor Corp.	54,010	6,115,552
Marvell Technology Group Ltd.	144,186	3,105,766
Maxim Integrated Products, Inc.	95,300	5,589,345
Microchip Technology, Inc.	79,600	7,751,448
Micron Technology, Inc. *	394,030	22,692,188
QUALCOMM, Inc.	503,166	29,244,008
Teradyne, Inc.	66,979	2,539,174
Texas Instruments, Inc.	334,028	37,381,073
Xilinx, Inc.	86,856	5,915,762
		244,430,193

Software & Services 9.0%
Broadridge Financial Solutions, Inc.	39,124	4,516,866
CA, Inc.	108,748	3,886,653
DXC Technology Co.	96,672	8,904,458
International Business Machines Corp.	290,817	41,095,350
Leidos Holdings, Inc.	48,259	2,898,436
Microsoft Corp.	2,618,668	258,829,145
Oracle Corp.	1,030,151	48,128,655
Paychex, Inc.	109,358	7,171,698
Symantec Corp.	210,129	4,366,481
Teradata Corp. *	41,904	1,670,712
The Western Union Co.	156,790	3,118,553
		384,587,007

Technology Hardware & Equipment 3.6%
Arrow Electronics, Inc. *	29,607	2,194,471
Avnet, Inc.	41,197	1,570,430
Cisco Systems, Inc.	1,637,036	69,917,808
Corning, Inc.	294,672	8,006,238
FLIR Systems, Inc.	47,753	2,573,887
Hewlett Packard Enterprise Co.	535,002	8,153,430
HP, Inc.	560,243	12,342,153
Jabil, Inc.	59,478	1,682,038
Keysight Technologies, Inc. *	64,101	3,765,293
Motorola Solutions, Inc.	55,609	5,969,070
National Instruments Corp.	36,202	1,506,727
NCR Corp. *	40,421	1,216,672
NetApp, Inc.	91,752	6,268,497
Seagate Technology plc	96,735	5,451,017

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TE Connectivity Ltd.	119,087	11,084,618
Western Digital Corp.	101,657	8,489,376
Xerox Corp.	71,923	1,954,867
		152,146,592

Telecommunication Services 3.3%
AT&T, Inc.	2,087,654	67,472,977
CenturyLink, Inc.	328,452	5,984,395
Verizon Communications, Inc.	1,405,741	67,011,674
		140,469,046

Transportation 2.1%
American Airlines Group, Inc.	143,525	6,249,079
C.H. Robinson Worldwide, Inc.	47,261	4,111,707
CSX Corp.	302,026	19,525,981
Delta Air Lines, Inc.	221,862	11,991,641
Expeditors International of Washington, Inc.	59,963	4,466,044
Macquarie Infrastructure Corp.	26,493	1,025,279
Norfolk Southern Corp.	96,861	14,688,971
United Parcel Service, Inc., Class B	234,195	27,194,723
		89,253,425

Utilities 5.6%
AES Corp.	223,950	2,855,362
Alliant Energy Corp.	78,349	3,245,216
Ameren Corp.	82,223	4,866,779
American Electric Power Co., Inc.	167,340	11,370,753
American Water Works Co., Inc.	60,344	5,017,000
Aqua America, Inc.	61,400	2,130,580
Atmos Energy Corp.	38,204	3,408,179
Avangrid, Inc.	21,688	1,151,416
CenterPoint Energy, Inc.	147,229	3,847,094
CMS Energy Corp.	95,891	4,423,452
Consolidated Edison, Inc.	105,102	8,064,476
Dominion Energy, Inc.	220,653	14,163,716
DTE Energy Co.	60,660	6,213,404
Duke Energy Corp.	239,452	18,476,116
Edison International	110,549	6,871,726
Entergy Corp.	61,435	4,970,706
Eversource Energy	109,073	6,225,887
Exelon Corp.	327,904	13,571,947
FirstEnergy Corp.	154,349	5,312,693
Great Plains Energy, Inc.	73,031	2,478,672
Security	Number of Shares	Value ($)
National Fuel Gas Co.	29,003	1,526,718
NextEra Energy, Inc.	160,048	26,537,559
NiSource, Inc.	112,435	2,844,605
NRG Energy, Inc.	100,922	3,454,560
OGE Energy Corp.	67,477	2,363,045
PG&E Corp.	173,810	7,531,187
Pinnacle West Capital Corp.	37,354	2,973,752
PPL Corp.	235,508	6,434,079
Public Service Enterprise Group, Inc.	171,523	9,087,289
SCANA Corp.	47,671	1,730,457
Sempra Energy	86,407	9,204,938
The Southern Co.	344,983	15,489,737
UGI Corp.	58,852	2,970,260
Vistra Energy Corp. *	125,712	3,083,715
WEC Energy Group, Inc.	106,588	6,731,032
Westar Energy, Inc.	49,872	2,827,742
Xcel Energy, Inc.	171,846	7,822,430
		241,278,279
Total Common Stock
(Cost $3,643,848,301)		4,270,164,160

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (a)	1,367,568	1,367,568
Total Other Investment Company
(Cost $1,367,568)		1,367,568

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/15/18	225	13,354,875	(95,308)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,270,164,160	$—	$—	$4,270,164,160
Other Investment Company[1]	1,367,568	—	—	1,367,568
Liabilities
Futures Contracts[2]	(95,308)	—	—	(95,308)
Total	$4,271,436,420	$—	$—	$4,271,436,420
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.8%
Adient plc	138,859	7,392,853
BorgWarner, Inc.	294,771	14,378,930
Delphi Technologies plc	131,183	6,572,268
Gentex Corp.	409,864	9,849,032
Harley-Davidson, Inc.	249,527	10,250,569
Lear Corp.	99,905	19,781,190
The Goodyear Tire & Rubber Co.	356,405	8,706,974
Thor Industries, Inc.	72,348	6,699,425
		83,631,241

Banks 4.7%
Associated Banc-Corp.	253,803	7,004,963
Bank of the Ozarks, Inc.	181,098	8,609,399
BankUnited, Inc.	160,266	6,758,417
BOK Financial Corp.	36,189	3,653,280
CIT Group, Inc.	194,813	9,727,013
Commerce Bancshares, Inc.	138,663	8,954,857
Cullen/Frost Bankers, Inc.	86,986	9,936,411
East West Bancorp, Inc.	215,509	14,973,565
F.N.B. Corp.	476,504	6,313,678
First Hawaiian, Inc.	105,901	3,100,781
Investors Bancorp, Inc.	376,613	5,024,018
MGIC Investment Corp. *	552,360	5,739,020
New York Community Bancorp, Inc.	733,831	8,505,101
PacWest Bancorp	188,630	10,008,708
People's United Financial, Inc.	517,186	9,521,394
Pinnacle Financial Partners, Inc.	109,528	7,343,852
Popular, Inc.	151,854	6,869,875
Prosperity Bancshares, Inc.	104,024	7,534,458
Signature Bank *	80,078	10,209,144
SVB Financial Group *	78,387	24,466,934
Synovus Financial Corp.	177,571	9,608,367
TFS Financial Corp.	83,865	1,341,840
Webster Financial Corp.	138,916	8,904,516
Western Alliance Bancorp *	143,771	8,663,641
Zions Bancorp	291,358	15,969,332
		218,742,564

Capital Goods 10.5%
A.O. Smith Corp.	215,615	13,598,838
Acuity Brands, Inc.	63,069	7,457,909
AECOM *	237,564	7,839,612
AGCO Corp.	97,971	6,230,956
Allegion plc	141,853	10,841,825
Allison Transmission Holdings, Inc.	200,063	8,264,603
BWX Technologies, Inc.	147,086	9,816,520
Carlisle Cos., Inc.	92,225	9,904,043
Colfax Corp. *	147,516	4,511,039
Crane Co.	75,178	6,248,044
Curtiss-Wright Corp.	65,389	8,320,750
Donaldson Co., Inc.	194,730	9,191,256
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	87,867	6,671,741
Flowserve Corp.	193,942	8,017,562
Fluor Corp.	207,851	10,130,658
Fortune Brands Home & Security, Inc.	227,491	12,778,169
Gardner Denver Holdings, Inc. *	104,439	3,432,910
Gates Industrial Corp. plc *	58,402	867,854
Graco, Inc.	251,387	11,412,970
HD Supply Holdings, Inc. *	275,871	11,236,226
HEICO Corp.	47,706	4,382,273
HEICO Corp., Class A	85,652	6,513,835
Hexcel Corp.	133,008	9,420,957
Hubbell, Inc.	81,435	8,769,735
Huntington Ingalls Industries, Inc.	67,566	14,936,816
IDEX Corp.	113,749	15,774,711
ITT, Inc.	130,383	6,730,370
Jacobs Engineering Group, Inc.	178,413	11,561,162
Lennox International, Inc.	56,180	11,421,956
Lincoln Electric Holdings, Inc.	92,412	8,280,115
MSC Industrial Direct Co., Inc., Class A	67,035	6,155,824
Nordson Corp.	76,011	9,549,262
Orbital ATK, Inc.	86,713	11,595,262
Oshkosh Corp.	110,673	8,051,461
Owens Corning	165,452	10,459,875
Quanta Services, Inc. *	231,285	8,328,573
Regal Beloit Corp.	67,052	5,327,281
Sensata Technologies Holding plc *	255,456	13,051,247
Snap-on, Inc.	84,456	12,484,286
Spirit AeroSystems Holdings, Inc., Class A	169,688	14,374,270
Teledyne Technologies, Inc. *	53,430	10,764,008
The Middleby Corp. *	82,661	8,234,689
The Timken Co.	101,615	4,806,390
The Toro Co.	160,147	9,288,526
Trinity Industries, Inc.	225,014	7,760,733
United Rentals, Inc. *	125,223	19,981,834
USG Corp. *	132,272	5,486,643
WABCO Holdings, Inc. *	75,656	9,149,080
Wabtec Corp.	127,116	12,395,081
Watsco, Inc.	47,259	8,696,601
Woodward, Inc.	82,126	6,222,687
Xylem, Inc.	266,828	18,784,691
		485,513,719

Commercial & Professional Services 2.4%
ADT, Inc.	167,194	1,257,299
Clean Harbors, Inc. *	76,243	4,040,879
Copart, Inc. *	300,759	16,490,616
CoStar Group, Inc. *	53,740	20,486,763
KAR Auction Services, Inc.	201,249	10,619,910
ManpowerGroup, Inc.	99,043	8,913,870
Robert Half International, Inc.	184,273	11,734,504
Rollins, Inc.	142,421	7,088,293
Stericycle, Inc. *	127,145	8,073,707
The Dun & Bradstreet Corp.	54,884	6,740,304
TransUnion	222,038	15,231,807
		110,677,952

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.4%
Brunswick Corp.	131,377	8,355,577
Carter's, Inc.	70,177	7,649,995
Columbia Sportswear Co.	44,102	3,841,725
Garmin Ltd.	164,639	9,893,157
Hanesbrands, Inc.	540,316	9,849,961
Leggett & Platt, Inc.	198,212	8,186,156
Lululemon Athletica, Inc. *	142,186	14,936,639
Mattel, Inc.	512,742	7,957,756
Michael Kors Holdings Ltd. *	226,623	13,005,894
NVR, Inc. *	5,030	15,042,416
Polaris Industries, Inc.	87,085	9,744,811
PulteGroup, Inc.	390,427	11,810,417
Ralph Lauren Corp.	82,046	11,041,751
Skechers U.S.A., Inc., Class A *	203,742	5,920,743
Tempur Sealy International, Inc. *	69,337	3,198,516
Toll Brothers, Inc.	211,660	8,358,453
Under Armour, Inc., Class A *(a)	276,937	5,787,983
Under Armour, Inc., Class C *	273,037	5,165,860
		159,747,810

Consumer Services 3.1%
Aramark	366,854	14,241,272
Bright Horizons Family Solutions, Inc. *	86,108	8,714,130
Cracker Barrel Old Country Store, Inc. (a)	35,805	5,611,002
Darden Restaurants, Inc.	183,906	16,075,223
Domino's Pizza, Inc.	64,747	16,282,576
Dunkin' Brands Group, Inc.	122,098	7,817,935
Extended Stay America, Inc.	286,128	6,022,994
H&R Block, Inc.	308,602	8,471,125
Service Corp. International	277,292	10,173,843
ServiceMaster Global Holdings, Inc. *	200,537	11,458,684
Six Flags Entertainment Corp.	116,503	7,516,774
Vail Resorts, Inc.	59,742	14,385,276
Wyndham Worldwide Corp.	148,884	16,144,981
		142,915,815

Diversified Financials 5.8%
Affiliated Managers Group, Inc.	80,887	12,882,064
AGNC Investment Corp.	584,468	10,999,688
Cboe Global Markets, Inc.	167,727	16,363,446
Chimera Investment Corp.	278,824	5,133,150
Credit Acceptance Corp. *	18,856	6,656,357
E*TRADE Financial Corp. *	396,575	25,123,026
Eaton Vance Corp.	177,486	9,548,747
FactSet Research Systems, Inc.	58,275	11,713,858
Federated Investors, Inc., Class B	140,411	3,407,775
Janus Henderson Group plc	271,038	8,372,364
Jefferies Financial Group, Inc.	463,580	10,143,130
Lazard Ltd., Class A	192,071	9,880,132
Legg Mason, Inc.	127,240	4,742,235
LPL Financial Holdings, Inc.	134,603	9,256,648
MarketAxess Holdings, Inc.	56,167	12,000,080
MFA Financial, Inc.	592,564	4,610,148
Morningstar, Inc.	27,582	3,310,116
MSCI, Inc.	133,632	21,724,554
Navient Corp.	397,924	5,495,330
New Residential Investment Corp.	502,005	8,975,849
OneMain Holdings, Inc. *	106,512	3,464,835
Raymond James Financial, Inc.	192,822	18,618,892
Santander Consumer USA Holdings, Inc.	173,552	3,108,316
SEI Investments Co.	193,709	12,354,760
SLM Corp. *	646,683	7,391,587
Starwood Property Trust, Inc.	387,208	8,406,286
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	256,593	3,990,021
Voya Financial, Inc.	250,909	13,032,214
		270,705,608

Energy 3.7%
Antero Resources Corp. *	324,454	6,200,316
Centennial Resource Development, Inc., Class A *	255,742	4,501,059
Chesapeake Energy Corp. *	1,363,230	6,093,638
CNX Resources Corp. *	299,134	4,834,005
Core Laboratories N.V.	65,484	8,131,803
Diamondback Energy, Inc.	145,620	17,585,071
Energen Corp. *	145,495	9,870,381
Helmerich & Payne, Inc.	161,096	10,693,553
HollyFrontier Corp.	263,909	20,368,497
Murphy Oil Corp.	241,638	7,430,369
Newfield Exploration Co. *	297,534	8,699,894
Parsley Energy, Inc., Class A *	371,457	10,950,552
Range Resources Corp.	338,410	5,360,414
RPC, Inc. (a)	93,706	1,538,653
RSP Permian, Inc. *	185,624	8,119,194
Targa Resources Corp.	319,940	15,558,682
Transocean Ltd. *	655,659	8,294,086
Weatherford International plc *	1,478,407	5,011,800
WPX Energy, Inc. *	594,844	10,832,109
		170,074,076

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	56,617	5,480,525
Sprouts Farmers Market, Inc. *	182,217	3,954,109
US Foods Holding Corp. *	213,553	7,619,571
		17,054,205

Food, Beverage & Tobacco 1.4%
Flowers Foods, Inc.	275,298	5,588,549
Ingredion, Inc.	107,727	11,999,711
Lamb Weston Holdings, Inc.	218,486	13,928,482
Lancaster Colony Corp.	29,333	3,698,891
National Beverage Corp.	16,706	1,575,042
Pilgrim's Pride Corp. *	80,472	1,568,399
Pinnacle Foods, Inc.	175,956	11,250,627
Post Holdings, Inc. *	97,093	7,463,539
Seaboard Corp.	395	1,609,629
The Hain Celestial Group, Inc. *	155,201	3,960,730
TreeHouse Foods, Inc. *	83,411	3,996,221
		66,639,820

Health Care Equipment & Services 4.6%
ABIOMED, Inc. *	62,369	23,771,321
Acadia Healthcare Co., Inc. *	121,240	4,872,636
athenahealth, Inc. *	59,849	9,005,479
DexCom, Inc. *	130,399	11,473,808
Encompass Health Corp.	146,267	9,470,788
Envision Healthcare Corp. *	178,041	7,634,398
Hill-Rom Holdings, Inc.	98,044	9,020,048
Masimo Corp. *	70,861	7,018,782
Medidata Solutions, Inc. *	88,427	6,823,027
MEDNAX, Inc. *	140,934	6,461,824
Molina Healthcare, Inc. *	68,168	5,789,508
Patterson Cos., Inc.	122,587	2,564,520
ResMed, Inc.	212,700	21,867,687
STERIS plc	127,090	13,197,026
Teleflex, Inc.	67,089	17,923,497
Varian Medical Systems, Inc. *	135,635	15,987,297
Veeva Systems, Inc., Class A *	172,507	13,345,142

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	66,346	14,706,918
West Pharmaceutical Services, Inc.	110,819	10,306,167
		211,239,873

Household & Personal Products 0.5%
Edgewell Personal Care Co. *	80,101	3,502,016
Herbalife Nutrition Ltd. *	185,247	9,404,990
Nu Skin Enterprises, Inc., Class A	82,266	6,736,763
Spectrum Brands Holdings, Inc.	36,154	2,881,112
		22,524,881

Insurance 4.5%
Alleghany Corp.	23,033	13,141,708
American Financial Group, Inc.	102,685	11,283,028
American National Insurance Co.	13,217	1,572,823
AmTrust Financial Services, Inc.	139,607	1,865,150
Arthur J. Gallagher & Co.	270,869	17,953,197
Assurant, Inc.	77,413	7,226,504
Assured Guaranty Ltd.	174,300	6,185,907
Athene Holding Ltd., Class A *	186,326	8,323,182
Axis Capital Holdings Ltd.	123,810	7,038,598
Brighthouse Financial, Inc. *	141,883	6,684,108
Brown & Brown, Inc.	342,321	9,509,677
CNO Financial Group, Inc.	248,246	4,969,885
Erie Indemnity Co., Class A	27,860	3,148,459
Everest Re Group Ltd.	60,647	13,663,163
First American Financial Corp.	163,886	8,535,183
Old Republic International Corp.	376,743	7,904,068
Reinsurance Group of America, Inc.	95,969	14,341,607
RenaissanceRe Holdings Ltd.	59,719	7,331,702
The Hanover Insurance Group, Inc.	63,211	7,663,702
Torchmark Corp.	157,406	13,352,751
Unum Group	328,597	12,752,850
Validus Holdings Ltd.	122,650	8,310,764
W.R. Berkley Corp.	141,832	10,845,893
White Mountains Insurance Group Ltd.	4,443	4,007,941
		207,611,850

Materials 6.5%
Alcoa Corp. *	257,641	12,384,803
AptarGroup, Inc.	92,774	8,564,896
Ashland Global Holdings, Inc.	92,714	7,205,732
Avery Dennison Corp.	130,757	13,733,408
Axalta Coating Systems Ltd. *	323,807	10,073,636
Bemis Co., Inc.	135,396	5,727,251
Berry Global Group, Inc. *	194,951	9,414,184
CF Industries Holdings, Inc.	345,842	14,227,940
Crown Holdings, Inc. *	200,086	8,671,727
Eagle Materials, Inc.	72,133	7,817,775
FMC Corp.	199,847	17,404,675
Graphic Packaging Holding Co.	460,265	6,664,637
Huntsman Corp.	315,088	10,073,363
International Flavors & Fragrances, Inc.	117,688	14,373,235
NewMarket Corp.	13,657	5,248,249
Olin Corp.	248,737	8,041,667
Owens-Illinois, Inc. *	241,966	4,500,568
Packaging Corp. of America	141,040	16,572,200
Reliance Steel & Aluminum Co.	108,256	10,129,514
Royal Gold, Inc.	97,989	8,785,694
RPM International, Inc.	199,885	9,894,307
Sealed Air Corp.	249,064	10,849,228
Silgan Holdings, Inc.	108,177	2,944,578
Sonoco Products Co.	147,677	7,550,725
Steel Dynamics, Inc.	349,994	17,300,203
The Chemours Co.	274,472	13,446,383
The Mosaic Co.	522,493	14,363,333
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co., Class A	58,580	4,986,915
Valvoline, Inc.	296,433	6,059,091
W.R. Grace & Co.	102,148	7,312,775
Westlake Chemical Corp.	53,958	6,244,559
		300,567,251

Media 2.3%
Altice USA, Inc., Class A *(a)	97,922	1,915,354
AMC Networks, Inc., Class A *	68,373	3,908,884
Cable One, Inc.	6,986	4,535,591
Cinemark Holdings, Inc.	158,480	5,351,870
Discovery Communications, Inc., Class A *	232,189	4,896,866
Discovery Communications, Inc., Class C *	504,681	9,977,543
GCI Liberty, Inc., Class A *	144,848	6,054,646
Liberty Latin America Ltd., Class A *	74,044	1,604,533
Liberty Latin America Ltd., Class C *	173,430	3,725,276
Liberty Media Corp. - Liberty Formula One, Class A *	37,768	1,143,237
Liberty Media Corp. - Liberty Formula One, Class C *	299,832	9,468,695
Lions Gate Entertainment Corp., Class A	98,029	2,271,332
Lions Gate Entertainment Corp., Class B	164,025	3,580,666
Live Nation Entertainment, Inc. *	201,675	8,597,405
News Corp., Class A	567,595	8,530,953
News Corp., Class B	184,517	2,850,788
TEGNA, Inc.	316,150	3,278,476
The Interpublic Group of Cos., Inc.	568,786	12,854,564
The Madison Square Garden Co., Class A *	24,914	6,528,465
Tribune Media Co., Class A	108,492	3,892,693
		104,967,837

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
ACADIA Pharmaceuticals, Inc. *	146,357	2,649,062
Akorn, Inc. *	141,390	1,975,218
Alkermes plc *	231,346	10,919,531
Alnylam Pharmaceuticals, Inc. *	121,625	12,098,039
Bio-Rad Laboratories, Inc., Class A *	30,305	8,701,475
Bio-Techne Corp.	55,909	8,404,241
Bluebird Bio, Inc. *	74,047	13,258,115
Bruker Corp.	150,470	4,554,727
Catalent, Inc. *	198,357	7,787,496
Charles River Laboratories International, Inc. *	70,684	7,599,944
Exact Sciences Corp. *	177,260	10,554,060
Exelixis, Inc. *	418,600	8,677,578
Ionis Pharmaceuticals, Inc. *	184,091	8,587,845
Jazz Pharmaceuticals plc *	89,050	15,049,450
Neurocrine Biosciences, Inc. *	131,514	12,659,538
OPKO Health, Inc. *(a)	523,100	2,029,628
PerkinElmer, Inc.	164,925	12,258,875
PRA Health Sciences, Inc. *	73,795	6,265,196
Seattle Genetics, Inc. *	158,958	9,615,369
Syneos Health, Inc. *	84,039	3,613,677
TESARO, Inc. *	57,107	2,613,787
United Therapeutics Corp. *	64,491	6,873,451
		176,746,302

Real Estate 10.3%
Alexandria Real Estate Equities, Inc.	150,831	18,841,809
American Campus Communities, Inc.	202,993	8,140,019
American Homes 4 Rent, Class A	375,007	7,470,139
Apartment Investment & Management Co., Class A	233,142	9,519,188
Brixmor Property Group, Inc.	452,336	7,183,096
Camden Property Trust	137,054	12,060,752
Colony NorthStar, Inc., Class A	763,785	4,498,694

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CubeSmart	272,168	8,301,124
CyrusOne, Inc.	142,242	7,877,362
DCT Industrial Trust, Inc.	138,228	9,002,790
DDR Corp.	227,125	3,450,029
Douglas Emmett, Inc.	239,482	9,217,662
Duke Realty Corp.	532,007	14,960,037
EPR Properties	96,196	5,905,472
Equity Commonwealth *	185,887	5,782,945
Equity LifeStyle Properties, Inc.	132,726	12,064,793
Extra Space Storage, Inc.	187,687	18,064,874
Forest City Realty Trust, Inc., Class A	395,497	8,056,274
Gaming & Leisure Properties, Inc.	296,330	10,401,183
Gramercy Property Trust	235,242	6,485,622
Healthcare Realty Trust, Inc.	187,093	5,096,413
Healthcare Trust of America, Inc., Class A	304,158	7,804,694
Highwoods Properties, Inc.	153,750	7,353,863
Hospitality Properties Trust	245,458	7,106,009
Hudson Pacific Properties, Inc.	231,760	8,204,304
Invitation Homes, Inc.	423,562	9,322,600
Iron Mountain, Inc.	417,063	13,884,027
Jones Lang LaSalle, Inc.	67,365	11,031,692
Kilroy Realty Corp.	147,466	11,229,536
Kimco Realty Corp.	630,991	9,755,121
Lamar Advertising Co., Class A	125,848	8,711,199
Liberty Property Trust	218,975	9,680,885
Life Storage, Inc.	70,143	6,489,630
Medical Properties Trust, Inc.	542,780	7,365,525
National Retail Properties, Inc.	227,829	9,438,955
Omega Healthcare Investors, Inc.	293,736	9,003,008
Outfront Media, Inc.	207,503	4,116,860
Paramount Group, Inc.	309,801	4,653,211
Park Hotels & Resorts, Inc.	300,624	9,686,105
Rayonier, Inc.	194,684	7,567,367
Realogy Holdings Corp.	188,610	4,487,032
Regency Centers Corp.	221,488	12,864,023
Retail Properties of America, Inc., Class A	339,322	4,160,088
RLJ Lodging Trust	259,370	6,069,258
Senior Housing Properties Trust	348,463	6,153,857
Spirit Realty Capital, Inc.	644,065	5,642,009
STORE Capital Corp.	246,985	6,619,198
Sun Communities, Inc.	118,146	11,422,355
Taubman Centers, Inc.	90,168	4,922,271
The Howard Hughes Corp. *	57,872	7,305,183
The Macerich Co.	161,710	8,995,927
UDR, Inc.	398,856	14,546,278
Uniti Group, Inc.	242,899	5,093,592
VEREIT, Inc.	1,445,290	10,348,276
Weingarten Realty Investors	179,629	5,266,722
WP Carey, Inc.	158,741	10,668,983
		479,349,920

Retailing 3.4%
Advance Auto Parts, Inc.	109,417	14,073,215
AutoNation, Inc. *	89,275	4,076,296
Bed Bath & Beyond, Inc.	211,449	3,839,914
Burlington Stores, Inc. *	101,653	14,866,751
Dick's Sporting Goods, Inc.	124,324	4,550,258
Floor & Decor Holdings, Inc., Class A *	47,146	2,215,862
Foot Locker, Inc.	182,341	9,840,944
Kohl's Corp.	251,112	16,761,726
LKQ Corp. *	461,955	14,676,310
Macy's, Inc.	454,541	15,868,026
Nordstrom, Inc.	173,622	8,512,687
Penske Automotive Group, Inc.	53,178	2,560,521
Pool Corp.	59,761	8,541,042
Signet Jewelers Ltd.	88,593	3,809,499
The Michaels Cos., Inc. *	162,095	2,976,064
Tractor Supply Co.	186,207	13,837,042
Security	Number of Shares	Value ($)
TripAdvisor, Inc. *	160,000	8,342,400
Williams-Sonoma, Inc.	115,580	6,399,665
		155,748,222

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	1,225,414	16,824,934
Cavium, Inc. *	104,688	8,752,964
Cypress Semiconductor Corp.	525,146	8,643,903
First Solar, Inc. *	121,345	8,204,136
Marvell Technology Group Ltd.	639,021	13,764,512
MKS Instruments, Inc.	80,457	9,027,276
Monolithic Power Systems, Inc.	58,309	7,685,709
ON Semiconductor Corp. *	633,756	15,926,288
Qorvo, Inc. *	188,769	15,148,712
Teradyne, Inc.	289,945	10,991,815
Universal Display Corp.	61,687	6,107,013
		121,077,262

Software & Services 12.3%
Akamai Technologies, Inc. *	251,824	18,982,493
ANSYS, Inc. *	124,351	20,244,343
Aspen Technology, Inc. *	106,776	9,957,930
Black Knight, Inc. *	210,058	10,628,935
Booz Allen Hamilton Holding Corp.	217,688	9,815,552
Broadridge Financial Solutions, Inc.	173,891	20,075,716
Cadence Design Systems, Inc. *	422,955	17,954,440
CDK Global, Inc.	189,010	12,162,794
EPAM Systems, Inc. *	75,083	9,248,724
Euronet Worldwide, Inc. *	78,261	6,559,054
Fair Isaac Corp. *	44,772	8,239,391
First Data Corp., Class A *	658,526	12,511,994
Fortinet, Inc. *	216,003	13,215,064
Gartner, Inc. *	134,636	17,871,583
Genpact Ltd.	224,615	6,745,188
GoDaddy, Inc., Class A *	175,803	12,585,737
GrubHub, Inc. *	128,602	13,787,420
Guidewire Software, Inc. *	117,696	10,926,897
IAC/InterActiveCorp *	113,460	17,602,184
Jack Henry & Associates, Inc.	115,262	14,414,666
Leidos Holdings, Inc.	212,290	12,750,137
LogMeIn, Inc.	78,200	8,437,780
Manhattan Associates, Inc. *	100,660	4,380,723
MAXIMUS, Inc.	98,296	5,986,226
Nuance Communications, Inc. *	403,721	5,454,271
PTC, Inc. *	173,648	14,975,404
Sabre Corp.	337,726	8,277,664
Snap, Inc., Class A *(a)	379,667	4,324,407
Splunk, Inc. *	209,710	23,237,965
Square, Inc., Class A *	421,869	24,573,869
SS&C Technologies Holdings, Inc.	290,887	14,809,057
Synopsys, Inc. *	222,221	19,571,004
Tableau Software, Inc., Class A *	102,084	10,093,045
Take-Two Interactive Software, Inc. *	170,618	19,122,865
Teradata Corp. *	181,443	7,234,132
The Ultimate Software Group, Inc. *	42,948	11,258,818
Total System Services, Inc.	245,298	20,896,937
Tyler Technologies, Inc. *	52,321	12,118,590
VeriSign, Inc. *	142,912	18,641,441
WEX, Inc. *	59,738	10,502,538
Worldpay, Inc., Class A *	441,586	35,092,839
Zillow Group, Inc., Class A *	70,737	4,119,723
Zillow Group, Inc., Class C *	165,391	9,647,257
		569,036,797

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.2%
ARRIS International plc *	257,959	6,521,204
Arrow Electronics, Inc. *	131,260	9,728,991
Avnet, Inc.	179,572	6,845,285
CDW Corp.	227,748	18,231,227
Cognex Corp.	259,734	11,872,441
Coherent, Inc. *	37,314	6,233,304
CommScope Holding Co., Inc. *	287,135	8,418,798
Dolby Laboratories, Inc., Class A	89,922	5,647,102
F5 Networks, Inc. *	92,284	15,975,283
FLIR Systems, Inc.	206,950	11,154,605
IPG Photonics Corp. *	56,575	13,649,850
Jabil, Inc.	258,160	7,300,765
Keysight Technologies, Inc. *	281,360	16,527,086
National Instruments Corp.	158,765	6,607,799
NCR Corp. *	175,654	5,287,185
SYNNEX Corp.	43,462	4,642,611
Trimble, Inc. *	371,615	12,285,592
Ubiquiti Networks, Inc. *(a)	34,128	2,818,632
ViaSat, Inc. *	82,064	5,138,027
Xerox Corp.	316,528	8,603,231
Zebra Technologies Corp., Class A *	79,506	12,204,966
		195,693,984

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	138,768	3,545,522
Zayo Group Holdings, Inc. *	277,896	9,670,781
		13,216,303

Transportation 2.7%
Alaska Air Group, Inc.	182,485	11,096,913
AMERCO	9,936	3,208,732
Avis Budget Group, Inc. *	106,338	4,146,119
Expeditors International of Washington, Inc.	262,278	19,534,466
Genesee & Wyoming, Inc., Class A *	91,566	7,152,220
J.B. Hunt Transport Services, Inc.	127,243	16,299,828
JetBlue Airways Corp. *	482,015	9,105,263
Kirby Corp. *	80,319	7,284,933
Landstar System, Inc.	62,315	7,066,521
Macquarie Infrastructure Corp.	119,026	4,606,306
Old Dominion Freight Line, Inc.	101,345	15,805,766
Ryder System, Inc.	79,056	5,303,077
XPO Logistics, Inc. *	148,613	15,641,518
		126,251,662

Utilities 4.4%
AES Corp.	988,414	12,602,278
Alliant Energy Corp.	343,208	14,215,675
Aqua America, Inc.	263,940	9,158,718
Security	Number of Shares	Value ($)
Atmos Energy Corp.	165,081	14,726,876
Great Plains Energy, Inc.	319,455	10,842,303
IDACORP, Inc.	75,033	6,930,048
MDU Resources Group, Inc.	289,848	8,057,774
National Fuel Gas Co.	128,367	6,757,239
NiSource, Inc.	499,183	12,629,330
NRG Energy, Inc.	449,164	15,374,884
OGE Energy Corp.	297,543	10,419,956
Pinnacle West Capital Corp.	166,695	13,270,589
Portland General Electric Co.	132,854	5,667,552
SCANA Corp.	212,833	7,725,838
UGI Corp.	255,828	12,911,639
Vectren Corp.	124,808	8,818,933
Vistra Energy Corp. *	553,229	13,570,707
Westar Energy, Inc.	211,245	11,977,592
WGL Holdings, Inc.	77,328	6,820,330
		202,478,261
Total Common Stock
(Cost $3,778,368,108)		4,612,213,215

Other Investment Companies 0.6% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (b)	13,772,201	13,772,201

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.67% (b)	16,109,975	16,109,975
Total Other Investment Companies
(Cost $29,882,176)		29,882,176

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/15/18	90	17,523,000	(110,527)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,681,191.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,612,213,215	$—	$—	$4,612,213,215
Other Investment Companies[1]	29,882,176	—	—	29,882,176
Liabilities
Futures Contracts[2]	(110,527)	—	—	(110,527)
Total	$4,641,984,864	$—	$—	$4,641,984,864
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	258,186	4,084,503
Cooper Tire & Rubber Co.	132,334	3,400,984
Cooper-Standard Holding, Inc. *	42,522	5,281,232
Dana, Inc.	376,199	8,389,238
Delphi Technologies plc	229,312	11,488,531
Dorman Products, Inc. *	76,976	4,966,492
Fox Factory Holding Corp. *	96,065	3,818,584
Gentex Corp.	711,811	17,104,818
Gentherm, Inc. *	96,398	3,412,489
Horizon Global Corp. *	67,581	449,414
LCI Industries	66,497	5,831,787
Modine Manufacturing Co. *	128,921	2,320,578
Motorcar Parts of America, Inc. *	52,255	1,120,870
Standard Motor Products, Inc.	53,097	2,402,639
Stoneridge, Inc. *	73,493	2,317,234
Superior Industries International, Inc.	65,168	1,140,440
Tenneco, Inc.	135,793	5,999,335
Thor Industries, Inc.	126,610	11,724,086
Tower International, Inc.	54,716	1,608,650
Visteon Corp. *	80,099	10,009,171
Winnebago Industries, Inc.	74,382	2,696,347
		109,567,422

Banks 11.1%
1st Source Corp.	43,395	2,307,746
Access National Corp.	36,962	1,058,222
Ameris Bancorp	101,123	5,632,551
Arrow Financial Corp.	39,438	1,474,981
Associated Banc-Corp.	450,631	12,437,416
Banc of California, Inc.	109,808	2,130,275
BancFirst Corp.	43,121	2,576,480
BancorpSouth Bank	221,877	7,432,879
Bank of Hawaii Corp.	110,720	9,403,450
Bank of the Ozarks, Inc.	319,378	15,183,230
BankUnited, Inc.	279,337	11,779,641
Banner Corp.	87,093	5,221,225
Beneficial Bancorp, Inc.	200,567	3,279,270
Berkshire Hills Bancorp, Inc.	94,664	3,720,295
Bofl Holding, Inc. *	146,993	6,057,582
Boston Private Financial Holdings, Inc.	216,363	3,678,171
Bridge Bancorp, Inc.	49,310	1,822,005
Brookline Bancorp, Inc.	199,663	3,633,867
Bryn Mawr Bank Corp.	48,309	2,268,108
Byline Bancorp, Inc. *	15,702	339,477
Cadence BanCorp	71,875	2,099,469
Camden National Corp.	41,025	1,875,663
Capitol Federal Financial, Inc.	362,967	4,769,386
Carolina Financial Corp.	42,608	1,864,952
Cathay General Bancorp	199,506	8,417,158
CBTX, Inc.	5,466	161,848
CenterState Banks Corp.	158,413	4,871,200
Security	Number of Shares	Value ($)
Central Pacific Financial Corp.	74,932	2,205,998
Chemical Financial Corp.	185,961	10,436,131
City Holding Co.	38,722	2,876,657
CoBiz Financial, Inc.	94,512	2,109,508
Columbia Banking System, Inc.	189,191	8,044,401
Commerce Bancshares, Inc.	246,938	15,947,256
Community Bank System, Inc.	130,917	7,839,310
Community Trust Bancorp, Inc.	48,766	2,489,504
ConnectOne Bancorp, Inc.	77,760	2,041,200
Customers Bancorp, Inc. *	78,789	2,388,095
CVB Financial Corp.	267,390	6,200,774
Dime Community Bancshares, Inc.	81,401	1,656,510
Eagle Bancorp, Inc. *	79,905	4,838,248
Enterprise Financial Services Corp.	58,354	3,186,128
Essent Group Ltd. *	214,815	7,368,154
F.N.B. Corp.	844,544	11,190,208
FB Financial Corp.	32,883	1,345,572
FCB Financial Holdings, Inc., Class A *	116,768	7,117,010
Federal Agricultural Mortgage Corp., Class C	26,165	2,446,689
Fidelity Southern Corp.	55,936	1,365,957
Financial Institutions, Inc.	37,143	1,183,005
First Bancorp (North Carolina)	77,867	3,240,046
First BanCorp (Puerto Rico) *	460,466	3,568,612
First Busey Corp.	105,462	3,386,385
First Citizens BancShares, Inc., Class A	22,602	9,928,833
First Commonwealth Financial Corp.	250,566	3,931,381
First Community Bancshares, Inc.	40,980	1,411,761
First Financial Bancorp	257,652	8,103,155
First Financial Bankshares, Inc.	174,218	9,163,867
First Financial Corp.	32,515	1,417,654
First Foundation, Inc. *	82,180	1,593,470
First Hawaiian, Inc.	185,827	5,441,015
First Horizon National Corp.	852,402	15,803,533
First Interstate BancSystem, Inc., Class A	51,512	2,248,499
First Merchants Corp.	106,415	4,840,818
First Midwest Bancorp, Inc.	268,392	7,050,658
Flagstar Bancorp, Inc. *	57,418	1,997,572
Flushing Financial Corp.	72,923	1,946,315
Fulton Financial Corp.	454,011	7,922,492
German American Bancorp, Inc.	52,545	1,895,298
Glacier Bancorp, Inc.	206,331	8,044,846
Great Southern Bancorp, Inc.	30,458	1,751,335
Great Western Bancorp, Inc.	154,326	6,727,070
Green Bancorp, Inc.	60,809	1,365,162
Guaranty Bancorp	62,694	2,112,788
Hancock Whitney Corp.	223,335	11,222,584
Hanmi Financial Corp.	85,357	2,556,442
HarborOne Bancorp, Inc. *	79,282	1,462,753
Heartland Financial USA, Inc.	71,017	3,895,282
Heritage Commerce Corp.	93,484	1,594,837
Heritage Financial Corp.	75,311	2,421,249
Hilltop Holdings, Inc.	194,601	4,563,393
Home BancShares, Inc.	416,655	9,591,398
HomeStreet, Inc. *	73,027	1,957,124
HomeTrust Bancshares, Inc. *	45,616	1,227,070
Hope Bancorp, Inc.	335,934	6,043,453

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Horizon Bancorp, Inc.	66,144	2,074,937
IBERIABANK Corp.	147,949	11,821,125
Independent Bank Corp.	71,580	5,608,293
Independent Bank Group, Inc.	46,845	3,525,086
International Bancshares Corp.	138,987	6,004,238
Investors Bancorp, Inc.	666,877	8,896,139
Kearny Financial Corp.	281,434	4,066,721
Lakeland Bancorp, Inc.	109,757	2,206,116
Lakeland Financial Corp.	66,300	3,234,777
LegacyTexas Financial Group, Inc.	110,924	4,657,699
LendingTree, Inc. *	20,311	5,258,518
Live Oak Bancshares, Inc.	67,698	2,000,476
Luther Burbank Corp.	36,787	450,641
MB Financial, Inc.	217,813	10,757,784
Mercantile Bank Corp.	41,234	1,488,547
Merchants Bancorp	15,631	398,747
Meridian Bancorp, Inc.	142,199	2,779,990
Meta Financial Group, Inc.	23,462	2,654,725
MGIC Investment Corp. *	975,748	10,138,022
Midland States Bancorp, Inc.	43,141	1,399,494
National Bank Holdings Corp., Class A	69,447	2,704,266
National Commerce Corp. *	34,116	1,571,042
Nationstar Mortgage Holdings, Inc. *	74,929	1,342,728
NBT Bancorp, Inc.	113,470	4,323,207
Nicolet Bankshares, Inc. *	19,762	1,123,074
NMI Holdings, Inc., Class A *	148,451	2,471,709
Northfield Bancorp, Inc.	126,008	2,058,971
Northwest Bancshares, Inc.	268,253	4,624,682
OceanFirst Financial Corp.	96,051	2,816,215
Ocwen Financial Corp. *	278,530	1,217,176
OFG Bancorp	119,535	1,685,444
Old National Bancorp	346,273	6,215,600
Opus Bank	45,734	1,353,726
Oritani Financial Corp.	103,271	1,642,009
Pacific Premier Bancorp, Inc. *	103,802	4,287,023
PacWest Bancorp	327,571	17,380,917
Park National Corp.	34,828	3,998,951
Peapack Gladstone Financial Corp.	40,634	1,401,873
Peoples Bancorp, Inc.	50,310	1,888,134
Peoples Financial Services Corp.	16,001	752,367
PHH Corp. *	86,379	932,893
Pinnacle Financial Partners, Inc.	193,745	12,990,602
Popular, Inc.	267,211	12,088,626
Preferred Bank	35,715	2,275,046
Prosperity Bancshares, Inc.	182,473	13,216,519
Provident Financial Services, Inc.	157,782	4,408,429
QCR Holdings, Inc.	35,546	1,707,985
Radian Group, Inc.	569,130	9,049,167
Renasant Corp.	114,525	5,488,038
Republic Bancorp, Inc., Class A	25,794	1,132,615
S&T Bancorp, Inc.	88,006	3,975,231
Sandy Spring Bancorp, Inc.	85,023	3,532,706
Seacoast Banking Corp. of Florida *	122,241	3,811,474
ServisFirst Bancshares, Inc.	117,538	4,937,771
Simmons First National Corp., Class A	206,464	6,606,848
South State Corp.	96,848	8,670,317
Southside Bancshares, Inc.	70,400	2,404,160
State Bank Financial Corp.	106,700	3,579,785
Sterling Bancorp	582,023	14,288,665
Sterling Bancorp, Inc.	40,909	557,181
Stock Yards Bancorp, Inc.	58,246	2,312,366
Synovus Financial Corp.	311,489	16,854,670
TCF Financial Corp.	445,771	11,728,235
Texas Capital Bancshares, Inc. *	130,014	12,526,849
The Bancorp, Inc. *	145,785	1,650,286
The First of Long Island Corp.	56,263	1,434,707
Tompkins Financial Corp.	31,892	2,687,539
Towne Bank	166,455	5,268,301
TriCo Bancshares	54,821	2,133,633
Security	Number of Shares	Value ($)
TriState Capital Holdings, Inc. *	56,536	1,452,975
Triumph Bancorp, Inc. *	58,552	2,403,560
TrustCo Bank Corp.	247,122	2,149,961
Trustmark Corp.	179,698	5,780,885
UMB Financial Corp.	114,784	8,844,107
Umpqua Holdings Corp.	575,070	13,537,148
Union Bankshares Corp.	141,266	5,806,033
United Bankshares, Inc.	269,720	9,831,294
United Community Banks, Inc.	192,275	6,241,246
United Financial Bancorp, Inc.	135,983	2,368,824
Univest Corp. of Pennsylvania	77,211	2,246,840
Valley National Bancorp	699,382	8,889,145
Veritex Holdings, Inc. *	42,620	1,310,139
Walker & Dunlop, Inc.	71,588	4,017,519
Washington Federal, Inc.	224,179	7,274,609
Washington Trust Bancorp, Inc.	39,729	2,423,469
Waterstone Financial, Inc.	74,462	1,291,916
Webster Financial Corp.	239,594	15,357,975
WesBanco, Inc.	121,452	5,658,449
Westamerica Bancorp	68,818	3,938,454
Western Alliance Bancorp *	253,892	15,299,532
Wintrust Financial Corp.	148,044	13,636,333
WSFS Financial Corp.	80,208	4,198,889
		861,692,147

Capital Goods 9.6%
AAON, Inc.	105,529	3,218,634
AAR Corp.	83,410	3,727,593
Actuant Corp., Class A	151,870	3,546,164
Advanced Drainage Systems, Inc.	104,145	3,020,205
AECOM *	415,187	13,701,171
Aegion Corp. *	83,085	2,135,284
Aerojet Rocketdyne Holdings, Inc. *	193,765	5,607,559
Aerovironment, Inc. *	56,679	3,279,447
Air Lease Corp.	250,468	11,123,284
Aircastle Ltd.	147,058	3,141,159
Alamo Group, Inc.	24,858	2,292,156
Albany International Corp., Class A	73,758	4,536,117
Altra Industrial Motion Corp.	76,912	3,180,311
Ameresco, Inc., Class A *	46,096	550,847
American Railcar Industries, Inc.	19,290	784,524
American Woodmark Corp. *	37,106	3,825,629
Apogee Enterprises, Inc.	73,390	3,203,473
Applied Industrial Technologies, Inc.	101,958	7,111,570
Argan, Inc.	36,735	1,421,645
Armstrong Flooring, Inc. *	61,960	811,676
Armstrong World Industries, Inc. *	136,590	8,277,354
Astec Industries, Inc.	50,390	2,948,319
Astronics Corp. *	56,715	1,996,368
Atkore International Group, Inc. *	102,945	2,223,612
Axon Enterprise, Inc. *	148,936	9,484,244
AZZ, Inc.	68,003	2,941,130
Babcock & Wilcox Enterprises, Inc. *	423,771	1,046,714
Barnes Group, Inc.	128,201	7,617,703
Beacon Roofing Supply, Inc. *	178,631	7,484,639
BMC Stock Holdings, Inc. *	155,460	3,163,611
Briggs & Stratton Corp.	112,528	2,076,142
Builders FirstSource, Inc. *	292,833	5,733,670
BWX Technologies, Inc.	259,187	17,298,140
CAI International, Inc. *	46,734	1,122,083
Chart Industries, Inc. *	82,558	5,319,212
CIRCOR International, Inc.	41,700	2,007,021
Columbus McKinnon Corp.	54,193	2,245,216
Comfort Systems USA, Inc.	98,580	4,618,473
Continental Building Products, Inc. *	98,014	2,964,923
Crane Co.	132,224	10,989,137
CSW Industrials, Inc. *	38,902	1,890,637
Cubic Corp.	65,815	4,577,433

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	114,891	14,619,880
Douglas Dynamics, Inc.	58,963	2,715,246
DXP Enterprises, Inc. *	43,585	1,700,687
Dycom Industries, Inc. *	81,486	7,591,236
EMCOR Group, Inc.	152,018	11,542,727
Encore Wire Corp.	54,862	2,655,321
Energy Recovery, Inc. *(a)	87,483	726,984
EnerSys	108,830	8,696,605
Engility Holdings, Inc. *	47,711	1,500,034
EnPro Industries, Inc.	56,208	4,140,281
ESCO Technologies, Inc.	68,292	3,831,181
Esterline Technologies Corp. *	67,264	4,906,909
Evoqua Water Technologies Corp. *	146,925	2,834,183
Federal Signal Corp.	155,366	3,711,694
Foundation Building Materials, Inc. *	32,888	504,831
Franklin Electric Co., Inc.	102,451	4,738,359
Gardner Denver Holdings, Inc. *	183,053	6,016,952
Gates Industrial Corp. plc *	103,428	1,536,940
GATX Corp.	98,459	7,079,202
Generac Holdings, Inc. *	160,639	8,046,408
General Cable Corp.	130,335	3,864,433
Gibraltar Industries, Inc. *	79,768	3,162,801
Global Brass & Copper Holdings, Inc.	54,381	1,707,563
GMS, Inc. *	81,566	2,442,902
Graham Corp.	28,937	738,183
Granite Construction, Inc.	104,114	5,920,963
Great Lakes Dredge & Dock Corp. *	166,086	834,582
Griffon Corp.	79,221	1,798,317
H&E Equipment Services, Inc.	81,515	2,817,974
Harsco Corp. *	205,438	5,033,231
Herc Holdings, Inc. *	75,168	4,107,931
Hexcel Corp.	235,141	16,655,037
Hillenbrand, Inc.	163,018	7,604,790
Hyster-Yale Materials Handling, Inc.	25,525	1,702,517
Insteel Industries, Inc.	47,047	1,471,630
ITT, Inc.	230,846	11,916,271
JELD-WEN Holding, Inc. *	176,911	4,842,054
John Bean Technologies Corp.	81,346	7,182,852
Kadant, Inc.	29,738	2,900,942
Kaman Corp.	72,557	5,134,859
KBR, Inc.	358,826	6,609,575
Kennametal, Inc.	213,447	7,946,632
KLX, Inc. *	130,650	9,645,889
Kratos Defense & Security Solutions, Inc. *	220,672	2,469,320
L.B. Foster Co., Class A *	27,749	643,777
Lindsay Corp.	26,898	2,647,301
Lydall, Inc. *	47,304	1,982,038
Masonite International Corp. *	72,972	4,823,449
MasTec, Inc. *	175,180	8,172,147
Mercury Systems, Inc. *	126,530	4,672,753
Meritor, Inc. *	232,133	4,816,760
Milacron Holdings Corp. *	132,602	2,613,585
Moog, Inc., Class A	83,549	6,811,750
MRC Global, Inc. *	233,804	4,828,053
MSC Industrial Direct Co., Inc., Class A	117,092	10,752,558
Mueller Industries, Inc.	150,912	4,557,542
Mueller Water Products, Inc., Class A	413,538	4,925,238
MYR Group, Inc. *	43,230	1,687,699
National Presto Industries, Inc.	13,491	1,523,134
Navistar International Corp. *	170,593	6,387,002
NCI Building Systems, Inc. *	112,423	2,152,900
Nexeo Solutions, Inc. *	143,438	1,388,480
NN, Inc.	74,213	1,603,001
NOW, Inc. *	285,573	4,015,156
Omega Flex, Inc.	13,816	960,765
Oshkosh Corp.	193,197	14,055,082
Park-Ohio Holdings Corp.	21,224	837,287
Patrick Industries, Inc. *	63,676	3,858,766
PGT Innovations, Inc. *	130,789	2,707,332
Security	Number of Shares	Value ($)
Plug Power, Inc. *(a)	579,258	1,083,212
Powell Industries, Inc.	20,277	685,565
Preformed Line Products Co.	7,542	581,111
Primoris Services Corp.	105,386	2,747,413
Proto Labs, Inc. *	65,303	7,875,542
Quanex Building Products Corp.	92,695	1,557,276
Raven Industries, Inc.	94,778	3,582,608
RBC Bearings, Inc. *	63,806	8,021,052
Regal Beloit Corp.	115,049	9,140,643
REV Group, Inc.	70,784	1,200,497
Rexnord Corp. *	267,993	7,820,036
Rush Enterprises, Inc., Class A *	82,765	3,561,378
Rush Enterprises, Inc., Class B *	11,839	501,500
Simpson Manufacturing Co., Inc.	108,291	6,855,903
SiteOne Landscape Supply, Inc. *	105,060	7,947,789
SPX Corp. *	112,657	3,859,629
SPX FLOW, Inc. *	110,603	4,818,973
Standex International Corp.	34,292	3,420,627
Sun Hydraulics Corp.	74,705	3,717,321
Sunrun, Inc. *	176,448	2,135,021
Teledyne Technologies, Inc. *	93,301	18,796,419
Tennant Co.	46,932	3,698,242
Terex Corp.	189,468	7,499,143
The Gorman-Rupp Co.	47,320	1,579,068
The Greenbrier Cos., Inc.	75,220	3,738,434
The KeyW Holding Corp. *	129,784	1,226,459
The Manitowoc Co., Inc. *	92,534	2,266,158
The Timken Co.	182,070	8,611,911
Thermon Group Holdings, Inc. *	88,805	2,047,843
Titan International, Inc.	132,238	1,535,283
Titan Machinery, Inc. *	49,064	887,568
TPI Composites, Inc. *	31,333	824,058
Trex Co., Inc. *	75,860	8,938,584
TriMas Corp. *	115,795	3,311,737
Triton International Ltd.	123,525	4,299,905
Triumph Group, Inc.	131,478	2,787,334
Tutor Perini Corp. *	104,648	2,072,030
Univar, Inc. *	295,700	8,063,739
Universal Forest Products, Inc.	159,000	5,848,020
USG Corp. *	233,270	9,676,040
Valmont Industries, Inc.	59,788	8,738,016
Veritiv Corp. *	31,802	1,057,417
Vivint Solar, Inc. *(a)	99,745	398,980
Wabash National Corp.	152,956	3,060,650
Watsco, Inc.	84,148	15,484,915
Watts Water Technologies, Inc., Class A	72,760	5,598,882
Welbilt, Inc. *	364,787	7,102,403
Wesco Aircraft Holdings, Inc. *	147,591	1,697,296
WESCO International, Inc. *	121,197	7,193,042
Willscot Corp. *	93,684	1,142,945
Woodward, Inc.	142,362	10,786,769
		750,357,078

Commercial & Professional Services 2.8%
ABM Industries, Inc.	170,052	4,839,680
Acacia Research Corp. *	124,149	477,974
ACCO Brands Corp.	281,066	3,625,751
Advanced Disposal Services, Inc. *	105,014	2,455,227
ASGN, Inc. *	128,511	9,895,347
Barrett Business Services, Inc.	18,645	1,607,572
Brady Corp., Class A	125,995	4,913,805
Casella Waste Systems, Inc., Class A *	98,056	2,312,160
CBIZ, Inc. *	138,910	2,868,492
Clean Harbors, Inc. *	134,957	7,152,721
Covanta Holding Corp.	333,789	5,440,761
Deluxe Corp.	125,971	8,382,110
Ennis, Inc.	68,039	1,241,712
Essendant, Inc.	96,833	1,354,694

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exponent, Inc.	67,947	6,679,190
Forrester Research, Inc.	26,179	1,106,063
Franklin Covey Co. *	32,505	911,765
FTI Consulting, Inc. *	96,258	5,967,033
GP Strategies Corp. *	47,191	908,427
Healthcare Services Group, Inc.	189,602	6,854,112
Heidrick & Struggles International, Inc.	49,786	1,881,911
Heritage-Crystal Clean, Inc. *	38,198	775,419
Herman Miller, Inc.	152,011	4,978,360
HNI Corp.	110,688	4,107,632
Huron Consulting Group, Inc. *	60,013	2,430,527
ICF International, Inc.	49,248	3,479,371
InnerWorkings, Inc. *	109,763	964,817
Insperity, Inc.	95,669	8,801,548
Interface, Inc.	156,378	3,549,781
Kelly Services, Inc., Class A	81,632	1,829,373
Kforce, Inc.	60,865	2,048,107
Kimball International, Inc., Class B	91,885	1,493,131
Knoll, Inc.	129,999	2,625,980
Korn/Ferry International	147,496	8,065,081
LSC Communications, Inc.	94,690	1,198,775
Matthews International Corp., Class A	87,179	4,794,845
McGrath RentCorp	64,078	4,170,196
Mistras Group, Inc. *	41,516	799,183
Mobile Mini, Inc.	115,675	5,274,780
MSA Safety, Inc.	89,549	8,328,057
Multi-Color Corp.	37,539	2,605,207
Navigant Consulting, Inc. *	116,630	2,841,107
NL Industries, Inc. *	26,018	240,667
Pitney Bowes, Inc.	490,745	4,367,631
Quad/Graphics, Inc.	81,451	1,610,286
R.R. Donnelley & Sons Co.	186,796	1,165,607
Resources Connection, Inc.	76,354	1,271,294
RPX Corp.	133,596	1,396,078
SP Plus Corp. *	60,713	2,185,668
Steelcase, Inc., Class A	220,210	3,171,024
Team, Inc. *	81,729	1,736,741
Tetra Tech, Inc.	145,757	8,009,347
The Brink's Co.	130,877	10,372,002
TriNet Group, Inc. *	105,741	5,671,947
TrueBlue, Inc. *	106,221	2,740,502
UniFirst Corp.	40,708	7,229,741
US Ecology, Inc.	58,488	3,544,373
Viad Corp.	53,671	2,839,196
VSE Corp.	21,560	1,065,280
WageWorks, Inc. *	105,058	4,985,002
		219,640,170

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	106,589	2,548,543
American Outdoor Brands Corp. *	149,325	1,880,002
Beazer Homes USA, Inc. *	82,705	1,248,845
Brunswick Corp.	226,501	14,405,464
Callaway Golf Co.	246,909	4,676,456
Cavco Industries, Inc. *	22,352	4,640,275
Century Communities, Inc. *	62,656	1,885,946
Columbia Sportswear Co.	76,824	6,692,139
Crocs, Inc. *	178,554	3,185,403
Deckers Outdoor Corp. *	83,266	9,422,381
Ethan Allen Interiors, Inc.	66,294	1,554,594
Fossil Group, Inc. *	114,522	2,505,741
G-III Apparel Group Ltd. *	110,580	4,633,302
GoPro, Inc., Class A *(a)	286,566	1,587,576
Helen of Troy Ltd. *	69,482	6,239,484
Hovnanian Enterprises, Inc., Class A *	338,323	602,215
Iconix Brand Group, Inc. *(a)	130,065	83,242
Installed Building Products, Inc. *	53,319	3,233,797
iRobot Corp. *(a)	72,789	4,542,761
Security	Number of Shares	Value ($)
Johnson Outdoors, Inc., Class A	14,316	1,086,298
KB Home	222,685	5,865,523
La-Z-Boy, Inc.	126,181	3,936,847
LGI Homes, Inc. *(a)	47,552	2,896,392
Libbey, Inc.	61,776	402,162
M.D.C Holdings, Inc.	120,334	3,800,148
M/I Homes, Inc. *	70,011	1,944,906
Malibu Boats, Inc., Class A *	56,403	2,418,561
Marine Products Corp.	25,515	428,907
Meritage Homes Corp. *	101,176	4,578,214
Movado Group, Inc.	38,697	1,900,023
Nautilus, Inc. *	85,969	1,285,237
Oxford Industries, Inc.	44,966	3,710,594
Perry Ellis International, Inc. *	36,199	995,472
PICO Holdings, Inc. *	62,675	692,559
Roku, Inc. *	101,076	3,786,307
Skechers U.S.A., Inc., Class A *	353,808	10,281,660
Steven Madden Ltd.	135,803	7,177,188
Sturm Ruger & Co., Inc.	44,861	2,747,736
Taylor Morrison Home Corp., Class A *	289,283	6,219,584
Tempur Sealy International, Inc. *	121,566	5,607,840
TopBuild Corp. *	93,719	7,867,710
TRI Pointe Group, Inc. *	391,146	6,751,180
Tupperware Brands Corp.	132,016	5,565,795
Unifi, Inc. *	44,688	1,408,119
Universal Electronics, Inc. *	36,316	1,076,769
Vera Bradley, Inc. *	49,418	575,720
Vista Outdoor, Inc. *	145,718	2,468,463
William Lyon Homes, Class A *	72,113	1,719,895
Wolverine World Wide, Inc.	249,138	8,353,597
		183,117,572

Consumer Services 4.1%
Adtalem Global Education, Inc. *	155,913	7,444,846
American Public Education, Inc. *	44,832	1,909,843
Ascent Capital Group, Inc., Class A *	33,369	65,403
BBX Capital Corp.	177,058	1,561,652
Belmond Ltd., Class A *	218,814	2,614,827
Biglari Holdings, Inc., Class A *	236	252,520
Biglari Holdings, Inc., Class B *	2,398	516,026
BJ's Restaurants, Inc.	44,749	2,505,944
Bloomin' Brands, Inc.	241,222	5,118,731
Bojangles', Inc. *	41,871	619,691
Boyd Gaming Corp.	215,989	8,153,585
Bridgepoint Education, Inc. *	74,405	512,651
Bright Horizons Family Solutions, Inc. *	148,825	15,061,090
Brinker International, Inc.	114,284	4,997,639
Caesars Entertainment Corp. *	370,028	4,495,840
Capella Education Co.	29,694	2,819,445
Career Education Corp. *	170,556	2,624,857
Carriage Services, Inc.	41,017	1,031,578
Carrols Restaurant Group, Inc. *	86,679	1,109,491
Chegg, Inc. *	211,054	5,903,180
Choice Hotels International, Inc.	94,440	7,588,254
Churchill Downs, Inc.	29,683	8,887,090
Chuy's Holdings, Inc. *	45,233	1,332,112
CorePoint Lodging, Inc. *	103,030	2,873,507
Cracker Barrel Old Country Store, Inc. (a)	62,372	9,774,316
Dave & Buster's Entertainment, Inc. *	107,335	4,469,429
Del Frisco's Restaurant Group, Inc. *	52,524	695,943
Denny's Corp. *	166,616	2,540,894
Dine Brands Global, Inc.	47,472	3,012,098
Drive Shack, Inc. *	165,654	1,081,721
El Pollo Loco Holdings, Inc. *	51,647	547,458
Eldorado Resorts, Inc. *	157,203	7,105,576
Empire Resorts, Inc. *(a)	7,699	174,767
Extended Stay America, Inc.	498,846	10,500,708
Fiesta Restaurant Group, Inc. *	70,849	1,760,598

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Graham Holdings Co., Class B	11,937	6,933,607
Grand Canyon Education, Inc. *	126,257	14,027,153
Hilton Grand Vacations, Inc. *	261,612	10,401,693
Houghton Mifflin Harcourt Co. *	267,739	1,820,625
Hyatt Hotels Corp., Class A	125,728	10,275,749
ILG, Inc.	275,238	9,424,149
International Speedway Corp., Class A	63,863	2,663,087
Jack in the Box, Inc.	77,386	6,242,729
K12, Inc. *	100,334	1,619,391
Laureate Education, Inc., Class A *	89,745	1,456,561
Marriott Vacations Worldwide Corp.	61,668	7,414,960
Monarch Casino & Resort, Inc. *	32,522	1,448,530
Noodles & Co. *(a)	35,497	307,049
Papa John's International, Inc.	65,600	3,368,560
Penn National Gaming, Inc. *	223,064	7,602,021
Pinnacle Entertainment, Inc. *	145,266	4,925,970
Planet Fitness, Inc., Class A *	222,118	8,802,536
Playa Hotels & Resorts N.V. *	143,612	1,506,490
PlayAGS, Inc. *	37,752	955,881
Potbelly Corp. *	53,888	716,710
Red Robin Gourmet Burgers, Inc. *	32,328	1,627,715
Red Rock Resorts, Inc., Class A	179,786	6,191,830
Regis Corp. *	90,403	1,563,068
Ruth's Hospitality Group, Inc.	72,561	1,926,495
Scientific Games Corp., Class A *	139,350	8,263,455
SeaWorld Entertainment, Inc. *(a)	178,473	3,167,896
Shake Shack, Inc., Class A *	51,278	3,057,194
Six Flags Entertainment Corp.	205,110	13,233,697
Sonic Corp.	104,473	2,536,604
Sotheby's *	96,427	5,286,128
Speedway Motorsports, Inc.	28,936	483,231
Strayer Education, Inc.	27,728	3,030,670
Texas Roadhouse, Inc.	171,275	10,613,912
The Cheesecake Factory, Inc.	111,351	5,769,095
The Habit Restaurants, Inc., Class A *	51,737	455,286
The Wendy's Co.	478,254	7,704,672
Weight Watchers International, Inc. *	94,325	7,104,559
Wingstop, Inc.	74,937	3,792,562
Zoe's Kitchen, Inc. *(a)	47,635	432,526
		319,817,356

Diversified Financials 4.1%
AG Mortgage Investment Trust, Inc.	67,852	1,281,046
Anworth Mortgage Asset Corp.	276,633	1,402,529
Apollo Commercial Real Estate Finance, Inc.	296,647	5,514,668
Arbor Realty Trust, Inc.	118,916	1,136,837
Arlington Asset Investment Corp., Class A (a)	63,735	729,128
ARMOUR Residential REIT, Inc.	111,279	2,578,334
Artisan Partners Asset Management, Inc., Class A	123,823	3,999,483
BGC Partners, Inc., Class A	662,969	7,597,625
Blackstone Mortgage Trust, Inc., Class A	280,082	8,847,790
Cannae Holdings, Inc. *	168,777	3,373,852
Capstead Mortgage Corp.	255,643	2,339,133
Chimera Investment Corp.	484,446	8,918,651
Cohen & Steers, Inc.	53,753	2,092,604
Cowen, Inc., Class A *	80,515	1,203,699
Credit Acceptance Corp. *	32,935	11,626,384
Curo Group Holdings Corp. *	18,188	418,506
CYS Investments, Inc.	400,835	2,934,112
Diamond Hill Investment Group, Inc.	8,503	1,666,078
Donnelley Financial Solutions, Inc. *	83,849	1,287,921
Dynex Capital, Inc.	134,342	870,536
Encore Capital Group, Inc. *	62,717	2,474,186
Enova International, Inc. *	91,905	3,088,008
Evercore, Inc., Class A	108,404	11,317,378
Security	Number of Shares	Value ($)
Exantas Capital Corp.	73,777	744,410
EZCORP, Inc., Class A *	133,584	1,656,442
Federated Investors, Inc., Class B	248,916	6,041,191
FGL Holdings *	386,502	3,204,102
Financial Engines, Inc.	162,453	7,253,527
FirstCash, Inc.	121,514	11,027,396
GAMCO Investors, Inc., Class A	11,428	294,385
Granite Point Mortgage Trust, Inc.	112,982	2,066,441
Green Dot Corp., Class A *	120,145	8,562,734
Greenhill & Co., Inc.	69,258	1,824,948
Hamilton Lane, Inc., Class A	40,313	1,885,036
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	124,590	2,284,981
Houlihan Lokey, Inc.	79,443	3,883,968
Interactive Brokers Group, Inc., Class A	185,261	13,483,296
INTL FCStone, Inc. *	40,469	2,023,450
Invesco Mortgage Capital, Inc.	287,018	4,658,302
Investment Technology Group, Inc.	89,810	1,970,431
KKR Real Estate Finance Trust, Inc.	28,022	570,248
Ladder Capital Corp., Class A	254,633	3,951,904
Ladenburg Thalmann Financial Services, Inc.	293,127	1,046,463
Legg Mason, Inc.	218,483	8,142,861
LendingClub Corp. *	993,132	3,267,404
LPL Financial Holdings, Inc.	233,545	16,060,890
MFA Financial, Inc.	1,031,545	8,025,420
Moelis & Co., Class A	94,505	5,599,421
Morningstar, Inc.	47,697	5,724,117
MTGE Investment Corp.	115,679	2,307,796
Navient Corp.	691,962	9,555,995
Nelnet, Inc., Class A	49,410	3,035,750
New Residential Investment Corp.	875,715	15,657,784
New York Mortgage Trust, Inc.	306,099	1,885,570
On Deck Capital, Inc. *	111,616	741,130
OneMain Holdings, Inc. *	185,759	6,042,740
PennyMac Mortgage Investment Trust	157,629	2,950,815
Piper Jaffray Cos.	36,206	2,708,209
PJT Partners, Inc., Class A	46,455	2,567,568
PRA Group, Inc. *	118,128	4,559,741
Pzena Investment Management, Inc., Class A	48,784	438,568
Redwood Trust, Inc.	204,589	3,347,076
Safeguard Scientifics, Inc. *	56,088	737,557
SLM Corp. *	1,134,348	12,965,598
Stifel Financial Corp.	188,589	11,089,033
TPG RE Finance Trust, Inc.	35,056	715,844
Two Harbors Investment Corp.	452,550	7,037,153
Virtu Financial, Inc., Class A	154,446	4,795,548
Virtus Investment Partners, Inc.	18,209	2,286,140
Waddell & Reed Financial, Inc., Class A	214,905	4,169,157
Western Asset Mortgage Capital Corp.	112,882	1,193,163
Westwood Holdings Group, Inc.	20,767	1,205,109
WisdomTree Investments, Inc.	297,180	3,257,093
World Acceptance Corp. *	16,000	1,725,600
		318,927,993

Energy 5.1%
Alta Mesa Resources, Inc. *	279,302	1,876,909
Arch Coal, Inc., Class A	54,460	4,474,434
Archrock, Inc.	328,796	3,797,594
Bonanza Creek Energy, Inc. *	52,464	1,929,626
Bristow Group, Inc.	82,832	979,903
C&J Energy Services, Inc. *	164,613	4,431,382
Cactus, Inc., Class A *	68,547	2,311,405
California Resources Corp. *	108,343	3,980,522
Callon Petroleum Co. *	529,703	6,271,683
CARBO Ceramics, Inc. *(a)	54,366	523,001
Carrizo Oil & Gas, Inc. *	203,857	5,149,428

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	450,646	7,931,370
Chesapeake Energy Corp. *	2,367,276	10,581,724
Clean Energy Fuels Corp. *	344,904	1,089,897
Cloud Peak Energy, Inc. *	179,242	648,856
CNX Resources Corp. *	528,517	8,540,835
CONSOL Energy, Inc. *	67,138	2,958,100
Contango Oil & Gas Co. *	60,846	273,807
CVR Energy, Inc. (a)	39,131	1,476,413
Delek US Holdings, Inc.	197,432	11,012,757
Denbury Resources, Inc. *	1,067,790	4,538,107
Diamond Offshore Drilling, Inc. *(a)	166,394	3,021,715
Dril-Quip, Inc. *	99,071	4,760,362
Eclipse Resources Corp. *	224,090	363,026
Energy XXI Gulf Coast, Inc. *	85,986	646,615
Ensco plc, Class A	1,139,599	7,407,393
EP Energy Corp., Class A *(a)	139,435	404,361
Era Group, Inc. *	52,506	678,903
Evolution Petroleum Corp.	75,909	721,135
Exterran Corp. *	80,703	2,224,175
Extraction Oil & Gas, Inc. *	321,739	5,456,693
Fairmount Santrol Holdings, Inc. *	409,970	2,308,131
Forum Energy Technologies, Inc. *	193,962	2,744,562
Frank's International N.V.	146,534	1,081,421
FTS International, Inc. *	47,542	900,445
Gener8 Maritime, Inc. *	205,951	1,375,753
Geospace Technologies Corp. *	37,143	411,916
Green Plains, Inc.	106,994	2,284,322
Gulf Island Fabrication, Inc.	36,270	380,835
Gulfport Energy Corp. *	407,861	4,531,336
Halcon Resources Corp. *	410,888	1,988,698
Helix Energy Solutions Group, Inc. *	356,936	2,712,714
HighPoint Resources Corp. *	253,482	1,809,861
International Seaways, Inc. *	76,396	1,596,676
Isramco, Inc. *	2,589	291,004
Jagged Peak Energy, Inc. *	81,757	985,172
Keane Group, Inc. *	136,467	1,999,242
Kosmos Energy Ltd. *	596,391	4,633,958
Laredo Petroleum, Inc. *	348,587	3,234,887
Liberty Oilfield Services, Inc., Class A *(a)	28,723	610,651
Mammoth Energy Services, Inc. *	26,907	1,016,008
Matador Resources Co. *	270,158	7,583,335
Matrix Service Co. *	67,983	1,318,870
McDermott International, Inc. *	473,916	10,298,195
Nabors Industries Ltd.	913,982	6,827,446
NACCO Industries, Inc., Class A	11,571	443,748
Natural Gas Services Group, Inc. *	34,649	798,659
NCS Multistage Holdings, Inc. *	20,302	308,996
Newpark Resources, Inc. *	229,916	2,494,589
NextDecade Corp. *	40,434	275,760
Nine Energy Service, Inc. *	17,288	601,968
Noble Corp. plc *	642,689	3,573,351
Oasis Petroleum, Inc. *	697,773	9,091,982
Oceaneering International, Inc.	256,701	6,117,185
Oil States International, Inc. *	156,304	5,533,162
Overseas Shipholding Group, Inc., Class A *	110,327	401,590
Par Pacific Holdings, Inc. *	67,303	1,198,666
Parker Drilling Co. *	346,944	152,655
Patterson-UTI Energy, Inc.	583,120	12,058,922
PBF Energy, Inc., Class A	289,183	13,643,654
PDC Energy, Inc. *	171,095	10,349,537
Peabody Energy Corp.	273,485	11,833,696
Penn Virginia Corp. *	34,872	2,404,773
Pioneer Energy Services Corp. *	188,847	1,038,658
ProPetro Holding Corp. *	186,168	3,028,953
QEP Resources, Inc. *	629,771	7,613,931
Resolute Energy Corp. *(a)	51,464	1,835,206
REX American Resources Corp. *	14,005	1,064,660
Security	Number of Shares	Value ($)
RigNet, Inc. *	33,462	396,525
Ring Energy, Inc. *	139,702	1,929,285
Rowan Cos. plc, Class A *	293,818	4,583,561
RPC, Inc. (a)	155,712	2,556,791
RSP Permian, Inc. *	326,671	14,288,590
Sanchez Energy Corp. *(a)	216,453	852,825
SandRidge Energy, Inc. *	92,342	1,342,653
SEACOR Holdings, Inc. *	43,573	2,275,818
SEACOR Marine Holdings, Inc. *	41,631	977,496
SemGroup Corp., Class A	171,998	4,351,549
SM Energy Co.	268,100	7,024,220
Smart Sand, Inc. *(a)	61,037	373,546
Southwestern Energy Co. *	1,324,264	6,263,769
SRC Energy, Inc. *	635,490	8,223,241
Superior Energy Services, Inc. *	393,234	4,298,048
Talos Energy, Inc. *	55,023	1,767,339
Tellurian, Inc. *(a)	167,000	1,868,730
TETRA Technologies, Inc. *	332,970	1,405,133
Tidewater, Inc. *	57,412	1,663,226
Transocean Ltd. *	1,143,876	14,470,031
Ultra Petroleum Corp. *	512,246	911,798
Unit Corp. *	141,453	3,089,333
US Silica Holdings, Inc.	210,951	6,524,714
W&T Offshore, Inc. *	252,604	1,730,337
Whiting Petroleum Corp. *	235,344	12,336,732
WildHorse Resource Development Corp. *	54,103	1,453,207
World Fuel Services Corp.	179,147	3,740,589
WPX Energy, Inc. *	1,034,245	18,833,601
		398,784,557

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	37,079	1,064,167
Natural Grocers by Vitamin Cottage, Inc. *	18,644	191,660
Performance Food Group Co. *	220,996	7,900,607
PriceSmart, Inc.	60,233	5,098,723
Rite Aid Corp. *	2,825,902	4,521,443
Smart & Final Stores, Inc. *	70,378	323,739
SpartanNash Co.	93,547	2,316,224
Sprouts Farmers Market, Inc. *	327,865	7,114,671
SUPERVALU, Inc. *	98,800	1,826,812
The Andersons, Inc.	67,317	2,174,339
The Chefs' Warehouse, Inc. *	54,280	1,476,416
United Natural Foods, Inc. *	130,033	5,926,904
Village Super Market, Inc., Class A	22,296	647,476
Weis Markets, Inc.	43,238	2,357,768
		42,940,949

Food, Beverage & Tobacco 1.2%
Alico, Inc.	17,715	556,251
B&G Foods, Inc. (a)	175,301	4,934,723
Cal-Maine Foods, Inc. *	78,364	3,765,390
Calavo Growers, Inc.	40,978	3,606,064
Coca-Cola Bottling Co. Consolidated	11,765	1,498,979
Darling Ingredients, Inc. *	428,553	8,052,511
Dean Foods Co.	233,271	2,232,404
Farmer Brothers Co. *	29,134	850,713
Flowers Foods, Inc.	482,772	9,800,272
Fresh Del Monte Produce, Inc.	86,173	3,870,029
Freshpet, Inc. *	63,355	1,444,494
Hostess Brands, Inc. *	207,215	2,824,340
J&J Snack Foods Corp.	38,302	5,424,329
John B Sanfilippo & Son, Inc.	22,260	1,509,673
Lancaster Colony Corp.	51,117	6,445,854
Landec Corp. *	70,598	995,432
Limoneira Co.	30,400	736,288
MGP Ingredients, Inc.	33,460	2,962,883
National Beverage Corp.	30,126	2,840,279

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sanderson Farms, Inc.	52,833	5,171,294
Seaboard Corp.	669	2,726,182
Seneca Foods Corp., Class A *	14,578	395,064
Seneca Foods Corp., Class B *	3,198	89,144
The Boston Beer Co., Inc., Class A *	23,586	5,987,306
Tootsie Roll Industries, Inc. (a)	55,663	1,619,793
Universal Corp.	65,899	4,359,219
Vector Group Ltd.	283,465	5,499,221
		90,198,131

Health Care Equipment & Services 6.1%
AAC Holdings, Inc. *	28,018	301,474
Abaxis, Inc.	60,361	4,997,891
Acadia Healthcare Co., Inc. *	211,475	8,499,180
Accuray, Inc. *	208,396	916,942
Aceto Corp.	81,108	214,125
Allscripts Healthcare Solutions, Inc. *	466,805	5,905,083
Amedisys, Inc. *	74,441	5,683,570
American Renal Associates Holdings, Inc. *	34,133	492,881
AMN Healthcare Services, Inc. *	125,704	7,102,276
Analogic Corp.	33,140	2,772,161
AngioDynamics, Inc. *	95,536	2,009,122
Anika Therapeutics, Inc. *	39,573	1,609,038
Antares Pharma, Inc. *	430,482	1,123,558
athenahealth, Inc. *	104,360	15,703,049
AtriCure, Inc. *	80,729	1,914,085
Atrion Corp.	3,908	2,305,720
AxoGen, Inc. *	80,135	3,934,629
BioScrip, Inc. *	380,588	1,008,558
BioTelemetry, Inc. *	78,701	3,325,117
Brookdale Senior Living, Inc. *	496,894	3,910,556
Cantel Medical Corp.	92,990	10,144,279
Capital Senior Living Corp. *	78,822	859,948
Cardiovascular Systems, Inc. *	89,854	2,704,605
Castlight Health, Inc., Class B *	164,645	592,722
Cerus Corp. *	333,474	2,197,594
Chemed Corp.	42,409	13,825,334
Civitas Solutions, Inc. *	45,131	726,609
Community Health Systems, Inc. *	312,433	1,277,851
Computer Programs & Systems, Inc. (a)	28,895	940,532
CONMED Corp.	65,814	4,518,131
CorVel Corp. *	25,157	1,270,429
Cotiviti Holdings, Inc. *	100,022	3,411,750
CryoLife, Inc. *	85,289	2,349,712
Diplomat Pharmacy, Inc. *	123,569	2,908,814
Encompass Health Corp.	255,517	16,544,726
Endologix, Inc. *	195,903	1,099,016
Evolent Health, Inc., Class A *	162,751	3,328,258
GenMark Diagnostics, Inc. *	124,280	910,972
Glaukos Corp. *	86,190	3,255,396
Globus Medical, Inc., Class A *	187,974	10,441,956
Haemonetics Corp. *	140,100	12,658,035
Halyard Health, Inc. *	122,987	6,751,986
HealthEquity, Inc. *	133,042	9,886,351
HealthStream, Inc.	69,127	1,925,187
Heska Corp. *	18,458	1,973,899
Hill-Rom Holdings, Inc.	174,275	16,033,300
HMS Holdings Corp. *	213,259	4,612,792
ICU Medical, Inc. *	39,540	11,508,117
Inogen, Inc. *	44,853	8,194,195
Inovalon Holdings, Inc., Class A *	166,711	1,733,794
Insulet Corp. *	152,449	14,298,192
Integer Holdings Corp. *	74,683	4,929,078
Integra LifeSciences Holdings Corp. *	176,814	11,411,576
Invacare Corp.	91,532	1,510,278
iRhythm Technologies, Inc. *	47,113	3,582,001
K2M Group Holdings, Inc. *	101,252	2,398,660
Security	Number of Shares	Value ($)
Kindred Healthcare, Inc. *	238,685	2,136,231
Lantheus Holdings, Inc. *	75,810	1,061,340
LeMaitre Vascular, Inc.	38,648	1,317,124
LHC Group, Inc. *	76,159	5,861,958
LifePoint Health, Inc. *	100,445	5,308,518
LivaNova plc *	112,364	10,567,834
Magellan Health, Inc. *	63,086	5,769,215
Masimo Corp. *	124,429	12,324,692
Medidata Solutions, Inc. *	155,793	12,020,988
Meridian Bioscience, Inc.	108,815	1,610,462
Merit Medical Systems, Inc. *	132,349	6,789,504
Molina Healthcare, Inc. *	121,216	10,294,875
National HealthCare Corp.	28,076	1,864,246
National Research Corp., Class A	28,445	979,930
Natus Medical, Inc. *	87,115	3,214,544
Neogen Corp. *	133,614	10,115,916
Nevro Corp. *	73,276	5,766,088
NuVasive, Inc. *	133,159	6,825,730
NxStage Medical, Inc. *	174,990	4,836,724
Omnicell, Inc. *	99,871	4,648,995
OraSure Technologies, Inc. *	156,901	2,668,886
Orthofix International N.V. *	47,534	2,597,733
Owens & Minor, Inc.	155,492	2,534,520
Patterson Cos., Inc.	213,000	4,455,960
Penumbra, Inc. *	78,278	12,594,930
Premier, Inc., Class A *	141,096	4,602,552
Quality Systems, Inc. *	118,270	2,081,552
Quidel Corp. *	83,095	5,210,056
R1 RCM, Inc. *	201,473	1,597,681
SeaSpine Holdings Corp. *	22,351	266,871
Select Medical Holdings Corp. *	278,396	5,038,968
Senseonics Holdings, Inc. *(a)	88,026	292,246
Surgery Partners, Inc. *(a)	53,691	872,479
Surmodics, Inc. *	33,100	1,714,580
Tactile Systems Technology, Inc. *	39,218	1,946,389
Teladoc, Inc. *	133,943	6,817,699
Tenet Healthcare Corp. *	216,794	7,681,011
The Ensign Group, Inc.	124,367	4,553,076
The Providence Service Corp. *	28,091	2,022,552
Tivity Health, Inc. *	90,590	3,175,180
Triple-S Management Corp., Class B *	58,124	2,130,245
US Physical Therapy, Inc.	32,993	3,079,897
Varex Imaging Corp. *	98,663	3,646,584
Vocera Communications, Inc. *	74,510	2,013,260
Wright Medical Group N.V. *	273,838	6,834,996
		474,189,907

Household & Personal Products 0.6%
Avon Products, Inc. *	1,134,433	2,041,979
Central Garden & Pet Co. *	27,120	1,107,310
Central Garden & Pet Co., Class A *	94,096	3,576,589
elf Beauty, Inc. *(a)	53,028	999,578
Energizer Holdings, Inc.	154,382	9,377,163
HRG Group, Inc. *	392,453	4,976,304
Inter Parfums, Inc.	44,812	2,388,480
Medifast, Inc.	28,489	4,173,354
Natural Health Trends Corp.	18,276	402,803
Nu Skin Enterprises, Inc., Class A	146,551	12,001,061
Revlon, Inc., Class A *(a)	27,970	482,482
USANA Health Sciences, Inc. *	29,081	3,402,477
WD-40 Co.	36,491	5,019,337
		49,948,917

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc. *	115,089	2,132,599
American Equity Investment Life Holding Co.	232,775	8,249,546
American National Insurance Co.	22,340	2,658,460
AMERISAFE, Inc.	49,203	2,934,959
AmTrust Financial Services, Inc.	253,932	3,392,532
Argo Group International Holdings Ltd.	90,599	5,503,889
Aspen Insurance Holdings Ltd.	153,264	6,651,658
Assured Guaranty Ltd.	303,253	10,762,449
Citizens, Inc. *(a)	115,234	853,884
CNO Financial Group, Inc.	437,298	8,754,706
Crawford & Co., Class A	43,210	346,976
Crawford & Co., Class B	24,577	195,633
Donegal Group, Inc., Class A	29,324	409,950
eHealth, Inc. *	41,755	889,799
EMC Insurance Group, Inc.	22,989	592,427
Employers Holdings, Inc.	83,832	3,319,747
Enstar Group Ltd. *	27,790	5,648,317
FBL Financial Group, Inc., Class A	25,491	2,003,593
First American Financial Corp.	291,338	15,172,883
Genworth Financial, Inc., Class A *	1,307,033	4,496,194
Global Indemnity Ltd.	18,726	708,405
Greenlight Capital Re Ltd., Class A *	78,753	1,126,168
Health Insurance Innovations, Inc., Class A *(a)	33,519	1,069,256
Horace Mann Educators Corp.	106,499	4,707,256
Infinity Property & Casualty Corp.	28,395	4,108,756
James River Group Holdings Ltd.	77,552	2,941,547
Kemper Corp.	128,610	9,960,844
Kinsale Capital Group, Inc.	50,178	2,657,427
Maiden Holdings Ltd.	166,995	1,461,206
MBIA, Inc. *(a)	240,920	1,970,726
Mercury General Corp.	94,108	4,433,428
National General Holdings Corp.	160,907	4,405,634
National Western Life Group, Inc., Class A	5,794	1,802,861
NI Holdings, Inc. *	25,969	424,333
Old Republic International Corp.	659,540	13,837,149
Primerica, Inc.	116,224	11,430,630
ProAssurance Corp.	140,158	5,382,067
RLI Corp.	101,796	6,685,961
Safety Insurance Group, Inc.	39,804	3,423,144
Selective Insurance Group, Inc.	152,671	8,679,346
State Auto Financial Corp.	39,439	1,223,398
Stewart Information Services Corp.	62,053	2,618,016
The Hanover Insurance Group, Inc.	111,406	13,506,863
The Navigators Group, Inc.	57,412	3,375,826
Third Point Reinsurance Ltd. *	218,147	2,912,262
Trupanion, Inc. *(a)	56,976	1,810,128
United Fire Group, Inc.	56,305	3,020,200
United Insurance Holdings Corp.	60,288	1,247,359
Universal Insurance Holdings, Inc.	84,803	3,023,227
Validus Holdings Ltd.	212,351	14,388,904
White Mountains Insurance Group Ltd.	7,826	7,059,678
WMIH Corp. *	549,579	741,932
		231,114,138

Materials 5.0%
A. Schulman, Inc.	77,569	3,393,644
AdvanSix, Inc. *	80,984	2,956,726
AK Steel Holding Corp. *	812,511	3,672,550
Allegheny Technologies, Inc. *	328,288	9,362,774
American Vanguard Corp.	69,216	1,491,605
AptarGroup, Inc.	162,649	15,015,756
Balchem Corp.	82,718	7,976,497
Bemis Co., Inc.	237,928	10,064,354
Boise Cascade Co.	100,346	4,786,504
Security	Number of Shares	Value ($)
Cabot Corp.	159,769	9,626,082
Carpenter Technology Corp.	120,222	7,206,107
Century Aluminum Co. *	130,784	2,317,492
Chase Corp.	18,566	2,208,426
Clearwater Paper Corp. *	41,179	990,355
Cleveland-Cliffs, Inc. *	774,232	6,550,003
Coeur Mining, Inc. *	480,372	3,871,798
Commercial Metals Co.	305,688	7,226,464
Compass Minerals International, Inc.	87,930	5,750,622
Domtar Corp.	160,640	7,721,965
Eagle Materials, Inc.	125,495	13,601,148
Ferro Corp. *	222,743	4,557,322
Flotek Industries, Inc. *	161,157	504,421
Forterra, Inc. *(a)	52,176	452,366
FutureFuel Corp.	61,619	830,008
GCP Applied Technologies, Inc. *	185,952	5,885,381
Graphic Packaging Holding Co.	803,616	11,636,360
Greif, Inc., Class A	66,150	3,857,206
Greif, Inc., Class B	9,323	590,612
H.B. Fuller Co.	129,777	6,690,004
Hawkins, Inc.	24,314	762,244
Haynes International, Inc.	31,819	1,354,853
Hecla Mining Co.	1,072,506	4,032,623
Ingevity Corp. *	108,330	8,248,246
Innophos Holdings, Inc.	49,551	2,355,159
Innospec, Inc.	62,821	4,818,371
Kaiser Aluminum Corp.	43,924	4,843,060
KapStone Paper & Packaging Corp.	231,019	7,947,054
KMG Chemicals, Inc.	29,914	1,999,751
Koppers Holdings, Inc. *	52,312	2,108,174
Kraton Corp. *	83,639	4,058,164
Kronos Worldwide, Inc.	60,621	1,499,764
Loop Industries, Inc. *(a)	32,839	394,068
Louisiana-Pacific Corp.	379,713	11,080,025
LSB Industries, Inc. *	53,754	272,533
Materion Corp.	52,075	2,840,691
McEwen Mining, Inc. *(a)	682,649	1,535,960
Mercer International, Inc.	118,744	1,905,841
Minerals Technologies, Inc.	92,856	6,778,488
Myers Industries, Inc.	60,845	1,192,562
Neenah, Inc.	44,202	3,586,992
Olin Corp.	436,251	14,103,995
OMNOVA Solutions, Inc. *	120,921	1,233,394
Owens-Illinois, Inc. *	427,445	7,950,477
P.H. Glatfelter Co.	117,136	2,048,709
Platform Specialty Products Corp. *	563,699	6,798,210
PolyOne Corp.	213,303	8,941,662
PQ Group Holdings, Inc. *	77,202	1,267,657
Quaker Chemical Corp.	34,276	5,239,087
Ramaco Resources, Inc. *	15,334	123,899
Rayonier Advanced Materials, Inc.	135,389	2,424,817
Resolute Forest Products, Inc. *	232,779	2,502,374
Schnitzer Steel Industries, Inc., Class A	70,726	2,203,115
Schweitzer-Mauduit International, Inc.	79,576	3,486,225
Sensient Technologies Corp.	113,455	7,629,849
Silgan Holdings, Inc.	198,734	5,409,539
Stepan Co.	52,533	3,819,149
Summit Materials, Inc., Class A *	289,177	8,218,410
SunCoke Energy, Inc. *	175,221	2,372,492
The Scotts Miracle-Gro Co., Class A	104,826	8,923,837
TimkenSteel Corp. *	105,415	1,847,925
Tredegar Corp.	62,925	1,500,761
Trinseo S.A.	113,285	8,190,505
Tronox Ltd., Class A	236,696	4,348,106
United States Lime & Minerals, Inc.	4,758	375,882
United States Steel Corp.	462,294	17,044,780
US Concrete, Inc. *	41,045	2,501,693
Valhi, Inc.	73,801	474,540
Valvoline, Inc.	518,664	10,601,492

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Venator Materials plc *	124,524	2,194,113
Warrior Met Coal, Inc.	101,990	2,771,068
Worthington Industries, Inc.	112,216	5,380,757
		386,337,694

Media 1.7%
AMC Entertainment Holdings, Inc., Class A (a)	143,339	2,121,417
AMC Networks, Inc., Class A *	120,051	6,863,316
Cable One, Inc.	12,313	7,994,092
Central European Media Enterprises Ltd., Class A *	224,273	852,237
Cinemark Holdings, Inc.	279,171	9,427,605
Clear Channel Outdoor Holdings, Inc., Class A	77,257	336,068
Emerald Expositions Events, Inc.	61,970	1,267,286
Entercom Communications Corp., Class A	354,255	2,426,647
Entravision Communications Corp., Class A	180,911	723,644
Gannett Co., Inc.	297,491	3,144,480
Global Eagle Entertainment, Inc. *(a)	178,372	403,121
Gray Television, Inc. *	198,715	2,185,865
Hemisphere Media Group, Inc. *	47,428	576,250
John Wiley & Sons, Inc., Class A	118,282	8,019,520
Liberty Latin America Ltd., Class A *	125,576	2,721,232
Liberty Latin America Ltd., Class C *	306,091	6,574,835
Liberty Media Corp. - Liberty Braves, Class A *	21,629	539,860
Liberty Media Corp. - Liberty Braves, Class C *	89,592	2,238,008
Loral Space & Communications, Inc. *	34,010	1,305,984
Meredith Corp.	101,776	5,124,422
MSG Networks, Inc., Class A *	160,414	3,095,990
National CineMedia, Inc.	155,113	1,149,387
New Media Investment Group, Inc.	153,838	2,569,095
Nexstar Media Group, Inc., Class A	118,751	7,873,191
Scholastic Corp.	72,094	3,243,509
Sinclair Broadcast Group, Inc., Class A	197,609	5,414,487
TEGNA, Inc.	557,666	5,782,996
The E.W. Scripps Co., Class A	144,721	1,807,565
The Madison Square Garden Co., Class A *	43,119	11,298,903
The Marcus Corp.	48,793	1,539,419
The New York Times Co., Class A	333,117	7,578,412
Tribune Media Co., Class A	189,538	6,800,623
tronc, Inc. *	60,001	962,416
WideOpenWest, Inc. *	51,864	458,996
World Wrestling Entertainment, Inc., Class A	102,570	5,937,777
		130,358,655

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
ACADIA Pharmaceuticals, Inc. *	262,275	4,747,177
Accelerate Diagnostics, Inc. *(a)	69,339	1,414,516
Acceleron Pharma, Inc. *	101,335	3,601,446
Achaogen, Inc. *(a)	77,196	957,230
Achillion Pharmaceuticals, Inc. *	337,376	1,143,705
Aclaris Therapeutics, Inc. *	63,617	1,149,559
Acorda Therapeutics, Inc. *	123,316	3,237,045
Aduro Biotech, Inc. *	84,056	739,693
Advaxis, Inc. *	97,731	177,870
Aerie Pharmaceuticals, Inc. *	100,384	5,149,699
Agenus, Inc. *	212,061	710,404
Agios Pharmaceuticals, Inc. *	123,545	11,551,457
Aimmune Therapeutics, Inc. *	97,565	3,228,426
Akcea Therapeutics, Inc. *(a)	48,002	1,163,568
Security	Number of Shares	Value ($)
Akebia Therapeutics, Inc. *	136,788	1,343,258
Akorn, Inc. *	242,910	3,393,453
Alder Biopharmaceuticals, Inc. *	149,314	2,605,529
AMAG Pharmaceuticals, Inc. *	91,917	2,247,371
Amicus Therapeutics, Inc. *	481,647	8,139,834
Amneal Pharmaceuticals, Inc. *	187,923	3,709,600
Amphastar Pharmaceuticals, Inc. *	87,884	1,388,567
AnaptysBio, Inc. *	37,749	2,936,872
ANI Pharmaceuticals, Inc. *	22,227	1,406,747
Apellis Pharmaceuticals, Inc. *	90,109	1,839,125
Arena Pharmaceuticals, Inc. *	123,913	5,665,302
ARMO BioSciences, Inc. *	19,099	954,950
Array BioPharma, Inc. *	542,075	8,862,926
Arrowhead Pharmaceuticals, Inc. *	232,380	2,491,114
Atara Biotherapeutics, Inc. *	109,339	5,445,082
Athenex, Inc. *(a)	98,945	1,585,099
Bellicum Pharmaceuticals, Inc. *	101,122	817,066
Bio-Rad Laboratories, Inc., Class A *	52,751	15,146,395
Bio-Techne Corp.	98,082	14,743,686
BioCryst Pharmaceuticals, Inc. *	256,777	1,651,076
Biohaven Pharmaceutical Holding Co., Ltd. *	70,787	2,477,545
Bluebird Bio, Inc. *	129,819	23,244,092
Blueprint Medicines Corp. *	100,858	8,480,141
Bruker Corp.	266,643	8,071,284
Cambrex Corp. *	85,877	3,890,228
Catalent, Inc. *	346,137	13,589,339
Celldex Therapeutics, Inc. *	318,014	184,512
Charles River Laboratories International, Inc. *	122,675	13,190,016
Chimerix, Inc. *	114,663	524,010
Clovis Oncology, Inc. *	135,959	6,384,635
Coherus Biosciences, Inc. *	120,863	1,885,463
Corcept Therapeutics, Inc. *	246,829	4,566,336
Cytokinetics, Inc. *	130,940	1,178,460
CytomX Therapeutics, Inc. *	74,363	1,908,898
Deciphera Pharmaceuticals, Inc. *	21,037	541,072
Denali Therapeutics, Inc. *(a)	38,998	749,932
Depomed, Inc. *	176,443	1,097,475
Dermira, Inc. *	92,672	804,393
Dynavax Technologies Corp. *	142,992	2,259,274
Eagle Pharmaceuticals, Inc. *	22,452	1,513,489
Edge Therapeutics, Inc. *	51,958	48,430
Editas Medicine, Inc. *	95,753	3,669,255
Emergent BioSolutions, Inc. *	93,334	4,812,301
Enanta Pharmaceuticals, Inc. *	36,336	3,625,969
Endo International plc *	522,027	3,283,550
Enzo Biochem, Inc. *	108,886	707,759
Epizyme, Inc. *	134,706	2,350,620
Esperion Therapeutics, Inc. *(a)	53,421	2,056,174
Exact Sciences Corp. *	313,182	18,646,856
FibroGen, Inc. *	198,559	10,702,330
Five Prime Therapeutics, Inc. *	89,371	1,569,355
Flexion Therapeutics, Inc. *(a)	89,811	2,434,776
Foundation Medicine, Inc. *	37,169	3,685,306
Genomic Health, Inc. *	54,098	2,159,592
Global Blood Therapeutics, Inc. *	122,368	5,892,019
Halozyme Therapeutics, Inc. *	345,944	6,365,370
Heron Therapeutics, Inc. *	161,367	5,260,564
Horizon Pharma plc *	437,187	7,126,148
ImmunoGen, Inc. *	265,719	3,045,140
Immunomedics, Inc. *	280,750	6,193,345
InflaRx N.V. *	13,266	505,965
Innoviva, Inc. *	177,399	2,623,731
Inovio Pharmaceuticals, Inc. *	233,256	1,110,299
Insmed, Inc. *	199,698	5,563,586
Insys Therapeutics, Inc. *(a)	54,166	353,162
Intellia Therapeutics, Inc. *	60,033	1,626,894
Intercept Pharmaceuticals, Inc. *	54,003	3,791,551

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intersect ENT, Inc. *	71,344	3,042,822
Intra-Cellular Therapies, Inc. *	120,571	2,806,893
Intrexon Corp. *(a)	170,738	2,830,836
Invitae Corp. *	146,166	1,081,628
Iovance Biotherapeutics, Inc. *	192,612	2,812,135
Ironwood Pharmaceuticals, Inc. *	356,799	6,629,325
Jounce Therapeutics, Inc. *	16,306	183,443
Karyopharm Therapeutics, Inc. *	128,081	2,379,745
Keryx Biopharmaceuticals, Inc. *(a)	286,432	1,509,497
La Jolla Pharmaceutical Co. *(a)	51,680	1,612,416
Lannett Co., Inc. *(a)	81,783	1,353,509
Lexicon Pharmaceuticals, Inc. *	123,851	1,436,672
Ligand Pharmaceuticals, Inc., Class B *	55,527	10,673,955
Loxo Oncology, Inc. *	57,447	10,187,077
Luminex Corp.	110,112	3,118,372
MacroGenics, Inc. *	94,471	2,147,326
Mallinckrodt plc *	226,616	3,818,480
MannKind Corp. *(a)	259,578	519,156
Medpace Holdings, Inc. *	31,498	1,327,956
Melinta Therapeutics, Inc. *	49,210	322,326
Menlo Therapeutics, Inc. *(a)	18,288	153,071
Merrimack Pharmaceuticals, Inc. *	29,065	254,900
MiMedx Group, Inc. *(a)	266,686	2,245,496
Momenta Pharmaceuticals, Inc. *	204,308	4,821,669
MyoKardia, Inc. *	53,322	2,538,127
Myriad Genetics, Inc. *	180,707	6,597,613
NantKwest, Inc. *(a)	63,093	230,920
Natera, Inc. *	93,728	1,092,868
Nektar Therapeutics *	414,546	33,275,607
NeoGenomics, Inc. *	146,475	1,699,110
Neurocrine Biosciences, Inc. *	231,708	22,304,212
NewLink Genetics Corp. *(a)	74,785	393,369
Novavax, Inc. *	983,710	1,603,447
Odonate Therapeutics, Inc. *	17,188	412,340
Omeros Corp. *(a)	117,472	2,398,778
OncoMed Pharmaceuticals, Inc. *	61,005	189,726
OPKO Health, Inc. *(a)	937,812	3,638,711
Optinose, Inc. *(a)	24,839	573,036
Organovo Holdings, Inc. *(a)	312,146	614,928
Otonomy, Inc. *	69,568	306,099
Ovid therapeutics, Inc. *	12,165	95,982
Pacific Biosciences of California, Inc. *	253,811	642,142
Pacira Pharmaceuticals, Inc. *	105,086	3,599,195
Paratek Pharmaceuticals, Inc. *	73,574	768,848
PDL BioPharma, Inc. *	373,463	997,146
Phibro Animal Health Corp., Class A	51,747	2,338,964
Portola Pharmaceuticals, Inc. *	170,246	6,835,377
PRA Health Sciences, Inc. *	129,546	10,998,455
Prestige Brands Holdings, Inc. *	136,780	4,572,555
Progenics Pharmaceuticals, Inc. *	176,501	1,341,408
Prothena Corp. plc *	99,831	1,346,720
PTC Therapeutics, Inc. *	98,660	3,344,574
Puma Biotechnology, Inc. *	78,949	4,180,350
Quanterix Corp. *	13,566	249,614
Radius Health, Inc. *	106,983	3,049,015
Reata Pharmaceuticals, Inc., Class A *	32,752	1,162,368
REGENXBIO, Inc. *	70,036	3,795,951
Repligen Corp. *	99,172	4,331,833
resTORbio, Inc. *	17,188	168,271
Retrophin, Inc. *	101,167	2,833,688
Revance Therapeutics, Inc. *	71,217	1,986,954
Rhythm Pharmaceuticals, Inc. *	22,351	718,138
Sage Therapeutics, Inc. *	119,934	18,312,722
Sangamo Therapeutics, Inc. *	255,208	4,198,172
Sarepta Therapeutics, Inc. *	159,937	15,010,087
Seres Therapeutics, Inc. *	58,395	470,080
Solid Biosciences, Inc. *(a)	19,999	431,578
Spark Therapeutics, Inc. *	81,714	6,519,960
Spectrum Pharmaceuticals, Inc. *	243,007	4,687,605
Security	Number of Shares	Value ($)
Supernus Pharmaceuticals, Inc. *	136,202	7,674,983
Synergy Pharmaceuticals, Inc. *(a)	620,750	986,993
Syros Pharmaceuticals, Inc. *	49,902	620,282
Tetraphase Pharmaceuticals, Inc. *	153,150	571,250
TG Therapeutics, Inc. *	152,920	2,049,128
The Medicines Co. *	165,375	5,599,597
TherapeuticsMD, Inc. *(a)	482,069	2,849,028
Theravance Biopharma, Inc. *	110,274	2,684,069
Ultragenyx Pharmaceutical, Inc. *	120,253	8,802,520
Vanda Pharmaceuticals, Inc. *	130,826	2,302,538
Versartis, Inc. *	56,025	78,435
Voyager Therapeutics, Inc. *	48,480	963,298
WaVe Life Sciences Ltd. *(a)	38,044	1,770,948
XBiotech, Inc. *(a)	49,671	213,585
Xencor, Inc. *	118,236	4,730,622
ZIOPHARM Oncology, Inc. *(a)	324,992	1,592,461
		628,710,573

Real Estate 8.2%
Acadia Realty Trust	214,871	5,532,928
Agree Realty Corp.	80,979	4,287,028
Alexander & Baldwin, Inc.	175,529	3,740,523
Alexander's, Inc.	9,883	3,829,663
Altisource Portfolio Solutions S.A. *(a)	26,853	788,941
American Assets Trust, Inc.	106,607	3,875,164
Americold Realty Trust	125,449	2,584,249
Apple Hospitality REIT, Inc.	545,809	10,386,745
Armada Hoffler Properties, Inc.	113,605	1,635,912
Ashford Hospitality Trust, Inc.	238,171	1,755,320
Braemar Hotels & Resorts, Inc.	90,762	998,382
Brandywine Realty Trust	463,466	7,535,957
CareTrust REIT, Inc.	200,358	3,303,903
CBL & Associates Properties, Inc.	450,832	2,281,210
Cedar Realty Trust, Inc.	204,145	896,197
Chatham Lodging Trust	115,666	2,404,696
Chesapeake Lodging Trust	154,862	4,991,202
CIM Commercial Trust Corp.	37,893	564,606
Columbia Property Trust, Inc.	311,854	6,898,210
CoreCivic, Inc.	311,125	6,695,410
CoreSite Realty Corp.	89,875	9,541,130
Corporate Office Properties Trust	261,484	7,295,404
Cousins Properties, Inc.	1,091,025	10,277,455
CubeSmart	478,687	14,599,953
CyrusOne, Inc.	248,306	13,751,186
DCT Industrial Trust, Inc.	244,001	15,891,785
DDR Corp.	392,480	5,961,771
DiamondRock Hospitality Co.	509,652	6,487,870
Easterly Government Properties, Inc.	122,748	2,485,647
EastGroup Properties, Inc.	90,644	8,450,740
Education Realty Trust, Inc.	193,758	7,079,917
Empire State Realty Trust, Inc., Class A	335,849	5,695,999
EPR Properties	166,250	10,206,088
Equity Commonwealth *	331,767	10,321,271
First Industrial Realty Trust, Inc.	310,872	10,237,015
Forestar Group, Inc. *(a)	31,239	730,993
Four Corners Property Trust, Inc.	163,534	3,743,293
Franklin Street Properties Corp.	272,606	2,109,970
Front Yard Residential Corp.	149,037	1,567,869
FRP Holdings, Inc. *	16,008	909,254
Getty Realty Corp.	89,225	2,329,665
Gladstone Commercial Corp.	70,638	1,327,994
Global Net Lease, Inc.	171,846	3,392,240
Government Properties Income Trust	255,394	3,710,875
Gramercy Property Trust	418,082	11,526,521
Healthcare Realty Trust, Inc.	329,462	8,974,545
Hersha Hospitality Trust	95,586	2,033,114
HFF, Inc., Class A	97,759	3,296,433
Hospitality Properties Trust	425,129	12,307,485

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hudson Pacific Properties, Inc.	403,663	14,289,670
Independence Realty Trust, Inc.	220,815	2,141,906
Industrial Logistics Properties Trust	50,964	1,084,514
InfraREIT, Inc.	103,454	2,209,777
Investors Real Estate Trust	299,101	1,665,993
iStar, Inc. *	171,794	1,860,529
Kennedy-Wilson Holdings, Inc.	348,847	7,116,479
Kite Realty Group Trust	216,550	3,397,670
LaSalle Hotel Properties	298,842	10,250,281
Lexington Realty Trust	555,053	4,790,107
Life Storage, Inc.	123,196	11,398,094
LTC Properties, Inc.	102,361	4,211,132
Mack-Cali Realty Corp.	230,128	4,549,631
Marcus & Millichap, Inc. *	41,741	1,563,618
MedEquities Realty Trust, Inc.	79,564	833,831
Medical Properties Trust, Inc.	945,047	12,824,288
Monmouth Real Estate Investment Corp., Class A	202,262	3,124,948
National Health Investors, Inc.	109,170	8,058,929
National Storage Affiliates Trust	132,192	3,717,239
New Senior Investment Group, Inc.	218,131	1,631,620
Newmark Group, Inc., Class A	318,375	4,275,776
NorthStar Realty Europe Corp.	136,220	1,908,442
One Liberty Properties, Inc.	41,153	1,050,225
Outfront Media, Inc.	363,923	7,220,232
Paramount Group, Inc.	530,144	7,962,763
Pebblebrook Hotel Trust	179,047	7,308,699
Pennsylvania Real Estate Investment Trust	185,296	2,040,109
Physicians Realty Trust	472,156	7,186,214
Piedmont Office Realty Trust, Inc., Class A	334,176	6,422,863
PotlatchDeltic Corp.	158,100	7,984,050
Preferred Apartment Communities, Inc., Class A	105,634	1,549,651
PS Business Parks, Inc.	51,411	6,300,932
QTS Realty Trust, Inc., Class A	131,087	4,945,913
Quality Care Properties, Inc. *	246,697	5,168,302
Rafael Holdings, Inc., Class B *	27,586	253,791
Ramco-Gershenson Properties Trust	201,773	2,481,808
Rayonier, Inc.	341,125	13,259,529
RE/MAX Holdings, Inc., Class A	47,380	2,468,498
Redfin Corp. *(a)	24,846	549,097
Retail Opportunity Investments Corp.	302,450	5,480,394
Retail Properties of America, Inc., Class A	596,073	7,307,855
Rexford Industrial Realty, Inc.	205,179	6,415,947
RLJ Lodging Trust	458,922	10,738,775
Ryman Hospitality Properties, Inc.	134,395	11,273,053
Sabra Health Care REIT, Inc.	466,590	9,672,411
Saul Centers, Inc.	32,621	1,616,697
Select Income REIT	169,147	3,653,575
Seritage Growth Properties, Class A (a)	67,629	2,817,424
STAG Industrial, Inc.	247,443	6,591,882
STORE Capital Corp.	434,752	11,651,354
Summit Hotel Properties, Inc.	263,961	4,035,964
Sunstone Hotel Investors, Inc.	587,967	10,224,746
Tanger Factory Outlet Centers, Inc.	245,082	5,266,812
Taubman Centers, Inc.	159,724	8,719,333
Tejon Ranch Co. *	48,955	1,204,293
Terreno Realty Corp.	143,872	5,482,962
The GEO Group, Inc.	318,665	7,902,892
The Howard Hughes Corp. *	101,850	12,856,525
The RMR Group, Inc., Class A	18,374	1,389,074
The St. Joe Co. *	174,951	3,114,128
Tier REIT, Inc.	126,278	2,773,065
UMH Properties, Inc.	78,782	1,158,883
Uniti Group, Inc.	431,045	9,039,014
Universal Health Realty Income Trust	34,510	2,145,487
Urban Edge Properties	279,377	6,109,975
Urstadt Biddle Properties, Inc.	16,172	283,010
Urstadt Biddle Properties, Inc., Class A	74,817	1,634,751
Security	Number of Shares	Value ($)
Washington Prime Group, Inc.	488,416	3,550,784
Washington Real Estate Investment Trust	202,613	5,810,941
Whitestone REIT	94,040	1,151,050
Xenia Hotels & Resorts, Inc.	277,275	6,979,012
		640,338,946

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	93,822	1,182,157
Aaron's, Inc.	159,878	6,359,947
Abercrombie & Fitch Co., Class A	178,294	4,252,312
America's Car-Mart, Inc. *	19,313	1,205,131
American Eagle Outfitters, Inc.	434,235	9,640,017
Asbury Automotive Group, Inc. *	49,425	3,437,509
Ascena Retail Group, Inc. *	451,700	1,472,542
At Home Group, Inc. *	35,938	1,243,814
Barnes & Noble Education, Inc. *	105,540	669,124
Barnes & Noble, Inc.	142,505	833,654
Big Lots, Inc.	109,816	4,492,573
Boot Barn Holdings, Inc. *	48,358	1,145,117
Caleres, Inc.	109,967	3,899,430
Camping World Holdings, Inc., Class A	78,009	1,482,171
Chico's FAS, Inc.	337,134	2,852,154
Conn's, Inc. *	73,437	1,700,067
Core-Mark Holding Co., Inc.	119,176	2,326,315
Dick's Sporting Goods, Inc.	212,925	7,793,055
Dillard's, Inc., Class A (a)	53,347	4,344,046
DSW, Inc., Class A	184,516	4,406,242
Duluth Holdings, Inc., Class B *(a)	21,497	372,758
Express, Inc. *	202,432	1,722,696
Five Below, Inc. *	142,557	10,080,205
Floor & Decor Holdings, Inc., Class A *	83,250	3,912,750
Francesca's Holdings Corp. *	108,670	642,240
Fred's, Inc., Class A (a)	98,771	139,267
FTD Cos., Inc. *	54,597	311,203
GameStop Corp., Class A (a)	270,257	3,567,392
Genesco, Inc. *	52,341	2,287,302
GNC Holdings, Inc., Class A *(a)	172,766	552,851
Group 1 Automotive, Inc.	49,959	3,510,119
Groupon, Inc. *	1,049,733	5,049,216
Guess?, Inc.	158,916	3,114,754
Haverty Furniture Cos., Inc.	47,526	950,520
Hibbett Sports, Inc. *	49,129	1,299,462
J. Jill, Inc. *	26,169	205,165
J.C. Penney Co., Inc. *(a)	839,636	2,031,919
Lands' End, Inc. *(a)	47,504	938,204
Liberty Expedia Holdings, Inc., Class A *	140,502	6,099,192
Liberty TripAdvisor Holdings, Inc., Class A *	191,039	2,798,721
Lithia Motors, Inc., Class A	62,786	6,137,331
Lumber Liquidators Holdings, Inc. *	74,355	1,573,352
MarineMax, Inc. *	57,003	1,336,720
Monro, Inc.	85,690	4,807,209
Murphy USA, Inc. *	83,717	5,588,947
National Vision Holdings, Inc. *	85,254	3,103,246
Nutrisystem, Inc.	77,235	2,880,865
Office Depot, Inc.	1,372,446	3,238,973
Ollie's Bargain Outlet Holdings, Inc. *	129,417	9,149,782
Overstock.com, Inc. *(a)	52,257	1,746,690
Party City Holdco, Inc. *	64,989	955,338
Penske Automotive Group, Inc.	96,008	4,622,785
PetMed Express, Inc.	54,634	1,965,185
Pier 1 Imports, Inc.	187,362	445,922
Pool Corp.	105,513	15,079,918
Rent-A-Center, Inc. (a)	137,895	1,308,624
RH *	49,576	4,845,062
Sally Beauty Holdings, Inc. *	323,772	4,901,908
Sears Holdings Corp. *	60,258	169,325
Shoe Carnival, Inc.	32,529	1,047,759

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shutterfly, Inc. *	85,953	8,091,615
Sleep Number Corp. *	99,900	2,794,203
Sonic Automotive, Inc., Class A	59,929	1,276,488
Sportsman's Warehouse Holdings, Inc. *	93,622	484,962
Tailored Brands, Inc.	131,198	4,304,606
The Buckle, Inc. (a)	78,169	1,973,767
The Cato Corp., Class A	65,196	1,488,425
The Children's Place, Inc.	42,704	5,498,140
The Container Store Group, Inc. *	55,221	422,993
The Finish Line, Inc., Class A	107,354	1,461,088
Tile Shop Holdings, Inc.	95,433	687,118
Urban Outfitters, Inc. *	207,063	8,601,397
Vitamin Shoppe, Inc. *	69,568	354,797
Wayfair, Inc., Class A *	108,656	10,034,382
Weyco Group, Inc.	18,414	638,413
Winmark Corp.	4,988	714,282
Zumiez, Inc. *	45,940	1,114,045
		239,168,975

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	102,831	6,738,515
Amkor Technology, Inc. *	324,461	2,952,595
Aquantia Corp. *(a)	16,631	198,907
Axcelis Technologies, Inc. *	85,862	1,824,568
Brooks Automation, Inc.	183,083	5,983,152
Cabot Microelectronics Corp.	67,908	7,685,148
Cavium, Inc. *	180,768	15,114,012
CEVA, Inc. *	56,997	1,920,799
Cirrus Logic, Inc. *	164,825	6,177,641
Cohu, Inc.	72,209	1,734,460
Cree, Inc. *	258,947	12,072,109
Cypress Semiconductor Corp.	926,107	15,243,721
Diodes, Inc. *	100,260	3,432,902
Entegris, Inc.	366,197	12,853,515
FormFactor, Inc. *	185,159	2,508,904
Ichor Holdings Ltd. *	46,710	1,162,145
Impinj, Inc. *(a)	44,943	804,480
Inphi Corp. *	113,108	3,820,788
Integrated Device Technology, Inc. *	346,777	11,526,867
Kulicke & Soffa Industries, Inc. *	181,688	4,375,047
Lattice Semiconductor Corp. *	314,340	1,807,455
MACOM Technology Solutions Holdings, Inc. *	106,259	2,396,140
MaxLinear, Inc., Class A *	161,459	2,962,773
MKS Instruments, Inc.	141,773	15,906,931
Monolithic Power Systems, Inc.	101,948	13,437,766
Nanometrics, Inc. *	65,772	2,760,451
NeoPhotonics Corp. *(a)	85,211	555,576
PDF Solutions, Inc. *	76,511	967,099
Photronics, Inc. *	175,231	1,524,510
Power Integrations, Inc.	77,643	5,834,871
Rambus, Inc. *	294,226	3,960,282
Rudolph Technologies, Inc. *	80,898	2,710,083
Semtech Corp. *	174,952	8,467,677
Silicon Laboratories, Inc. *	111,381	11,761,834
SolarEdge Technologies, Inc. *	92,719	5,178,356
SunPower Corp. *(a)	160,126	1,343,457
Synaptics, Inc. *	90,165	3,790,537
Ultra Clean Holdings, Inc. *	99,781	1,758,141
Universal Display Corp.	109,614	10,851,786
Veeco Instruments, Inc. *	127,766	2,178,410
Versum Materials, Inc.	282,914	11,308,073
Xcerra Corp. *	144,717	1,992,753
Xperi Corp.	131,142	2,590,055
		234,175,291

Security	Number of Shares	Value ($)
Software & Services 9.6%
2U, Inc. *	136,033	12,895,928
8x8, Inc. *	240,879	4,504,437
A10 Networks, Inc. *	127,239	818,147
ACI Worldwide, Inc. *	304,869	7,362,586
Acxiom Corp. *	208,042	6,093,550
Alarm.com Holdings, Inc. *	64,724	2,875,687
Altair Engineering, Inc., Class A *	54,516	1,918,418
ANGI Homeservices, Inc., Class A *	139,702	2,103,912
Aspen Technology, Inc. *	188,715	17,599,561
Avaya Holdings Corp. *	267,686	5,907,830
Benefitfocus, Inc. *	59,731	2,003,975
Black Knight, Inc. *	367,814	18,611,388
Blackbaud, Inc.	124,467	12,131,799
Blackhawk Network Holdings, Inc. *	146,873	6,609,285
Blackline, Inc. *	98,965	4,118,923
Blucora, Inc. *	122,385	4,644,511
Booz Allen Hamilton Holding Corp.	382,498	17,246,835
Bottomline Technologies (DE), Inc. *	91,167	4,335,903
Box, Inc., Class A *	336,322	8,636,749
CACI International, Inc., Class A *	64,346	10,723,261
Carbonite, Inc. *	57,402	2,227,198
Cardtronics plc, Class A *	122,252	3,136,986
Cargurus, Inc. *(a)	25,472	844,652
Cars.com, Inc. *	182,949	4,698,130
Cass Information Systems, Inc.	25,550	1,588,444
ChannelAdvisor Corp. *	66,450	983,460
Cision Ltd. *	102,428	1,509,789
Cloudera, Inc. *	209,273	3,394,408
CommVault Systems, Inc. *	108,346	7,405,449
Conduent, Inc. *	519,288	9,996,294
Convergys Corp.	239,844	5,669,912
CoreLogic, Inc. *	214,687	11,256,039
Cornerstone OnDemand, Inc. *	134,903	6,675,000
Coupa Software, Inc. *	71,021	3,791,101
CSG Systems International, Inc.	89,584	3,706,986
Ebix, Inc.	58,148	4,337,841
Ellie Mae, Inc. *	90,354	9,603,727
Endurance International Group Holdings, Inc. *	201,984	1,807,757
Envestnet, Inc. *	113,306	5,993,887
EPAM Systems, Inc. *	131,293	16,172,672
Etsy, Inc. *	288,329	9,324,560
Euronet Worldwide, Inc. *	137,344	11,510,801
Everbridge, Inc. *	45,478	2,095,171
Everi Holdings, Inc. *	164,602	1,232,869
EVERTEC, Inc.	153,406	3,344,251
ExlService Holdings, Inc. *	88,696	5,028,176
Fair Isaac Corp. *	79,169	14,569,471
FireEye, Inc. *	457,377	7,633,622
Five9, Inc. *	136,030	4,746,087
ForeScout Technologies, Inc. *	52,595	1,582,058
Genpact Ltd.	402,581	12,089,507
GoDaddy, Inc., Class A *	311,290	22,285,251
Gogo, Inc. *(a)	159,996	820,780
GrubHub, Inc. *	228,121	24,456,852
GTT Communications, Inc. *	85,701	4,027,947
Guidewire Software, Inc. *	206,758	19,195,413
Hortonworks, Inc. *	161,610	2,873,426
HubSpot, Inc. *	91,660	11,109,192
Imperva, Inc. *	81,675	3,961,238
Instructure, Inc. *	73,833	3,174,819
Internap Corp. *	47,978	520,082
j2 Global, Inc.	128,550	10,854,762
Liquidity Services, Inc. *	81,281	459,238
LivePerson, Inc. *	144,312	2,792,437
Manhattan Associates, Inc. *	178,513	7,768,886
ManTech International Corp., Class A	68,950	3,717,095

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Match Group, Inc. *(a)	163,066	6,710,166
MAXIMUS, Inc.	170,657	10,393,011
MicroStrategy, Inc., Class A *	24,891	3,225,127
MINDBODY, Inc., Class A *	74,710	2,943,574
MoneyGram International, Inc. *	79,344	526,051
Monotype Imaging Holdings, Inc.	110,503	2,386,865
New Relic, Inc. *	111,531	11,330,434
NIC, Inc.	175,129	2,688,230
Nutanix, Inc., Class A *	171,652	9,174,799
OneSpan, Inc. *	76,447	1,655,078
Pandora Media, Inc. *	655,950	4,735,959
Paycom Software, Inc. *	123,968	13,074,905
Paylocity Holding Corp. *	71,293	4,259,757
Pegasystems, Inc.	94,075	5,818,539
Perficient, Inc. *	92,395	2,412,433
Presidio, Inc. *	80,663	1,079,271
Progress Software Corp.	120,058	4,547,797
Proofpoint, Inc. *	131,252	15,342,046
PROS Holdings, Inc. *	72,791	2,572,434
Q2 Holdings, Inc. *	85,723	4,899,069
QAD, Inc., Class A	26,432	1,370,499
Qualys, Inc. *	84,638	6,512,894
Quotient Technology, Inc. *	193,539	2,593,423
Rapid7, Inc. *	86,403	2,736,383
RealNetworks, Inc. *	64,185	227,857
RealPage, Inc. *	152,811	8,977,646
RingCentral, Inc., Class A *	169,623	12,848,942
SailPoint Technologies Holding, Inc. *	50,153	1,308,492
Science Applications International Corp.	111,973	9,904,012
SendGrid, Inc. *	30,026	796,890
ServiceSource International, Inc. *	191,127	800,822
Shutterstock, Inc. *	47,500	2,251,025
SPS Commerce, Inc. *	44,887	3,340,939
Stamps.com, Inc. *	42,511	10,661,759
Switch, Inc., Class A	92,911	1,159,529
Sykes Enterprises, Inc. *	103,933	2,925,714
Syntel, Inc. *	101,267	3,189,911
Tableau Software, Inc., Class A *	176,458	17,446,402
The Rubicon Project, Inc. *	117,962	277,211
The Trade Desk, Inc., Class A *	56,887	4,865,545
TiVo Corp.	322,390	4,642,416
Travelport Worldwide Ltd.	322,617	5,658,702
TrueCar, Inc. *	204,366	2,004,830
TTEC Holdings, Inc.	36,564	1,290,709
Twilio, Inc., Class A *	179,127	9,667,484
Unisys Corp. *	135,741	1,635,679
Varonis Systems, Inc. *	52,597	4,084,157
Verint Systems, Inc. *	166,633	7,031,913
VirnetX Holding Corp. *(a)	113,967	364,694
Virtusa Corp. *	73,575	3,572,066
Web.com Group, Inc. *	125,833	2,460,035
WEX, Inc. *	104,361	18,347,707
Workiva, Inc. *	59,641	1,550,666
XO Group, Inc. *	63,756	2,069,520
Yelp, Inc. *	198,927	8,524,022
Yext, Inc. *	172,945	2,661,624
Zendesk, Inc. *	264,663	14,792,015
Zynga, Inc., Class A *	2,037,538	8,965,167
		750,411,254

Technology Hardware & Equipment 4.1%
3D Systems Corp. *(a)	309,332	3,823,344
Acacia Communications, Inc. *	48,156	1,557,365
ADTRAN, Inc.	124,009	1,729,926
Aerohive Networks, Inc. *	56,422	226,252
Anixter International, Inc. *	76,336	4,675,580
Applied Optoelectronics, Inc. *(a)	49,878	2,332,794
ARRIS International plc *	451,605	11,416,574
Security	Number of Shares	Value ($)
Avid Technology, Inc. *	95,056	484,786
AVX Corp.	116,912	1,787,584
Badger Meter, Inc.	77,489	3,390,144
Belden, Inc.	108,941	6,020,080
Benchmark Electronics, Inc.	124,254	3,441,836
CalAmp Corp. *	95,425	2,024,918
Calix, Inc. *	103,431	703,331
Casa Systems, Inc. *	195,047	3,746,853
Ciena Corp. *	374,871	8,640,777
Coherent, Inc. *	64,671	10,803,291
Comtech Telecommunications Corp.	60,045	1,879,409
Control4 Corp. *	54,127	1,341,808
Cray, Inc. *	102,173	2,544,108
CTS Corp.	83,949	2,728,342
Daktronics, Inc.	107,729	862,909
Diebold Nixdorf, Inc.	197,960	2,276,540
Dolby Laboratories, Inc., Class A	160,233	10,062,632
Eastman Kodak Co. *(a)	126,105	643,136
EchoStar Corp., Class A *	127,269	5,986,734
Electronics For Imaging, Inc. *	116,210	3,884,900
ePlus, Inc. *	37,480	3,408,806
Extreme Networks, Inc. *	296,584	2,553,588
Fabrinet *	99,175	3,484,018
FARO Technologies, Inc. *	43,062	2,310,276
Finisar Corp. *	297,232	4,818,131
Fitbit, Inc., Class A *	463,385	2,516,181
Harmonic, Inc. *	241,412	929,436
II-VI, Inc. *	141,870	6,235,186
Infinera Corp. *	393,919	3,466,487
Insight Enterprises, Inc. *	92,297	4,328,729
InterDigital, Inc.	89,600	7,064,960
Itron, Inc. *	90,478	5,166,294
KEMET Corp. *	128,110	2,559,638
Kimball Electronics, Inc. *	66,966	1,252,264
Knowles Corp. *	234,770	3,404,165
Littelfuse, Inc.	64,722	14,047,910
Lumentum Holdings, Inc. *	162,889	9,569,729
Maxwell Technologies, Inc. *(a)	87,950	452,943
Mesa Laboratories, Inc.	8,644	1,375,088
Methode Electronics, Inc.	96,899	3,890,495
MTS Systems Corp.	45,399	2,378,908
NETGEAR, Inc. *	81,183	4,907,512
NetScout Systems, Inc. *	233,142	6,294,834
Novanta, Inc. *	83,385	5,407,517
Oclaro, Inc. *	436,761	3,738,674
OSI Systems, Inc. *	48,050	3,295,269
Park Electrochemical Corp.	45,070	931,597
PC Connection, Inc.	29,024	858,820
Plantronics, Inc.	85,284	6,212,939
Plexus Corp. *	87,534	5,090,102
Pure Storage, Inc., Class A *	291,302	6,251,341
Quantenna Communications, Inc. *	51,292	820,672
Quantum Corp. *	108,657	328,144
Ribbon Communications, Inc. *	140,473	851,266
Rogers Corp. *	47,699	5,435,778
Sanmina Corp. *	186,255	5,364,144
ScanSource, Inc. *	69,676	2,727,815
Super Micro Computer, Inc. *	98,756	2,380,020
SYNNEX Corp.	76,440	8,165,321
Systemax, Inc.	33,119	1,093,589
Tech Data Corp. *	91,261	7,922,367
TTM Technologies, Inc. *	240,421	4,334,791
Ubiquiti Networks, Inc. *(a)	58,703	4,848,281
VeriFone Systems, Inc. *	289,641	6,586,436
ViaSat, Inc. *	141,813	8,878,912
Viavi Solutions, Inc. *	595,078	5,659,192

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vishay Intertechnology, Inc.	342,036	7,251,163
Zebra Technologies Corp., Class A *	139,418	21,402,057
		321,267,738

Telecommunication Services 0.5%
ATN International, Inc.	28,983	1,560,155
Boingo Wireless, Inc. *	104,614	2,250,247
Cincinnati Bell, Inc. *	105,581	1,298,646
Cogent Communications Holdings, Inc.	108,404	5,550,285
Consolidated Communications Holdings, Inc.	162,689	1,823,744
Frontier Communications Corp. (a)	202,670	1,505,838
Globalstar, Inc. *	1,021,102	553,744
IDT Corp., Class B *	55,172	270,343
Iridium Communications, Inc. *	210,696	3,202,579
ORBCOMM, Inc. *	208,361	2,012,767
pdvWireless, Inc. *	24,498	621,024
Shenandoah Telecommunications Co.	121,634	3,880,125
Spok Holdings, Inc.	54,629	841,287
Telephone & Data Systems, Inc.	238,157	6,084,911
United States Cellular Corp. *	37,319	1,340,498
Vonage Holdings Corp. *	550,606	6,304,439
Windstream Holdings, Inc.	123,930	682,856
		39,783,488

Transportation 1.6%
Air Transport Services Group, Inc. *	118,793	2,494,653
Allegiant Travel Co.	32,887	4,977,447
ArcBest Corp.	68,592	3,254,690
Atlas Air Worldwide Holdings, Inc. *	67,107	4,573,342
Avis Budget Group, Inc. *	184,046	7,175,954
Daseke, Inc. *	123,982	1,180,309
Echo Global Logistics, Inc. *	67,425	1,874,415
Forward Air Corp.	78,716	4,669,433
Hawaiian Holdings, Inc.	130,521	4,829,277
Heartland Express, Inc.	132,496	2,475,025
Hertz Global Holdings, Inc. *	216,644	3,269,158
Hub Group, Inc., Class A *	89,232	4,457,138
Kirby Corp. *	140,095	12,706,617
Knight-Swift Transportation Holdings, Inc.	332,204	13,514,059
Landstar System, Inc.	108,198	12,269,653
Marten Transport Ltd.	105,080	2,395,824
Matson, Inc.	112,914	3,866,175
Roadrunner Transportation Systems, Inc. *	70,541	127,679
Ryder System, Inc.	138,180	9,269,114
Saia, Inc. *	67,434	5,556,562
Schneider National, Inc., Class B	76,574	2,257,402
SkyWest, Inc.	134,791	7,683,087
Spirit Airlines, Inc. *	181,782	6,669,582
Universal Logistics Holdings, Inc.	21,685	539,957
Werner Enterprises, Inc.	119,816	4,696,787
		126,783,339

Utilities 2.8%
ALLETE, Inc.	133,748	10,274,521
American States Water Co.	95,441	5,371,420
AquaVenture Holdings Ltd. *	37,017	539,338
Avista Corp.	172,808	9,062,052
Black Hills Corp.	140,533	8,173,399
California Water Service Group	124,434	5,008,469
Chesapeake Utilities Corp.	43,018	3,434,987
Connecticut Water Service, Inc.	30,847	1,990,249
El Paso Electric Co.	108,344	6,348,958
Hawaiian Electric Industries, Inc.	286,568	9,837,880
IDACORP, Inc.	132,717	12,257,742
MDU Resources Group, Inc.	507,792	14,116,618
Security	Number of Shares	Value ($)
MGE Energy, Inc.	89,948	5,365,398
Middlesex Water Co.	42,848	1,904,165
New Jersey Resources Corp.	228,308	10,136,875
Northwest Natural Gas Co.	76,410	4,569,318
NorthWestern Corp.	127,419	6,941,787
NRG Yield, Inc., Class A	93,428	1,632,187
NRG Yield, Inc., Class C	156,050	2,730,875
ONE Gas, Inc.	135,836	10,194,492
Ormat Technologies, Inc.	95,681	4,958,189
Otter Tail Corp.	100,187	4,628,639
Pattern Energy Group, Inc., Class A	231,349	4,298,464
PNM Resources, Inc.	205,802	8,221,790
Portland General Electric Co.	233,326	9,953,687
SJW Group	42,826	2,703,605
South Jersey Industries, Inc.	214,499	7,104,207
Southwest Gas Holdings, Inc.	123,956	9,383,469
Spire, Inc.	124,616	8,878,890
TerraForm Power, Inc., Class A	107,450	1,193,770
Unitil Corp.	37,354	1,803,078
Vectren Corp.	217,138	15,342,971
WGL Holdings, Inc.	135,871	11,983,822
		220,345,311
Total Common Stock
(Cost $6,437,226,956)		7,767,977,601

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	177,806	15,131

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	548,853
Forest Laboratories, Inc., CVR *(b)	5,521	—
		548,853
Total Rights
(Cost $215,274)		563,984

Other Investment Companies 1.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	4,229,722	4,229,722

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	117,119,934	117,119,934
Total Other Investment Companies
(Cost $121,349,656)		121,349,656

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	130	10,622,300	63,299
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $112,763,463.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,767,977,601	$—	$—	$7,767,977,601
Rights [1]
Media	—	—	15,131	15,131
Pharmaceuticals, Biotechnology & Life Sciences	—	—	548,853 *	548,853
Other Investment Companies[1]	121,349,656	—	—	121,349,656
Futures Contracts[2]	63,299	—	—	63,299
Total	$7,889,390,556	$—	$563,984	$7,889,954,540
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	432,899	17,783,491

Banks 0.5%
Boston Private Financial Holdings, Inc.	217,918	3,704,606
Northwest Bancshares, Inc.	261,194	4,502,984
PacWest Bancorp	331,461	17,587,321
Umpqua Holdings Corp.	567,216	13,352,265
		39,147,176

Capital Goods 11.2%
3M Co.	1,440,040	284,019,089
Cummins, Inc.	400,765	57,064,929
Eaton Corp. plc	1,131,153	86,623,697
Emerson Electric Co.	1,646,855	116,663,208
Fastenal Co.	739,061	39,340,217
Lockheed Martin Corp.	640,571	201,485,202
MSC Industrial Direct Co., Inc., Class A	113,494	10,422,154
Snap-on, Inc.	146,376	21,637,300
Watsco, Inc.	78,560	14,456,611
		831,712,407

Commercial & Professional Services 0.3%
Robert Half International, Inc.	321,926	20,500,247
Steelcase, Inc., Class A	222,892	3,209,645
		23,709,892

Consumer Durables & Apparel 2.4%
Ethan Allen Interiors, Inc.	67,400	1,580,530
Garmin Ltd.	285,520	17,156,897
Hasbro, Inc.	290,935	25,238,611
Leggett & Platt, Inc.	336,368	13,891,998
Newell Brands, Inc.	1,257,006	29,640,202
Polaris Industries, Inc.	149,730	16,754,787
Tupperware Brands Corp.	130,886	5,518,154
VF Corp.	842,715	68,394,749
		178,175,928

Consumer Services 0.5%
Cracker Barrel Old Country Store, Inc.	61,180	9,587,518
Darden Restaurants, Inc.	317,163	27,723,218
		37,310,736

Diversified Financials 1.8%
Cohen & Steers, Inc.	52,951	2,061,383
Eaton Vance Corp.	303,843	16,346,753
Federated Investors, Inc., Class B	241,878	5,870,379
Janus Henderson Group plc	465,394	14,376,021
Lazard Ltd., Class A	333,728	17,166,968
Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	621,442	75,455,488
Waddell & Reed Financial, Inc., Class A	212,608	4,124,595
		135,401,587

Energy 8.1%
Exxon Mobil Corp.	4,567,856	371,092,621
Helmerich & Payne, Inc.	279,045	18,523,007
ONEOK, Inc.	1,053,756	71,824,009
Valero Energy Corp.	1,124,013	136,230,376
		597,670,013

Food & Staples Retailing 4.2%
Walmart, Inc.	3,758,076	310,191,593

Food, Beverage & Tobacco 10.5%
Altria Group, Inc.	4,899,684	273,108,386
B&G Foods, Inc.	169,610	4,774,522
Campbell Soup Co.	494,060	16,620,178
Flowers Foods, Inc.	470,471	9,550,561
General Mills, Inc.	1,460,358	61,758,540
Hormel Foods Corp.	690,492	24,781,758
Kellogg Co.	639,544	41,180,238
Lancaster Colony Corp.	49,692	6,266,161
PepsiCo, Inc.	3,089,235	309,695,809
The Hershey Co.	361,540	32,553,062
		780,289,215

Health Care Equipment & Services 2.8%
Cardinal Health, Inc.	808,220	42,100,180
CVS Health Corp.	2,600,859	164,868,452
Meridian Bioscience, Inc.	107,651	1,593,235
National HealthCare Corp.	27,158	1,803,291
		210,365,158

Household & Personal Products 6.2%
Kimberly-Clark Corp.	902,628	91,030,034
Nu Skin Enterprises, Inc., Class A	126,213	10,335,582
The Clorox Co.	330,706	39,959,206
The Procter & Gamble Co.	4,287,188	313,693,546
		455,018,368

Insurance 2.8%
AmTrust Financial Services, Inc.	239,967	3,205,959
Assurant, Inc.	138,690	12,946,712
Employers Holdings, Inc.	82,674	3,273,890
Erie Indemnity Co., Class A	47,030	5,314,860
FNF Group	699,530	25,854,629
Mercury General Corp.	93,116	4,386,695
Principal Financial Group, Inc.	690,673	38,539,553
Prudential Financial, Inc.	1,088,482	105,408,597

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safety Insurance Group, Inc.	39,332	3,382,552
Stewart Information Services Corp.	59,695	2,518,532
		204,831,979

Materials 1.9%
Eastman Chemical Co.	368,264	38,413,618
International Paper Co.	1,060,001	56,710,053
Packaging Corp. of America	242,061	28,442,168
Schweitzer-Mauduit International, Inc.	78,311	3,430,805
Sonoco Products Co.	256,370	13,108,198
		140,104,842

Media 0.7%
Meredith Corp.	103,074	5,189,776
Omnicom Group, Inc.	590,762	42,582,125
		47,771,901

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Pfizer, Inc.	9,442,036	339,252,353

Retailing 7.9%
American Eagle Outfitters, Inc.	433,323	9,619,771
Foot Locker, Inc.	318,910	17,211,573
Genuine Parts Co.	375,976	34,134,861
Macy's, Inc.	781,437	27,279,966
Nordstrom, Inc.	300,449	14,731,014
Target Corp.	1,395,207	101,696,638
The Buckle, Inc.	72,310	1,825,828
The Gap, Inc.	560,714	15,688,778
The Home Depot, Inc.	1,899,539	354,359,000
Williams-Sonoma, Inc.	199,390	11,040,224
		587,587,653

Semiconductors & Semiconductor Equipment 13.5%
Intel Corp.	6,610,205	364,883,316
KLA-Tencor Corp.	402,446	45,568,961
Maxim Integrated Products, Inc.	723,402	42,427,527
QUALCOMM, Inc.	3,784,541	219,957,523
Texas Instruments, Inc.	2,530,150	283,149,087
Xilinx, Inc.	644,794	43,916,919
		999,903,333

Software & Services 7.1%
Automatic Data Processing, Inc.	1,138,670	148,049,874
International Business Machines Corp.	2,142,749	302,791,861
Paychex, Inc.	821,490	53,873,314
The Western Union Co.	1,179,063	23,451,563
		528,166,612

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
AVX Corp.	115,764	1,770,032

Telecommunication Services 4.5%
Verizon Communications, Inc.	6,946,300	331,130,121

Transportation 7.1%
C.H. Robinson Worldwide, Inc.	357,265	31,082,055
Union Pacific Corp.	2,020,996	288,517,389
United Parcel Service, Inc., Class B	1,763,954	204,830,338
		524,429,782

Utilities 0.7%
WEC Energy Group, Inc.	809,960	51,148,974
Total Common Stock
(Cost $7,085,867,612)		7,372,873,146

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (a)	4,497,824	4,497,824
Total Other Investment Company
(Cost $4,497,824)		4,497,824

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	200	27,055,000	(70,874)
(a)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,372,873,146	$—	$—	$7,372,873,146
Other Investment Company[1]	4,497,824	—	—	4,497,824
Liabilities
Futures Contracts[2]	(70,874)	—	—	(70,874)
Total	$7,377,300,096	$—	$—	$7,377,300,096
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89448MAY18

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 19, 2018